The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (5.5%)
	AT&T, Inc.	12,386,779	$238,445,496
# *	Charter Communications, Inc., Class A	11,707	4,445,382
	Comcast Corp., Class A	12,257,215	505,855,263
	Electronic Arts, Inc.	529,866	79,977,974
	Fox Corp. (FOX US), Class B	327,846	11,615,584
#	Fox Corp. (FOXA US), Class A	929,362	35,352,930
* ††	GCI Liberty, Inc.	59,566	0
	Interpublic Group of Cos., Inc.	837,911	26,955,597
# *	Liberty Broadband Corp. (LBRDA US), Class A	27,366	1,812,177
*	Liberty Broadband Corp. (LBRDK US), Class C	67,513	4,549,701
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	39,281	2,905,616
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	98,714	7,983,001
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	655	24,739
*	Liberty Media Corp.-Liberty SiriusXM (LSXMA US), Class A	26,201	592,667
# *	Liberty Media Corp.-Liberty SiriusXM (LSXMK US), Class C	290,835	6,546,696
#	News Corp. (NWS US), Class B	64,856	1,847,747
	News Corp. (NWSA US), Class A	905,965	24,986,515
#	Omnicom Group, Inc.	246,172	24,134,703
*	Take-Two Interactive Software, Inc.	234,929	35,363,862
	T-Mobile U.S., Inc.	1,154,478	210,438,250
	Verizon Communications, Inc.	7,341,072	297,460,237
	Walt Disney Co.	779,333	73,015,709
*	Warner Bros Discovery, Inc.	833,157	7,206,808
TOTAL COMMUNICATION SERVICES			1,601,516,654
CONSUMER DISCRETIONARY — (5.4%)
*	Aptiv PLC	292,836	20,319,890
	Aramark	869,099	29,784,023
#	Autoliv, Inc.	116,089	11,741,241
#	Best Buy Co., Inc.	58,198	5,035,291
	BorgWarner, Inc.	517,216	18,262,897
# *	CarMax, Inc.	308,700	26,066,628
*	Carnival Corp.	1,574,159	26,225,489
#	Dick's Sporting Goods, Inc.	21,473	4,645,684
	DR Horton, Inc.	1,755,869	315,933,509
	eBay, Inc.	2,192,529	121,926,538
	Ford Motor Co.	5,352,399	57,912,957
	Garmin Ltd.	553,650	94,812,563
	General Motors Co.	4,270,514	189,269,180
	Gentex Corp.	496,507	15,421,507
	Genuine Parts Co.	260,210	38,279,493
#	Hyatt Hotels Corp., Class A	133,345	19,645,719
	Lear Corp.	36,233	4,421,875
	Lennar Corp. (LEN US), Class A	934,946	165,419,996
#	Lennar Corp. (LENB US), Class B	33,910	5,593,794
	LKQ Corp.	1,602,480	66,502,920
*	MGM Resorts International	1,378,193	59,220,953
#	Penske Automotive Group, Inc.	104,673	18,224,616
	PulteGroup, Inc.	1,605,663	211,947,516
	Ralph Lauren Corp.	41,846	7,347,739
	Tapestry, Inc.	258,509	10,363,626
	Toll Brothers, Inc.	153,417	21,894,140

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
# *	TopBuild Corp.	9,539	$4,564,793
TOTAL CONSUMER DISCRETIONARY			1,570,784,577
CONSUMER STAPLES — (4.4%)
	Albertsons Cos., Inc., Class A	188,772	3,743,349
	Archer-Daniels-Midland Co.	1,097,553	68,059,261
	Bunge Global SA	609,659	64,154,417
#	Campbell Soup Co.	593,100	27,792,666
	Casey's General Stores, Inc.	53,544	20,766,505
	Conagra Brands, Inc.	528,967	16,038,279
	Constellation Brands, Inc., Class A	356,266	87,342,173
*	Coty, Inc., Class A	255,459	2,541,817
	Dollar General Corp.	44,712	5,382,878
# *	Dollar Tree, Inc.	676,384	70,573,907
	General Mills, Inc.	2,046,326	137,390,328
	Hormel Foods Corp.	406,263	13,045,105
	J M Smucker Co.	381,569	45,006,063
	Kenvue, Inc.	1,605,446	29,684,696
	Keurig Dr Pepper, Inc.	1,524,745	52,268,259
	Kraft Heinz Co.	1,191,731	41,960,848
	Kroger Co.	3,528,698	192,314,041
	Molson Coors Beverage Co., Class B	435,782	23,031,079
	Mondelez International, Inc., Class A	3,101,723	212,002,767
*	Performance Food Group Co.	118,856	8,201,064
	Target Corp.	422,807	63,594,401
	Tyson Foods, Inc., Class A	925,645	56,371,780
*	U.S. Foods Holding Corp.	903,258	49,128,203
TOTAL CONSUMER STAPLES			1,290,393,886
ENERGY — (13.4%)
	Baker Hughes Co.	2,886,673	111,771,979
#	Chesapeake Energy Corp.	112,235	8,566,898
	Chevron Corp.	4,126,924	662,247,494
	ConocoPhillips	3,086,998	343,274,178
	Coterra Energy, Inc.	2,205,239	56,895,166
	Devon Energy Corp.	1,843,504	86,699,993
	Diamondback Energy, Inc.	661,643	133,856,995
	EOG Resources, Inc.	1,023,297	129,754,060
#	EQT Corp.	556,426	19,202,261
	Exxon Mobil Corp.	12,075,396	1,432,021,189
	Halliburton Co.	723,874	25,103,950
	HF Sinclair Corp.	287,753	14,810,647
	Kinder Morgan, Inc.	5,924,552	125,185,784
	Marathon Oil Corp.	1,942,732	54,493,633
	Marathon Petroleum Corp.	787,498	139,402,896
	Occidental Petroleum Corp.	1,282,619	78,008,888
	ONEOK, Inc.	138,395	11,532,455
	Ovintiv, Inc.	120,582	5,599,828
	Permian Resources Corp.	1,479	22,688
	Phillips 66	936,455	136,235,473
	Schlumberger NV	883,182	42,648,859
	Valero Energy Corp.	1,095,838	177,218,921
	Williams Cos., Inc.	2,741,642	117,726,107
TOTAL ENERGY			3,912,280,342
FINANCIALS — (24.0%)
	Aflac, Inc.	1,432,922	136,672,100
	Ally Financial, Inc.	1,519,290	68,383,243

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American International Group, Inc.	1,904,953	$150,929,426
*	Arch Capital Group Ltd.	933,062	89,368,678
	Axis Capital Holdings Ltd.	3,443	260,807
	Bank of America Corp.	5,940,646	239,467,440
	Bank of New York Mellon Corp.	2,476,920	161,173,184
*	Berkshire Hathaway, Inc., Class B	1,791,259	785,467,071
	BlackRock, Inc.	26,287	23,040,555
	BOK Financial Corp.	6,114	628,764
	Capital One Financial Corp.	1,477,562	223,702,887
#	Carlyle Group, Inc.	17,807	885,720
	Charles Schwab Corp.	3,700	241,203
	Chubb Ltd.	623,230	171,799,582
	Cincinnati Financial Corp.	53,977	7,050,476
	Citigroup, Inc.	2,313,118	150,075,096
	Citizens Financial Group, Inc.	632,526	26,989,884
	CME Group, Inc.	31,597	6,120,655
	Corebridge Financial, Inc.	65,765	1,943,356
	Discover Financial Services	967,007	139,239,338
	Equitable Holdings, Inc.	10,374	452,410
	Everest Group Ltd.	108,975	42,813,008
#	F&G Annuities & Life, Inc.	8,261	356,297
	Fidelity National Financial, Inc.	296,968	16,454,997
	Fidelity National Information Services, Inc.	1,876,852	144,198,539
	Fifth Third Bancorp	3,530,714	149,490,431
	First Citizens BancShares, Inc., Class A	10,466	21,849,764
*	Fiserv, Inc.	733,273	119,941,465
#	Franklin Resources, Inc.	135,977	3,109,794
	Global Payments, Inc.	206,741	21,013,155
	Goldman Sachs Group, Inc.	742,023	377,711,968
	Hartford Financial Services Group, Inc.	1,798,758	199,518,237
	Huntington Bancshares, Inc.	3,673,080	54,912,546
	Intercontinental Exchange, Inc.	121,984	18,487,895
#	Jefferies Financial Group, Inc.	73,833	4,317,016
	JPMorgan Chase & Co.	6,592,607	1,402,906,770
	KeyCorp	2,382,473	38,429,289
	Loews Corp.	619,986	49,567,881
	M&T Bank Corp.	334,893	57,658,528
*	Markel Group, Inc.	8,815	14,446,463
	MetLife, Inc.	1,144,078	87,922,394
	Morgan Stanley	2,192,820	226,320,952
	Northern Trust Corp.	269,881	23,924,951
	Old Republic International Corp.	17,558	607,858
	PNC Financial Services Group, Inc.	578,982	104,853,640
	Principal Financial Group, Inc.	1,433,986	116,884,199
	Prudential Financial, Inc.	1,287,996	161,411,659
	Raymond James Financial, Inc.	360,931	41,867,996
#	Regions Financial Corp.	4,794,047	107,242,831
	Reinsurance Group of America, Inc.	33,547	7,562,500
#	RenaissanceRe Holdings Ltd.	10,134	2,350,176
	State Street Corp.	691,346	58,743,670
	Synchrony Financial	1,426,581	72,456,049
	T Rowe Price Group, Inc.	198,131	22,628,542
	Travelers Cos., Inc.	1,031,317	223,218,251
	Truist Financial Corp.	3,479,540	155,500,643
	U.S. Bancorp	1,575,494	70,708,171
	Unum Group	46,438	2,671,578
	W R Berkley Corp.	370,666	20,434,817
	Wells Fargo & Co.	5,729,127	339,966,396

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Willis Towers Watson PLC	72,358	$20,425,216
TOTAL FINANCIALS			6,988,778,407
HEALTH CARE — (15.5%)
	Abbott Laboratories	1,758,511	186,296,655
*	Avantor, Inc.	918,028	24,557,249
	Baxter International, Inc.	160,522	5,749,898
	Becton Dickinson & Co.	527,682	127,203,023
*	Biogen, Inc.	279,532	59,596,222
*	BioMarin Pharmaceutical, Inc.	88,114	7,430,654
*	Boston Scientific Corp.	794,102	58,668,256
	Bristol-Myers Squibb Co.	2,102,315	99,986,101
*	Centene Corp.	1,429,528	109,959,294
*	Charles River Laboratories International, Inc.	66,613	16,260,233
	Cigna Group	835,431	291,289,727
	Cooper Cos., Inc.	124,928	11,659,530
	CVS Health Corp.	2,930,610	176,803,701
	Danaher Corp.	1,108,364	307,105,497
*	DaVita, Inc.	1,999	273,103
*	Edwards Lifesciences Corp.	171,069	10,785,901
	Elevance Health, Inc.	575,246	306,048,129
# *	Envista Holdings Corp.	11,130	189,989
# *	Fortrea Holdings, Inc.	254,689	7,026,870
*	GE HealthCare Technologies, Inc.	1,151,730	97,470,910
	Gilead Sciences, Inc.	2,493,184	189,631,575
*	Henry Schein, Inc.	90,638	6,520,498
*	Hologic, Inc.	568,784	46,418,462
	Humana, Inc.	408,303	147,646,448
# *	ICON PLC	10,793	3,544,853
*	Incyte Corp.	99,435	6,470,236
	Johnson & Johnson	1,469,485	231,958,207
	Labcorp Holdings, Inc.	634,299	136,653,377
	Medtronic PLC	2,021,760	162,387,763
*	Moderna, Inc.	349,576	41,676,451
*	Molina Healthcare, Inc.	65,746	22,437,137
	Pfizer, Inc.	13,136,974	401,203,186
	Quest Diagnostics, Inc.	905,867	128,904,874
*	Regeneron Pharmaceuticals, Inc.	180,242	194,515,364
#	Revvity, Inc.	128,420	16,130,836
	Royalty Pharma PLC, Class A	7,285	205,219
	STERIS PLC	210,742	50,316,760
*	Tenet Healthcare Corp.	92,457	13,840,813
	Thermo Fisher Scientific, Inc.	367,274	225,263,835
*	United Therapeutics Corp.	84,749	26,551,014
	UnitedHealth Group, Inc.	677,424	390,304,612
	Universal Health Services, Inc., Class B	354,912	75,865,989
	Viatris, Inc.	1,496,113	18,043,123
	Zimmer Biomet Holdings, Inc.	478,846	53,319,502
TOTAL HEALTH CARE			4,494,171,076
INDUSTRIALS — (12.1%)
	AMETEK, Inc.	524,182	90,935,093
*	Builders FirstSource, Inc.	484,342	81,064,321
	Carlisle Cos., Inc.	99,035	41,454,070
	Carrier Global Corp.	288,213	19,630,187
*	Clean Harbors, Inc.	10,226	2,441,253
#	Concentrix Corp.	33,198	2,340,459
	CSX Corp.	1,796,400	63,053,640

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Cummins, Inc.	618,184	$180,386,091
	Deere & Co.	408,707	152,030,830
#	Delta Air Lines, Inc.	2,724,121	117,191,685
	Dover Corp.	451,063	83,112,868
	EMCOR Group, Inc.	19,031	7,144,999
	Emerson Electric Co.	553,773	64,852,356
	FedEx Corp.	613,891	185,548,555
	Fortive Corp.	512,252	36,805,306
	Fortune Brands Innovations, Inc.	199,434	16,116,262
	General Dynamics Corp.	477,120	142,520,515
	Huntington Ingalls Industries, Inc.	47,968	13,430,081
	IDEX Corp.	28,532	5,948,351
	Ingersoll Rand, Inc.	1,044,230	104,840,692
	Jacobs Solutions, Inc.	311,550	45,595,343
	JB Hunt Transport Services, Inc.	173,360	30,017,284
	Johnson Controls International PLC	2,003,309	143,316,726
	L3Harris Technologies, Inc.	470,761	106,810,963
	Leidos Holdings, Inc.	714,993	103,244,989
	ManpowerGroup, Inc.	2,452	187,774
*	Masterbrand, Inc.	14,587	263,295
	MDU Resources Group, Inc.	20,335	547,825
	Nordson Corp.	14,433	3,613,013
	Norfolk Southern Corp.	706,803	176,389,757
	Northrop Grumman Corp.	191,523	92,758,419
	nVent Electric PLC	36,380	2,642,279
	Oshkosh Corp.	2,394	260,108
	Otis Worldwide Corp.	876,223	82,803,073
	Owens Corning	520,448	97,001,098
	PACCAR, Inc.	2,024,474	199,734,605
	Parker-Hannifin Corp.	130,191	73,057,982
	Pentair PLC	780,022	68,540,533
	Regal Rexnord Corp.	50,964	8,188,896
	Republic Services, Inc.	316,286	61,460,696
	RTX Corp.	2,051,769	241,062,340
	Snap-on, Inc.	313,561	90,001,414
#	Southwest Airlines Co.	595,654	16,046,919
	SS&C Technologies Holdings, Inc.	533,260	38,901,317
	Stanley Black & Decker, Inc.	362,099	38,244,896
	Textron, Inc.	1,104,443	102,602,755
	Trane Technologies PLC	344	114,992
	TransUnion	187,987	16,967,707
# *	U-Haul Holding Co. (UHAL US)	84,288	5,629,596
	U-Haul Holding Co. (UHAL/B US)	744,097	47,421,302
*	United Airlines Holdings, Inc.	1,253,844	56,949,594
	United Rentals, Inc.	73,974	56,005,715
	Veralto Corp.	247,061	26,326,820
	Westinghouse Air Brake Technologies Corp.	392,002	63,171,122
	Xylem, Inc.	204,149	27,253,892
TOTAL INDUSTRIALS			3,533,982,653
INFORMATION TECHNOLOGY — (9.7%)
*	Advanced Micro Devices, Inc.	906,928	131,032,957
*	Akamai Technologies, Inc.	412,366	40,527,331
	Amdocs Ltd.	661,039	57,821,081
	Analog Devices, Inc.	1,159,653	268,320,511
# *	Aspen Technology, Inc.	2,278	428,150
	Avnet, Inc.	5,178	278,369
	Cisco Systems, Inc.	8,086,755	391,803,280
	Cognizant Technology Solutions Corp., Class A	1,850,966	140,081,107

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Corning, Inc.	4,138,362	$165,575,864
*	F5, Inc.	33,119	6,744,353
*	First Solar, Inc.	210,266	45,415,353
*	Flex Ltd.	1,292,301	41,547,477
# *	GLOBALFOUNDRIES, Inc.	163,292	8,329,525
	Hewlett Packard Enterprise Co.	6,350,484	126,438,136
	HP, Inc.	3,198,138	115,420,800
	Intel Corp.	6,735,002	207,033,962
	Jabil, Inc.	74,412	8,384,000
*	Keysight Technologies, Inc.	28,626	3,995,331
	Marvell Technology, Inc.	1,003,660	67,225,147
	Microchip Technology, Inc.	2,564	227,632
	Micron Technology, Inc.	818,705	89,910,183
*	Okta, Inc.	92,970	8,733,602
*	ON Semiconductor Corp.	1,249,541	97,776,583
*	Qorvo, Inc.	266,220	31,893,156
	Roper Technologies, Inc.	49,228	26,816,953
	Salesforce, Inc.	1,334,505	345,369,894
	Skyworks Solutions, Inc.	558,852	63,496,764
	TD SYNNEX Corp.	53,561	6,382,864
	TE Connectivity Ltd.	1,310,687	202,278,325
*	Teledyne Technologies, Inc.	65,469	27,618,752
*	Trimble, Inc.	128,257	6,995,137
*	Twilio, Inc., Class A	75,779	4,480,812
*	Western Digital Corp.	852,349	57,150,001
*	Zebra Technologies Corp., Class A	28,388	9,969,582
*	Zoom Video Communications, Inc., Class A	266,982	16,125,713
TOTAL INFORMATION TECHNOLOGY			2,821,628,687
MATERIALS — (7.6%)
	Air Products & Chemicals, Inc.	400,472	105,664,537
#	Albemarle Corp.	483,212	45,262,468
#	Amcor PLC	3,379,345	35,584,503
	Ball Corp.	323,174	20,628,196
#	Celanese Corp.	225,900	31,885,785
	CF Industries Holdings, Inc.	729,816	55,750,644
	Corteva, Inc.	1,046,785	58,724,639
	Crown Holdings, Inc.	16,342	1,449,535
	Dow, Inc.	2,620,634	142,745,934
	DuPont de Nemours, Inc.	499,566	41,813,674
	Eastman Chemical Co.	720,826	74,482,951
	Freeport-McMoRan, Inc.	4,433,625	201,330,911
	Huntsman Corp.	8,221	196,729
	International Flavors & Fragrances, Inc.	123,478	12,283,591
#	International Paper Co.	814,659	37,865,350
	Linde PLC	279,201	126,617,654
	LyondellBasell Industries NV, Class A	1,347,531	134,025,433
	Martin Marietta Materials, Inc.	208,102	123,477,322
	Mosaic Co.	69,039	2,055,291
	Newmont Corp.	1,908,882	93,668,840
	Nucor Corp.	1,548,608	252,330,188
	Packaging Corp. of America	243,104	48,589,197
	PPG Industries, Inc.	736,129	93,473,660
	Reliance, Inc.	375,245	114,284,617
	Smurfit WestRock PLC	5,525	247,741
	Steel Dynamics, Inc.	1,218,500	162,328,570
	Vulcan Materials Co.	463,775	127,310,875

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Westlake Corp.	370,962	$54,850,441
TOTAL MATERIALS			2,198,929,276
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	1,053,860	118,780,561
*	Jones Lang LaSalle, Inc.	72,111	18,092,650
# *	Zillow Group, Inc. (Z US), Class C	70,703	3,443,236
TOTAL REAL ESTATE			140,316,447
UTILITIES — (0.4%)
	NRG Energy, Inc.	463,815	34,864,974
	Vistra Corp.	895,002	70,902,058
TOTAL UTILITIES			105,767,032
TOTAL COMMON STOCKS Cost ($16,601,519,912)			28,658,549,037

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	249,913,555	249,913,555
SECURITIES LENDING COLLATERAL — (0.6%)
@ §	The DFA Short Term Investment Fund	15,862,457	183,481,040
TOTAL INVESTMENTS — (100.0%)
(Cost $17,034,914,507)^^			$29,091,943,632

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2024, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	724	09/20/24	$203,837,308	$201,199,600	$(2,637,708)
Total Futures Contracts			$203,837,308	$201,199,600	$(2,637,708)
Summary of the Series' investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,601,516,654	—	—	$1,601,516,654
Consumer Discretionary	1,570,784,577	—	—	1,570,784,577
Consumer Staples	1,290,393,886	—	—	1,290,393,886
Energy	3,912,280,342	—	—	3,912,280,342

The U.S. Large Cap Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financials	$6,988,778,407	—	—	$6,988,778,407
Health Care	4,494,171,076	—	—	4,494,171,076
Industrials	3,533,982,653	—	—	3,533,982,653
Information Technology	2,821,628,687	—	—	2,821,628,687
Materials	2,198,929,276	—	—	2,198,929,276
Real Estate	140,316,447	—	—	140,316,447
Utilities	105,767,032	—	—	105,767,032
Temporary Cash Investments	249,913,555	—	—	249,913,555
Securities Lending Collateral	—	$183,481,040	—	183,481,040
Total Investments in Securities	$28,908,462,592	$183,481,040	—˂˃	$29,091,943,632
Financial Instruments
Liabilities
Futures Contracts**	(2,637,708)	—	—	(2,637,708)
Total Financial Instruments	$(2,637,708)	—	—	$(2,637,708)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value»
COMMON STOCKS — (97.3%)
AUSTRALIA — (6.2%)
ANZ Group Holdings Ltd.	3,720,839	$70,789,107
Aurizon Holdings Ltd.	9,364,075	22,832,156
Bendigo & Adelaide Bank Ltd.	1,005,936	8,235,135
BlueScope Steel Ltd.	2,914,127	42,316,480
Brickworks Ltd.	17,393	328,408
Challenger Ltd.	75,667	348,745
Cleanaway Waste Management Ltd.	3,028,437	5,598,232
Evolution Mining Ltd.	7,618,788	19,740,081
Harvey Norman Holdings Ltd.	2,494,300	7,833,642
Incitec Pivot Ltd.	4,867,740	9,397,596
National Australia Bank Ltd.	5,570,044	140,680,717
New Hope Corp. Ltd.	843,254	2,689,296
Northern Star Resources Ltd.	3,326,728	30,875,790
Orica Ltd.	1,113,717	13,104,975
Origin Energy Ltd.	2,915,788	20,006,595
QBE Insurance Group Ltd.	1,222,525	14,428,301
Rio Tinto Ltd.	328,422	25,236,635
Santos Ltd.	13,238,704	69,012,126
Seven Group Holdings Ltd.	186,936	4,796,205
Sonic Healthcare Ltd.	1,364,334	24,726,051
South32 Ltd. (S32 AU)	16,664,513	33,423,924
Suncorp Group Ltd.	3,426,829	39,871,567
TPG Telecom Ltd.	605,566	1,884,487
Westpac Banking Corp.	5,237,352	102,352,523
Whitehaven Coal Ltd.	5,022,173	25,354,228
Woodside Energy Group Ltd. (WDS AU)	3,693,816	66,986,634
Worley Ltd.	971,709	9,638,313
# Yancoal Australia Ltd.	744,193	3,448,957
TOTAL AUSTRALIA		815,936,906
AUSTRIA — (0.1%)
Erste Group Bank AG	138,521	7,205,344
OMV AG	201,615	8,435,591
TOTAL AUSTRIA		15,640,935
BELGIUM — (0.8%)
Ageas SA	393,983	18,809,232
Anheuser-Busch InBev SA (ABI BB)	143,125	8,497,927
KBC Group NV	582,113	45,024,064
Solvay SA	215,011	7,569,358
Syensqo SA	215,011	19,012,946
TOTAL BELGIUM		98,913,527
CANADA — (10.5%)
Agnico Eagle Mines Ltd. (AEM US)	655,853	50,612,176
AltaGas Ltd.	450,341	10,737,859
ARC Resources Ltd.	91,574	1,584,546
Bank of Montreal (BMO CN)	1,808	152,494
Bank of Montreal (BMO US)	1,308,032	110,306,339
Bank of Nova Scotia (BNS CN)	503,391	23,506,043
# Bank of Nova Scotia (BNS US)	1,545,991	72,151,400
Barrick Gold Corp. (ABX CN)	42,338	784,417
Barrick Gold Corp. (GOLD US)	1,502,478	27,810,868
Canadian Imperial Bank of Commerce (CM CN)	1,726,071	89,263,368

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Imperial Bank of Commerce (CM US)	496,982	$25,689,000
#	Canadian Tire Corp. Ltd., Class A	22,573	2,318,039
	Cenovus Energy, Inc. (CVE US)	859,164	17,294,971
	Empire Co. Ltd., Class A	65,266	1,725,426
	Endeavour Mining PLC	363,519	7,998,919
	Fairfax Financial Holdings Ltd.	96,097	113,329,242
	First Quantum Minerals Ltd.	1,494,315	18,291,327
	Great-West Lifeco, Inc.	36,900	1,108,350
	iA Financial Corp., Inc.	382,697	25,878,095
	IGM Financial, Inc.	65,682	1,861,065
	Imperial Oil Ltd. (IMO US)	73,344	5,248,497
	Kinross Gold Corp. (K CN)	4,622,914	42,021,925
	Kinross Gold Corp. (KGC US)	811,323	7,350,586
	Lundin Mining Corp.	2,984,206	30,130,614
#	Magna International, Inc. (MGA US)	956,110	42,422,601
	Manulife Financial Corp. (MFC CN)	506,547	13,494,223
	Manulife Financial Corp. (MFC US)	3,075,373	81,897,183
*	MEG Energy Corp.	848,834	17,589,643
	Nutrien Ltd. (NTR US)	1,515,016	77,568,809
	Onex Corp.	140,809	9,649,034
#	Pan American Silver Corp. (PAAS US)	101,310	2,328,104
	Suncor Energy, Inc. (SU CN)	840,913	33,584,159
	Suncor Energy, Inc. (SU US)	2,343,254	93,542,700
	Teck Resources Ltd. (TECK US), Class B	2,305,144	112,975,107
	Teck Resources Ltd. (TECKB CN), Class B	3,183	156,032
	Toronto-Dominion Bank (TD CN)	114,199	6,743,667
	Toronto-Dominion Bank (TD US)	2,103,166	124,149,889
	Tourmaline Oil Corp.	1,012,303	44,542,358
	West Fraser Timber Co. Ltd. (WFG CN)	170,541	15,122,830
	West Fraser Timber Co. Ltd. (WFG US)	11,473	1,017,540
#	Whitecap Resources, Inc.	1,779,975	13,717,404
TOTAL CANADA			1,377,656,849
DENMARK — (2.9%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	3,426	5,565,315
	AP Moller - Maersk AS (MAERSKB DC), Class B	3,510	5,806,727
	Carlsberg AS, Class B	382,101	46,141,350
#	Coloplast AS, Class B	258,376	33,589,009
	Danske Bank AS	945,349	28,911,121
*	Demant AS	241,584	9,262,190
	DSV AS	370,073	67,887,898
*	Genmab AS (GMAB DC)	75,940	21,450,894
	H Lundbeck AS (HLUNB DC)	90,194	563,919
	Novo Nordisk AS (NOVOB DC), Class B	89,643	11,877,060
	Novonesis (Novozymes) B, Class B	925,882	58,939,082
	Pandora AS	244,853	38,381,518
	Rockwool AS (ROCKA DC), Class A	91	40,044
	Rockwool AS (ROCKB DC), Class B	15,066	6,659,362
*	Svitzer Group AS	15,750	603,582
	Tryg AS	359,699	7,875,287
*	Vestas Wind Systems AS	1,273,092	31,505,256
*	Zealand Pharma AS	1,850	249,234
TOTAL DENMARK			375,308,848
FINLAND — (0.7%)
#	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	5,217,732
#	Nokia OYJ (NOKIA FH)	10,009,206	39,335,184
	Nordea Bank Abp (NDA FH)	290,012	3,393,643

The DFA International Value Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp (NDA SS)	2,159,163	$25,284,230
	Stora Enso OYJ, Class R	1,009,352	12,618,026
TOTAL FINLAND			85,848,815
FRANCE — (10.4%)
Ω	Amundi SA	67,754	4,944,733
	Arkema SA	177,263	15,996,717
	BNP Paribas SA	1,245,833	85,356,651
	Bollore SE	1,793,750	11,165,804
	Bouygues SA	917,705	31,684,679
	Carrefour SA	2,062,414	30,765,505
	Cie de Saint-Gobain SA	1,855,942	159,213,349
	Cie Generale des Etablissements Michelin SCA	2,740,740	108,502,712
	Credit Agricole SA	1,088,951	16,525,336
	Eiffage SA	284,086	28,272,726
	Engie SA	5,147,551	80,920,333
	Orange SA (ORA FP)	6,198,866	68,790,459
	Publicis Groupe SA (PUB FP)	462,546	48,288,154
	Renault SA	692,307	33,550,676
	Rexel SA	591,057	15,016,922
	Sanofi SA (SAN FP)	1,202,301	123,948,185
	Sanofi SA (SNY US), ADR	18,998	984,286
	Societe Generale SA	1,575,385	40,860,701
	TotalEnergies SE (TTE FP)	6,761,803	456,193,766
	Vivendi SE	355,476	3,793,197
TOTAL FRANCE			1,364,774,891
GERMANY — (5.5%)
	BASF SE	1,470,435	68,459,245
	Bayer AG	902,263	26,842,945
	Bayerische Motoren Werke AG	915,630	84,923,878
	Commerzbank AG	3,512,358	57,260,128
	Continental AG	350,740	21,501,696
* Ω	Covestro AG	486,865	28,661,177
	Daimler Truck Holding AG	1,841,913	71,114,316
	Deutsche Bank AG (DB US)	1,417,940	22,063,147
	Deutsche Bank AG (DBK GR)	1,876,820	29,213,594
#	Deutsche Lufthansa AG	524,114	3,284,509
	Deutsche Telekom AG (DTE GR)	405,449	10,605,525
Ω	DWS Group GmbH & Co. KGaA	19,253	728,081
	Evonik Industries AG	155,329	3,145,676
	Fresenius Medical Care AG (FME GR)	411,664	15,885,228
*	Fresenius SE & Co. KGaA	565,563	20,264,550
# Ω	Hapag-Lloyd AG	11,832	2,100,698
	Heidelberg Materials AG	490,528	51,102,804
	Henkel AG & Co. KGaA	78,906	6,113,864
	Mercedes-Benz Group AG	2,408,921	159,240,333
	RWE AG	457,997	17,092,861
*	Talanx AG	57,781	4,389,704
	Volkswagen AG	102,362	12,077,594
TOTAL GERMANY			716,071,553
HONG KONG — (1.1%)
	BOC Hong Kong Holdings Ltd.	6,901,500	20,078,683
#	Cathay Pacific Airways Ltd.	7,060,999	7,377,027
	CK Asset Holdings Ltd.	2,573,803	9,834,681
	CK Hutchison Holdings Ltd.	7,678,984	40,115,842
	CK Infrastructure Holdings Ltd.	608,500	4,058,542

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
# Ω	ESR Group Ltd.	1,613,600	$2,439,494
	Henderson Land Development Co. Ltd.	1,643,485	4,616,257
	MTR Corp. Ltd.	1,450,433	4,692,288
#	Sino Land Co. Ltd.	6,122,656	6,333,018
	Sun Hung Kai Properties Ltd.	1,662,420	14,394,101
	Swire Pacific Ltd. (19 HK), Class A	1,064,000	9,178,889
	Swire Pacific Ltd. (87 HK), Class B	2,672,500	3,463,745
Ω	WH Group Ltd.	28,380,196	18,448,368
	Xinyi Glass Holdings Ltd.	1,156,150	1,221,309
TOTAL HONG KONG			146,252,244
IRELAND — (0.3%)
	AIB Group PLC	975,783	5,597,174
	Bank of Ireland Group PLC	1,341,875	15,196,648
*	Flutter Entertainment PLC	2,095	414,510
	Smurfit WestRock PLC	250,820	11,246,769
TOTAL IRELAND			32,455,101
ISRAEL — (0.5%)
	Bank Hapoalim BM	1,744,949	16,012,237
	Bank Leumi Le-Israel BM	2,824,004	24,335,826
*	Clal Insurance Enterprises Holdings Ltd.	150,725	2,296,150
	Delek Group Ltd.	39,719	4,110,845
	Harel Insurance Investments & Financial Services Ltd.	483,181	4,340,165
#	Israel Discount Bank Ltd., Class A	3,035,053	15,493,987
	Migdal Insurance & Financial Holdings Ltd.	679,887	806,841
	Phoenix Holdings Ltd.	304,192	2,939,296
*	Shikun & Binui Ltd.	14,619	33,187
TOTAL ISRAEL			70,368,534
ITALY — (2.4%)
	Banco BPM SpA	2,118,518	14,667,920
	Eni SpA (ENI IM)	3,371,547	53,944,048
	Stellantis NV	2,546,971	42,508,946
	Stellantis NV (STLAM IM)	3,233,234	53,878,801
	UniCredit SpA	3,618,770	148,639,884
TOTAL ITALY			313,639,599
JAPAN — (21.4%)
	Acom Co. Ltd.	136,600	393,340
	AGC, Inc.	891,869	31,919,762
	Air Water, Inc.	340,286	4,999,164
	Aisin Corp.	636,100	21,459,457
	Alfresa Holdings Corp.	235,599	3,680,617
	Amada Co. Ltd.	1,072,200	12,591,836
	Asahi Group Holdings Ltd.	1,025,200	37,740,872
	Asahi Kasei Corp.	3,645,899	26,291,541
	Bridgestone Corp.	601,800	24,537,579
	Brother Industries Ltd.	746,800	15,321,613
	Canon Marketing Japan, Inc.	139,900	4,332,202
	Chiba Bank Ltd.	1,064,000	9,966,990
	Coca-Cola Bottlers Japan Holdings, Inc.	294,957	4,396,456
	COMSYS Holdings Corp.	133,599	2,876,144
	Concordia Financial Group Ltd.	1,793,800	11,305,443
	Cosmo Energy Holdings Co. Ltd.	273,700	14,688,546
	Credit Saison Co. Ltd.	493,392	11,436,431
	Dai Nippon Printing Co. Ltd.	372,900	12,267,743

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daicel Corp.	617,900	$6,006,478
	Daido Steel Co. Ltd.	134,700	1,347,742
	Dai-ichi Life Holdings, Inc.	1,239,947	37,806,352
	Daiwa House Industry Co. Ltd.	1,100,500	31,164,380
	Daiwa Securities Group, Inc.	574,500	4,743,126
	Denso Corp.	614,900	10,083,749
	Dentsu Group, Inc.	198,600	5,251,621
	Dowa Holdings Co. Ltd.	105,700	3,879,208
	ENEOS Holdings, Inc.	9,365,003	49,068,314
	EXEO Group, Inc.	153,100	1,669,938
	Fuji Media Holdings, Inc.	49,800	624,222
	FUJIFILM Holdings Corp.	1,079,400	25,663,736
	Fukuoka Financial Group, Inc.	259,600	7,281,483
	Fuyo General Lease Co. Ltd.	34,600	2,827,969
	Gunma Bank Ltd.	176,800	1,199,424
	Hachijuni Bank Ltd.	651,143	4,641,082
	Hakuhodo DY Holdings, Inc.	217,299	1,774,536
	Hankyu Hanshin Holdings, Inc.	598,900	17,088,969
	Haseko Corp.	739,472	9,228,212
	Hitachi Construction Machinery Co. Ltd.	263,200	6,555,553
	Honda Motor Co. Ltd. (7267 JP)	10,142,400	108,367,207
	House Foods Group, Inc.	1,300	25,646
	Hulic Co. Ltd.	90,700	885,332
	Idemitsu Kosan Co. Ltd.	3,065,810	20,192,391
	Iida Group Holdings Co. Ltd.	276,651	4,158,521
	INFRONEER Holdings, Inc.	398,421	3,454,933
	Inpex Corp.	2,444,583	37,747,992
	Isuzu Motors Ltd.	1,896,400	25,652,843
	Iwatani Corp.	68,200	4,328,047
	Iyogin Holdings, Inc.	126,300	1,268,961
	J Front Retailing Co. Ltd.	828,217	10,032,425
	Japan Airlines Co. Ltd.	299,200	4,847,900
	Japan Post Bank Co. Ltd.	141,100	1,468,310
	Japan Post Holdings Co. Ltd.	1,397,610	14,801,330
	Japan Post Insurance Co. Ltd.	134,400	2,766,965
	JFE Holdings, Inc.	1,203,995	17,636,551
	JTEKT Corp.	242,640	1,744,141
	Kajima Corp.	976,500	18,869,415
	Kamigumi Co. Ltd.	324,100	7,391,366
	Kawasaki Heavy Industries Ltd.	111,267	4,082,566
#	Kawasaki Kisen Kaisha Ltd.	378,600	5,817,245
	Kewpie Corp.	10,377	266,525
	Kinden Corp.	228,000	4,810,359
	Kobe Steel Ltd.	1,118,050	13,955,875
	Koito Manufacturing Co. Ltd.	549,500	8,125,074
	Kokuyo Co. Ltd.	20,200	338,954
	Komatsu Ltd.	510,500	14,512,277
	Kubota Corp. (6326 JP)	1,378,281	19,815,423
	Kuraray Co. Ltd.	1,303,291	15,937,987
	Kyocera Corp.	978,500	12,324,169
	Kyoto Financial Group, Inc.	454,716	8,492,913
	Kyudenko Corp.	6,700	308,609
	Kyushu Financial Group, Inc.	486,500	2,996,643
	Lixil Corp.	938,185	10,860,585
	LY Corp.	2,230,200	5,579,770
	Mabuchi Motor Co. Ltd.	88,700	1,363,528
	Marubeni Corp.	509,300	9,584,905
	Mazda Motor Corp.	1,557,100	13,430,635
	Mebuki Financial Group, Inc.	1,565,010	6,514,278

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Medipal Holdings Corp.	285,450	$5,152,447
	MEIJI Holdings Co. Ltd.	433,100	10,937,666
	Mitsubishi Chemical Group Corp.	3,410,100	20,140,885
	Mitsubishi Corp.	4,952,200	102,273,100
	Mitsubishi Electric Corp.	1,125,600	18,754,484
	Mitsubishi Estate Co. Ltd.	1,143,939	19,497,213
	Mitsubishi Gas Chemical Co., Inc.	554,400	10,480,943
	Mitsubishi HC Capital, Inc.	2,653,300	19,088,947
	Mitsubishi Logistics Corp.	106,100	3,711,252
#	Mitsubishi Motors Corp.	2,084,890	5,943,368
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	10,897,250	125,867,056
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	1,968,045	22,868,683
#	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	8,384,575
	Mitsui Chemicals, Inc.	812,360	23,486,963
	Mitsui Fudosan Co. Ltd.	3,329,700	34,495,225
#	Mitsui OSK Lines Ltd.	885,300	28,119,918
	Mizuho Financial Group, Inc. (8411 JP)	2,332,680	53,325,402
	MS&AD Insurance Group Holdings, Inc.	1,350,459	31,836,444
	Nagase & Co. Ltd.	21,700	476,723
	NEC Corp.	357,410	30,935,500
	NGK Insulators Ltd.	711,500	9,615,933
	NH Foods Ltd.	268,267	8,861,163
	NHK Spring Co. Ltd.	100,300	1,103,067
	Nikon Corp.	557,100	6,398,649
	Nippon Electric Glass Co. Ltd.	83,799	1,999,603
	Nippon Express Holdings, Inc.	308,624	15,270,970
#	Nippon Steel Corp.	1,318,093	28,618,954
#	Nippon Yusen KK	1,198,600	38,623,542
#	Nissan Motor Co. Ltd.	6,846,584	21,731,909
	Nisshin Seifun Group, Inc.	248,600	3,076,283
	Niterra Co. Ltd.	373,000	11,047,588
	NOK Corp.	127,100	1,857,807
	Nomura Holdings, Inc. (8604 JP)	3,219,302	19,848,953
	Nomura Real Estate Holdings, Inc.	567,300	15,858,703
	NSK Ltd.	775,791	4,067,397
	Obayashi Corp.	1,692,682	22,223,769
	Oji Holdings Corp.	3,428,000	14,599,708
	Ono Pharmaceutical Co. Ltd.	31,400	463,223
	Open House Group Co. Ltd.	122,500	4,338,802
	ORIX Corp. (8591 JP)	2,167,200	52,423,787
	Panasonic Holdings Corp.	3,996,999	32,740,132
	Resona Holdings, Inc.	4,095,139	29,365,975
	Resonac Holdings Corp.	803,024	19,935,633
	Ricoh Co. Ltd.	1,843,900	17,165,426
	Rinnai Corp.	46,600	1,145,803
	Rohm Co. Ltd.	468,400	6,386,274
	Sankyu, Inc.	8,400	286,926
	SBI Holdings, Inc.	358,899	9,329,090
	Seiko Epson Corp.	981,632	16,992,455
	Seino Holdings Co. Ltd.	437,400	6,845,656
	Sekisui Chemical Co. Ltd.	457,800	6,907,283
#	Sekisui House Ltd.	1,446,900	36,253,996
	Seven & i Holdings Co. Ltd.	2,135,100	25,567,294
	Shimamura Co. Ltd.	112,000	5,489,225
	Shimizu Corp.	228,000	1,432,968
	Shizuoka Financial Group, Inc.	741,300	7,404,320
	Sohgo Security Services Co. Ltd.	93,000	594,857
	Sojitz Corp.	681,440	16,118,147
	Sompo Holdings, Inc.	791,568	18,049,267

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Stanley Electric Co. Ltd.	456,100	$8,955,027
	Subaru Corp.	1,829,084	35,166,878
	SUMCO Corp.	722,200	11,873,248
	Sumitomo Chemical Co. Ltd.	836,500	2,144,329
	Sumitomo Corp.	1,699,000	42,215,972
	Sumitomo Electric Industries Ltd.	2,893,100	43,764,112
	Sumitomo Forestry Co. Ltd.	598,600	25,526,069
	Sumitomo Heavy Industries Ltd.	451,917	12,136,362
	Sumitomo Metal Mining Co. Ltd.	435,264	13,272,971
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	1,491,600	107,712,792
	Sumitomo Mitsui Trust Holdings, Inc.	1,048,087	26,492,311
	Sumitomo Realty & Development Co. Ltd.	974,300	32,203,274
	Sumitomo Rubber Industries Ltd.	727,455	7,579,744
	Suntory Beverage & Food Ltd.	14,300	513,601
	Suzuken Co. Ltd.	102,500	3,735,491
	Suzuki Motor Corp.	1,067,100	12,263,307
	Taiheiyo Cement Corp.	217,387	5,937,508
	Taisei Corp.	215,600	9,156,823
	Taiyo Yuden Co. Ltd.	30,700	922,539
	Takashimaya Co. Ltd.	429,600	7,955,345
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	2,599,871	72,989,468
	TBS Holdings, Inc.	57,200	1,615,452
	THK Co. Ltd.	197,000	3,719,348
	Tokyo Century Corp.	400,800	4,269,391
	Tokyo Tatemono Co. Ltd.	870,300	15,182,042
	Tokyu Fudosan Holdings Corp.	2,629,400	18,985,011
	TOPPAN Holdings, Inc.	599,800	16,966,029
	Toray Industries, Inc.	2,186,500	11,367,728
	Tosoh Corp.	958,800	13,042,859
	TOTO Ltd.	129,800	3,574,067
	Toyo Seikan Group Holdings Ltd.	385,349	6,616,557
	Toyo Tire Corp.	334,200	5,452,756
	Toyoda Gosei Co. Ltd.	272,500	4,975,492
	Toyota Boshoku Corp.	234,200	3,156,003
	Toyota Industries Corp.	158,900	13,358,738
	Toyota Motor Corp. (7203 JP)	3,399,950	65,315,607
	Toyota Tsusho Corp.	1,473,000	29,449,716
	Yamada Holdings Co. Ltd.	681,528	2,067,783
	Yamaguchi Financial Group, Inc.	151,042	1,877,593
	Yamaha Corp.	38,100	905,602
	Yamaha Motor Co. Ltd.	2,888,700	26,899,505
	Yamato Holdings Co. Ltd.	620,700	7,538,453
	Yamato Kogyo Co. Ltd.	72,400	3,826,098
	Yokohama Rubber Co. Ltd.	564,500	12,830,712
	Zeon Corp.	158,800	1,402,533
TOTAL JAPAN			2,795,600,003
NETHERLANDS — (4.0%)
Ω	ABN AMRO Bank NV, GDR	866,403	15,124,668
	Aegon Ltd. (AEG US)	31,012	200,027
	Aegon Ltd. (AGN NA)	2,863,375	18,529,623
	Akzo Nobel NV	337,568	20,872,555
	ArcelorMittal SA (MT NA)	317,689	7,233,988
#	ArcelorMittal SA (MT US)	640,003	14,630,471
	ASR Nederland NV	473,394	23,784,375
	Coca-Cola Europacific Partners PLC	97,681	7,185,473
	HAL Trust	1,136	140,338
	Heineken NV	356,789	31,661,724
	IMCD NV	13,323	1,915,760

The DFA International Value Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	ING Groep NV (INGA NA)	4,971,616	$90,239,521
	JDE Peet's NV	212,301	4,668,646
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	128,978,769
	Koninklijke KPN NV	7,597,234	29,934,500
*	Koninklijke Philips NV (PHG US)	528,466	14,892,172
*	Koninklijke Philips NV (PHIA NA)	1,191,803	33,477,367
	NN Group NV	892,716	44,800,202
	Prosus NV (PRX NA)	499,154	17,412,130
	Randstad NV	394,906	19,233,881
	Stellantis NV (STLA US)	208,034	3,472,087
TOTAL NETHERLANDS			528,388,277
NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	2,154,347	9,596,950
	Chorus Ltd. (CNU NZ)	198,004	931,563
	Fletcher Building Ltd. (FBU NZ)	1,735,805	3,235,211
#	Fonterra Co.-operative Group Ltd.	293,628	691,558
	Infratil Ltd.	471,962	3,032,010
	Mercury NZ Ltd.	186,821	766,016
*	Ryman Healthcare Ltd.	251,718	680,415
	Summerset Group Holdings Ltd.	147,766	986,195
TOTAL NEW ZEALAND			19,919,918
NORWAY — (0.7%)
	Aker BP ASA	622,602	15,075,806
	Aker Solutions ASA	62,793	299,595
	Austevoll Seafood ASA	36,142	298,484
	DNB Bank ASA	1,576,781	32,576,355
	Golden Ocean Group Ltd.	186,950	2,323,521
	Hoegh Autoliners ASA	2,025	22,134
	Leroy Seafood Group ASA	30,334	131,742
	Norsk Hydro ASA	2,197,036	12,186,643
	SpareBank 1 SR-Bank ASA	344,254	4,419,397
	Stolt-Nielsen Ltd.	154,040	6,041,053
	Subsea 7 SA	573,605	11,033,302
	Wallenius Wilhelmsen ASA	618,543	5,751,367
#	Yara International ASA	158,996	4,529,215
TOTAL NORWAY			94,688,614
PORTUGAL — (0.1%)
	EDP Renovaveis SA	279,540	4,345,738
	Galp Energia SGPS SA	553,452	11,637,109
TOTAL PORTUGAL			15,982,847
SINGAPORE — (1.0%)
Ω	BW LPG Ltd.	283,251	4,604,046
	CapitaLand Investment Ltd.	2,461,400	4,990,569
	City Developments Ltd.	1,253,700	4,998,070
	Hongkong Land Holdings Ltd.	1,860,600	6,009,016
	Jardine Cycle & Carriage Ltd.	181,500	3,534,147
	Keppel Ltd.	5,705,800	28,396,999
	Olam Group Ltd.	82,200	71,280
	Oversea-Chinese Banking Corp. Ltd.	1,056,100	11,755,074
*	Seatrium Ltd.	3,882,814	4,889,391
	United Overseas Bank Ltd.	1,693,100	41,055,441
	UOL Group Ltd.	974,274	3,936,375

The DFA International Value Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Wilmar International Ltd.	6,301,600	$15,026,377
TOTAL SINGAPORE			129,266,785
SPAIN — (2.8%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	6,651,895	69,719,919
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	822,736	8,671,638
	Banco de Sabadell SA	862,269	1,819,598
	Banco Santander SA (SAN SM)	33,828,020	163,191,353
	Banco Santander SA (SAN US), Sponsored ADR	219,342	1,063,809
	CaixaBank SA	8,447,967	49,270,557
	Repsol SA (REP SM)	5,175,215	73,813,674
TOTAL SPAIN			367,550,548
SWEDEN — (2.4%)
	Billerud Aktiebolag	171,671	1,728,657
	Boliden AB	994,756	30,422,221
	Bure Equity AB	13,254	496,553
Ω	Dometic Group AB	351,335	2,410,517
	Essity AB (ESSITYB SS), Class B	673,857	18,946,376
	Getinge AB, Class B	127,856	2,496,753
	Holmen AB (HOLMA SS), Class A	5,562	217,893
	Holmen AB (HOLMB SS), Class B	176,174	6,925,756
	Husqvarna AB (HUSQB SS), Class B	1,105,757	7,467,337
	Loomis AB	222,844	7,100,972
*	Millicom International Cellular SA, SDR	408,796	10,176,836
	Pandox AB	118,934	2,206,377
	Securitas AB, Class B	953,635	10,258,826
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	45,157,575
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	227,650
	Skanska AB, Class B	730,459	14,281,762
	SKF AB (SKFB SS), Class B	1,204,906	22,400,239
	SSAB AB (SSABA SS), Class A	817,535	4,217,822
	SSAB AB (SSABB SS), Class B	2,290,595	11,610,353
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	473,832
	Svenska Cellulosa AB SCA (SCAB SS), Class B	594,134	8,076,467
	Svenska Handelsbanken AB (SHBA SS), Class A	1,335,980	13,485,201
#	Svenska Handelsbanken AB (SHBB SS), Class B	37,204	459,681
#	Swedbank AB, Class A	1,001,439	21,294,539
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	271,970	1,873,873
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	4,967,445	34,155,449
#	Telia Co. AB	5,278,252	15,340,567
	Trelleborg AB, Class B	528,817	19,652,199
	Vitrolife AB	18,157	390,489
	Volvo AB (VOLVA SS), Class A	71,377	1,855,552
# *	Volvo Car AB, Class B	985,708	2,796,787
TOTAL SWEDEN			318,605,111
SWITZERLAND — (10.2%)
	Alcon, Inc. (ALC SW)	498,597	47,209,461
	Alcon, Inc. (ALC US)	99,798	9,381,050
	Baloise Holding AG	105,344	18,852,496
	Banque Cantonale Vaudoise	12,011	1,274,937
	Barry Callebaut AG	1,506	2,423,172
	Cie Financiere Richemont SA, Class A	787,983	120,192,080
	DSM-Firmenich AG	174,413	22,267,114
	Holcim AG (HOLN FP)	375,078	35,142,597
	Holcim AG (HOLN SW)	895,794	83,712,312
	Julius Baer Group Ltd.	644,916	35,294,719

The DFA International Value Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Lonza Group AG	107,142	$71,346,840
	Novartis AG (NOVN SW)	1,526,421	170,391,056
#	Novartis AG (NVS US), Sponsored ADR	892,239	99,466,804
	Sandoz Group AG (SDZ SW)	305,284	13,241,169
#	Sandoz Group AG (SDZNY US), ADR	275,714	11,972,880
	Schindler Holding AG	7,078	1,858,254
	SIG Group AG	186,593	3,918,468
	Swatch Group AG (UHR SW)	7,747	1,595,533
	Swatch Group AG (UHRN SW)	75,517	3,062,028
	Swiss Life Holding AG	77,691	59,489,080
	Swiss Prime Site AG	116,858	11,711,545
	Swiss Re AG	571,718	70,483,305
	Swisscom AG	94,854	58,054,636
*	UBS Group AG (UBS US)	867,752	26,188,737
	UBS Group AG (UBSG SW)	5,580,634	169,096,961
	Zurich Insurance Group AG	344,994	189,667,394
TOTAL SWITZERLAND			1,337,294,628
UNITED KINGDOM — (13.1%)
	3i Group PLC	315,335	12,686,151
	Anglo American PLC	1,263,029	38,290,390
	Barclays PLC (BARC LN)	6,559,385	19,614,566
	Barclays PLC (BCS US), Sponsored ADR	3,626,544	43,228,404
	Barratt Developments PLC	1,172,367	7,933,280
	BP PLC (BP LN)	7,690,578	45,459,857
	BP PLC (BP US), Sponsored ADR	2,310,080	81,753,731
	British American Tobacco PLC (BATS LN)	2,449,842	86,922,917
	British American Tobacco PLC (BTI US), Sponsored ADR	160,135	5,707,211
	BT Group PLC	26,353,717	47,792,502
	Centrica PLC	486,495	829,461
	CRH PLC (CRHCF US)	135,674	11,627,262
	DS Smith PLC	4,251,087	24,852,068
	Glencore PLC	12,728,997	70,631,133
	HSBC Holdings PLC (HSBA LN)	11,272,844	102,516,411
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,088,271	94,285,435
	Investec PLC	791,263	6,265,244
	J Sainsbury PLC	5,562,104	19,724,316
	Kingfisher PLC	6,401,753	22,759,057
	Lloyds Banking Group PLC (LLOY LN)	127,829,976	97,655,688
#	Lloyds Banking Group PLC (LYG US), ADR	1,844,768	5,589,647
	M&G PLC	1,181,248	3,225,569
	Marks & Spencer Group PLC	10,812	45,665
	Mondi PLC	714,434	13,968,374
	NatWest Group PLC (NWG LN)	11,456,331	54,354,379
#	NatWest Group PLC (NWG US), Sponsored ADR	1,170,624	11,167,753
#	Pearson PLC (PSO US), Sponsored ADR	536,584	7,249,237
	Shell PLC (SHEL LN)	307,658	11,218,404
	Shell PLC (SHEL US), ADR	8,286,882	606,765,500
	Standard Chartered PLC	3,879,521	38,323,016
	Taylor Wimpey PLC	6,600,738	13,532,668
	Tesco PLC	9,436,697	40,242,510
	Vodafone Group PLC (VOD LN)	58,430,147	54,675,980
	Vodafone Group PLC (VOD US), Sponsored ADR	1,141,673	10,686,062
	Whitbread PLC	45,930	1,720,996
TOTAL UNITED KINGDOM			1,713,300,844

The DFA International Value Series
CONTINUED
	Shares	Value»
UNITED STATES — (0.0%)
Newmont Corp., CDI	77,251	$3,729,032
TOTAL COMMON STOCKS		12,737,194,409
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG, 7.558%	152,008	13,031,885
Henkel AG & Co. KGaA, 2.341%	250,502	21,428,383
Porsche Automobil Holding SE, 6.209%	207,110	9,257,706
Volkswagen AG, 8.809%	287,443	32,079,493
TOTAL GERMANY		75,797,467
TOTAL INVESTMENT SECURITIES (Cost $9,651,490,437)		12,812,991,876

			Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@ §	The DFA Short Term Investment Fund	23,933,980	276,844,347
TOTAL INVESTMENTS — (100.0%)
(Cost $9,928,347,494)^^			$13,089,836,223

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2024, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	220	09/20/24	$61,152,011	$61,138,000	$(14,011)
Total Futures Contracts			$61,152,011	$61,138,000	$(14,011)
Summary of the Series' investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$815,936,906	—	$815,936,906
Austria	—	15,640,935	—	15,640,935
Belgium	—	98,913,527	—	98,913,527
Canada	$1,377,656,849	—	—	1,377,656,849
Denmark	603,582	374,705,266	—	375,308,848

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	$5,217,732	$80,631,083	—	$85,848,815
France	984,286	1,363,790,605	—	1,364,774,891
Germany	22,063,147	694,008,406	—	716,071,553
Hong Kong	—	146,252,244	—	146,252,244
Ireland	11,246,769	21,208,332	—	32,455,101
Israel	—	70,368,534	—	70,368,534
Italy	42,508,946	271,130,653	—	313,639,599
Japan	31,253,258	2,764,346,745	—	2,795,600,003
Netherlands	33,194,757	495,193,520	—	528,388,277
New Zealand	—	19,919,918	—	19,919,918
Norway	—	94,688,614	—	94,688,614
Portugal	—	15,982,847	—	15,982,847
Singapore	—	129,266,785	—	129,266,785
Spain	9,735,447	357,815,101	—	367,550,548
Sweden	1,873,873	316,731,238	—	318,605,111
Switzerland	147,009,471	1,190,285,157	—	1,337,294,628
United Kingdom	878,060,242	835,240,602	—	1,713,300,844
United States	—	3,729,032	—	3,729,032
Preferred Stocks
Germany	—	75,797,467	—	75,797,467
Securities Lending Collateral	—	276,844,347	—	276,844,347
Total Investments in Securities	$2,561,408,359	$10,528,427,864	—	$13,089,836,223
Financial Instruments
Liabilities
Futures Contracts**	(14,011)	—	—	(14,011)
Total Financial Instruments	$(14,011)	—	—	$(14,011)
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (2.2%)
	Akatsuki, Inc.	36,000	$566,380
*	AlphaPolis Co. Ltd.	9,200	130,162
#	Amuse, Inc.	35,979	385,720
	Asahi Broadcasting Group Holdings Corp.	3,600	16,497
	Asahi Net, Inc.	103,900	462,295
	Ateam, Inc.	2,100	9,342
# *	Atrae, Inc.	84,200	489,749
	Avex, Inc.	157,500	1,576,330
# *	Bank of Innovation, Inc.	6,200	207,238
# *	Bengo4.com, Inc.	12,100	294,246
	Broadmedia Corp.	12,221	134,658
#	CAVE Interactive Co. Ltd.	12,500	103,353
#	Ceres, Inc.	48,500	544,883
	COLOPL, Inc.	183,900	747,428
# *	Cover Corp.	105,900	1,385,673
	Daiichikosho Co. Ltd.	276,735	3,340,160
	DeNA Co. Ltd.	294,200	3,041,320
#	Digital Holdings, Inc.	45,100	320,368
# *	Drecom Co. Ltd.	3,500	16,141
#	Fibergate, Inc.	22,100	175,918
#	Freebit Co. Ltd.	65,800	606,310
*	GA Technologies Co. Ltd.	52,800	423,335
# *	giftee, Inc.	89,200	713,130
	Gree, Inc.	274,100	969,116
*	Gumi, Inc.	20,000	45,361
	GungHo Online Entertainment, Inc.	267,600	5,231,853
	IG Port, Inc.	32,800	392,516
	Imagica Group, Inc.	66,300	219,709
#	i-mobile Co. Ltd.	138,600	415,654
#	Infocom Corp.	143,100	5,789,151
	Intage Holdings, Inc.	58,800	628,753
#	IPS, Inc.	15,999	233,896
	ITmedia, Inc.	38,700	484,377
# *	Japan Communications, Inc.	832,400	1,046,494
	Kakaku.com, Inc.	431,100	6,026,557
#	Kamakura Shinsho Ltd.	11,900	35,151
# *	KLab, Inc.	159,300	246,839
	LIFULL Co. Ltd.	296,800	320,499
	Macromill, Inc.	124,597	729,379
	MarkLines Co. Ltd.	72,900	1,455,964
	Marvelous, Inc.	157,400	685,130
#	Members Co. Ltd.	48,200	294,453
	MIXI, Inc.	229,200	4,548,845
# *	NexTone, Inc.	8,500	87,962
	Okinawa Cellular Telephone Co.	157,500	4,235,101
	Oricon, Inc.	23,100	130,847
#	Port, Inc.	49,300	661,838
*	PR Times Corp.	6,074	72,698
	Proto Corp.	156,700	1,538,676
#	Septeni Holdings Co. Ltd.	79,700	201,853
# *	Sharingtechnology, Inc.	39,300	182,639
	SKY Perfect JSAT Holdings, Inc.	897,900	5,282,938
	Synchro Food Co. Ltd.	13,000	42,954

The Japanese Small Company Series
CONTINUED
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Toei Co. Ltd.	61,400	$1,581,876
#	Tohokushinsha Film Corp.	284,400	1,211,203
	Tow Co. Ltd.	92,400	219,836
	TV Asahi Holdings Corp.	100,500	1,400,620
	Tv Tokyo Holdings Corp.	59,200	1,447,343
#	U-Next Holdings Co. Ltd.	125,400	4,318,611
	ValueCommerce Co. Ltd.	105,400	828,251
	Vector, Inc.	174,200	1,147,645
	Vision, Inc.	63,800	574,369
	Wowow, Inc.	28,700	221,495
	Zenrin Co. Ltd.	136,750	879,661
	ZIGExN Co. Ltd.	295,400	1,142,541
TOTAL COMMUNICATION SERVICES			72,901,290
CONSUMER DISCRETIONARY — (15.6%)
	&Do Holdings Co. Ltd.	32,900	234,824
	AB&Company Co. Ltd.	2,500	15,794
#	Adastria Co. Ltd.	174,120	3,875,806
#	Adventure, Inc.	13,900	494,193
#	Aeon Fantasy Co. Ltd.	33,032	558,971
	Aeon Kyushu Co. Ltd.	2,500	50,047
	Ahresty Corp.	55,900	273,529
	Ainavo Holdings Co. Ltd.	5,600	50,778
#	Airtrip Corp.	59,300	557,152
	Aisan Industry Co. Ltd.	208,600	2,106,258
# *	Akebono Brake Industry Co. Ltd.	176,200	177,964
#	Alleanza Holdings Co. Ltd.	77,800	595,426
#	Alpen Co. Ltd.	94,700	1,392,942
	Alpha Corp.	20,900	190,255
	Amiyaki Tei Co. Ltd.	24,614	907,748
	AOKI Holdings, Inc.	193,900	1,772,261
	Aoyama Trading Co. Ltd.	217,900	2,230,120
	Arata Corp.	171,200	4,078,057
	ARCLANDS Corp.	248,376	3,016,930
	Asahi Co. Ltd.	99,500	984,426
	Ashimori Industry Co. Ltd.	26,599	397,688
	ASKUL Corp.	227,500	3,215,200
	Asti Corp.	17,700	381,711
#	Aucnet, Inc.	68,500	1,098,598
	Autobacs Seven Co. Ltd.	419,500	4,637,216
#	Avantia Co. Ltd.	45,400	261,838
#	Baroque Japan Ltd.	12,200	63,942
#	Beauty Garage, Inc.	40,800	404,759
	Beenos, Inc.	69,600	1,181,911
	Belluna Co. Ltd.	250,600	1,303,288
#	Bic Camera, Inc.	452,100	5,102,025
#	Bookoff Group Holdings Ltd.	66,600	608,055
#	BRONCO BILLY Co. Ltd.	4,800	113,085
	BuySell Technologies Co. Ltd.	2,000	53,976
	Casio Computer Co. Ltd.	142,600	1,147,730
	Central Automotive Products Ltd.	80,500	2,661,180
#	Central Sports Co. Ltd.	38,886	659,090
#	Chikaranomoto Holdings Co. Ltd.	51,700	488,716
	Chiyoda Co. Ltd.	88,300	560,054
	Chofu Seisakusho Co. Ltd.	104,000	1,488,311
#	Choushimaru Co. Ltd.	19,300	209,999
	Chuo Spring Co. Ltd.	57,800	443,165
	Cleanup Corp.	102,400	500,964
#	Colowide Co. Ltd.	352,100	4,846,883

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Corona Corp.	95,400	$608,116
#	Create Restaurants Holdings, Inc.	694,000	4,954,199
	Cumica Corp.	4,200	13,188
	Curves Holdings Co. Ltd.	259,900	1,427,500
	Daido Metal Co. Ltd.	184,700	732,910
#	Daikoku Denki Co. Ltd.	45,800	1,133,371
	Daikyonishikawa Corp.	103,651	481,380
	Daimaruenawin Co. Ltd.	3,400	36,477
	Dainichi Co. Ltd.	33,700	150,303
	DCM Holdings Co. Ltd.	650,800	6,281,887
# *	DD GROUP Co. Ltd.	65,800	626,008
# *	Demae-Can Co. Ltd.	11,700	19,688
	Doshisha Co. Ltd.	130,800	1,997,236
	Doutor Nichires Holdings Co. Ltd.	182,986	2,839,836
	Eagle Industry Co. Ltd.	162,900	2,293,167
#	EAT & Holdings Co. Ltd.	36,100	511,940
#	EDION Corp.	489,800	5,706,778
#	ES-Con Japan Ltd.	170,300	1,175,770
	Eslead Corp.	47,700	1,499,622
#	Eternal Hospitality Group Co. Ltd.	40,200	1,022,395
	Exedy Corp.	242,800	5,155,284
	Fast Fitness Japan, Inc.	9,300	78,161
	FCC Co. Ltd.	211,800	3,304,174
	Felissimo Corp.	20,600	127,113
#	First Juken Co. Ltd.	15,200	111,013
	FJ Next Holdings Co. Ltd.	106,600	939,882
	Food & Life Cos. Ltd.	641,100	11,234,684
	Foster Electric Co. Ltd.	64,000	693,273
	Fuji Corp. (7605 JP)	72,800	1,019,430
	Fuji Corp. Ltd.	148,400	802,292
	Fuji Kyuko Co. Ltd.	111,399	2,273,368
	Fujibo Holdings, Inc.	61,600	2,121,022
	Fujikura Composites, Inc.	104,700	927,793
*	Fujio Food Group, Inc.	35,900	335,893
	Fujishoji Co. Ltd.	40,900	358,004
*	Fujita Kanko, Inc.	42,000	2,388,321
	Fujitsu General Ltd.	213,100	2,795,878
	FuKoKu Co. Ltd.	66,400	904,409
#	Furukawa Battery Co. Ltd.	88,000	803,274
	Furyu Corp.	42,100	300,618
	Futaba Industrial Co. Ltd.	299,600	1,514,194
	Gakkyusha Co. Ltd.	49,300	697,942
#	Gamecard-Joyco Holdings, Inc.	10,400	159,958
	Genki Sushi Co. Ltd.	62,100	1,605,776
	Geo Holdings Corp.	148,000	1,625,109
#	Gift Holdings, Inc.	50,500	850,115
	GLOBERIDE, Inc.	103,298	1,444,161
#	Goldwin, Inc.	2,900	178,605
#	Greens Co. Ltd.	41,000	511,317
	GSI Creos Corp.	63,184	936,437
	G-Tekt Corp.	131,900	1,599,758
	Gunze Ltd.	90,200	3,349,279
	Hagihara Industries, Inc.	76,000	806,004
	Hamee Corp.	4,800	36,336
	Handsman Co. Ltd.	39,900	219,905
	Happinet Corp.	99,100	2,149,146
	Hard Off Corp. Co. Ltd.	58,800	816,295
	Heiwa Corp.	327,400	4,697,033
#	Hiday Hidaka Corp.	122,200	2,262,769

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	HI-LEX Corp.	99,580	$963,692
#	Himaraya Co. Ltd.	16,100	98,410
*	Hiramatsu, Inc.	10,500	14,997
# *	HIS Co. Ltd.	124,800	1,439,590
	H-One Co. Ltd.	113,800	750,667
#	Honeys Holdings Co. Ltd.	107,040	1,153,386
	Hoosiers Holdings Co. Ltd.	207,900	1,580,958
#	Hotland Co. Ltd.	66,400	1,056,169
#	IBJ, Inc.	94,600	395,349
	Ichibanya Co. Ltd.	204,690	1,456,482
	Ichikoh Industries Ltd.	164,200	540,491
	IDOM, Inc.	381,900	2,899,969
	IKK Holdings, Inc.	25,800	139,794
	Imasen Electric Industrial	37,400	151,494
# *	Istyle, Inc.	375,398	1,108,551
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	152,700	3,638,295
# *	Jade Group, Inc.	31,000	409,663
#	JANOME Corp.	95,700	446,215
#	Japan Wool Textile Co. Ltd.	306,800	2,723,887
#	JINS Holdings, Inc.	49,800	1,528,651
# *	Joban Kosan Co. Ltd.	40,199	323,030
	Joshin Denki Co. Ltd.	94,800	1,782,968
#	Joyful Honda Co. Ltd.	205,000	2,984,172
	JP-Holdings, Inc.	305,200	1,240,596
#	JTEKT Corp.	455,799	3,276,368
	JVCKenwood Corp.	904,200	5,539,862
#	Kappa Create Co. Ltd.	82,300	1,035,953
	Kawai Musical Instruments Manufacturing Co. Ltd.	34,500	680,011
	King Co. Ltd.	54,100	263,994
	Kintetsu Department Store Co. Ltd.	33,600	523,177
#	Ki-Star Real Estate Co. Ltd.	50,999	1,178,793
# *	KNT-CT Holdings Co. Ltd.	23,100	214,157
	Kohnan Shoji Co. Ltd.	146,300	3,944,903
#	Kojima Co. Ltd.	172,500	1,241,526
	Komatsu Matere Co. Ltd.	174,599	886,554
	KOMEDA Holdings Co. Ltd.	283,300	5,078,889
#	Komehyo Holdings Co. Ltd.	40,300	1,148,486
	Komeri Co. Ltd.	191,100	4,678,726
#	Konaka Co. Ltd.	129,706	236,565
#	Koshidaka Holdings Co. Ltd.	162,200	1,091,809
#	Kotobukiya Co. Ltd.	5,400	57,990
# *	Kourakuen Holdings Corp.	10,700	95,815
	K's Holdings Corp.	813,900	8,784,630
	KU Holdings Co. Ltd.	115,500	929,164
#	Kura Sushi, Inc.	26,300	681,108
	Kurabo Industries Ltd.	91,800	2,777,628
	Kushikatsu Tanaka Holdings Co.	18,600	203,213
	KYB Corp.	103,900	3,609,446
	Kyoritsu Maintenance Co. Ltd.	360,800	7,004,571
	LEC, Inc.	142,200	1,063,568
#	LITALICO, Inc.	104,100	854,718
	Look Holdings, Inc.	37,100	703,291
	Mandarake, Inc.	34,500	133,584
#	Mars Group Holdings Corp.	63,900	1,563,787
	Maruchiyo Yamaokaya Corp.	27,200	569,476
#	Maruzen CHI Holdings Co. Ltd.	89,600	198,624
#	Matsuoka Corp.	6,800	75,663
#	Matsuya Co. Ltd.	121,200	868,658

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Matsuyafoods Holdings Co. Ltd.	24,800	$973,407
	Media Do Co. Ltd.	14,700	137,268
#	Meiwa Estate Co. Ltd.	73,200	471,269
# *	Mercari, Inc.	641,700	9,620,486
	Mikuni Corp.	134,100	351,361
	Mitsuba Corp.	178,488	1,222,641
	Mizuno Corp.	105,600	5,335,222
#	Monogatari Corp.	184,000	4,175,944
	Morito Co. Ltd.	107,800	1,038,500
	MrMax Holdings Ltd.	137,925	658,424
	Murakami Corp.	31,800	1,010,795
	Musashi Seimitsu Industry Co. Ltd.	278,800	3,895,317
	Nafco Co. Ltd.	54,200	1,082,297
	Nagase Brothers, Inc.	8,600	106,460
#	Nagawa Co. Ltd.	31,800	1,628,355
	Nakayamafuku Co. Ltd.	29,900	73,163
#	New Art Holdings Co. Ltd.	36,134	415,918
#	Nextage Co. Ltd.	222,300	3,026,603
#	NHK Spring Co. Ltd.	808,587	8,892,576
	Nichirin Co. Ltd.	61,160	1,548,967
	Nifco, Inc.	184,500	4,678,031
	Nihon House Holdings Co. Ltd.	222,000	527,748
	Nihon Plast Co. Ltd.	48,300	131,815
	Nihon Tokushu Toryo Co. Ltd.	69,200	573,888
	Nihon Trim Co. Ltd.	9,800	224,617
#	Nippon Felt Co. Ltd.	77,800	254,458
	Nippon Seiki Co. Ltd.	235,900	2,155,008
	Nishikawa Rubber Co. Ltd.	35,600	453,767
#	Nishimatsuya Chain Co. Ltd.	228,700	3,483,515
	Nissan Shatai Co. Ltd.	394,200	2,460,482
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	564,809
	NITTAN Corp.	22,400	45,996
	Nojima Corp.	379,300	4,171,086
	NOK Corp.	288,580	4,218,143
	NPR-RIKEN Corp.	125,398	2,283,923
#	Ohashi Technica, Inc.	62,900	810,119
	Ohsho Food Service Corp.	67,800	4,147,118
	Onward Holdings Co. Ltd.	220,000	816,621
#	Ootoya Holdings Co. Ltd.	9,600	334,885
#	Ozu Corp.	22,200	239,132
	Pacific Industrial Co. Ltd.	252,000	2,618,014
	PAL GROUP Holdings Co. Ltd.	248,700	3,413,360
	PALTAC Corp.	97,800	3,000,148
# *	PIA Corp.	1,700	35,684
	Piolax, Inc.	163,900	2,685,249
#	Press Kogyo Co. Ltd.	533,100	2,223,898
	Pressance Corp.	150,400	2,033,545
	QB Net Holdings Co. Ltd.	36,900	359,811
	Raccoon Holdings, Inc.	86,800	348,292
#	Renaissance, Inc.	3,500	24,456
	Resol Holdings Co. Ltd.	1,200	37,729
	Resorttrust, Inc.	477,064	8,052,738
#	Rhythm Co. Ltd.	34,000	854,119
	Ride On Express Holdings Co. Ltd.	36,600	252,250
# *	Right On Co. Ltd.	61,125	154,227
#	Ringer Hut Co. Ltd.	61,300	927,473
#	Riso Kyoiku Co. Ltd.	235,265	380,928
#	Rock Field Co. Ltd.	94,800	957,081
	Roland Corp.	63,100	1,635,391

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Round One Corp.	1,154,900	$6,876,314
#	Royal Holdings Co. Ltd.	108,200	1,829,780
	Sac's Bar Holdings, Inc.	68,029	359,856
	Saizeriya Co. Ltd.	124,500	4,797,404
	San Holdings, Inc.	119,800	1,043,682
	Sangetsu Corp.	272,850	5,428,499
	Sankyo Seiko Co. Ltd.	232,800	1,070,166
	Sanoh Industrial Co. Ltd.	149,500	992,561
	Sanyo Shokai Ltd.	41,099	693,506
	Scroll Corp.	181,700	1,243,796
	Seiko Group Corp.	160,581	4,799,675
#	Seiren Co. Ltd.	255,600	4,022,251
# *	Senshukai Co. Ltd.	138,500	277,461
	Seria Co. Ltd.	270,023	6,315,071
#	SFP Holdings Co. Ltd.	38,100	537,146
	Shikibo Ltd.	21,226	164,884
	Shoei Co. Ltd.	297,700	3,945,568
	SNT Corp.	83,800	129,255
	Soft99 Corp.	84,400	878,034
	Sotoh Co. Ltd.	49,100	232,977
	SPK Corp.	48,600	742,715
#	Sprix, Inc.	34,300	184,204
	SRS Holdings Co. Ltd.	79,500	678,558
	St. Marc Holdings Co. Ltd.	52,400	749,769
	Step Co. Ltd.	60,800	830,779
#	Suminoe Textile Co. Ltd.	8,200	124,531
	Sumitomo Riko Co. Ltd.	215,198	2,172,029
#	Suncall Corp.	122,700	400,122
	Syuppin Co. Ltd.	120,000	1,161,365
	T RAD Co. Ltd.	24,400	599,467
	Tachikawa Corp.	63,600	590,750
	Tachi-S Co. Ltd.	168,040	2,226,894
	Taiho Kogyo Co. Ltd.	88,101	434,432
#	Takashimaya Co. Ltd.	147,061	2,723,280
	Take & Give Needs Co. Ltd.	22,568	151,862
#	Tama Home Co. Ltd.	86,300	2,581,703
	Tamron Co. Ltd.	217,200	6,143,328
#	TASUKI Holdings, Inc.	60,926	278,969
	Tbk Co. Ltd.	133,900	276,496
	Tear Corp.	47,900	146,415
	Temairazu, Inc.	10,800	254,006
	T-Gaia Corp.	131,100	3,395,299
	Tigers Polymer Corp.	61,000	335,753
	Toa Corp. (6809 JP)	121,817	885,983
#	Tokai Rika Co. Ltd.	313,100	4,248,907
	Token Corp.	40,050	3,164,341
	Tokyo Base Co. Ltd.	18,400	34,219
#	Tokyo Individualized Educational Institute, Inc.	72,245	199,072
#	Tokyotokeiba Co. Ltd.	94,300	2,643,168
	Tomy Co. Ltd.	510,693	11,587,851
	Topre Corp.	212,700	2,918,616
#	Toridoll Holdings Corp.	166,400	4,351,811
	Tosho Co. Ltd.	61,701	299,042
	Toyo Tire Corp.	177,400	2,894,431
	Toyoda Gosei Co. Ltd.	162,200	2,961,559
	Toyota Boshoku Corp.	37,801	509,394
	TPR Co. Ltd.	130,462	2,157,820
	Treasure Factory Co. Ltd.	60,700	759,004
	TS Tech Co. Ltd.	478,086	6,339,856

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	TSI Holdings Co. Ltd.	261,195	$1,567,059
#	Tsuburaya Fields Holdings, Inc.	121,100	1,274,195
	Tsutsumi Jewelry Co. Ltd.	26,700	385,700
	Unipres Corp.	182,197	1,527,221
	United Arrows Ltd.	111,100	1,580,038
# *	Universal Entertainment Corp.	116,601	1,189,404
*	Village Vanguard Co. Ltd.	36,600	267,637
	VT Holdings Co. Ltd.	474,400	1,649,243
	Wacoal Holdings Corp.	244,800	7,133,973
#	Waseda Academy Co. Ltd.	46,300	504,393
	WATAMI Co. Ltd.	100,600	634,810
	Watts Co. Ltd.	48,500	257,518
#	Wealth Management, Inc.	8,500	56,775
	Weds Co. Ltd.	14,500	63,351
	Workman Co. Ltd.	6,266	179,113
	World Co. Ltd.	97,500	1,459,958
	Xebio Holdings Co. Ltd.	135,296	1,091,375
	Yagi & Co. Ltd.	10,400	151,119
	Yamae Group Holdings Co. Ltd.	29,300	458,384
	Yellow Hat Ltd.	204,600	3,581,760
#	Yondoshi Holdings, Inc.	38,120	498,477
	Yonex Co. Ltd.	238,000	3,476,228
	Yorozu Corp.	70,292	539,331
#	Yoshinoya Holdings Co. Ltd.	363,000	6,985,100
	Yossix Holdings Co. Ltd.	27,000	548,974
	Yutaka Giken Co. Ltd.	8,700	123,804
	Zojirushi Corp.	72,800	729,039
TOTAL CONSUMER DISCRETIONARY			505,985,036
CONSUMER STAPLES — (8.3%)
	Aeon Hokkaido Corp.	216,500	1,323,367
	AFC-HD AMS Life Science Co. Ltd.	44,500	270,119
	Ain Holdings, Inc.	158,300	6,086,046
	Albis Co. Ltd.	35,513	683,006
	Almado, Inc.	12,500	103,635
	Arcs Co. Ltd.	253,700	4,609,451
	Artnature, Inc.	106,700	594,433
	Axial Retailing, Inc.	417,400	2,858,737
#	Axxzia, Inc.	43,300	277,759
	Belc Co. Ltd.	65,800	2,757,370
	Bourbon Corp.	54,800	883,437
#	Bull-Dog Sauce Co. Ltd.	3,000	40,153
	Cawachi Ltd.	79,400	1,472,445
	C'BON COSMETICS Co. Ltd.	7,000	64,828
	Chubu Shiryo Co. Ltd.	133,295	1,339,365
	Chuo Gyorui Co. Ltd.	9,800	210,806
	Coca-Cola Bottlers Japan Holdings, Inc.	9,100	135,639
#	Como Co. Ltd.	2,600	49,939
	Cota Co. Ltd.	137,445	1,531,935
	Create SD Holdings Co. Ltd.	158,400	3,553,974
	Daikokutenbussan Co. Ltd.	31,900	2,268,468
	Delica Foods Holdings Co. Ltd.	59,900	228,975
#	DyDo Group Holdings, Inc.	113,200	2,048,279
#	Earth Corp.	28,900	968,646
	Ebara Foods Industry, Inc.	30,900	613,901
#	Eco's Co. Ltd.	45,800	686,910
	Ensuiko Sugar Refining Co. Ltd.	63,100	120,309
	Ezaki Glico Co. Ltd.	252,200	7,746,028
	Fancl Corp.	356,083	6,896,437

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Feed One Co. Ltd.	134,648	$853,081
	Fuji Co. Ltd.	6,100	80,238
	Fuji Oil Holdings, Inc.	247,100	5,159,323
	Fujicco Co. Ltd.	94,100	1,164,513
	Fujiya Co. Ltd.	66,400	1,202,476
	G-7 Holdings, Inc.	141,300	1,591,963
	Genky DrugStores Co. Ltd.	100,600	2,321,796
#	H2O Retailing Corp.	520,445	9,052,945
	HABA Laboratories, Inc.	13,900	185,855
	Hagoromo Foods Corp.	17,900	386,108
	Halows Co. Ltd.	56,100	1,709,747
	Heiwado Co. Ltd.	179,100	2,932,472
	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	684,362
	Hokuto Corp.	127,900	1,633,179
	House Foods Group, Inc.	55,900	1,102,764
#	Ichimasa Kamaboko Co. Ltd.	38,800	194,203
	Imuraya Group Co. Ltd.	50,903	883,197
	Inageya Co. Ltd.	16,000	135,609
#	I-NE Co. Ltd.	5,100	59,444
	Ito En Ltd.	218,998	5,191,959
	Itochu-Shokuhin Co. Ltd.	35,100	1,623,431
	Itoham Yonekyu Holdings, Inc.	140,880	4,158,446
	Iwatsuka Confectionery Co. Ltd.	17,400	296,144
	JM Holdings Co. Ltd.	79,700	1,525,112
	J-Oil Mills, Inc.	115,000	1,604,160
	Kadoya Sesame Mills, Inc.	15,600	379,534
	Kagome Co. Ltd.	267,700	6,252,827
#	Kakiyasu Honten Co. Ltd.	52,500	937,273
#	Kameda Seika Co. Ltd.	76,499	2,231,987
#	Kaneko Seeds Co. Ltd.	44,700	426,564
	Kanemi Co. Ltd.	1,200	27,303
#	Kanro, Inc.	19,000	358,902
	Kato Sangyo Co. Ltd.	146,300	4,165,314
	Kenko Mayonnaise Co. Ltd.	51,677	740,882
	Kibun Foods, Inc.	35,800	296,127
	Koike-ya, Inc.	600	19,670
	Kotobuki Spirits Co. Ltd.	444,200	5,704,454
	Kusuri No. Aoki Holdings Co. Ltd.	262,800	5,475,044
	Kyokuyo Co. Ltd.	52,400	1,414,789
	Lacto Japan Co. Ltd.	47,000	935,570
	Life Corp.	126,500	3,080,381
	Lifedrink Co., Inc.	37,800	1,768,858
	Lion Corp.	468,897	4,057,716
	Mandom Corp.	159,460	1,351,240
	Marudai Food Co. Ltd.	101,400	1,186,852
	Maruha Nichiro Corp.	216,387	4,838,904
	Maxvalu Tokai Co. Ltd.	51,800	1,094,982
	Medical System Network Co. Ltd.	130,800	476,281
	Megmilk Snow Brand Co. Ltd.	259,200	4,930,096
	Meito Sangyo Co. Ltd.	54,100	742,702
	Milbon Co. Ltd.	146,552	3,259,582
#	Ministop Co. Ltd.	73,200	827,947
	Mitsubishi Shokuhin Co. Ltd.	102,100	3,602,611
	Mitsui DM Sugar Holdings Co. Ltd.	104,270	2,291,054
	Miyoshi Oil & Fat Co. Ltd.	26,000	268,325
	Morinaga & Co. Ltd.	414,798	7,960,859
	Morinaga Milk Industry Co. Ltd.	402,400	9,656,930
	Morozoff Ltd.	37,400	1,114,324
#	MTG Co. Ltd.	20,900	212,832

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Nakamuraya Co. Ltd.	23,199	$523,704
	Natori Co. Ltd.	65,000	952,752
	Nichimo Co. Ltd.	26,441	382,880
	Nihon Chouzai Co. Ltd.	62,989	661,344
#	Niitaka Co. Ltd.	3,360	42,622
	Nippn Corp.	304,000	4,778,805
	Nippon Beet Sugar Manufacturing Co. Ltd.	54,860	991,937
	Nishimoto Co. Ltd.	61,797	576,351
	Nisshin Oillio Group Ltd.	148,200	5,114,178
	Nissui Corp.	1,737,200	10,427,381
	Nitto Fuji Flour Milling Co. Ltd.	16,200	754,758
	Noevir Holdings Co. Ltd.	89,400	3,456,581
#	Oenon Holdings, Inc.	223,100	636,349
#	OIE Sangyo Co. Ltd.	22,000	298,416
# *	Oisix ra daichi, Inc.	95,200	872,641
	Okuwa Co. Ltd.	144,300	852,228
	OUG Holdings, Inc.	21,300	378,716
	Pickles Holdings Co. Ltd.	56,900	428,312
	Pigeon Corp.	698,425	7,106,454
#	Pola Orbis Holdings, Inc.	280,799	2,648,192
	Premium Water Holdings, Inc.	12,700	249,118
	Prima Meat Packers Ltd.	158,700	2,653,188
	Qol Holdings Co. Ltd.	117,200	1,189,848
	Retail Partners Co. Ltd.	116,600	1,307,380
	Riken Vitamin Co. Ltd.	139,200	2,623,554
#	Rokko Butter Co. Ltd.	65,857	668,672
	S Foods, Inc.	85,462	1,695,872
	S&B Foods, Inc.	37,244	1,154,075
	Sagami Rubber Industries Co. Ltd.	48,600	322,337
#	Sakata Seed Corp.	32,500	749,374
	San-A Co. Ltd.	120,000	4,094,791
	Sato Foods Co. Ltd.	800	39,446
#	Satudora Holdings Co. Ltd.	3,900	21,377
#	Shinnihonseiyaku Co. Ltd.	46,700	549,642
	Shinobu Foods Products Co. Ltd.	1,600	9,865
#	Shoei Foods Corp.	26,500	897,892
	Showa Sangyo Co. Ltd.	114,300	2,494,941
	ST Corp.	34,700	368,188
	Starzen Co. Ltd.	86,100	1,801,407
	STI Foods Holdings, Inc.	9,600	318,518
	Takara Holdings, Inc.	699,677	5,308,348
	Toho Co. Ltd. (8142 JP)	49,000	1,040,231
	Torigoe Co. Ltd.	72,800	349,304
#	Transaction Co. Ltd.	88,300	1,055,528
#	United Super Markets Holdings, Inc.	230,500	1,380,789
	Valor Holdings Co. Ltd.	207,100	3,522,438
	Warabeya Nichiyo Holdings Co. Ltd.	80,660	1,392,619
	Watahan & Co. Ltd.	87,600	1,080,930
	Wellneo Sugar Co. Ltd.	92,500	1,442,895
	YAKUODO Holdings Co. Ltd.	64,600	1,215,127
#	Yamami Co.	11,200	257,368
	Yamatane Corp.	59,000	1,281,568
#	Yamaya Corp.	23,500	492,249
	Yamazawa Co. Ltd.	11,800	97,947
	Yaoko Co. Ltd.	57,600	3,522,845
	Yokorei Co. Ltd.	296,900	2,147,029
	Yomeishu Seizo Co. Ltd.	42,500	672,998
# *	Yoshimura Food Holdings KK	48,300	515,465
	Yuasa Funashoku Co. Ltd.	14,300	353,921

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Yukiguni Maitake Co. Ltd.	75,682	$514,828
#	Yutaka Foods Corp.	3,900	52,653
TOTAL CONSUMER STAPLES			271,036,806
ENERGY — (0.8%)
#	Fuji Kosan Co. Ltd.	11,100	120,866
#	Fuji Oil Co. Ltd.	213,300	649,919
	Itochu Enex Co. Ltd.	339,700	3,877,647
	Japan Oil Transportation Co. Ltd.	5,500	106,640
	Japan Petroleum Exploration Co. Ltd.	163,600	6,745,666
	Mitsuuroko Group Holdings Co. Ltd.	195,200	2,190,472
	Modec, Inc.	103,100	1,923,227
#	Nippon Coke & Engineering Co. Ltd.	898,200	661,394
	Sala Corp.	291,400	1,614,793
	San-Ai Obbli Co. Ltd.	374,300	5,131,065
	Sinanen Holdings Co. Ltd.	46,500	1,654,612
	Toyo Kanetsu KK	48,100	1,196,424
TOTAL ENERGY			25,872,725
FINANCIALS — (9.4%)
	77 Bank Ltd.	330,252	10,310,192
#	AEON Financial Service Co. Ltd.	477,200	4,380,790
	Aiful Corp.	1,499,200	3,885,544
	Aizawa Securities Group Co. Ltd.	81,300	1,291,062
	Akatsuki Corp.	148,000	490,454
	Akita Bank Ltd.	70,340	1,195,449
	Anicom Holdings, Inc.	312,329	1,359,407
#	Aozora Bank Ltd.	245,000	4,073,008
	Asax Co. Ltd.	9,300	47,521
	Awa Bank Ltd.	159,628	2,961,087
	Bank of Iwate Ltd.	69,882	1,311,586
	Bank of Kochi Ltd.	21,000	125,650
	Bank of Nagoya Ltd.	60,930	3,297,344
	Bank of Saga Ltd.	70,020	1,277,779
	Bank of the Ryukyus Ltd.	202,467	1,650,593
	Bank of Toyama Ltd.	3,800	44,412
#	Casa, Inc.	5,300	30,210
	Chiba Kogyo Bank Ltd.	273,758	1,935,600
	Chugin Financial Group, Inc.	708,300	7,890,708
	Daishi Hokuetsu Financial Group, Inc.	225,700	8,993,155
#	Daito Bank Ltd.	6,800	34,791
	eGuarantee, Inc.	179,600	1,758,244
	Ehime Bank Ltd.	168,601	1,387,499
	Entrust, Inc.	54,900	279,630
	FIDEA Holdings Co. Ltd.	67,854	738,655
	Financial Partners Group Co. Ltd.	309,900	5,382,278
*	Fintech Global, Inc.	294,200	168,820
	First Bank of Toyama Ltd.	287,900	2,505,711
	First Brothers Co. Ltd.	3,100	24,788
#	FP Partner, Inc.	2,200	45,464
	Fukui Bank Ltd.	96,862	1,410,123
	Fuyo General Lease Co. Ltd.	34,300	2,803,449
#	GMO Financial Gate, Inc.	7,600	336,323
#	GMO Financial Holdings, Inc.	252,300	1,079,036
	Gunma Bank Ltd.	1,470,169	9,973,734
	Hirogin Holdings, Inc.	1,462,700	11,872,978
	Hirose Tusyo, Inc.	20,800	575,135
	Hokkoku Financial Holdings, Inc.	133,700	5,034,179

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Hokuhoku Financial Group, Inc.	650,353	$9,094,897
	HS Holdings Co. Ltd.	82,112	520,839
	Hyakugo Bank Ltd.	1,291,009	5,780,326
	Hyakujushi Bank Ltd.	89,100	1,952,355
	Ichiyoshi Securities Co. Ltd.	123,500	670,063
	IwaiCosmo Holdings, Inc.	118,400	1,742,835
	Iyogin Holdings, Inc.	743,718	7,472,279
#	J Trust Co. Ltd.	109,641	301,075
	Jaccs Co. Ltd.	136,600	4,434,881
	JAFCO Group Co. Ltd.	467,100	5,912,334
	Japan Investment Adviser Co. Ltd.	90,100	885,154
	Japan Securities Finance Co. Ltd.	560,600	6,388,327
	J-Lease Co. Ltd.	63,800	534,844
	Juroku Financial Group, Inc.	185,800	5,962,280
	Keiyo Bank Ltd.	300,915	1,693,418
	Kita-Nippon Bank Ltd.	37,606	706,787
	Kiyo Bank Ltd.	393,290	5,144,055
#	Kyokuto Securities Co. Ltd.	128,300	1,340,874
#	Kyushu Leasing Service Co. Ltd.	34,000	242,592
# *	Lifenet Insurance Co.	79,800	905,903
	Marusan Securities Co. Ltd.	224,500	1,551,884
	Matsui Securities Co. Ltd.	609,900	3,418,724
#	Mercuria Holdings Co. Ltd.	37,900	223,707
	Mito Securities Co. Ltd.	288,529	978,939
	Miyazaki Bank Ltd.	87,300	1,970,338
	Mizuho Leasing Co. Ltd.	859,500	6,485,617
	Monex Group, Inc.	1,081,600	5,258,208
	Money Partners Group Co. Ltd.	29,700	44,499
	Musashino Bank Ltd.	155,521	3,348,139
	Nanto Bank Ltd.	138,700	3,236,573
	NEC Capital Solutions Ltd.	60,200	1,712,491
*	Net Protections Holdings, Inc.	260,500	363,483
	Nihon M&A Center Holdings, Inc.	1,777,000	8,386,877
	Nishi-Nippon Financial Holdings, Inc.	703,300	9,575,920
	North Pacific Bank Ltd.	1,579,600	5,356,190
	Ogaki Kyoritsu Bank Ltd.	149,200	2,308,218
	Oita Bank Ltd.	60,599	1,371,521
	Okasan Securities Group, Inc.	935,100	4,527,538
	Okinawa Financial Group, Inc.	100,116	1,926,922
	Orient Corp.	261,390	1,832,922
	Premium Group Co. Ltd.	179,300	2,392,720
	Procrea Holdings, Inc.	216,972	2,758,853
	Ricoh Leasing Co. Ltd.	91,300	3,323,580
	San ju San Financial Group, Inc.	83,893	1,149,466
	San-In Godo Bank Ltd.	904,000	8,596,439
	SBI ARUHI Corp.	70,400	442,020
	SBI Global Asset Management Co. Ltd.	145,400	642,159
	SBI Sumishin Net Bank Ltd.	18,100	345,884
	Senshu Ikeda Holdings, Inc.	727,128	1,865,725
	Seven Bank Ltd.	2,669,699	5,008,475
	Shiga Bank Ltd.	255,500	6,862,109
	Shikoku Bank Ltd.	205,690	1,620,924
#	Shimizu Bank Ltd.	51,200	550,621
	Sparx Group Co. Ltd.	115,060	1,258,969
	Strike Co. Ltd.	47,100	1,272,094
	Suruga Bank Ltd.	854,000	6,777,107
	Taiko Bank Ltd.	40,500	441,430
	Tochigi Bank Ltd.	486,000	1,156,488
	Toho Bank Ltd.	841,200	1,765,320

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Tohoku Bank Ltd.	53,257	$436,465
	Tokai Tokyo Financial Holdings, Inc.	1,094,774	4,278,451
	Tokyo Kiraboshi Financial Group, Inc.	147,338	4,440,548
	Tomato Bank Ltd.	16,500	144,088
	TOMONY Holdings, Inc.	778,543	2,225,392
#	Tottori Bank Ltd.	39,900	363,651
#	Towa Bank Ltd.	134,498	618,507
#	Toyo Securities Co. Ltd.	327,900	833,232
	Traders Holdings Co. Ltd.	67,720	352,780
# *	Transaction Media Networks, Inc.	43,600	141,278
	Tsukuba Bank Ltd.	359,200	775,352
	Wellnet Corp.	78,300	377,366
	Yamagata Bank Ltd.	125,600	972,449
	Yamaguchi Financial Group, Inc.	825,030	10,255,891
	Yamanashi Chuo Bank Ltd.	126,326	1,701,205
	Zenkoku Hosho Co. Ltd.	27,600	1,141,658
TOTAL FINANCIALS			304,815,912
HEALTH CARE — (5.2%)
	Amvis Holdings, Inc.	183,200	3,189,568
	As One Corp.	302,000	6,506,792
	ASKA Pharmaceutical Holdings Co. Ltd.	130,700	2,052,900
	Astena Holdings Co. Ltd.	168,100	626,272
	BML, Inc.	137,200	2,737,091
#	Carenet, Inc.	105,900	386,517
	Charm Care Corp. KK	110,200	1,133,047
	Create Medic Co. Ltd.	28,200	178,751
# *	CYBERDYNE, Inc.	138,700	203,619
	Daiken Medical Co. Ltd.	97,700	358,059
	Daito Pharmaceutical Co. Ltd.	81,338	1,299,335
	Eiken Chemical Co. Ltd.	148,600	2,406,532
	Elan Corp.	172,300	1,056,254
	EM Systems Co. Ltd.	86,200	369,025
	FALCO HOLDINGS Co. Ltd.	53,300	884,368
	FINDEX, Inc.	68,900	498,124
#	France Bed Holdings Co. Ltd.	124,755	1,006,545
#	Fuji Pharma Co. Ltd.	92,900	866,447
	Fukuda Denshi Co. Ltd.	125,200	5,640,147
	Fuso Pharmaceutical Industries Ltd.	40,800	618,057
# *	GNI Group Ltd.	185,400	2,837,820
	H.U. Group Holdings, Inc.	321,129	5,651,389
	Hisamitsu Pharmaceutical Co., Inc.	107,876	2,971,316
	Hogy Medical Co. Ltd.	100,300	2,759,177
#	Hoshi Iryo-Sanki Co. Ltd.	9,600	310,777
	I'rom Group Co. Ltd.	14,500	269,363
# *	Japan Hospice Holdings, Inc.	20,800	202,800
	Japan Lifeline Co. Ltd.	295,000	2,284,655
	Japan Medical Dynamic Marketing, Inc.	57,601	270,623
	JCR Pharmaceuticals Co. Ltd.	293,432	1,144,924
	JMS Co. Ltd.	104,457	370,346
	Kaken Pharmaceutical Co. Ltd.	135,300	3,682,353
	Kanamic Network Co. Ltd.	70,300	259,581
	Kissei Pharmaceutical Co. Ltd.	170,700	3,969,146
	Koa Shoji Holdings Co. Ltd.	4,100	19,561
	Kyorin Pharmaceutical Co. Ltd.	176,746	2,020,012
	Linical Co. Ltd.	13,400	36,955
	Mani, Inc.	318,200	4,475,623
	Medical Data Vision Co. Ltd.	87,600	315,803
	Medikit Co. Ltd.	2,000	41,293

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
#	Medius Holdings Co. Ltd.	59,900	$345,941
*	Medley, Inc.	87,700	2,394,836
	MedPeer, Inc.	48,900	199,681
	Menicon Co. Ltd.	199,990	1,870,286
	Mizuho Medy Co. Ltd.	43,200	496,115
	Mochida Pharmaceutical Co. Ltd.	51,698	1,214,296
	Nakanishi, Inc.	371,100	6,410,668
	Nihon Kohden Corp.	223,700	3,447,085
	Nippon Shinyaku Co. Ltd.	217,300	4,968,675
	Nipro Corp.	845,100	7,379,702
	Paramount Bed Holdings Co. Ltd.	245,100	4,126,972
*	PeptiDream, Inc.	455,993	8,402,991
#	Pharma Foods International Co. Ltd.	88,100	644,122
#	PHC Holdings Corp.	47,700	357,846
	Rion Co. Ltd.	51,800	829,904
	Sawai Group Holdings Co. Ltd.	219,400	9,631,565
	Seed Co. Ltd.	31,700	118,700
	Seikagaku Corp.	165,400	985,039
#	Shin Nippon Biomedical Laboratories Ltd.	126,900	1,060,797
	Ship Healthcare Holdings, Inc.	344,100	5,252,553
	Shofu, Inc.	67,400	2,119,704
#	Software Service, Inc.	18,600	1,737,847
	Solasto Corp.	319,700	1,084,036
#	St-Care Holding Corp.	81,600	487,677
*	StemCell Institute	4,300	48,689
*	Sumitomo Pharma Co. Ltd.	551,500	1,528,969
#	SUNWELS Co. Ltd.	47,800	810,661
	Suzuken Co. Ltd.	167,200	6,093,405
	Takara Bio, Inc.	167,000	1,281,838
	Techno Medica Co. Ltd.	14,700	175,484
#	Toho Holdings Co. Ltd.	284,600	8,275,725
	Tokai Corp.	120,600	1,799,746
	Torii Pharmaceutical Co. Ltd.	88,300	2,201,857
	Towa Pharmaceutical Co. Ltd.	150,600	3,071,085
	Tsumura & Co.	342,818	9,089,240
#	Value HR Co. Ltd.	92,800	954,314
	Vital KSK Holdings, Inc.	246,500	2,163,542
	WIN-Partners Co. Ltd.	23,400	191,245
	ZERIA Pharmaceutical Co. Ltd.	83,400	1,218,169
TOTAL HEALTH CARE			170,381,974
INDUSTRIALS — (29.8%)
	Advan Group Co. Ltd.	138,300	852,398
	Aeon Delight Co. Ltd.	115,600	3,012,701
	Aichi Corp.	223,100	1,880,479
	Aida Engineering Ltd.	274,500	1,560,169
	AIT Corp.	34,100	439,426
	Ajis Co. Ltd.	28,900	462,992
	Alconix Corp.	141,600	1,397,636
#	Alinco, Inc.	80,500	570,741
	Alps Logistics Co. Ltd.	108,100	4,114,477
	Altech Corp.	101,970	1,820,320
	Anest Iwata Corp.	220,200	2,163,353
#	Artner Co. Ltd.	21,300	265,791
	Asahi Diamond Industrial Co. Ltd.	278,800	1,769,766
#	Asahi Kogyosha Co. Ltd.	102,800	916,365
	Asanuma Corp.	366,500	1,899,423
#	Asukanet Co. Ltd.	15,700	65,403
	AZ-COM MARUWA Holdings, Inc.	191,699	1,650,838

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Bando Chemical Industries Ltd.	202,900	$2,613,193
	Bell System24 Holdings, Inc.	206,500	2,134,861
#	Bewith, Inc.	21,500	268,498
#	Br Holdings Corp.	162,088	401,243
	Bunka Shutter Co. Ltd.	332,200	3,835,524
	Career Design Center Co. Ltd.	9,900	124,299
	Careerlink Co. Ltd.	32,600	533,871
	Central Glass Co. Ltd.	125,700	3,151,847
	Central Security Patrols Co. Ltd.	42,600	783,185
# *	Chiyoda Corp.	885,700	1,814,384
	Chiyoda Integre Co. Ltd.	66,200	1,492,200
	Chori Co. Ltd.	67,600	1,701,248
	Chudenko Corp.	183,100	4,274,263
#	Chugai Ro Co. Ltd.	30,000	602,269
	Chuo Warehouse Co. Ltd.	21,000	187,181
	CKD Corp.	287,200	5,735,850
#	CMC Corp.	30,200	259,020
#	Copro-Holdings Co. Ltd.	34,700	394,338
	Cosel Co. Ltd.	122,400	1,001,171
	Creek & River Co. Ltd.	67,100	651,605
*	CrowdWorks, Inc.	43,700	296,449
	CTI Engineering Co. Ltd.	66,400	2,218,793
	CTS Co. Ltd.	139,000	769,623
	Dai-Dan Co. Ltd.	173,600	3,558,017
	Daido Kogyo Co. Ltd.	23,600	144,100
#	Daihatsu Diesel Manufacturing Co. Ltd.	108,000	1,275,742
	Daihen Corp.	50,300	2,468,400
#	Daiho Corp.	65,800	1,596,052
	Dai-Ichi Cutter Kogyo KK	46,300	484,992
	Daiichi Jitsugyo Co. Ltd.	153,300	2,392,537
	Daiichi Kensetsu Corp.	35,200	550,943
	Daiki Axis Co. Ltd.	40,600	197,186
	Daiseki Co. Ltd.	279,055	6,680,094
#	Daiseki Eco. Solution Co. Ltd.	4,859	34,670
	Daisue Construction Co. Ltd.	48,200	574,092
	Daiwa Industries Ltd.	174,500	1,837,368
	Denyo Co. Ltd.	96,400	1,708,812
	Dip Corp.	204,335	4,200,972
	DMW Corp.	4,800	127,231
	Duskin Co. Ltd.	240,200	6,315,348
	Ebara Jitsugyo Co. Ltd.	64,800	1,777,563
#	Eidai Co. Ltd.	164,900	265,998
	EJ Holdings, Inc.	35,700	429,519
#	en Japan, Inc.	87,608	1,640,096
	Endo Lighting Corp.	54,600	540,555
#	Envipro Holdings, Inc.	34,400	107,394
	ERI Holdings Co. Ltd.	24,300	308,981
	EXEO Group, Inc.	987,472	10,770,847
#	F&M Co. Ltd.	44,400	481,183
*	FDK Corp.	38,698	175,366
#	Forum Engineering, Inc.	100,300	660,248
	Freund Corp.	45,356	249,114
	Fudo Tetra Corp.	93,380	1,490,204
	Fuji Corp. (6134 JP)	405,900	6,787,809
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	75,547
	Fujisash Co. Ltd.	407,457	226,490
#	Fukuda Corp.	53,200	2,196,457
	Fukushima Galilei Co. Ltd.	77,600	3,489,135
	Fukuvi Chemical Industry Co. Ltd.	10,600	58,219

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Fukuyama Transporting Co. Ltd.	98,657	$2,661,187
	FULLCAST Holdings Co. Ltd.	120,000	1,202,074
	Funai Soken Holdings, Inc.	239,370	3,492,877
	Furukawa Co. Ltd.	155,972	1,905,092
	Furukawa Electric Co. Ltd.	395,800	10,827,802
	Futaba Corp.	140,200	558,177
	Gakken Holdings Co. Ltd.	120,000	865,126
	Gakujo Co. Ltd.	21,300	269,289
	Gecoss Corp.	95,900	626,266
	Giken Ltd.	35,798	423,083
	Glory Ltd.	263,355	4,787,579
	gremz, Inc.	48,500	780,149
	GS Yuasa Corp.	456,083	8,115,207
	Hamakyorex Co. Ltd.	100,900	3,199,241
	Hanwa Co. Ltd.	183,600	7,096,600
#	Hashimoto Sogyo Holdings Co. Ltd.	8,140	71,607
	Hazama Ando Corp.	856,300	6,919,844
#	Helios Techno Holding Co. Ltd.	32,000	193,806
	Hibiya Engineering Ltd.	109,900	2,394,167
*	Hino Motors Ltd.	1,342,700	4,337,759
	Hirakawa Hewtech Corp.	68,268	671,743
	Hirano Tecseed Co. Ltd.	56,700	698,741
	Hirata Corp.	32,599	1,349,355
	Hisaka Works Ltd.	116,000	838,211
	Hitachi Zosen Corp.	982,779	7,134,903
	Hito Communications Holdings, Inc.	21,800	138,598
	Hokuetsu Industries Co. Ltd.	137,200	1,955,318
	Hokuriku Electrical Construction Co. Ltd.	89,040	713,828
	Hosokawa Micron Corp.	83,600	2,261,133
	Howa Machinery Ltd.	20,000	118,656
	Ichiken Co. Ltd.	28,197	477,530
	Ichinen Holdings Co. Ltd.	125,100	1,444,166
	Idec Corp.	179,700	3,702,321
	Iino Kaiun Kaisha Ltd.	469,600	3,968,461
	Imura & Co. Ltd.	13,700	98,311
	Inaba Denki Sangyo Co. Ltd.	313,900	8,230,029
#	Inaba Seisakusho Co. Ltd.	54,800	626,943
	Inabata & Co. Ltd.	277,500	6,214,672
	Infomart Corp.	382,500	819,111
	INFRONEER Holdings, Inc.	509,000	4,413,826
	Insource Co. Ltd.	248,500	1,457,203
	Integrated Design & Engineering Holdings Co. Ltd.	74,800	2,012,281
#	Inui Global Logistics Co. Ltd.	70,380	529,313
#	IR Japan Holdings Ltd.	31,000	216,274
	Iseki & Co. Ltd.	75,149	510,027
#	Ishii Iron Works Co. Ltd.	1,400	28,573
	Itoki Corp.	237,200	2,399,047
	Iwaki Co. Ltd.	56,100	1,139,303
	JAC Recruitment Co. Ltd.	430,000	2,073,691
# *	Jamco Corp.	13,800	142,229
	Japan Elevator Service Holdings Co. Ltd.	366,700	6,766,838
#	Japan Engine Corp.	4,200	477,978
#	Japan Foundation Engineering Co. Ltd.	95,500	375,747
	Japan Pulp & Paper Co. Ltd.	72,300	3,191,112
	Japan Steel Works Ltd.	192,900	5,485,166
	Japan Transcity Corp.	228,408	1,472,348
	JDC Corp.	35,900	119,176
	JGC Holdings Corp.	709,700	6,027,269
	JK Holdings Co. Ltd.	87,140	641,628

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Juki Corp.	100,900	$337,813
	Kamei Corp.	148,700	2,231,003
	Kamigumi Co. Ltd.	81,400	1,856,394
	Kanaden Corp.	105,700	1,141,558
#	Kanagawa Chuo Kotsu Co. Ltd.	34,500	788,890
	Kaname Kogyo Co. Ltd.	1,300	7,922
	Kanamoto Co. Ltd.	177,900	3,324,249
	Kandenko Co. Ltd.	640,800	8,654,821
	Kanematsu Corp.	470,325	7,965,949
	Katakura Industries Co. Ltd.	151,500	2,112,717
	Kato Works Co. Ltd.	15,500	125,653
	Kawada Technologies, Inc.	93,900	1,680,618
#	Kawata Manufacturing Co. Ltd.	20,200	119,539
	Keihan Holdings Co. Ltd.	129,199	2,633,588
	Keihin Co. Ltd.	4,500	63,315
#	Keikyu Corp.	425,399	3,363,506
	KFC Ltd.	8,700	86,485
	Kimura Chemical Plants Co. Ltd.	98,900	473,218
	Kimura Unity Co. Ltd.	47,000	507,243
#	King Jim Co. Ltd.	61,200	363,386
	Kitagawa Corp.	44,800	461,433
	Kitano Construction Corp.	19,972	503,247
	Kitz Corp.	405,100	2,985,424
#	Kobe Electric Railway Co. Ltd.	35,799	675,770
	Koike Sanso Kogyo Co. Ltd.	7,000	278,835
	Kokuyo Co. Ltd.	426,725	7,160,411
	Komatsu Wall Industry Co. Ltd.	49,300	1,045,242
	Komori Corp.	259,405	2,109,873
#	Kondotec, Inc.	114,200	1,054,848
	Konoike Transport Co. Ltd.	161,700	2,586,621
#	Kosaido Holdings Co. Ltd.	476,000	1,709,694
	Kozo Keikaku Engineering Holdings, Inc.	22,500	599,572
#	KPP Group Holdings Co. Ltd.	215,400	1,069,098
	KRS Corp.	75,600	957,684
	Kumagai Gumi Co. Ltd.	198,000	4,745,555
	Kyodo Printing Co. Ltd.	33,600	869,177
	Kyokuto Boeki Kaisha Ltd.	66,000	757,496
	Kyokuto Kaihatsu Kogyo Co. Ltd.	198,600	3,542,968
	KYORITSU Co. Ltd.	70,400	81,021
	Kyudenko Corp.	63,800	2,938,693
#	LIKE, Inc.	52,000	496,893
#	Link & Motivation, Inc.	228,700	739,239
	Mabuchi Motor Co. Ltd.	523,168	8,042,326
	Maezawa Industries, Inc.	49,000	464,245
	Maezawa Kasei Industries Co. Ltd.	78,000	1,002,247
	Maezawa Kyuso Industries Co. Ltd.	122,700	1,197,148
	Makino Milling Machine Co. Ltd.	131,500	5,899,895
	Management Solutions Co. Ltd.	38,400	347,548
	Marufuji Sheet Piling Co. Ltd.	5,800	113,517
#	MARUKA FURUSATO Corp.	59,407	923,761
	Maruyama Manufacturing Co., Inc.	12,800	203,221
	Maruzen Co. Ltd.	65,800	1,335,214
	Maruzen Showa Unyu Co. Ltd.	79,400	2,856,098
	Matching Service Japan Co. Ltd.	6,700	47,373
	Matsuda Sangyo Co. Ltd.	75,682	1,496,166
	Matsui Construction Co. Ltd.	116,800	666,576
	Max Co. Ltd.	156,800	3,923,082
	Meidensha Corp.	208,910	4,770,447
	Meiho Facility Works Ltd.	26,000	149,379

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Meiji Electric Industries Co. Ltd.	49,200	$526,372
#	Meiji Shipping Group Co. Ltd.	73,900	348,928
	Meisei Industrial Co. Ltd.	216,000	1,980,994
	MEITEC Group Holdings, Inc.	453,200	10,233,288
#	Meiwa Corp.	145,600	682,356
	METAWATER Co. Ltd.	128,300	1,593,338
#	Midac Holdings Co. Ltd.	18,500	196,912
	Mie Kotsu Group Holdings, Inc.	346,700	1,275,841
#	Mirai Industry Co. Ltd.	26,600	640,930
	Mirait One Corp.	524,835	7,458,661
	Mitani Corp.	294,600	3,255,019
	Mitani Sangyo Co. Ltd.	145,000	347,957
	Mitsubishi Kakoki Kaisha Ltd.	39,000	1,015,206
	Mitsubishi Logisnext Co. Ltd.	180,000	1,580,553
	Mitsubishi Logistics Corp.	169,500	5,928,909
	Mitsubishi Pencil Co. Ltd.	135,100	2,096,318
	Mitsuboshi Belting Ltd.	106,700	3,130,155
#	Mitsui E&S Co. Ltd.	550,481	4,792,354
#	Mitsui Matsushima Holdings Co. Ltd.	67,300	2,325,103
	Mitsui-Soko Holdings Co. Ltd.	119,500	3,809,043
	Miura Co. Ltd.	95,800	2,225,116
	Miyaji Engineering Group, Inc.	67,335	2,155,450
	Mori-Gumi Co. Ltd.	41,100	89,140
	Morita Holdings Corp.	202,300	2,606,964
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,400	13,901
	Nabtesco Corp.	409,200	8,100,884
	NAC Co. Ltd.	122,600	479,069
	Nachi-Fujikoshi Corp.	74,600	1,648,527
	Nadex Co. Ltd.	22,200	164,363
	Nagase & Co. Ltd.	558,800	12,276,172
	Nagoya Railroad Co. Ltd.	244,600	2,976,751
	Naigai Trans Line Ltd.	41,700	792,140
	Nakabayashi Co. Ltd.	103,800	399,320
	Nakakita Seisakusho Co. Ltd.	3,100	73,525
#	Nakamoto Packs Co. Ltd.	33,300	369,161
	Nakanishi Manufacturing Co. Ltd.	5,700	103,359
	Nakano Corp.	14,000	46,807
#	Namura Shipbuilding Co. Ltd.	284,528	3,689,941
	Nankai Electric Railway Co. Ltd.	442,100	7,824,111
	Narasaki Sangyo Co. Ltd.	25,400	518,387
	Nice Corp.	26,918	359,784
	Nichias Corp.	366,500	11,416,063
	Nichiban Co. Ltd.	68,100	874,095
	Nichiden Corp.	89,200	2,057,576
	Nichiha Corp.	152,180	3,805,131
	Nichireki Co. Ltd.	145,400	2,373,584
	Nihon Dengi Co. Ltd.	30,800	1,202,425
#	Nihon Flush Co. Ltd.	98,245	608,011
	Nikkiso Co. Ltd.	304,400	2,408,144
	Nikko Co. Ltd.	157,244	820,307
	Nikkon Holdings Co. Ltd.	356,100	8,981,550
	Nippi, Inc.	11,900	510,329
	Nippon Air Conditioning Services Co. Ltd.	187,100	1,273,894
	Nippon Aqua Co. Ltd.	81,500	485,457
	Nippon Carbon Co. Ltd.	54,100	1,788,242
	Nippon Concept Corp.	39,500	456,731
	Nippon Densetsu Kogyo Co. Ltd.	224,600	3,020,942
	Nippon Dry-Chemical Co. Ltd.	11,300	216,380
	Nippon Hume Corp.	125,465	1,029,115

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Kanzai Holdings Co. Ltd.	4,400	$80,740
#	Nippon Parking Development Co. Ltd.	1,161,400	1,597,163
#	Nippon Rietec Co. Ltd.	12,400	103,474
	Nippon Road Co. Ltd.	106,000	1,187,579
	Nippon Seisen Co. Ltd.	74,000	588,799
	Nippon Sharyo Ltd.	25,825	393,854
*	Nippon Sheet Glass Co. Ltd.	23,000	64,385
	Nippon Thompson Co. Ltd.	248,037	997,733
	Nippon Tungsten Co. Ltd.	13,398	116,538
	Nishimatsu Construction Co. Ltd.	168,400	5,488,740
	Nishi-Nippon Railroad Co. Ltd.	339,400	5,635,578
	Nishio Holdings Co. Ltd.	118,100	3,208,747
	Nissei ASB Machine Co. Ltd.	50,300	1,864,332
#	Nissei Plastic Industrial Co. Ltd.	105,100	731,894
	Nisshinbo Holdings, Inc.	813,980	5,964,807
	Nissin Corp.	90,000	2,681,105
	Nisso Holdings Co. Ltd.	91,200	501,517
	Nitta Corp.	115,000	3,126,325
	Nitto Kogyo Corp.	152,900	3,476,384
#	Nitto Kohki Co. Ltd.	61,500	943,937
	Nitto Seiko Co. Ltd.	164,473	659,074
	Nittoc Construction Co. Ltd.	117,600	897,851
	Nittoku Co. Ltd.	39,399	484,607
	NJS Co. Ltd.	36,800	963,628
	Noda Corp.	116,900	766,435
#	Nomura Micro Science Co. Ltd.	140,800	3,352,686
	Noritake Co. Ltd.	111,600	2,963,696
	Noritsu Koki Co. Ltd.	111,900	3,026,169
#	Noritz Corp.	142,400	1,782,643
#	NS Tool Co. Ltd.	92,900	573,319
	NS United Kaiun Kaisha Ltd.	53,400	1,726,010
	NSK Ltd.	699,153	3,665,592
	NTN Corp.	2,502,100	5,061,606
#	Obara Group, Inc.	62,000	1,649,540
	Ochi Holdings Co. Ltd.	8,900	86,820
#	Ohba Co. Ltd.	76,500	556,516
	Ohmoto Gumi Co. Ltd.	12,300	181,839
	Oiles Corp.	139,970	2,191,342
	Okabe Co. Ltd.	205,100	1,079,985
	Okada Aiyon Corp.	42,800	682,521
	Okamoto Machine Tool Works Ltd.	19,900	560,814
	Okamura Corp.	350,100	5,150,792
	OKUMA Corp.	143,200	7,152,832
	Okumura Corp.	175,580	5,995,082
	Onamba Co. Ltd.	1,400	11,387
	Onoken Co. Ltd.	107,500	1,166,267
	Open Up Group, Inc.	254,600	3,682,295
	Organo Corp.	150,600	6,830,477
	Oriental Consultants Holdings Co. Ltd.	6,100	133,154
	Oriental Shiraishi Corp.	739,100	1,713,057
	Origin Co. Ltd.	20,100	167,960
	OSG Corp.	480,100	6,623,697
	Oyo Corp.	126,400	2,099,579
	Paraca, Inc.	34,000	472,541
*	Park24 Co. Ltd.	743,272	7,951,955
	Parker Corp.	34,000	194,440
#	Pasco Corp.	11,200	139,983
#	Pasona Group, Inc.	126,600	1,994,267
	Pegasus Co. Ltd.	92,500	361,812

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Penta-Ocean Construction Co. Ltd.	1,262,300	$5,603,927
	People Dreams & Technologies Group Co. Ltd.	22,700	286,923
	Pilot Corp.	143,899	4,322,419
	Prestige International, Inc.	622,200	2,954,006
	Pronexus, Inc.	104,900	903,244
	PS Construction Co. Ltd.	62,560	428,166
	Punch Industry Co. Ltd.	19,700	60,480
	Quick Co. Ltd.	77,000	1,110,481
	Raito Kogyo Co. Ltd.	267,000	3,873,889
#	Raiznext Corp.	258,800	3,179,883
#	Raksul, Inc.	59,300	450,319
	Rasa Corp.	63,200	722,442
	Rheon Automatic Machinery Co. Ltd.	102,800	1,056,333
#	Rix Corp.	19,100	388,645
#	Ryobi Ltd.	121,040	1,659,772
	Sakai Heavy Industries Ltd.	22,800	893,816
	Sakai Moving Service Co. Ltd.	130,500	2,313,111
*	Sanix, Inc.	18,900	39,550
	Sanki Engineering Co. Ltd.	262,700	4,107,413
	Sanko Gosei Ltd.	118,900	553,146
	Sanko Metal Industrial Co. Ltd.	14,600	429,748
	Sankyo Tateyama, Inc.	75,536	375,121
	Sankyu, Inc.	224,500	7,668,430
	Sansei Technologies, Inc.	60,578	660,943
	Sansha Electric Manufacturing Co. Ltd.	23,000	163,920
	Sanyo Denki Co. Ltd.	51,200	2,480,449
	Sanyo Electric Railway Co. Ltd.	99,198	1,344,026
#	Sanyo Engineering & Construction, Inc.	60,200	311,684
	Sanyo Industries Ltd.	6,400	136,181
	Sanyo Trading Co. Ltd.	138,600	1,393,680
#	Sata Construction Co. Ltd.	86,199	508,465
	Sato Holdings Corp.	111,200	1,602,368
	Sato Shoji Corp.	86,800	972,538
	SBS Holdings, Inc.	111,000	2,040,498
	SEC Carbon Ltd.	54,500	862,349
	Seibu Electric & Machinery Co. Ltd.	10,300	140,236
	Seika Corp.	44,500	1,234,624
	Seikitokyu Kogyo Co. Ltd.	79,630	916,618
	Seiko Electric Co. Ltd.	5,200	43,473
	Seino Holdings Co. Ltd.	44,200	691,765
	Sekisui Jushi Corp.	187,200	3,154,075
	Senko Group Holdings Co. Ltd.	674,800	5,156,840
	Senshu Electric Co. Ltd.	73,600	2,491,387
	Shibaura Machine Co. Ltd.	110,900	2,725,533
	Shibusawa Warehouse Co. Ltd.	58,000	1,181,218
	Shibuya Corp.	93,100	2,267,873
	Shima Seiki Manufacturing Ltd.	96,530	1,091,252
#	Shimojima Co. Ltd.	51,400	451,395
	Shin Maint Holdings Co. Ltd.	14,600	144,311
	Shin Nippon Air Technologies Co. Ltd.	84,680	2,530,923
#	Shinki Bus Co. Ltd.	1,900	43,551
	Shinmaywa Industries Ltd.	339,100	3,335,744
	Shinnihon Corp.	164,700	1,834,311
	Shinsho Corp.	30,000	1,751,629
	Shinwa Co. Ltd. (3447 JP)	61,100	308,350
	Shinwa Co. Ltd. (7607 JP)	60,300	1,072,441
	SHO-BOND Holdings Co. Ltd.	61,800	2,380,076
	SIGMAXYZ Holdings, Inc.	200,300	1,979,410
	Sinfonia Technology Co. Ltd.	135,800	2,886,991

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Sinko Industries Ltd.	117,600	$3,177,469
	Sintokogio Ltd.	236,300	1,754,259
	SMS Co. Ltd.	294,600	4,294,000
	Soda Nikka Co. Ltd.	105,700	832,745
#	Sodick Co. Ltd.	221,100	1,113,658
	Sotetsu Holdings, Inc.	411,400	6,747,904
#	Space Co. Ltd.	82,162	634,108
	S-Pool, Inc.	225,000	477,907
	Star Micronics Co. Ltd.	207,800	2,916,155
#	Studio Alice Co. Ltd.	54,200	773,659
#	Subaru Enterprise Co. Ltd.	32,700	642,885
#	Sugimoto & Co. Ltd.	61,600	1,203,548
#	Sumiseki Holdings, Inc.	212,700	1,478,276
	Sumitomo Densetsu Co. Ltd.	109,300	3,003,646
	Sumitomo Mitsui Construction Co. Ltd.	821,040	2,172,690
	Sumitomo Warehouse Co. Ltd.	319,400	6,006,344
	Suzumo Machinery Co. Ltd.	4,400	45,765
	SWCC Corp.	157,200	4,664,859
	Tacmina Corp.	14,700	196,938
	Tadano Ltd.	573,600	4,265,065
	Taihei Dengyo Kaisha Ltd.	83,700	2,953,794
	Taiheiyo Kouhatsu, Inc.	37,100	195,494
	Taikisha Ltd.	146,100	5,036,245
	Taisei Oncho Co. Ltd.	13,600	401,323
	Takamatsu Construction Group Co. Ltd.	90,100	1,881,109
	Takamiya Co. Ltd.	130,622	414,681
	Takano Co. Ltd.	20,900	129,123
	Takaoka Toko Co. Ltd.	59,920	803,704
	Takara & Co. Ltd.	53,455	1,076,459
	Takara Standard Co. Ltd.	192,400	2,220,140
	Takasago Thermal Engineering Co. Ltd.	228,500	8,998,994
	Takashima & Co. Ltd.	80,499	532,170
	Takeuchi Manufacturing Co. Ltd.	204,100	6,528,634
#	Takigami Steel Construction Co. Ltd.	5,300	260,411
	Takuma Co. Ltd.	111,300	1,292,194
	Tanabe Engineering Corp.	39,500	463,439
#	Tanseisha Co. Ltd.	225,349	1,389,291
*	Tatsuta Electric Wire & Cable Co. Ltd.	160,500	834,020
	Techno Ryowa Ltd.	68,690	761,661
	Techno Smart Corp.	45,800	564,776
	TechnoPro Holdings, Inc.	371,000	7,133,954
#	Teikoku Electric Manufacturing Co. Ltd.	103,400	1,857,695
	Teikoku Sen-I Co. Ltd.	113,000	1,876,062
	Tekken Corp.	72,000	1,244,482
	Tenpos Holdings Co. Ltd.	4,400	103,507
	Terasaki Electric Co. Ltd.	24,300	402,482
	Tess Holdings Co. Ltd.	116,800	316,775
	THK Co. Ltd.	56,900	1,074,269
	TKC Corp.	181,201	4,291,684
	Toa Corp. (1885 JP)	322,400	2,173,551
	TOA ROAD Corp.	240,500	1,997,221
	Toba, Inc.	9,800	238,969
	Tobishima Corp.	41,791	426,379
	Tocalo Co. Ltd.	364,000	4,756,789
	Toda Corp.	1,081,100	7,813,362
#	Toenec Corp.	54,000	1,794,465
	Togami Electric Manufacturing Co. Ltd.	17,800	339,311
	TOKAI Holdings Corp.	626,700	4,210,248
	Tokyo Energy & Systems, Inc.	115,400	1,003,588

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Tokyo Keiki, Inc.	5,022	$112,754
#	Tokyo Sangyo Co. Ltd.	126,500	620,049
	Tokyu Construction Co. Ltd.	490,300	2,578,168
	Toli Corp.	237,700	674,901
	Tomoe Corp.	138,700	810,570
	Tomoe Engineering Co. Ltd.	46,400	1,339,426
	Tonami Holdings Co. Ltd.	33,400	1,409,181
#	Torishima Pump Manufacturing Co. Ltd.	110,500	2,291,478
	Totech Corp.	144,300	2,458,906
	Totetsu Kogyo Co. Ltd.	144,700	3,135,590
	Toukei Computer Co. Ltd.	13,620	411,724
	Toyo Construction Co. Ltd.	492,600	5,024,200
	Toyo Engineering Corp.	105,144	563,118
	Toyo Logistics Co. Ltd.	17,020	164,333
	Toyo Machinery & Metal Co. Ltd.	77,400	365,562
	Toyo Tanso Co. Ltd.	81,200	3,299,068
	Toyo Wharf & Warehouse Co. Ltd.	22,800	206,537
	Trancom Co. Ltd.	46,300	2,056,804
	Transcosmos, Inc.	116,900	2,691,511
	TRE Holdings Corp.	157,500	1,374,961
#	Trinity Industrial Corp.	36,000	276,085
	Trusco Nakayama Corp.	197,400	3,195,473
*	Tsubaki Nakashima Co. Ltd.	152,800	797,340
	Tsubakimoto Chain Co.	154,640	6,687,454
#	Tsubakimoto Kogyo Co. Ltd.	85,200	1,166,789
	Tsugami Corp.	248,500	2,730,662
	Tsukishima Holdings Co. Ltd.	165,000	1,614,768
	Tsurumi Manufacturing Co. Ltd.	101,700	2,692,682
#	TWOSTONE&Sons	13,400	100,346
	Ueki Corp.	60,800	675,042
#	UEX Ltd.	14,000	104,124
	Union Tool Co.	6,200	239,911
	Ushio, Inc.	572,300	8,206,534
	UT Group Co. Ltd.	175,900	3,810,255
*	Visional, Inc.	125,400	6,620,826
	Wakachiku Construction Co. Ltd.	74,800	1,685,124
	Wakita & Co. Ltd.	217,200	2,425,824
	WDB Holdings Co. Ltd.	42,200	516,132
	Weathernews, Inc.	34,600	1,320,665
#	West Holdings Corp.	126,603	1,951,002
#	Will Group, Inc.	87,207	602,935
	World Holdings Co. Ltd.	43,200	629,311
# *	W-Scope Corp.	57,800	186,054
	Yahagi Construction Co. Ltd.	172,600	1,924,854
#	YAMABIKO Corp.	217,528	3,081,898
	YAMADA Consulting Group Co. Ltd.	50,438	734,456
#	Yamashina Corp.	39,300	20,807
	Yamashin-Filter Corp.	87,600	255,207
	Yamato Corp.	108,400	723,873
	Yamaura Corp.	14,400	124,719
	Yamazen Corp.	338,600	3,502,473
#	Yasuda Logistics Corp.	99,100	1,055,793
	Yokogawa Bridge Holdings Corp.	194,000	3,510,747
	Yondenko Corp.	54,120	1,378,315
	Yuasa Trading Co. Ltd.	99,900	3,727,053
	Yuken Kogyo Co. Ltd.	1,400	22,653
	Yurtec Corp.	257,400	2,590,451
	Yushin Precision Equipment Co. Ltd.	29,300	138,390
	Zaoh Co. Ltd.	25,900	435,927

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Zenitaka Corp.	14,300	$397,263
#	Zuiko Corp.	51,765	381,591
TOTAL INDUSTRIALS			968,941,730
INFORMATION TECHNOLOGY — (12.5%)
	A&D HOLON Holdings Co. Ltd.	143,900	2,665,928
	Ad-sol Nissin Corp.	44,408	562,054
	Adtec Plasma Technology Co. Ltd.	3,100	40,174
#	Advanced Media, Inc.	10,500	76,473
#	AGS Corp.	11,100	66,703
	Ai Holdings Corp.	209,400	3,500,520
*	AI inside, Inc.	1,600	48,315
	Aichi Tokei Denki Co. Ltd.	44,837	683,439
	Aiphone Co. Ltd.	66,800	1,359,268
	Allied Telesis Holdings KK	124,300	79,570
	Alpha Systems, Inc.	27,720	559,773
	Alps Alpine Co. Ltd.	1,045,442	11,080,055
	Amano Corp.	296,300	7,511,803
	Anritsu Corp.	86,099	738,958
# *	AnyMind Group, Inc.	34,100	261,309
#	AOI Electronics Co. Ltd.	26,700	477,319
	Argo Graphics, Inc.	102,600	3,496,406
	Arisawa Manufacturing Co. Ltd.	207,900	2,168,397
	Asahi Intelligence Service Co. Ltd.	1,300	13,745
	Atled Corp.	12,000	128,270
	Avant Group Corp.	108,800	989,874
	Axell Corp.	6,700	64,068
	Base Co. Ltd.	28,700	538,685
*	baudroie, Inc.	11,700	356,934
#	BrainPad, Inc.	45,900	301,689
	Business Brain Showa-Ota, Inc.	41,500	585,528
	Business Engineering Corp.	10,300	284,446
	CAC Holdings Corp.	75,200	947,884
	Canon Electronics, Inc.	117,500	1,794,606
#	CDS Co. Ltd.	15,500	186,914
#	Celsys, Inc.	180,700	1,044,330
#	Change Holdings, Inc.	215,300	1,606,772
	Chino Corp.	39,800	652,702
	Citizen Watch Co. Ltd.	1,379,800	9,303,938
	CMK Corp.	261,900	938,705
#	Computer Engineering & Consulting Ltd.	162,300	2,120,620
	Computer Institute of Japan Ltd.	340,917	1,058,066
	Comture Corp.	140,100	1,761,219
# *	Core Concept Technologies, Inc.	18,400	279,634
#	Core Corp.	45,800	638,327
	Cresco Ltd.	169,400	1,500,726
#	Cross Cat Co. Ltd.	8,200	72,870
#	Cube System, Inc.	60,600	477,914
# *	Cyber Security Cloud, Inc.	26,300	383,217
	Cyberlinks Co. Ltd.	17,900	92,735
	Cybozu, Inc.	115,500	1,396,973
#	Daishinku Corp.	148,696	711,144
	Daitron Co. Ltd.	55,600	1,025,500
	Daiwabo Holdings Co. Ltd.	556,300	10,482,739
	Dawn Corp.	3,100	41,224
	Densan System Holdings Co. Ltd.	43,600	835,094
	Dentsu Soken, Inc.	52,500	1,995,805
	Dexerials Corp.	270,500	12,986,348
	Digital Arts, Inc.	61,500	1,952,459

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Digital Hearts Holdings Co. Ltd.	72,600	$480,635
	Digital Information Technologies Corp.	56,600	721,279
	DKK Co. Ltd.	48,900	699,789
#	DKK-Toa Corp.	31,400	175,330
#	Double Standard, Inc.	20,100	246,073
	DTS Corp.	245,400	7,094,229
	Ebase Co. Ltd.	92,838	411,203
#	E-Guardian, Inc.	9,908	130,945
	Eizo Corp.	91,900	2,973,962
	Elecom Co. Ltd.	225,800	2,475,887
	Elematec Corp.	109,742	1,398,921
	Enomoto Co. Ltd.	10,683	106,330
#	Enplas Corp.	37,900	1,920,949
	ESPEC Corp.	111,200	2,111,614
#	Ferrotec Holdings Corp.	251,000	4,162,059
#	FFRI Security, Inc.	3,300	47,149
	Fixstars Corp.	130,200	1,482,444
	Focus Systems Corp.	53,700	457,975
#	Forval Corp.	51,100	531,116
	FTGroup Co. Ltd.	51,000	387,089
	Fukui Computer Holdings, Inc.	53,900	925,586
	Furuno Electric Co. Ltd.	148,500	1,939,349
#	Furuya Metal Co. Ltd.	67,800	2,062,509
	Future Corp.	273,600	3,132,512
#	Gig Works, Inc.	8,200	30,076
	GL Sciences, Inc.	44,500	847,052
#	Global Security Experts, Inc.	5,400	196,996
	GMO GlobalSign Holdings KK	17,700	367,446
	GMO internet group, Inc.	325,720	5,396,675
	Hagiwara Electric Holdings Co. Ltd.	46,100	1,169,815
#	Hakuto Co. Ltd.	74,200	2,484,960
	Himacs Ltd.	960	9,168
#	Hioki EE Corp.	58,800	3,152,892
	Hochiki Corp.	91,500	1,391,132
	Hokuriku Electric Industry Co. Ltd.	21,839	202,227
	Hosiden Corp.	289,700	3,952,272
	Icom, Inc.	54,900	1,134,765
	ID Holdings Corp.	79,450	744,912
#	I'll, Inc.	38,600	690,542
	Ines Corp.	123,100	1,461,833
	I-Net Corp.	76,490	942,894
	Innotech Corp.	96,100	1,062,708
	Intelligent Wave, Inc.	49,800	352,453
	Inter Action Corp.	8,000	72,984
	I-PEX, Inc.	69,100	935,343
	Iriso Electronics Co. Ltd.	105,200	2,114,431
	ISB Corp.	51,700	552,120
	Itfor, Inc.	172,600	1,721,379
#	Japan Aviation Electronics Industry Ltd.	284,400	4,766,085
	Japan Business Systems, Inc.	5,600	35,449
#	Japan Cash Machine Co. Ltd.	122,400	819,402
	Japan Material Co. Ltd.	407,400	5,405,143
	Japan System Techniques Co. Ltd.	70,800	772,670
	JBCC Holdings, Inc.	87,300	2,388,554
	Jeol Ltd.	247,200	9,952,846
	JFE Systems, Inc.	11,500	235,187
# *	JIG-SAW, Inc.	10,400	332,701
	Justsystems Corp.	175,600	3,715,047
	Kaga Electronics Co. Ltd.	98,800	3,584,609

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	Kaonavi, Inc.	12,400	$139,031
	KEL Corp.	27,900	320,314
#	Koa Corp.	182,200	1,611,262
	Konica Minolta, Inc.	2,045,000	5,995,639
	KSK Co. Ltd.	3,000	66,444
	Kyosan Electric Manufacturing Co. Ltd.	214,900	909,598
#	Kyowa Electronic Instruments Co. Ltd.	45,900	133,489
	LAC Co. Ltd.	99,100	587,274
	Macnica Holdings, Inc.	18,900	762,768
	Marubun Corp.	96,000	733,403
	Maruwa Co. Ltd.	28,000	7,501,620
	Maxell Ltd.	231,100	2,651,825
	MCJ Co. Ltd.	428,700	3,900,230
	Megachips Corp.	91,900	2,575,631
	Meiko Electronics Co. Ltd.	122,000	4,890,618
	Melco Holdings, Inc.	29,800	653,451
	Micronics Japan Co. Ltd.	164,100	6,520,707
	MIMAKI ENGINEERING Co. Ltd.	113,200	1,269,178
#	Mimasu Semiconductor Industry Co. Ltd.	103,481	2,548,761
#	Miraial Co. Ltd.	21,338	202,515
	Miroku Jyoho Service Co. Ltd.	111,000	1,434,008
	Mitsubishi Research Institute, Inc.	51,500	1,623,637
#	Mitsui High-Tec, Inc.	535,000	4,173,521
#	m-up Holdings, Inc.	174,600	1,547,748
	Mutoh Holdings Co. Ltd.	6,600	109,338
	Nagano Keiki Co. Ltd.	82,400	1,550,462
	Naigai Tec Corp.	3,500	63,121
	NCD Co. Ltd./Shinagawa	31,500	367,674
	NEC Networks & System Integration Corp.	238,908	4,400,091
	NET One Systems Co. Ltd.	492,716	9,959,098
	Nichicon Corp.	165,700	1,213,400
	Nihon Dempa Kogyo Co. Ltd.	105,100	980,886
	Nihon Denkei Co. Ltd.	43,300	577,249
#	Nippon Avionics Co. Ltd.	4,100	335,353
*	Nippon Chemi-Con Corp.	95,100	916,728
	Nippon Electric Glass Co. Ltd.	385,736	9,204,391
#	Nippon Information Development Co. Ltd.	12,600	214,478
	Nippon Kodoshi Corp.	51,600	741,921
	Nippon Signal Co. Ltd.	264,192	1,837,800
	Nissha Co. Ltd.	228,600	2,789,255
	Nohmi Bosai Ltd.	140,700	2,323,990
#	NPC, Inc.	72,300	483,086
	NSD Co. Ltd.	464,660	9,565,261
	NSW, Inc.	48,600	1,052,823
	Ohara, Inc.	47,000	448,497
	Oki Electric Industry Co. Ltd.	248,564	1,686,866
	Optex Group Co. Ltd.	169,500	1,932,395
*	Optim Corp.	47,700	214,153
	Optorun Co. Ltd.	74,600	974,245
	Oro Co. Ltd.	26,100	443,181
	Osaki Electric Co. Ltd.	119,440	541,684
#	Oval Corp.	35,600	104,903
	PCI Holdings, Inc.	45,300	289,218
	Plus Alpha Consulting Co. Ltd.	104,500	1,339,264
#	Pole To Win Holdings, Inc.	118,497	350,530
#	Pro-Ship, Inc.	51,100	504,454
	Rakus Co. Ltd.	345,100	4,835,003
	Restar Corp.	108,800	2,145,032
	Riken Keiki Co. Ltd.	163,200	4,791,468

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Riso Kagaku Corp.	29,400	$660,366
	RS Technologies Co. Ltd.	57,300	1,236,530
	RYODEN Corp.	92,900	1,764,624
	Ryoyo Ryosan Holdings, Inc.	60,919	1,167,416
	Saison Technology Co. Ltd.	1,300	17,049
#	Sakura Internet, Inc.	103,200	2,093,502
#	Samco, Inc.	23,000	651,379
	Sanken Electric Co. Ltd.	113,599	5,543,510
	Sanshin Electronics Co. Ltd.	70,900	1,022,567
	Santec Holdings Corp.	18,900	1,025,235
#	Satori Electric Co. Ltd.	69,680	969,702
	SAXA, Inc.	20,700	354,901
#	Segue Group Co. Ltd.	23,900	98,508
#	Seikoh Giken Co. Ltd.	17,700	327,300
	SEMITEC Corp.	32,000	441,166
	Shibaura Electronics Co. Ltd.	84,600	1,690,132
	Shibaura Mechatronics Corp.	58,400	3,077,049
*	SHIFT, Inc.	48,700	3,740,995
	Shindengen Electric Manufacturing Co. Ltd.	43,000	836,461
	Shinko Shoji Co. Ltd.	231,100	1,369,791
#	Shizuki Electric Co., Inc.	105,000	297,522
	Showa Shinku Co. Ltd.	24,400	241,686
	Sigma Koki Co. Ltd.	20,000	200,872
	Siix Corp.	175,700	1,464,003
	Simplex Holdings, Inc.	119,300	1,719,967
#	SK-Electronics Co. Ltd.	44,900	929,061
# *	Smaregi, Inc.	17,500	265,886
	SMK Corp.	22,249	373,123
	Softcreate Holdings Corp.	96,400	1,150,706
	Soliton Systems KK	46,900	377,227
	Solxyz Co. Ltd.	29,700	62,865
	SRA Holdings	69,900	2,027,487
	Startia Holdings, Inc.	22,600	323,173
	Sumida Corp.	88,101	625,503
# *	Sun*, Inc. (4053 JP)	50,900	311,526
	Sun-Wa Technos Corp.	75,500	1,090,947
	Suzuden Corp.	23,900	301,432
	Suzuki Co. Ltd.	65,977	635,269
	System D, Inc.	1,100	10,251
	System Research Co. Ltd.	61,600	629,609
	System Support, Inc.	29,400	386,969
	Systems Engineering Consultants Co. Ltd.	10,500	296,946
	Systena Corp.	1,317,300	2,964,967
	Tachibana Eletech Co. Ltd.	101,760	2,033,534
	TAKEBISHI Corp.	52,200	865,257
	Tamura Corp.	423,400	1,903,500
#	Tazmo Co. Ltd.	58,700	1,207,532
#	TDC Soft, Inc.	186,800	1,598,994
	TechMatrix Corp.	237,900	3,325,488
	Tecnos Japan, Inc.	49,000	272,744
	Teikoku Tsushin Kogyo Co. Ltd.	36,700	534,737
#	Tera Probe, Inc.	19,900	551,584
#	TESEC Corp.	22,600	261,358
	Toho System Science Co. Ltd.	4,050	47,968
	Tokyo Electron Device Ltd.	103,700	2,695,045
	Tomen Devices Corp.	17,800	840,929
	Topcon Corp.	617,300	6,384,785
	Torex Semiconductor Ltd.	52,900	691,055
	Toshiba TEC Corp.	120,909	2,710,189

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Towa Corp.	119,700	$6,894,869
	Toyo Corp.	148,100	1,567,673
	Tsuzuki Denki Co. Ltd.	46,600	712,797
	Ubicom Holdings, Inc.	4,374	38,766
#	Uchida Yoko Co. Ltd.	46,400	2,416,985
	ULS Group, Inc.	11,900	391,495
	UNITED, Inc.	8,800	48,008
#	User Local, Inc.	30,400	416,814
	V Technology Co. Ltd.	10,300	200,389
	Wacom Co. Ltd.	30,700	148,048
#	WILLs, Inc.	34,200	137,890
	WingArc1st, Inc.	64,000	1,192,523
#	YAC Holdings Co. Ltd.	23,500	344,359
	Yamaichi Electronics Co. Ltd.	130,100	2,773,184
	Yashima Denki Co. Ltd.	119,500	1,372,680
#	YE DIGITAL Corp.	27,500	141,073
	Yokowo Co. Ltd.	98,275	1,267,136
TOTAL INFORMATION TECHNOLOGY			406,802,408
MATERIALS — (12.0%)
	Achilles Corp.	65,600	681,746
	ADEKA Corp.	494,500	10,498,155
	Agro-Kanesho Co. Ltd.	2,300	18,254
	Aica Kogyo Co. Ltd.	225,700	5,223,477
	Aichi Steel Corp.	53,065	1,206,324
	Arakawa Chemical Industries Ltd.	92,300	730,530
#	Araya Industrial Co. Ltd.	15,800	550,858
	ARE Holdings, Inc.	448,800	6,140,439
	Artience Co. Ltd.	214,900	4,544,299
	Asahi Printing Co. Ltd.	25,700	165,379
	Asahi Yukizai Corp.	84,300	2,698,218
	Asahipen Corp.	2,100	25,372
	Asia Pile Holdings Corp.	187,730	1,231,782
	C Uyemura & Co. Ltd.	64,100	4,599,471
	Carlit Co. Ltd.	122,213	1,192,184
#	Chubu Steel Plate Co. Ltd.	56,800	954,708
	Chuetsu Pulp & Paper Co. Ltd.	23,000	230,112
	Chugoku Marine Paints Ltd.	183,100	2,533,093
	CI Takiron Corp.	281,800	1,604,497
	CK-San-Etsu Co. Ltd.	22,500	561,736
	Dai Nippon Toryo Co. Ltd.	118,200	960,667
	Daido Steel Co. Ltd.	526,000	5,262,897
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	86,000	493,650
	Daiki Aluminium Industry Co. Ltd.	156,900	1,301,226
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	74,600	1,607,165
	Daio Paper Corp.	385,500	2,300,824
#	Denka Co. Ltd.	353,500	5,151,555
	DIC Corp.	387,100	7,963,172
	DKS Co. Ltd.	41,115	877,372
	Dowa Holdings Co. Ltd.	225,700	8,283,228
	Dynapac Co. Ltd.	8,500	104,698
	FP Corp.	176,997	3,052,976
	Fuji Seal International, Inc.	226,428	3,619,826
	Fujikura Kasei Co. Ltd.	56,200	202,061
	Fujimi, Inc.	258,500	5,429,073
	Fujimori Kogyo Co. Ltd.	98,500	2,962,404
	Fuso Chemical Co. Ltd.	112,800	2,919,573
#	Godo Steel Ltd.	49,900	1,622,177
	Gun-Ei Chemical Industry Co. Ltd.	21,100	444,458

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Hakudo Co. Ltd.	41,600	$715,806
	Harima Chemicals Group, Inc.	68,700	448,658
	Hodogaya Chemical Co. Ltd.	34,401	1,170,967
	Hokkan Holdings Ltd.	50,241	576,379
#	Hokko Chemical Industry Co. Ltd.	115,300	1,288,440
#	Hokuetsu Corp.	751,699	5,819,028
#	Ise Chemicals Corp.	10,400	1,426,215
#	Ishihara Chemical Co. Ltd.	72,000	1,201,469
	Ishihara Sangyo Kaisha Ltd.	174,050	1,795,269
	Ishizuka Glass Co. Ltd.	10,200	194,215
	Japan Pure Chemical Co. Ltd.	500	11,691
	JCU Corp.	124,200	3,097,396
	JSP Corp.	79,400	1,212,245
	Kaneka Corp.	219,600	6,208,947
	Kanto Denka Kogyo Co. Ltd.	249,700	1,595,768
#	KeePer Technical Laboratory Co. Ltd.	83,000	2,009,121
	KEIWA, Inc.	28,400	294,157
	KH Neochem Co. Ltd.	190,142	2,836,064
	Kimoto Co. Ltd.	149,700	253,129
	Koatsu Gas Kogyo Co. Ltd.	185,393	1,186,792
	Kohsoku Corp.	70,200	1,168,622
	Konishi Co. Ltd.	330,800	2,635,443
	Konoshima Chemical Co. Ltd.	19,900	236,221
	Krosaki Harima Corp.	116,000	2,042,535
	Kumiai Chemical Industry Co. Ltd.	284,787	1,498,155
#	Kunimine Industries Co. Ltd.	31,400	225,582
	Kureha Corp.	263,550	5,234,982
	Kurimoto Ltd.	59,000	1,858,183
	Kuriyama Holdings Corp.	79,300	657,990
	Kyoei Steel Ltd.	131,200	1,746,190
	Kyowa Leather Cloth Co. Ltd.	70,100	363,036
	Lintec Corp.	240,500	5,407,415
	Maeda Kosen Co. Ltd.	232,000	2,539,989
	Maruichi Steel Tube Ltd.	245,100	5,972,882
	MEC Co. Ltd.	36,700	923,531
	Mitani Sekisan Co. Ltd.	66,000	2,471,567
	Mitsubishi Materials Corp.	466,900	8,748,022
#	Mitsubishi Paper Mills Ltd.	172,200	801,428
	Mitsubishi Steel Manufacturing Co. Ltd.	7,284	69,163
	Mitsui Mining & Smelting Co. Ltd.	329,400	10,981,704
#	MORESCO Corp.	17,100	152,867
	Moriroku Holdings Co. Ltd.	15,400	278,977
#	Mory Industries, Inc.	33,200	1,236,840
	Muto Seiko Co.	22,800	262,583
	Nakayama Steel Works Ltd.	206,000	1,319,384
	Nasu Denki Tekko Co. Ltd.	3,000	219,217
	Neturen Co. Ltd.	199,200	1,454,856
	Nicca Chemical Co. Ltd.	40,800	269,917
	Nichia Steel Works Ltd.	24,800	53,935
	Nihon Kagaku Sangyo Co. Ltd.	79,800	762,920
	Nihon Nohyaku Co. Ltd.	191,200	928,225
	Nihon Parkerizing Co. Ltd.	513,400	4,239,154
#	Nihon Yamamura Glass Co. Ltd.	45,000	442,294
	Nippon Carbide Industries Co., Inc.	46,200	570,636
	Nippon Chemical Industrial Co. Ltd.	23,900	395,438
	Nippon Concrete Industries Co. Ltd.	200,117	509,433
	Nippon Denko Co. Ltd.	525,414	1,015,193
#	Nippon Fine Chemical Co. Ltd.	81,000	1,405,380
	Nippon Kayaku Co. Ltd.	608,700	5,090,322

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Nippon Light Metal Holdings Co. Ltd.	340,390	$4,000,619
	Nippon Paper Industries Co. Ltd.	330,506	2,140,232
	Nippon Shokubai Co. Ltd.	487,000	5,280,617
	Nippon Soda Co. Ltd.	136,200	4,897,106
	Nippon Yakin Kogyo Co. Ltd.	73,349	2,407,229
#	Nitta Gelatin, Inc.	64,800	328,455
	Nittetsu Mining Co. Ltd.	65,900	2,089,873
	Nozawa Corp.	47,500	282,796
	Oat Agrio Co. Ltd.	49,200	600,493
	Okamoto Industries, Inc.	69,300	2,380,105
	Okura Industrial Co. Ltd.	36,100	694,297
#	Osaka Organic Chemical Industry Ltd.	90,943	2,104,468
	Osaka Steel Co. Ltd.	79,300	1,345,762
#	OSAKA Titanium Technologies Co. Ltd.	161,800	2,650,397
# *	Pacific Metals Co. Ltd.	15,041	136,562
	Pack Corp.	87,200	2,283,586
	PILLAR Corp.	108,800	3,689,179
#	Rasa Industries Ltd.	43,000	817,200
	Rengo Co. Ltd.	1,028,300	7,171,951
	Riken Technos Corp.	231,800	1,527,373
	Sakai Chemical Industry Co. Ltd.	80,516	1,526,982
	Sakata INX Corp.	243,000	2,855,290
	Sanyo Chemical Industries Ltd.	72,100	1,976,218
	Sanyo Special Steel Co. Ltd.	46,060	652,776
	Sekisui Kasei Co. Ltd.	135,082	404,650
	Shikoku Kasei Holdings Corp.	224,500	3,432,045
	Shinagawa Refractories Co. Ltd.	161,000	1,969,437
	Shin-Etsu Polymer Co. Ltd.	262,800	2,820,879
	SK Kaken Co. Ltd.	6,900	443,038
	Soken Chemical & Engineering Co. Ltd.	44,400	778,264
	Stella Chemifa Corp.	55,900	1,540,340
	Sumitomo Bakelite Co. Ltd.	226,400	6,373,593
	Sumitomo Osaka Cement Co. Ltd.	196,699	5,538,516
	Sumitomo Seika Chemicals Co. Ltd.	50,200	1,778,831
	T Hasegawa Co. Ltd.	130,600	2,804,176
	Taiheiyo Cement Corp.	221,554	6,051,316
	Taisei Lamick Co. Ltd.	36,200	679,032
	Taiyo Holdings Co. Ltd.	221,700	5,298,397
	Takasago International Corp.	82,700	2,140,531
	Takemoto Yohki Co. Ltd.	35,900	199,816
#	Taki Chemical Co. Ltd.	19,900	588,928
	Tanaka Chemical Corp.	6,900	44,806
#	Taoka Chemical Co. Ltd.	11,400	63,743
	Tayca Corp.	89,617	1,013,009
	Teijin Ltd.	802,088	7,718,511
	Tenma Corp.	111,300	2,069,002
	Toagosei Co. Ltd.	666,600	7,141,192
	Toho Acetylene Co. Ltd.	63,500	163,703
	Toho Chemical Industry Co. Ltd.	47,000	189,198
#	Toho Titanium Co. Ltd.	182,800	1,671,395
# *	Toho Zinc Co. Ltd.	66,899	349,881
	Tohoku Steel Co. Ltd.	1,400	18,857
#	Tokai Carbon Co. Ltd.	1,067,700	6,842,364
	Tokushu Tokai Paper Co. Ltd.	46,758	1,207,182
	Tokuyama Corp.	357,597	7,010,132
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	218,058
	Tokyo Rope Manufacturing Co. Ltd.	26,100	221,355
	Tokyo Steel Manufacturing Co. Ltd.	467,000	5,941,217
	Tokyo Tekko Co. Ltd.	52,900	1,784,183

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Tomoku Co. Ltd.	70,600	$1,249,920
	Topy Industries Ltd.	70,800	1,096,081
#	Toyo Gosei Co. Ltd.	29,500	1,832,811
	Toyobo Co. Ltd.	470,400	3,229,689
	TYK Corp.	108,200	311,972
	UACJ Corp.	189,241	5,388,139
	UBE Corp.	581,000	10,381,018
#	Ultrafabrics Holdings Co. Ltd.	1,400	10,910
	Valqua Ltd.	103,799	2,539,019
	Vertex Corp.	126,294	1,715,990
	Wavelock Holdings Co. Ltd.	28,300	121,983
#	Wood One Co. Ltd.	8,797	53,194
	Yamau Holdings Co. Ltd.	5,300	60,901
#	Yamax Corp.	16,600	132,871
	Yodogawa Steel Works Ltd.	133,400	5,016,255
	Yotai Refractories Co. Ltd.	115,400	1,399,800
	Yushiro Chemical Industry Co. Ltd.	54,300	650,073
	Zeon Corp.	534,699	4,722,499
TOTAL MATERIALS			389,743,871
REAL ESTATE — (1.6%)
	AD Works Group Co. Ltd.	87,000	132,868
	Airport Facilities Co. Ltd.	140,570	562,745
#	Anabuki Kosan, Inc.	16,400	231,331
	Aoyama Zaisan Networks Co. Ltd.	101,700	1,025,199
	Arealink Co. Ltd.	95,146	1,100,444
	AZOOM Co. Ltd.	9,400	390,757
	B-Lot Co. Ltd.	17,200	110,567
	Cosmos Initia Co. Ltd.	46,100	259,449
#	CRE, Inc.	25,300	268,155
*	CREAL, Inc.	4,900	144,105
	Dear Life Co. Ltd.	150,100	998,619
#	Goldcrest Co. Ltd.	87,570	1,673,724
	Grandy House Corp.	103,600	431,580
	Heiwa Real Estate Co. Ltd.	124,100	3,567,048
	JALCO Holdings, Inc.	96,400	324,303
#	Japan Property Management Center Co. Ltd.	64,200	528,485
	JINUSHI Co. Ltd.	77,900	1,141,441
	JSB Co. Ltd.	50,800	997,033
#	Kasumigaseki Capital Co. Ltd.	10,400	898,423
#	Katitas Co. Ltd.	195,900	2,455,704
	Keihanshin Building Co. Ltd.	197,400	2,152,533
#	LA Holdings Co. Ltd.	14,100	405,502
	Leopalace21 Corp.	1,048,500	3,851,739
	Loadstar Capital KK	40,000	742,370
	Mirarth Holdings, Inc.	523,500	1,879,584
	Mugen Estate Co. Ltd.	54,600	480,086
	Nisshin Group Holdings Co. Ltd.	196,700	719,821
	Raysum Co. Ltd.	29,348	662,672
	Relo Group, Inc.	456,756	5,458,497
	SAMTY HOLDINGS Co. Ltd.	155,850	2,847,944
	Sankyo Frontier Co. Ltd.	23,700	663,574
# *	SRE Holdings Corp.	46,200	1,488,480
	Star Mica Holdings Co. Ltd.	137,071	622,101
	Starts Corp., Inc.	200,400	4,622,538
	Sun Frontier Fudousan Co. Ltd.	173,400	2,359,312
	Sunnexta Group, Inc.	11,100	74,826
	Tenpo Innovation Co. Ltd.	3,100	19,081
	TOC Co. Ltd.	284,250	1,342,517

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
#	Tokyo Theatres Co., Inc.	30,299	$228,375
	Tosei Corp.	178,200	2,974,076
	Urbanet Corp. Co. Ltd.	92,700	243,387
TOTAL REAL ESTATE			51,080,995
UTILITIES — (1.6%)
	Chugoku Electric Power Co., Inc.	169,700	1,234,178
	EF-ON, Inc.	72,920	197,874
# *	eRex Co. Ltd.	142,500	680,337
	Hiroshima Gas Co. Ltd.	303,100	816,426
	Hokkaido Electric Power Co., Inc.	971,300	6,604,716
	Hokkaido Gas Co. Ltd.	92,600	2,008,450
	Hokuriku Electric Power Co.	989,500	6,342,173
#	Hokuriku Gas Co. Ltd.	10,100	240,385
#	K&O Energy Group, Inc.	84,600	1,924,614
	Nippon Gas Co. Ltd.	655,600	10,219,455
#	Okinawa Electric Power Co., Inc.	133,716	987,340
# *	Renewable Japan Co. Ltd.	12,900	65,098
# *	RENOVA, Inc.	93,902	575,570
	Saibu Gas Holdings Co. Ltd.	151,600	1,941,240
	Shikoku Electric Power Co., Inc.	776,800	6,774,800
	Shizuoka Gas Co. Ltd.	315,000	2,002,580
#	Toell Co. Ltd.	51,800	276,297
	Toho Gas Co. Ltd.	256,600	7,925,423
TOTAL UTILITIES			50,816,956
TOTAL COMMON STOCKS Cost ($2,599,745,222)			3,218,379,703

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	2,751,158	31,822,649
TOTAL INVESTMENTS — (100.0%)
(Cost $2,631,569,284)^^			$3,250,202,352

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$72,901,290	—	$72,901,290
Consumer Discretionary	—	505,985,036	—	505,985,036
Consumer Staples	—	271,036,806	—	271,036,806
Energy	—	25,872,725	—	25,872,725
Financials	—	304,815,912	—	304,815,912

The Japanese Small Company Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Health Care	—	$170,381,974	—	$170,381,974
Industrials	—	968,941,730	—	968,941,730
Information Technology	—	406,802,408	—	406,802,408
Materials	—	389,743,871	—	389,743,871
Real Estate	—	51,080,995	—	51,080,995
Utilities	—	50,816,956	—	50,816,956
Securities Lending Collateral	—	31,822,649	—	31,822,649
Total Investments in Securities	—	$3,250,202,352	—˂˃	$3,250,202,352

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.5%)
AUSTRALIA — (71.0%)
# *	29Metals Ltd.	1,018,352	$267,766
*	3P Learning Ltd.	93,233	67,144
# *	4DMedical Ltd.	51,246	16,143
	Accent Group Ltd.	2,424,178	3,480,359
* ††	ACN Ltd.	1,687	0
	Acrow Ltd.	845,415	627,250
#	Adairs Ltd.	1,073,752	1,542,617
*	AIC Mines Ltd.	82,645	18,703
# *	Ainsworth Game Technology Ltd.	570,292	347,648
# *	Alkane Resources Ltd.	2,649,157	756,957
*	Alliance Aviation Services Ltd.	436,741	907,508
# *	Alligator Energy Ltd.	5,133,833	148,811
# *	AMA Group Ltd.	28,252,978	927,959
	Amotiv Ltd.	1,021,707	7,255,881
	AMP Ltd.	16,866,307	13,102,470
	Ansell Ltd.	899,575	16,105,892
*	Anson Resources Ltd.	115,223	7,957
# *	Antipa Minerals Ltd.	3,268,084	23,678
	APM Human Services International Ltd.	80,377	75,069
# *	Appen Ltd.	1,224,295	606,606
	Arafura Rare Earths Ltd.	434,628	48,318
# *	Arafura Rare Earths Ltd. (ARU AU)	11,847,717	1,327,255
#	ARB Corp. Ltd.	519,887	14,365,226
# *	Archer Materials Ltd.	514,440	97,941
*	Ardea Resources Ltd.	232,320	71,550
# *	Argosy Minerals Ltd.	2,371,384	61,130
#	ARN Media Ltd.	1,302,891	581,915
# *	Aroa Biosurgery Ltd.	310,301	127,862
# *	Articore Group Ltd.	1,298,178	337,096
	AUB Group Ltd.	662,830	14,006,047
*	Audinate Group Ltd.	341,496	3,336,289
# *	Aura Energy Ltd.	296,027	31,161
# *	Aurelia Metals Ltd.	8,597,013	957,165
# *	Aussie Broadband Ltd.	1,447,272	3,027,992
	Austal Ltd.	2,116,656	3,633,989
#	Austin Engineering Ltd.	845,694	364,498
*	Australian Agricultural Co. Ltd.	1,124,038	1,028,114
#	Australian Clinical Labs Ltd.	986,277	1,638,892
#	Australian Ethical Investment Ltd.	490,988	1,282,614
#	Australian Finance Group Ltd.	1,360,919	1,307,204
# *	Australian Strategic Materials Ltd.	614,732	253,959
# *	Australian Vanadium Ltd.	16,823,179	175,166
# *	Australian Vintage Ltd.	2,444,948	239,548
	Auswide Bank Ltd.	251,523	733,103
	Autosports Group Ltd.	14,044	19,367
# *	AVJennings Ltd.	7,298,697	1,530,170
# ††	AVZ Minerals Ltd.	263,719	27,651
#	Baby Bunting Group Ltd.	726,062	629,816
	Bank of Queensland Ltd.	4,181,343	17,278,924
	Bannerman Energy Ltd.	1,571	3,123
*	Bannerman Energy Ltd. (BMN AU)	108,115	215,964
	Bapcor Ltd.	2,240,475	7,533,474
	Base Resources Ltd.	2,267,930	385,351
*	BCI Minerals Ltd.	5,533,358	920,585
	Beach Energy Ltd.	10,178,138	9,889,907

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Beacon Lighting Group Ltd.	496,214	$783,149
	Beacon Minerals Ltd.	2,446,902	38,410
	Bega Cheese Ltd.	1,701,852	4,973,819
#	Bell Financial Group Ltd.	759,708	726,294
*	Bellevue Gold Ltd.	5,841,483	5,273,871
*	Berkeley Energia Ltd.	37,692	8,460
# *	Betmakers Technology Group Ltd.	2,293,199	122,208
# *	Bigtincan Holdings Ltd.	1,689,773	121,757
	Bisalloy Steel Group Ltd.	13,103	41,949
*	Black Cat Syndicate Ltd.	80,356	19,187
*	Black Rock Mining Ltd.	3,083,310	121,202
# *	Boss Energy Ltd.	3,061,309	7,350,115
# *	Bravura Solutions Ltd.	2,400,190	1,799,262
#	Breville Group Ltd.	617,812	11,871,434
	Brickworks Ltd.	533,667	10,076,502
# *	Bubs Australia Ltd.	1,112,690	94,800
* ††	BWX Ltd.	744,883	0
# *	Calidus Resources Ltd.	635,134	47,765
	Calima Energy Ltd.	1,950,890	11,482
*	Calix Ltd.	11,872	7,862
	Capitol Health Ltd.	5,647,083	1,107,851
	Capral Ltd.	88,162	519,973
*	Capricorn Metals Ltd.	2,428,346	8,594,321
# *	Carnarvon Energy Ltd.	9,973,142	1,051,193
#	Cash Converters International Ltd.	2,588,601	355,447
# *	Catapult Group International Ltd.	510,098	652,056
	Cedar Woods Properties Ltd.	406,149	1,317,077
*	Centaurus Metals Ltd.	22,705	4,901
*	Centrebet International Ltd.	81,336	0
# *	Cettire Ltd.	1,458,981	1,271,105
	Challenger Ltd.	2,599,303	11,980,033
	Champion Iron Ltd.	2,330,574	9,576,957
# *	Chrysos Corp. Ltd.	142,327	471,391
# *	City Chic Collective Ltd.	2,058,945	141,827
*	Clean Seas Seafood Ltd.	247,494	30,710
	ClearView Wealth Ltd.	186,755	71,419
	Clinuvel Pharmaceuticals Ltd.	264,630	2,591,078
#	Clover Corp. Ltd.	788,775	252,090
# *	Coast Entertainment Holdings Ltd.	2,455,182	811,679
	Cobram Estate Olives Ltd.	13,612	14,840
	Codan Ltd.	810,546	6,965,030
#	COG Financial Services Ltd.	11,924	9,322
# *	Cogstate Ltd.	285,806	217,074
	Collins Foods Ltd.	723,208	4,346,127
*	Comet Ridge Ltd.	3,019,509	375,533
*	Cooper Energy Ltd.	16,807,386	2,520,840
# *	Core Lithium Ltd.	2,708,158	169,299
Ω	Coronado Global Resources, Inc., CDI	3,612,050	3,410,055
#	Corporate Travel Management Ltd.	805,034	7,115,073
#	Credit Corp. Group Ltd.	483,257	5,543,624
	Dalrymple Bay Infrastructure Ltd.	673,908	1,340,947
	Data#3 Ltd.	1,183,121	6,846,823
# *	De Grey Mining Ltd.	12,843,597	10,298,360
# *	Deep Yellow Ltd.	5,395,742	4,573,831
# *	Delta Lithium Ltd.	188,079	30,759
	Deterra Royalties Ltd.	2,538,001	6,635,550
# *	Develop Global Ltd.	480,378	680,744
	Dicker Data Ltd.	524,799	3,515,537
	Domain Holdings Australia Ltd.	1,643,441	3,469,369

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Domino's Pizza Enterprises Ltd.	422,818	$9,094,037
	Downer EDI Ltd.	4,272,530	13,945,634
# *	Dreadnought Resources Ltd.	5,603,062	73,022
# *	Dropsuite Ltd.	5,217	11,957
*	DUG Technology Ltd.	40,507	73,804
	Duratec Ltd.	315,370	268,306
	Eagers Automotive Ltd.	981,677	6,843,874
# *	Ecograf Ltd.	1,581,731	103,120
	Elanor Investor Group	73,794	42,447
	Elders Ltd.	1,033,495	6,441,574
# *	Electro Optic Systems Holdings Ltd.	89,975	108,833
# *	Elixir Energy Ltd.	2,250,692	146,379
	Emeco Holdings Ltd.	2,031,657	1,123,375
*	Emerald Resources NL	3,432,857	8,358,952
# *	EML Payments Ltd.	2,264,500	1,382,627
*	Energy Transition Minerals Ltd.	1,881,748	30,555
	Enero Group Ltd.	298,728	245,175
# *	EnviroSuite Ltd.	1,131,191	33,779
	EQT Holdings Ltd.	172,877	4,013,250
	Eureka Group Holdings Ltd.	67,111	23,454
# *	European Lithium Ltd.	3,882,196	118,898
	Euroz Hartleys Group Ltd.	329,402	187,276
	EVT Ltd.	596,175	4,522,688
*	Experience Co. Ltd.	102,579	10,396
	Fenix Resources Ltd.	1,376,104	386,588
*	Finbar Group Ltd.	337,695	196,606
# ††	Firefinch Ltd.	1,569,275	38,484
*	FleetPartners Group Ltd.	1,871,775	4,189,293
#	Fleetwood Ltd.	521,125	600,366
#	Flight Centre Travel Group Ltd.	1,185,439	17,259,856
# *	Frontier Digital Ventures Ltd.	1,085,135	293,340
	G8 Education Ltd.	4,918,768	4,195,072
# *	Galan Lithium Ltd.	1,812,297	161,002
	Generation Development Group Ltd.	33,566	57,540
# *	Genetic Signatures Ltd.	222,913	116,475
	Gold Road Resources Ltd.	8,079,345	9,033,807
	GR Engineering Services Ltd.	446,660	576,926
	GrainCorp Ltd., Class A	1,427,022	8,431,439
	Grange Resources Ltd.	4,482,364	938,047
	GWA Group Ltd.	1,391,616	2,421,365
	Hansen Technologies Ltd.	1,209,732	3,561,397
	Harvey Norman Holdings Ltd.	642,326	2,017,300
*	Healius Ltd.	4,269,945	4,224,410
	Helia Group Ltd.	2,432,299	6,356,483
#	Helloworld Travel Ltd.	51,370	80,843
# *	Highfield Resources Ltd.	535,052	111,672
# *	Hillgrove Resources Ltd.	937,758	36,962
	Horizon Oil Ltd.	3,251,557	404,344
*	Hot Chili Ltd.	169,686	97,330
	HUB24 Ltd.	497,453	16,201,550
#	Humm Group Ltd.	2,721,990	794,306
#	IDP Education Ltd.	1,345,460	13,213,318
	Iluka Resources Ltd.	2,464,799	9,805,868
	Imdex Ltd.	3,239,987	4,867,902
# *	Immutep Ltd. (IMM AU)	4,611,659	1,044,418
# *	Immutep Ltd. (IMMP US), Sponsored ADR	7,245	15,649
# *	ImpediMed Ltd.	267,755	10,913
# *	Imugene Ltd.	4,503,837	156,392
	Incitec Pivot Ltd.	1,219,407	2,354,171

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Infomedia Ltd.	2,140,530	$2,356,056
	Inghams Group Ltd.	2,688,993	6,629,154
#	Insignia Financial Ltd.	3,820,547	6,921,996
#	Integral Diagnostics Ltd.	1,280,521	2,074,314
*	Integrated Research Ltd.	60,006	34,418
*	Investigator Resources Ltd.	278,908	8,666
*	Invictus Energy Ltd.	525,574	30,911
# *	ioneer Ltd.	9,028,402	803,510
#	IPD Group Ltd.	151,814	478,665
	IPH Ltd.	1,731,866	6,951,107
*	IRESS Ltd.	1,012,479	7,070,583
	IVE Group Ltd.	740,279	1,086,864
	Johns Lyng Group Ltd.	1,395,916	5,453,562
*	Judo Capital Holdings Ltd.	2,049,928	1,860,884
	Jumbo Interactive Ltd.	208,843	2,234,682
	Jupiter Mines Ltd.	5,486,132	882,631
*	Karoon Energy Ltd.	5,322,428	6,454,295
	Kelly Partners Group Holdings Ltd.	3,572	19,829
#	Kelsian Group Ltd.	1,077,349	3,705,548
#	Kogan.com Ltd.	552,340	1,634,238
# *	Lark Distilling Co. Ltd.	53,414	33,072
	Lendlease Corp. Ltd.	4,066,922	16,787,657
# * ††	Leo Lithium Ltd.	726,998	42,788
*	Lepidico Ltd.	2,895,993	3,791
	Liberty Financial Group Ltd.	4,470	10,743
#	Lifestyle Communities Ltd.	688,225	4,068,142
#	Lindsay Australia Ltd.	627,070	377,871
	Lovisa Holdings Ltd.	424,118	9,726,416
	Lycopodium Ltd.	101,271	940,484
#	MA Financial Group Ltd.	617,549	1,823,506
#	Maas Group Holdings Ltd.	188,059	541,915
# *	Mach7 Technologies Ltd.	42,643	18,131
	Macmahon Holdings Ltd.	6,880,892	1,256,027
*	Macquarie Technology Group Ltd.	63,846	3,928,535
#	Mader Group Ltd.	101,553	416,105
	Magellan Financial Group Ltd.	1,215,732	8,162,203
* ††	Mallee Resources Ltd.	49,485	0
	Maxiparts Ltd.	103,802	135,575
*	Mayne Pharma Group Ltd.	435,531	1,238,831
	McMillan Shakespeare Ltd.	337,103	3,955,821
	McPherson's Ltd.	653,702	187,665
*	Megaport Ltd.	993,567	7,192,857
# *	Melbana Energy Ltd.	1,489,820	23,420
# *	Mesoblast Ltd. (MSB AU)	3,561,708	2,392,595
# *	Metals X Ltd.	3,509,864	1,020,004
	Metcash Ltd.	5,966,502	14,292,602
*	Metro Mining Ltd.	1,701,149	52,038
	Michael Hill International Ltd. (MHJ AU)	32,450	12,101
	Michael Hill International Ltd. (MHJ NZ)	1,168,493	438,098
# *	Micro-X Ltd.	261,656	13,221
	Monadelphous Group Ltd.	628,283	5,342,527
	Monash IVF Group Ltd.	2,221,573	1,966,136
*	Morning Star Gold NL	332,749	0
*	Mount Gibson Iron Ltd.	4,066,033	946,513
	Myer Holdings Ltd.	3,745,671	2,044,153
	MyState Ltd.	728,837	1,890,426
# *	Nanosonics Ltd.	1,591,073	3,291,284
	Navigator Global Investments Ltd.	1,755,046	2,164,756
# *	Neometals Ltd.	1,640,466	79,619

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Netwealth Group Ltd.	594,222	$9,235,846
#	New Hope Corp. Ltd.	3,351,046	10,687,117
# *	New World Resources Ltd.	2,751,437	34,216
	nib holdings Ltd.	2,918,641	14,370,645
	Nick Scali Ltd.	450,957	4,647,082
	Nickel Industries Ltd.	10,582,609	5,931,509
	Nine Entertainment Co. Holdings Ltd.	8,810,892	8,391,006
# *	Novonix Ltd.	1,098,177	539,227
	NRW Holdings Ltd.	3,217,572	7,046,905
	Nufarm Ltd.	2,403,695	7,328,215
*	Nuix Ltd.	779,737	1,767,565
	Objective Corp. Ltd.	118,057	957,754
*	OFX Group Ltd.	1,591,399	2,400,479
*	OM Holdings Ltd.	676,887	190,564
# *	Omni Bridgeway Ltd.	1,596,158	1,055,328
	oOh!media Ltd.	2,618,980	2,487,662
*	Opthea Ltd.	111,493	31,507
	Orora Ltd.	8,335,924	11,153,842
#	Pacific Current Group Ltd.	333,540	2,356,979
#	Pacific Smiles Group Ltd.	272,678	337,681
# *	Paladin Energy Ltd.	751,571	5,638,058
# * ††	Panoramic Resources Ltd.	10,367,820	88,140
# *	Pantoro Ltd.	12,118,469	681,000
# *	Paradigm Biopharmaceuticals Ltd.	59,638	9,609
	Paragon Care Ltd.	1,202,413	353,846
	Peet Ltd.	1,379,292	1,176,925
# *	Peninsula Energy Ltd.	8,727,674	606,229
#	PeopleIN Ltd.	239,224	141,905
	Pepper Money Ltd.	283,840	267,970
	Perenti Ltd.	5,423,921	3,734,101
	Perpetual Ltd.	612,554	8,897,915
	Perseus Mining Ltd.	8,239,057	13,727,796
#	Peter Warren Automotive Holdings Ltd.	348,798	431,154
*	PEXA Group Ltd.	802,790	7,284,820
	Pinnacle Investment Management Group Ltd.	475,501	5,133,469
	Platinum Asset Management Ltd.	2,637,466	1,846,293
*	Playside Studios Ltd.	410,333	201,797
#	PointsBet Holdings Ltd.	616,994	204,241
*	PPK Mining Equipment Group Pty. Ltd.	22,761	0
# *	Praemium Ltd.	2,887,802	907,348
*	Predictive Discovery Ltd.	2,250,782	265,591
	Premier Investments Ltd.	492,128	10,700,225
#	Propel Funeral Partners Ltd.	262,510	1,031,052
# * ††	Province Resources Ltd.	889,179	4,652
	PSC Insurance Group Ltd.	1,030,380	4,099,855
	PWR Holdings Ltd.	585,144	4,549,627
	QANTM Intellectual Property Ltd.	112,211	133,268
	Ramelius Resources Ltd.	6,806,795	8,686,638
# *	ReadyTech Holdings Ltd.	271,579	594,727
*	Red 5 Ltd.	40,729,664	10,446,577
	Regal Partners Ltd.	40,660	98,220
#	Regis Healthcare Ltd.	946,558	2,594,656
*	Regis Resources Ltd.	4,953,557	5,465,560
	Reject Shop Ltd.	187,653	403,214
	Reliance Worldwide Corp. Ltd.	4,851,575	16,353,781
#	Resimac Group Ltd.	124,613	70,837
*	Resolute Mining Ltd.	14,156,749	6,081,323
# *	Retail Food Group Ltd.	13,948,578	680,021
*	Rex Minerals Ltd.	1,661,163	483,454

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Ridley Corp. Ltd.	1,892,845	$2,747,447
*	RPMGlobal Holdings Ltd.	1,333,103	2,402,990
*	Sandfire Resources Ltd.	2,980,077	17,021,088
# *	Select Harvests Ltd.	789,268	2,223,340
#	Servcorp Ltd.	304,104	869,430
	Service Stream Ltd.	3,766,654	3,455,170
# *	Seven West Media Ltd.	5,367,384	633,948
#	SG Fleet Group Ltd.	649,064	1,350,233
	Shaver Shop Group Ltd.	568,779	453,771
# *	Sheffield Resources Ltd.	249,376	48,913
	Shine Justice Ltd.	59,739	27,744
	Shriro Holdings Ltd.	24,206	11,094
	Sigma Healthcare Ltd.	10,130,069	8,631,031
# *	Silver Mines Ltd.	4,378,799	447,450
	Sims Ltd. (SGM AU)	1,085,888	7,249,877
	SmartGroup Corp. Ltd.	880,601	4,983,538
#	Solvar Ltd.	1,158,197	839,523
	Southern Cross Electrical Engineering Ltd.	1,069,726	1,243,195
#	Southern Cross Media Group Ltd.	1,566,295	681,672
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	2,032,408	1,254,524
# *	St Barbara Ltd.	6,471,310	964,508
	Stanmore Resources Ltd.	1,411,414	3,436,748
# *	Star Entertainment Group Ltd.	12,793,618	4,889,726
	Step One Clothing Ltd.	2,836	2,988
* ††	Strandline Resources Ltd.	2,534,832	29,838
*	Strickland Metals Ltd.	113,940	7,194
# *	Strike Energy Ltd.	5,620,738	734,846
# ††	Sunland Group Ltd.	644,302	23,174
	Super Retail Group Ltd.	1,096,254	11,484,033
*	Superloop Ltd.	2,648,364	2,639,983
# *	Syrah Resources Ltd.	4,499,306	767,340
	Tabcorp Holdings Ltd.	15,782,493	6,677,868
	Technology One Ltd.	615,969	8,320,794
*	Telix Pharmaceuticals Ltd.	284,974	3,577,557
*	Temple & Webster Group Ltd.	660,205	4,226,809
* ††	Ten Sixty Four Ltd.	1,044,721	75,151
#	Terracom Ltd.	2,757,084	353,171
	Tribune Resources Ltd.	14,725	38,073
*	Tuas Ltd.	602,377	1,773,439
# *	Tyro Payments Ltd.	3,363,996	2,140,908
#	Universal Store Holdings Ltd.	19,109	72,579
	Ventia Services Group Pty. Ltd.	4,810,280	13,849,027
Ω	Viva Energy Group Ltd.	4,723,183	10,075,264
*	Viva Leisure Ltd.	84,215	74,422
# *	Vulcan Energy Resources Ltd.	76,760	230,118
*	Wagners Holding Co. Ltd.	137,096	84,489
* ††	Walkabout Resources Ltd.	1,129,282	77,766
*	Webjet Ltd.	2,437,929	14,261,772
*	West African Resources Ltd.	6,483,504	6,373,263
#	Westgold Resources Ltd.	3,225,997	5,542,431
*	Xanadu Mines Ltd.	452,612	16,893
	XRF Scientific Ltd.	129,617	126,916
# *	Zip Co. Ltd.	5,984,560	7,561,750
TOTAL AUSTRALIA			993,202,383
CHINA — (0.0%)
*	Neo-Neon Holdings Ltd.	2,061,500	106,037

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	SIIC Environment Holdings Ltd. (SIIC SP)	2,640,320	$342,308
TOTAL CHINA			448,345
HONG KONG — (16.1%)
*	Aceso Life Science Group Ltd.	7,436,400	112,075
*	Acme International Holdings Ltd.	50,000	12,702
	Aeon Credit Service Asia Co. Ltd.	762,248	555,981
*	Allied Group Ltd.	5,696,000	1,073,100
	Analogue Holdings Ltd.	842,000	109,723
	APAC Resources Ltd.	4,147,284	530,334
# *	Apollo Future Mobility Group Ltd.	583,599	49,300
	Asia Financial Holdings Ltd.	1,626,908	745,339
*	Asia Standard International Group Ltd.	10,846,917	539,299
	ASMPT Ltd.	952,800	9,962,054
	Associated International Hotels Ltd.	874,000	572,724
	Bank of East Asia Ltd.	3,649,177	4,602,655
	Best Mart 360 Holdings Ltd.	984,000	217,774
*	Blue River Holdings Ltd.	130,000	1,963
*	BOCOM International Holdings Co. Ltd.	2,371,000	72,535
	Bright Smart Securities & Commodities Group Ltd.	2,068,000	503,282
	Build King Holdings Ltd.	630,000	78,969
#	Cafe de Coral Holdings Ltd.	2,510,000	2,585,630
*	Century City International Holdings Ltd.	5,455,460	111,435
	Chen Hsong Holdings	1,296,000	238,161
	Cheuk Nang Holdings Ltd.	771,714	177,000
	Chevalier International Holdings Ltd.	812,989	440,475
*	Chi Kan Holdings Ltd.	64,000	19,895
*	China Best Group Holding Ltd.	111,594	1,490
*	China Energy Development Holdings Ltd.	47,476,000	485,944
	China Motor Bus Co. Ltd.	80,000	535,608
# *	China Star Entertainment Ltd.	10,110,000	650,357
*	Chinese Estates Holdings Ltd.	2,626,500	426,036
	Chinney Investments Ltd.	576,000	50,502
#	Chow Sang Sang Holdings International Ltd.	2,058,000	1,747,997
*	Chuang's China Investments Ltd.	6,271,407	85,340
*	Chuang's Consortium International Ltd.	7,519,043	351,773
	CITIC Telecom International Holdings Ltd.	11,401,125	3,038,066
# *	CK Life Sciences International Holdings, Inc.	16,066,000	698,933
# *	C-Mer Medical Holdings Ltd.	2,716,000	910,114
	CN Logistics International Holdings Ltd.	33,000	15,496
*	CNT Group Ltd.	7,979,264	285,946
	Convenience Retail Asia Ltd.	1,026,000	73,517
# ††	Convoy, Inc.	32,922,000	131,893
# *	Cowell e Holdings, Inc.	1,254,000	3,439,584
Ω	Crystal International Group Ltd.	492,500	215,944
*	CSC Holdings Ltd.	83,051,250	255,962
	CSI Properties Ltd.	47,316,383	461,339
* ††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	2,842,716	2,251,136
	Dah Sing Financial Holdings Ltd.	1,017,344	2,661,477
	Dickson Concepts International Ltd.	1,232,000	839,951
	Dream International Ltd.	38,000	21,530
	Dynamic Holdings Ltd.	218,000	206,302
	Eagle Nice International Holdings Ltd.	1,272,000	747,390
#	EC Healthcare	2,072,097	278,345
††	EcoGreen International Group Ltd.	1,994,640	90,964
	Emperor International Holdings Ltd.	10,584,753	486,800
	Emperor Watch & Jewellery Ltd.	17,830,000	355,906
*	Energy International Investments Holdings Ltd.	948,000	54,061

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	ENM Holdings Ltd.	12,820,000	$496,079
*	Esprit Holdings Ltd.	10,905,325	147,460
Ω	ESR Group Ltd.	1,039,600	1,571,702
*	Eternity Investment Ltd.	360,000	3,385
	EuroEyes International Eye Clinic Ltd.	331,000	208,620
	Fairwood Holdings Ltd.	577,600	537,585
#	Far East Consortium International Ltd.	8,976,629	1,287,049
	First Pacific Co. Ltd.	12,142,000	5,404,169
# * Ω	FIT Hon Teng Ltd.	5,516,000	1,906,011
# * Ω	Fosun Tourism Group	341,800	165,165
	Four Seas Mercantile Holdings Ltd.	610,000	196,323
# * Ω	Frontage Holdings Corp.	2,300,000	221,145
	FSE Lifestyle Services Ltd.	469,000	328,227
	Get Nice Financial Group Ltd.	2,438,600	210,390
#	Giordano International Ltd.	6,066,000	1,226,610
	Glorious Sun Enterprises Ltd.	3,220,000	408,134
††	Gold Fin Holdings	9,580,000	0
*	Gold Peak Technology Group Ltd.	3,029,642	206,702
	Golden Resources Development International Ltd.	4,216,500	223,423
*	GR Life Style Company Ltd.	2,224,000	124,456
	Great Eagle Holdings Ltd.	1,176,472	1,606,192
*	Greentech Technology International Ltd.	2,594,000	131,237
	G-Resources Group Ltd.	2,142,810	644,189
	Guoco Group Ltd.	11,000	91,492
	Guotai Junan International Holdings Ltd.	14,745,797	1,261,684
	Hang Lung Group Ltd.	3,426,000	3,754,457
	Hang Lung Properties Ltd.	4,200,000	3,079,832
	Hanison Construction Holdings Ltd.	2,713,649	149,378
# *	Hao Tian International Construction Investment Group Ltd.	856,000	101,009
*	Harbour Centre Development Ltd.	928,500	613,020
	HKBN Ltd.	4,407,000	1,395,909
	HKR International Ltd.	5,730,169	865,168
	Hon Kwok Land Investment Co. Ltd.	388,800	62,934
# *	Hong Kong ChaoShang Group Ltd.	1,320,000	123,473
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	546,165
*	Hong Kong Technology Venture Co. Ltd.	2,118,000	482,924
	Hongkong & Shanghai Hotels Ltd.	3,070,989	2,088,979
	Hongkong Chinese Ltd.	4,526,000	143,982
Ω	Honma Golf Ltd.	1,123,000	480,745
	Hung Hing Printing Group Ltd.	2,940,000	402,409
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,084,000	1,045,080
	Hysan Development Co. Ltd.	2,966,000	4,061,909
*	IGG, Inc.	3,293,000	1,192,138
Ω	Impro Precision Industries Ltd.	454,000	117,107
	International Housewares Retail Co. Ltd.	1,915,000	316,060
*	IPE Group Ltd.	3,145,000	193,261
*	ITC Properties Group Ltd.	3,558,292	199,271
	Jacobson Pharma Corp. Ltd.	3,580,000	274,862
	Johnson Electric Holdings Ltd.	1,959,668	2,709,427
	K Wah International Holdings Ltd.	1,959,000	438,396
*	Kader Holdings Co. Ltd.	14,000	538
	Karrie International Holdings Ltd.	2,788,000	282,508
	Keck Seng Investments Hong Kong Ltd.	856,600	247,230
	Kerry Logistics Network Ltd.	2,896,000	2,533,465
	Kerry Properties Ltd.	3,089,000	5,262,520
	Kingmaker Footwear Holdings Ltd.	1,878,955	175,878
	Kowloon Development Co. Ltd.	2,793,294	1,569,204
	KRP Development Holdings Ltd.	433,000	34,332
*	Kwoon Chung Bus Holdings Ltd.	44,000	9,082

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Lai Sun Development Co. Ltd.	2,556,894	$215,926
*	Lai Sun Garment International Ltd.	1,497,442	127,686
	Lam Soon Hong Kong Ltd.	326,310	328,729
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	289,238
*	Lippo China Resources Ltd.	46,200	4,044
*	Lippo Ltd.	324,700	34,062
	Liu Chong Hing Investment Ltd.	1,247,200	708,209
	L'Occitane International SA	759,750	3,289,103
	Luk Fook Holdings International Ltd.	1,916,000	3,768,374
*	Magnificent Hotel Investment Ltd.	1,998,000	18,947
#	Man Wah Holdings Ltd.	6,547,200	3,861,547
	Matrix Holdings Ltd.	1,067,414	178,326
# *	MECOM Power & Construction Ltd.	9,701,999	186,372
	Melbourne Enterprises Ltd.	39,500	325,807
*	Melco International Development Ltd.	174,000	102,140
* ††	MH Development NPV	1,125,499	0
*	Midland Holdings Ltd.	2,335,987	226,423
	Miramar Hotel & Investment	1,170,000	1,399,299
	Modern Dental Group Ltd.	2,093,000	1,147,299
# *	Mongolian Mining Corp.	1,548,000	1,652,019
*	NagaCorp Ltd.	5,503,359	2,652,114
	Nameson Holdings Ltd.	5,936,000	504,381
	Nanyang Holdings Ltd.	133,500	433,604
	National Electronics Holdings	2,594,600	193,790
* ††	National United Resources Holdings Ltd.	1,828,000	9,257
#	New World Development Co. Ltd.	5,382,000	5,017,342
* ††	NewOcean Energy Holdings Ltd.	7,246,000	0
	Nissin Foods Co. Ltd.	1,190,000	693,625
	NWS Holdings Ltd.	5,056,000	4,528,229
	Oriental Watch Holdings	1,896,536	812,814
*	Oshidori International Holdings Ltd.	18,287,400	273,942
	Pacific Basin Shipping Ltd.	28,012,000	8,410,803
	Pacific Textiles Holdings Ltd.	4,817,000	1,036,341
*	Paliburg Holdings Ltd.	3,180,830	321,704
*	Paradise Entertainment Ltd.	320,000	34,706
	PAX Global Technology Ltd.	340,000	190,771
	PC Partner Group Ltd.	1,178,000	635,065
	PCCW Ltd.	18,679,545	9,684,881
# * ††	Peace Mark Holdings Ltd.	2,479,870	0
	Pentamaster International Ltd.	1,550,000	127,000
	Perfect Medical Health Management Ltd.	2,203,000	713,365
	Pico Far East Holdings Ltd.	4,002,000	881,074
	Playmates Holdings Ltd.	7,082,000	503,100
	Plover Bay Technologies Ltd.	1,712,000	917,503
	Pokfulam Development Co. Ltd.	10,000	6,584
*	PT International Development Co. Ltd.	10,573,725	47,324
*	Public Financial Holdings Ltd.	2,240,000	315,953
* ††	Pyxis Group Ltd.	1,936,000	0
# *	Realord Group Holdings Ltd.	290,000	198,575
*	Regal Hotels International Holdings Ltd.	2,661,800	972,743
# Ω	Regina Miracle International Holdings Ltd.	1,961,000	541,861
*	Sa Sa International Holdings Ltd.	978,000	91,291
	Safety Godown Co. Ltd.	1,200,000	300,488
Ω	Samsonite International SA	4,615,200	13,309,060
	SAS Dragon Holdings Ltd.	2,158,000	1,049,382
#	SEA Holdings Ltd.	1,657,523	321,771
# *	Shandong Hi-Speed Holdings Group Ltd.	43,000	31,503
	Shangri-La Asia Ltd.	4,562,000	3,198,408
*	Shun Ho Property Investments Ltd.	1,084,757	102,783

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Shun Tak Holdings Ltd.	6,391,419	$631,013
	Singamas Container Holdings Ltd.	8,630,000	830,028
# *	SJM Holdings Ltd.	8,585,750	2,767,437
	SmarTone Telecommunications Holdings Ltd.	1,749,981	839,670
# *	Solomon Systech International Ltd.	8,926,000	325,989
	Soundwill Holdings Ltd.	424,286	303,983
*	South China Holdings Co. Ltd.	17,774,503	95,642
	Stella International Holdings Ltd.	2,739,000	4,565,425
	Sun Hung Kai & Co. Ltd.	2,926,327	1,007,381
	SUNeVision Holdings Ltd.	3,024,000	1,063,102
	TAI Cheung Holdings Ltd.	1,855,000	748,013
	Tai Hing Group Holdings Ltd.	221,000	22,342
	Tai Sang Land Development Ltd.	798,910	221,299
	Tan Chong International Ltd.	1,176,000	200,098
	Tao Heung Holdings Ltd.	1,396,000	121,607
# *	Television Broadcasts Ltd.	1,566,000	633,050
*	Texhong International Group Ltd.	405,000	207,155
	Texwinca Holdings Ltd.	3,816,000	458,971
	Theme International Holdings Ltd.	8,680,000	500,593
	Tian Teck Land Ltd.	1,024,000	261,871
*	Tongda Group Holdings Ltd.	640,000	6,550
	Town Health International Medical Group Ltd.	7,030,115	242,601
	Tradelink Electronic Commerce Ltd.	3,178,000	358,105
	Transport International Holdings Ltd.	1,460,131	1,724,147
	Tycoon Group Holdings Ltd.	84,000	41,002
	United Laboratories International Holdings Ltd.	5,272,000	6,056,329
*	Universal Technologies Holdings Ltd.	1,730,000	32,769
* ††	Untrade.Genting Hk	5,824,000	0
#	Value Partners Group Ltd.	5,211,000	1,034,706
	Vedan International Holdings Ltd.	3,576,000	263,683
	Vesync Co. Ltd.	82,000	43,602
#	Vitasoy International Holdings Ltd.	3,645,000	2,614,981
	Viva Goods Company Ltd.	440,000	32,648
# *	Vobile Group Ltd.	1,855,000	310,809
# * Ω	VPower Group International Holdings Ltd.	2,510,397	86,299
	VSTECS Holdings Ltd.	4,817,600	2,649,910
	VTech Holdings Ltd.	914,000	6,013,269
*	Wai Kee Holdings Ltd.	4,036,738	383,150
	Wang On Group Ltd.	41,740,000	143,830
*	Wealthink AI-Innovation Capital Ltd.	7,296,000	93,052
	Wing On Co. International Ltd.	530,000	810,216
	Wing Tai Properties Ltd.	2,127,331	558,009
	Wynn Macau Ltd.	324,800	239,928
	Xinyi Glass Holdings Ltd.	2,652,000	2,801,463
*	YT Realty Group Ltd.	1,968,124	65,570
	YTO International Express & Supply Chain Technology Ltd.	586,000	107,184
	Yue Yuen Industrial Holdings Ltd.	3,720,000	6,072,619
*	Yunfeng Financial Group Ltd.	612,000	68,502
* ††	Zensun Enterprises Ltd.	190,000	6,031
*	Zhaobangji Lifestyle Holdings Ltd.	2,104,000	34,163
TOTAL HONG KONG			224,354,672
NEW ZEALAND — (2.7%)
	AFT Pharmaceuticals Ltd.	34,226	62,509
#	Air New Zealand Ltd.	6,496,132	2,240,876
	Arvida Group Ltd.	1,752,407	1,693,465
	Briscoe Group Ltd.	34,115	89,276
	Channel Infrastructure NZ Ltd.	971,632	854,658
	Chorus Ltd. (CNU NZ)	259,283	1,219,866

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Colonial Motor Co. Ltd.	97,515	$403,204
	Comvita Ltd.	50,282	32,909
	Delegat Group Ltd.	6,400	19,308
*	Eroad Ltd.	39,322	30,557
	Fletcher Building Ltd. (FBU NZ)	609,000	1,135,060
#	Freightways Group Ltd.	637,113	3,451,825
	Genesis Energy Ltd.	220,217	290,586
*	Gentrack Group Ltd.	82,676	517,511
#	Hallenstein Glasson Holdings Ltd.	179,339	632,260
#	Heartland Group Holdings Ltd.	3,252,343	2,065,996
	Investore Property Ltd.	867,624	599,768
	KMD Brands Ltd.	2,937,406	778,796
#	Manawa Energy Ltd.	263,568	675,180
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	369,896
#	Napier Port Holdings Ltd.	46,155	66,454
#	NZME Ltd. (NZM AU)	690,501	431,919
#	NZX Ltd.	1,160,819	811,320
# *	Oceania Healthcare Ltd.	2,408,860	1,118,344
# *	Pacific Edge Ltd.	1,413,438	75,719
#	PGG Wrightson Ltd.	124,704	146,477
	Rakon Ltd.	187,210	100,319
# *	Restaurant Brands New Zealand Ltd.	124,034	225,590
* ††	RPNZ Ltd.	274,180	0
#	Sanford Ltd.	210,684	520,363
	Scales Corp. Ltd.	452,304	950,128
#	Scott Technology Ltd.	55,068	81,166
*	Serko Ltd.	184,593	396,630
	Skellerup Holdings Ltd.	725,181	1,923,389
	SKY Network Television Ltd.	613,309	926,965
	SKYCITY Entertainment Group Ltd.	3,246,548	3,008,992
#	Steel & Tube Holdings Ltd.	473,805	285,383
	Summerset Group Holdings Ltd.	910,390	6,075,971
*	Synlait Milk Ltd.	10,635	1,841
#	Tourism Holdings Ltd.	560,726	736,665
	TOWER Ltd.	1,159,671	773,796
#	Turners Automotive Group Ltd.	120,317	315,513
# *	Vista Group International Ltd.	663,104	952,162
	Vulcan Steel Ltd.	49,181	201,233
#	Warehouse Group Ltd.	373,457	313,428
TOTAL NEW ZEALAND			37,603,273
SINGAPORE — (9.1%)
* ††	Abterra Ltd.	230,320	0
# *	AEM Holdings Ltd.	911,374	1,149,816
*	Avarga Ltd.	1,817,100	262,107
	Aztech Global Ltd.	684,000	548,912
	Banyan Tree Holdings Ltd.	933,200	269,709
* ††	Best World International Ltd.	526,283	988,676
	Bonvests Holdings Ltd.	950,000	681,731
	Boustead Singapore Ltd.	1,398,282	1,046,810
	BRC Asia Ltd.	26,900	46,314
#	Bukit Sembawang Estates Ltd.	887,303	2,244,570
	Bund Center Investment Ltd.	659,825	184,715
	Capitaland India Trust	4,638,921	3,788,937
	Centurion Corp. Ltd.	1,413,400	671,304
#	China Aviation Oil Singapore Corp. Ltd.	1,137,399	754,048
	China Sunsine Chemical Holdings Ltd.	1,889,600	543,347
	Chuan Hup Holdings Ltd.	2,556,000	320,992
	Civmec Ltd.	162,700	118,729

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	ComfortDelGro Corp. Ltd.	9,775,900	$10,256,050
# *	COSCO Shipping International Singapore Co. Ltd.	4,993,600	553,282
# *	Creative Technology Ltd.	285,050	269,371
	CSE Global Ltd.	2,662,046	947,425
# *	Del Monte Pacific Ltd.	2,336,864	144,728
#	Delfi Ltd.	1,129,400	709,823
	DFI Retail Group Holdings Ltd.	303,600	530,974
	Dyna-Mac Holdings Ltd.	1,591,100	679,322
# * ††	Ezion Holdings Ltd.	9,845,878	0
# * ††	Ezra Holdings Ltd.	6,762,986	0
	Far East Orchard Ltd.	994,895	743,754
	First Resources Ltd.	2,390,500	2,651,676
#	First Sponsor Group Ltd.	484,727	391,472
	Food Empire Holdings Ltd.	1,257,100	950,915
	Fraser & Neave Ltd.	328,300	292,408
	Frasers Property Ltd.	13,400	8,204
#	Frencken Group Ltd.	1,367,200	1,339,361
*	Fu Yu Corp. Ltd.	3,228,500	300,262
*	Gallant Venture Ltd.	5,386,600	451,254
#	Geo Energy Resources Ltd.	2,301,900	499,349
	Golden Agri-Resources Ltd.	30,691,400	6,307,385
	GP Industries Ltd.	181,509	68,100
	Grand Venture Technology Ltd.	34,200	14,631
	GuocoLand Ltd.	1,178,614	1,305,973
	Haw Par Corp. Ltd.	435,400	3,399,624
	Hiap Hoe Ltd.	498,000	225,891
	Ho Bee Land Ltd.	689,000	959,921
	Hong Fok Corp. Ltd.	2,020,494	1,225,163
	Hong Leong Asia Ltd.	752,200	401,983
	Hong Leong Finance Ltd.	1,039,500	1,888,766
#	Hotel Grand Central Ltd.	1,285,554	707,375
#	Hour Glass Ltd.	786,932	930,684
	HRnetgroup Ltd.	432,900	220,214
	Hutchison Port Holdings Trust	21,353,000	2,606,454
# * ††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	662,700	3,718,734
	Indofood Agri Resources Ltd.	2,701,700	595,732
	InnoTek Ltd.	336,600	136,454
#	ISDN Holdings Ltd.	555,296	122,594
*	Japfa Ltd.	1,961,310	484,083
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	19,027,987	6,848,595
#	KSH Holdings Ltd.	1,278,300	189,873
	Low Keng Huat Singapore Ltd.	949,800	210,079
#	Mandarin Oriental International Ltd.	1,260,800	2,080,599
#	Marco Polo Marine Ltd.	9,307,300	404,704
# *	Mermaid Maritime PCL	442,400	56,938
	Metro Holdings Ltd.	1,993,292	731,197
	Mewah International, Inc.	89,000	18,234
	Micro-Mechanics Holdings Ltd.	131,000	155,346
# * ††	Midas Holdings Ltd.	8,576,553	0
*	mm2 Asia Ltd.	2,979,000	37,998
#	Nanofilm Technologies International Ltd.	884,300	564,998
	Netlink NBN Trust	4,847,900	3,084,660
	NSL Ltd.	409,900	222,490
*	Oceanus Group Ltd.	4,959,300	33,079
	Olam Group Ltd.	434,800	377,040
	OUE Ltd.	1,278,500	997,066
# *	Oxley Holdings Ltd.	5,844,141	354,194

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Pacific Century Regional Developments Ltd.	179,000	$40,873
	Pan-United Corp. Ltd.	1,073,650	429,303
	Propnex Ltd.	653,700	403,637
	PSC Corp. Ltd.	1,339,819	335,772
	Q&M Dental Group Singapore Ltd.	1,136,160	238,121
	QAF Ltd.	1,149,780	701,322
*	Raffles Education Ltd.	1,417,323	49,917
	Raffles Medical Group Ltd.	3,748,632	2,635,257
# *	Rex International Holding Ltd.	1,408,400	109,262
	Riverstone Holdings Ltd.	1,708,600	1,220,548
	Samudera Shipping Line Ltd.	132,000	81,650
#	SATS Ltd.	2,505,567	6,159,489
	SBS Transit Ltd.	498,400	926,044
	Sheng Siong Group Ltd.	3,654,500	4,209,031
	SHS Holdings Ltd.	1,046,400	93,290
	SIA Engineering Co. Ltd.	1,259,300	2,158,459
#	Silverlake Axis Ltd.	1,078,900	234,042
#	Sinarmas Land Ltd.	6,743,100	819,836
#	Sing Holdings Ltd.	1,470,400	368,618
	Sing Investments & Finance Ltd.	526,012	392,548
	Singapore Land Group Ltd.	140,969	186,858
	Singapore Post Ltd.	6,662,000	2,196,337
	Singapore Shipping Corp. Ltd.	1,642,504	300,991
	Stamford Land Corp. Ltd.	3,086,318	878,625
	StarHub Ltd.	3,239,900	3,078,365
	Straco Corp. Ltd.	130,000	45,146
#	Straits Trading Co. Ltd.	516,874	530,302
* ††	Swiber Holdings Ltd.	2,895,250	0
#	Swiber Holdings Ltd. (SWIB SP)	2,894,600	0
#	Thomson Medical Group Ltd.	4,131,300	154,534
	Tiong Woon Corp. Holding Ltd.	26,600	9,869
	Tuan Sing Holdings Ltd.	2,194,126	369,571
	UMS Holdings Ltd.	2,687,268	2,258,624
	United Overseas Insurance Ltd.	18,450	100,603
	UOB-Kay Hian Holdings Ltd.	2,607,895	2,688,377
	Valuetronics Holdings Ltd.	1,336,750	645,098
	Venture Corp. Ltd.	1,041,500	11,790,166
	Vicom Ltd.	471,000	486,504
	Wee Hur Holdings Ltd.	1,837,700	317,558
#	Wing Tai Holdings Ltd.	1,768,867	1,800,285
#	Yeo Hiap Seng Ltd.	228,759	92,388
TOTAL SINGAPORE			126,564,418
UNITED STATES — (0.6%)
*	Alcoa Corp.	262,559	8,472,033
TOTAL COMMON STOCKS			1,390,645,124
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	AMA Group Ltd. Rights 08/06/2024	13,012,078	0
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	429,204	8,701
*	Australian Strategic Materials Ltd. Warrants 10/31/2027	41,530	2,064
*	Black Cat Syndicate Ltd. Warrants 11/14/2025	4,879	638
*	Galan Lithium Ltd. Warrants 03/20/2029	191,273	6,567
*	Galan Lithium Ltd. Warrants 07/24/2025	130,619	0
*	Hastings Technology Metals Ltd. Warrants 05/01/2026	7,529	431
*	Imugene Ltd. Warrants 08/31/2026	214,096	4,060
*	Opthea Ltd. Warrants 06/30/2026	20,935	1,643

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»

AUSTRALIA — (Continued)
*	Panoramic Resources Ltd. Warrants 09/16/2024	1,671,670	$0
*	Paradigm Biopharmaceuticals Ltd. Warrants 11/30/2024	8,908	76
*	Rex Minerals Ltd. Warrants 08/09/2024	40,320	11,733
* ††	Wiluna Mining Corp. Ltd. Warrants 04/15/2025	248,265	6,169
TOTAL AUSTRALIA			42,082
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	4,459,201	0
TOTAL RIGHTS/WARRANTS			42,082
TOTAL INVESTMENT SECURITIES (Cost $1,484,189,870)			1,390,687,206

			Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@ §	The DFA Short Term Investment Fund	640,859	7,412,813
TOTAL INVESTMENTS — (100.0%)
(Cost $1,491,603,009)^^			$1,398,100,019

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$15,649	$992,779,090	$407,644	$993,202,383
China	—	448,345	—	448,345
Hong Kong	—	224,116,527	238,145	224,354,672
New Zealand	—	37,603,273	—	37,603,273
Singapore	154,534	125,421,208	988,676	126,564,418
United States	—	8,472,033	—	8,472,033
Rights/Warrants
Australia	1,643	34,270	6,169	42,082
Securities Lending Collateral	—	7,412,813	—	7,412,813
Total Investments in Securities	$171,826	$1,396,287,559	$1,640,634˂˃	$1,398,100,019

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (5.3%)
	4imprint Group PLC	170,419	$13,307,092
Ω	Airtel Africa PLC	3,014,548	4,419,724
#	Ascential PLC	1,396,523	10,286,070
	Bloomsbury Publishing PLC	440,686	4,203,904
	Centaur Media PLC	254,249	106,319
	Future PLC	321,550	4,627,873
	Gamma Communications PLC	309,811	5,921,175
*	Helios Towers PLC	2,506,605	4,063,946
	ITV PLC	18,733,766	19,273,230
	M&C Saatchi PLC	4,260	11,826
	MONY Group PLC	3,733,022	11,395,594
	Next 15 Group PLC	233,903	2,571,807
*	Nexxen International Ltd. (NEXN LN)	169,671	590,356
*	Nexxen International Ltd. (NEXN US), ADR	2,906	19,993
	Reach PLC	1,803,974	2,458,164
	Rightmove PLC	1,737,753	12,911,245
*	S4 Capital PLC	542,896	373,057
	STV Group PLC	4,918	17,530
	Team Internet Group PLC	400,192	1,025,564
TOTAL COMMUNICATION SERVICES			97,584,469
CONSUMER DISCRETIONARY — (21.2%)
*	AO World PLC	341,104	512,025
# *	ASOS PLC	68,338	317,983
* Ω	Aston Martin Lagonda Global Holdings PLC	1,112,196	2,229,714
*	Auction Technology Group PLC	208,873	1,364,036
	B&M European Value Retail SA	861,027	5,185,083
	Barratt Developments PLC	1,407,854	9,526,795
	Bellway PLC	630,494	23,150,417
# *	boohoo Group PLC	2,284,135	948,832
	Card Factory PLC	1,565,996	2,407,123
	Coats Group PLC	7,217,316	8,315,319
	Crest Nicholson Holdings PLC	1,406,785	4,795,609
*	Currys PLC	5,749,562	6,029,554
	DFS Furniture PLC	1,163,644	1,782,783
	Domino's Pizza Group PLC	3,097,499	12,879,805
	Dowlais Group PLC	5,706,190	4,700,818
	Dr Martens PLC	1,717,187	1,569,973
	Dunelm Group PLC	716,606	11,366,084
	Entain PLC	514,143	3,778,240
*	Evoke PLC	208,735	157,902
*	Frasers Group PLC	892,504	10,301,105
	Fuller Smith & Turner PLC, Class A	157,340	1,483,797
	Games Workshop Group PLC	185,280	24,574,427
	Greggs PLC	616,518	24,828,153
* Ω	Gym Group PLC	906,830	1,699,090
	Halfords Group PLC	1,301,855	2,582,683
	Headlam Group PLC	455,721	883,128
	Henry Boot PLC	519,628	1,532,939
	Hollywood Bowl Group PLC	541,474	2,318,443
* Ω	Hostelworld Group PLC	94,092	171,424
	Inchcape PLC	2,238,385	24,343,429
*	J D Wetherspoon PLC	602,200	5,776,214

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
* Ω	Just Eat Takeaway.com NV (JET LN)	114,585	$1,461,557
	Kingfisher PLC	6,284,497	22,342,197
*	Marston's PLC	3,838,170	2,058,927
	Me Group International PLC	1,581,235	3,930,692
*	Mitchells & Butlers PLC	1,624,129	6,506,145
	MJ Gleeson PLC	267,040	2,009,446
*	Moonpig Group PLC	590,442	1,658,806
*	Motorpoint group PLC	6,811	12,456
*	N Brown Group PLC	30,410	9,019
Ω	On the Beach Group PLC	589,823	1,115,598
	Persimmon PLC	1,511,487	30,822,657
	Pets at Home Group PLC	3,252,605	12,833,292
*	Playtech PLC	1,318,371	9,584,830
	PPHE Hotel Group Ltd.	24,121	439,806
*	Rank Group PLC	1,149,275	1,043,207
	Redrow PLC	1,640,617	15,739,283
	Smiths News PLC	57,610	44,515
	SSP Group PLC	4,046,501	9,516,211
# * ††	Studio Retail Group PLC	220,669	0
	Taylor Wimpey PLC	117,296	240,477
# *	THG PLC	3,185,420	2,726,197
Ω	TI Fluid Systems PLC	1,214,315	2,056,469
	Topps Tiles PLC	723,089	423,478
* Ω	Trainline PLC	482,241	2,100,673
	Vertu Motors PLC	1,553,649	1,431,620
	Victorian Plumbing Group PLC	25,510	30,513
*	Videndum PLC	305,302	1,269,451
*	Vistry Group PLC	1,888,331	33,633,701
* Ω	Watches of Switzerland Group PLC	1,044,008	5,474,963
	WH Smith PLC	723,083	12,303,217
	Wickes Group PLC	1,427,538	2,771,856
	Young & Co.'s Brewery PLC (YNGA LN), Class A	36,285	465,727
	Young & Co.'s Brewery PLC (YNGN LN)	1,621	14,810
TOTAL CONSUMER DISCRETIONARY			387,584,723
CONSUMER STAPLES — (6.6%)
	AG Barr PLC	755,665	6,260,399
	Anglo-Eastern Plantations PLC	126,037	1,015,534
Ω	Bakkavor Group PLC	785,442	1,558,871
	Britvic PLC	1,626,728	26,565,017
	C&C Group PLC	1,987,116	4,080,810
#	Carr's Group PLC	357,844	644,230
	Cranswick PLC	366,623	22,478,198
*	Greencore Group PLC	2,410,541	5,581,155
	Hilton Food Group PLC	378,108	4,537,234
	Kitwave Group PLC	17,362	71,417
	Marks & Spencer Group PLC	2,404,958	10,157,462
*	McBride PLC	949,201	1,625,826
	MP Evans Group PLC	7,544	83,002
*	Ocado Group PLC	971,436	5,079,817
	Premier Foods PLC	4,712,428	10,927,618
	PZ Cussons PLC	1,319,689	1,794,009
	Tate & Lyle PLC	2,276,099	19,197,946
TOTAL CONSUMER STAPLES			121,658,545
ENERGY — (2.7%)
	Capricorn Energy PLC	996,573	2,452,046
#	Diversified Energy Co. PLC (DEC LN)	191,716	3,167,280

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
	Diversified Energy Co. PLC (DEC US)	2,192	$36,058
#	Energean PLC	632,337	8,105,499
*	EnQuest PLC	9,682,611	1,645,321
# *	Genel Energy PLC	921,786	1,044,238
#	Gulf Keystone Petroleum Ltd.	1,194,383	2,069,352
*	Gulf Marine Services PLC	363,413	79,238
	Harbour Energy PLC	3,036,737	12,214,021
	Hunting PLC	858,512	5,041,596
*	John Wood Group PLC	3,733,255	9,802,821
# *	Pantheon Resources PLC	88,116	18,896
	Pharos Energy PLC	1,523,473	516,572
* ††	Savannah Energy PLC	388,799	104,962
	Serica Energy PLC	331,873	563,667
# *	Tullow Oil PLC	6,508,401	2,551,262
TOTAL ENERGY			49,412,829
FINANCIALS — (21.0%)
	abrdn PLC	8,246,982	18,036,044
	AJ Bell PLC	1,371,180	8,143,065
	Ashmore Group PLC	2,591,860	5,751,644
	Bank of Georgia Group PLC	269,724	15,856,863
	Beazley PLC	3,371,873	29,637,091
Ω	Bridgepoint Group PLC	352,198	1,327,644
	Brooks Macdonald Group PLC	1,612	40,594
	Burford Capital Ltd.	1,035,252	14,567,785
	Chesnara PLC	826,157	2,767,847
	Close Brothers Group PLC	839,093	5,520,543
Ω	CMC Markets PLC	609,756	2,604,499
	Direct Line Insurance Group PLC	6,679,355	16,204,402
	Foresight Group Holdings Ltd.	61,535	413,012
* Ω	Funding Circle Holdings PLC	104,248	150,599
*	Georgia Capital PLC	62,351	855,806
	H&T Group PLC	2,590	12,793
	Hargreaves Lansdown PLC	1,727,442	24,540,184
	Hiscox Ltd.	1,744,936	28,496,105
	IG Group Holdings PLC	1,903,515	22,988,186
	Impax Asset Management Group PLC	308,226	1,613,853
	IntegraFin Holdings PLC	918,289	4,537,888
	International Personal Finance PLC	1,148,552	2,279,213
	IP Group PLC	5,521,384	2,966,375
	Jupiter Fund Management PLC	2,219,553	2,509,761
	Just Group PLC	5,773,801	8,960,605
	Lancashire Holdings Ltd.	1,430,154	11,647,626
	Liontrust Asset Management PLC	208,653	1,789,475
	M&G PLC	950,249	2,594,793
	Man Group PLC	7,658,922	24,112,464
# *	Metro Bank Holdings PLC	164,184	112,244
	Mortgage Advice Bureau Holdings Ltd.	2,813	33,135
* Ω	Network International Holdings PLC	232,907	1,174,087
	Ninety One PLC	1,537,989	3,425,171
	OSB Group PLC	2,134,752	14,124,567
	Paragon Banking Group PLC	1,921,607	19,856,526
	PayPoint PLC	204,812	1,818,682
	Plus500 Ltd.	559,488	16,924,461
	Polar Capital Holdings PLC	351,089	2,721,923
Ω	Quilter PLC	7,650,691	13,184,943
	Rathbones Group PLC	287,488	7,117,117
	Record PLC	18,948	15,779
#	S&U PLC	32,376	779,492

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
Ω	Sabre Insurance Group PLC	529,777	$1,074,920
*	Saga PLC	599,935	846,692
	St. James's Place PLC	620,616	5,466,862
	Tatton Asset Management PLC	1,575	14,057
	TBC Bank Group PLC	174,217	6,948,162
	TP ICAP Group PLC	4,066,830	11,606,581
	Vanquis Banking Group PLC	1,270,872	894,337
	Virgin Money U.K. PLC	5,347,517	14,788,173
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	103,032	428,975
TOTAL FINANCIALS			384,285,045
HEALTH CARE — (2.2%)
	Advanced Medical Solutions Group PLC	605,545	1,918,635
#	Alliance Pharma PLC	2,352,648	1,151,643
	CVS Group PLC	389,403	5,731,803
*	EKF Diagnostics Holdings PLC	79,384	27,985
	Genus PLC	29,483	690,923
	Hikma Pharmaceuticals PLC	756,651	18,500,006
*	Indivior PLC	368,924	5,067,601
* Ω	Integrated Diagnostics Holdings PLC	1,249,693	386,541
*	Oxford Nanopore Technologies PLC	471,306	733,939
# *	PureTech Health PLC (PRTC LN)	520,856	1,163,024
Ω	Spire Healthcare Group PLC	1,710,196	5,631,027
TOTAL HEALTH CARE			41,003,127
INDUSTRIALS — (24.1%)
	Ashtead Technology Holdings PLC	69,692	778,984
	Avon Protection PLC	118,342	1,989,948
	Babcock International Group PLC	2,648,756	18,118,483
	Balfour Beatty PLC	3,585,302	19,356,880
	Begbies Traynor Group PLC	60,262	80,156
	Bodycote PLC	1,185,696	10,605,658
#	Braemar PLC	83,994	335,446
*	Capita PLC	8,099,526	2,010,812
# *	Ceres Power Holdings PLC	16,384	45,142
	Chemring Group PLC	995,668	5,310,361
	Clarkson PLC	218,599	12,772,078
	Costain Group PLC	336,679	377,025
*	De La Rue PLC	495,043	635,207
# *	Dialight PLC	89,929	201,720
	Diploma PLC	269,076	15,384,478
	DiscoverIE Group PLC	543,170	4,727,615
	easyJet PLC	966,101	5,596,866
	Firstgroup PLC	3,219,293	7,289,822
	Galliford Try Holdings PLC	561,113	2,208,866
	Genuit Group PLC	1,412,777	9,283,914
	Goodwin PLC	246	26,905
	Grafton Group PLC	1,489,341	20,748,437
	Hays PLC	8,659,284	10,494,430
	Howden Joinery Group PLC	1,961,497	23,714,870
	IMI PLC	761,854	18,556,414
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	International Distribution Services PLC	3,658,794	16,233,720
*	James Fisher & Sons PLC	205,009	905,869
	James Halstead PLC	180,080	436,301
	JET2 PLC	813,756	14,938,746
	Johnson Service Group PLC	1,039,159	2,175,199

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Keller Group PLC	514,763	$9,849,028
	Kier Group PLC	2,010,758	4,184,917
	Learning Technologies Group PLC	435,485	404,808
Ω	Luceco PLC	284,627	574,297
	Mears Group PLC	801,169	3,721,004
	Mitie Group PLC	8,157,936	12,703,401
	Mobico Group PLC	2,731,133	1,978,548
	Morgan Advanced Materials PLC	1,921,950	8,421,135
	Morgan Sindall Group PLC	302,659	11,179,183
	Norcros PLC	175,807	530,253
	Pagegroup PLC	1,894,553	10,437,508
	Porvair PLC	18,060	152,130
	QinetiQ Group PLC	3,297,003	20,482,178
	Renew Holdings PLC	144,320	2,021,219
	Renewi PLC	446,728	3,876,373
	Ricardo PLC	313,589	2,137,274
	Robert Walters PLC	389,022	1,841,519
	Rotork PLC	4,459,593	20,755,275
	RS Group PLC	2,045,505	21,489,690
	RWS Holdings PLC	814,790	1,997,691
	Senior PLC	2,278,094	4,781,263
	Serco Group PLC	6,263,031	15,389,799
	Severfield PLC	1,107,512	1,133,903
*	SIG PLC	3,980,098	1,249,790
	Speedy Hire PLC	2,586,359	1,300,257
	SThree PLC	925,041	4,882,443
	Travis Perkins PLC	1,185,373	14,565,786
	Trifast PLC	620,962	614,139
	Tyman PLC	562,996	2,874,212
	Vesuvius PLC	1,604,552	9,954,529
	Volex PLC	603,123	2,750,634
	Volution Group PLC	890,222	6,269,401
#	Vp PLC	153,784	1,331,078
	Wilmington PLC	342,038	1,727,969
	XP Power Ltd.	57,763	963,638
	Zigup PLC	1,526,628	8,333,458
TOTAL INDUSTRIALS			442,200,082
INFORMATION TECHNOLOGY — (5.1%)
*	Accesso Technology Group PLC	16,067	142,270
Ω	Alfa Financial Software Holdings PLC	22,791	54,727
*	Alphawave IP Group PLC	58,367	116,727
	Bytes Technology Group PLC (BYIT LN)	922,396	6,009,573
	Computacenter PLC	501,247	17,356,202
*	Darktrace PLC	755,666	5,746,945
	dotdigital group PLC	563,726	692,898
	FDM Group Holdings PLC	470,452	2,586,582
# *	Fund Technologies PLC	66,493	1,303,251
	GB Group PLC	519,565	2,326,381
	Gooch & Housego PLC	6,822	41,543
	IDOX PLC	140,149	114,305
	iomart Group PLC	355,807	587,765
# *	IQE PLC	3,081,591	1,235,450
	Kainos Group PLC	514,628	7,289,712
	NCC Group PLC	1,719,675	3,262,545
	Oxford Instruments PLC	357,543	11,565,967
	Pinewood Technologies Group PLC	261,856	1,197,546
*	RM PLC	215,050	228,855
	Softcat PLC	721,394	15,092,226

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Spectris PLC	116,037	$4,551,812
	Spirent Communications PLC	3,744,181	8,363,103
	Strix Group PLC	366,604	390,486
	TT Electronics PLC	1,040,478	1,960,926
*	Xaar PLC	546,570	889,794
TOTAL INFORMATION TECHNOLOGY			93,107,591
MATERIALS — (6.2%)
*	Accsys Technologies PLC	9,505	6,692
	Atalaya Mining PLC	70,954	347,021
	Breedon Group PLC	1,136,402	6,321,524
	Capital Ltd.	59,308	69,448
	Castings PLC	172,431	778,508
	Centamin PLC	8,657,968	14,140,920
	Central Asia Metals PLC	859,404	2,181,368
	DS Smith PLC	1,658,239	9,694,148
	Ecora Resources PLC	1,214,125	1,026,577
	Elementis PLC	3,767,200	7,756,492
	Essentra PLC	1,637,228	3,600,265
Ω	Forterra PLC	1,151,941	2,593,105
	Fresnillo PLC	877,240	6,647,653
*	Gem Diamonds Ltd.	108,204	18,053
	Hill & Smith PLC	552,541	16,333,111
*	Hochschild Mining PLC	1,999,239	4,665,764
Ω	Ibstock PLC	2,243,901	5,299,957
	Johnson Matthey PLC	724,480	15,302,300
	Marshalls PLC	625,683	2,794,374
	Pan African Resources PLC	6,319,595	2,405,335
*	Petra Diamonds Ltd.	17,532	6,841
	RHI Magnesita NV	12,760	602,204
*	Sigmaroc PLC	874,635	815,056
# *	SolGold PLC	1,728,262	243,910
# *	Synthomer PLC	729,956	2,484,804
	Treatt PLC	22,859	135,517
	Victrex PLC	470,056	6,651,447
	Zotefoams PLC	107,318	738,898
TOTAL MATERIALS			113,661,292
REAL ESTATE — (2.3%)
	Foxtons Group PLC	1,560,417	1,344,121
	Grainger PLC	4,254,403	13,214,537
	Harworth Group PLC	30,381	64,618
	Helical PLC	109,043	313,722
	International Workplace Group PLC	3,849,939	8,548,018
	LSL Property Services PLC	385,259	1,693,909
*	Phoenix Spree Deutschland Ltd.	15,813	32,217
	Savills PLC	971,680	15,949,781
	Sirius Real Estate Ltd.	178,246	217,299
*	Watkin Jones PLC	1,032,515	659,271
TOTAL REAL ESTATE			42,037,493
UTILITIES — (2.4%)
	Drax Group PLC	2,467,126	20,636,573
	Pennon Group PLC	1,497,540	11,972,629

The United Kingdom Small Company Series
CONTINUED
	Shares	Value»
UTILITIES — (Continued)
Telecom Plus PLC	438,901	$10,725,685
TOTAL UTILITIES		43,334,887
TOTAL COMMON STOCKS Cost ($1,453,324,614)		1,815,870,083

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	1,484,366	17,169,666
TOTAL INVESTMENTS — (100.0%)
(Cost $1,470,495,443)^^			$1,833,039,749

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$19,993	$97,564,476	—	$97,584,469
Consumer Discretionary	—	387,584,723	—	387,584,723
Consumer Staples	—	121,658,545	—	121,658,545
Energy	36,058	49,271,809	$104,962	49,412,829
Financials	—	384,285,045	—	384,285,045
Health Care	—	41,003,127	—	41,003,127
Industrials	—	442,200,082	—	442,200,082
Information Technology	—	93,107,591	—	93,107,591
Materials	—	113,661,292	—	113,661,292
Real Estate	—	42,037,493	—	42,037,493
Utilities	—	43,334,887	—	43,334,887
Securities Lending Collateral	—	17,169,666	—	17,169,666
Total Investments in Securities	$56,051	$1,832,878,736	$104,962˂˃	$1,833,039,749

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.6%)
AUSTRIA — (3.2%)
#	Agrana Beteiligungs AG	70,089	$953,910
	ANDRITZ AG	432,017	27,675,128
# *	AT&S Austria Technologie & Systemtechnik AG	178,771	3,815,530
Ω	BAWAG Group AG	438,056	31,991,207
#	CA Immobilien Anlagen AG	214,838	7,035,236
	DO & Co. AG	46,689	7,867,351
*	Eurotelesites AG	289,656	1,218,566
	EVN AG	246,314	8,050,924
*	FACC AG	115,029	908,834
*	Immofinanz AG (IIA AV)	839,873	4,689,110
	Josef Manner & Comp AG	870	96,185
*	Kapsch TrafficCom AG	29,728	284,289
*	Lenzing AG	103,680	3,610,824
#	Mayr Melnhof Karton AG	56,716	6,478,163
	Oberbank AG	44,662	3,382,507
#	Oesterreichische Post AG	128,353	4,235,069
	Palfinger AG	88,189	2,158,321
	POLYTEC Holding AG	106,063	381,879
	Porr AG	98,841	1,504,244
	Raiffeisen Bank International AG	241,731	4,712,622
# *	Rosenbauer International AG	20,286	787,327
#	Schoeller-Bleckmann Oilfield Equipment AG	55,898	2,221,639
	Semperit AG Holding	44,844	520,482
	Strabag SE (STR AV)	7,353	308,079
	Telekom Austria AG	1,158,627	10,732,140
*	UBM Development AG	21,002	483,891
	UNIQA Insurance Group AG	890,737	7,625,985
	Vienna Insurance Group AG Wiener Versicherung Gruppe	287,577	9,262,533
	voestalpine AG	625,521	16,042,643
	Wienerberger AG	687,303	24,376,347
	Zumtobel Group AG	157,714	969,362
TOTAL AUSTRIA			194,380,327
BELGIUM — (3.6%)
	Ackermans & van Haaren NV	169,888	32,594,614
	Ageas SA	177,342	8,466,525
*	AGFA-Gevaert NV	781,436	996,641
# *	Atenor	117,970	726,828
	Azelis Group NV	286,842	5,433,895
	Barco NV	456,527	5,897,016
	Bekaert SA	257,377	10,538,727
# * †† Ω	Biocartis Group NV	357,370	0
	bpost SA	508,000	1,451,051
	Cie d'Entreprises CFE	49,898	391,466
	Colruyt Group NV	311,426	14,938,199
	Deceuninck NV	479,495	1,280,214
	Deme Group NV	53,369	9,612,324
	Econocom Group SA	516,320	1,106,720
	Elia Group SA	36,857	3,827,976
#	Euronav NV	44,428	816,142
	EVS Broadcast Equipment SA	72,677	2,294,907
	Fagron	384,540	7,912,618
*	Galapagos NV (GLPG BB)	207,806	5,555,455
*	Galapagos NV (GLPG NA)	49,878	1,333,431
	Gimv NV	133,647	5,832,257

The Continental Small Company Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Greenyard NV	2,890	$19,662
#	Immobel SA	23,226	619,714
#	Ion Beam Applications	125,181	1,736,346
	Jensen-Group NV	20,961	927,820
#	Kinepolis Group NV	92,649	3,752,324
	Lotus Bakeries NV	2,257	24,525,386
	Melexis NV	127,593	11,123,205
*	Nyxoah SA	5,971	50,403
*	Ontex Group NV	394,519	3,707,655
	Proximus SADP	825,378	5,969,237
#	Recticel SA	276,325	3,696,334
	Roularta Media Group NV	93	1,097
	Sipef NV	38,999	2,212,474
	Solvay SA	293,418	10,329,639
#	Tessenderlo Group SA	151,974	4,055,701
#	Umicore SA	996,184	13,681,671
	Van de Velde NV	41,537	1,361,490
#	VGP NV	53,939	5,844,105
	Viohalco SA	498,361	3,191,040
	What's Cooking BV	3,904	299,645
TOTAL BELGIUM			218,111,954
DENMARK — (7.4%)
*	ALK-Abello AS	916,950	20,667,948
	Alm Brand AS	6,011,145	11,467,826
*	Ambu AS, Class B	888,387	18,039,896
*	Bang & Olufsen AS	599,792	811,626
	BankNordik P	10,800	236,093
*	Bavarian Nordic AS	452,641	12,200,323
	cBrain AS	41,458	1,537,439
#	Chemometec AS	90,601	5,022,771
	Columbus AS	434,957	550,488
	D/S Norden AS	196,785	8,512,412
*	Demant AS	23,608	905,117
	Dfds AS	201,755	5,533,929
#	Djurslands Bank AS	6,232	469,818
	FLSmidth & Co. AS	314,074	16,021,934
#	Fluegger Group AS	4,198	206,838
*	GN Store Nord AS	705,707	18,544,019
#	GronlandsBANKEN AS	1,125	109,115
	H Lundbeck AS (HLUNA DC), Class A	67,132	361,104
	H Lundbeck AS (HLUNB DC)	1,552,356	9,705,781
# *	H&H International AS, Class B	88,855	1,303,679
# *	Harboes Bryggeri AS, Class B	5,094	160,826
	ISS AS	925,142	16,910,260
	Jeudan AS	41,395	1,271,739
	Jyske Bank AS	425,821	34,714,161
#	Lan & Spar Bank	4,895	496,837
	Matas AS	279,854	4,781,797
# * Ω	Netcompany Group AS	243,649	10,370,142
*	Nilfisk Holding AS	100,764	1,877,520
*	NKT AS	367,425	33,074,810
# * Ω	NNIT AS	71,567	1,110,574
	North Media AS	19,172	158,498
# *	NTG Nordic Transport Group AS	29,409	1,247,360
#	Parken Sport & Entertainment AS	11,952	202,780
	Per Aarsleff Holding AS	134,696	7,702,081
	Ringkjoebing Landbobank AS	195,914	34,675,513
	Rockwool AS (ROCKA DC), Class A	1,826	803,525

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Rockwool AS (ROCKB DC), Class B	40,079	$17,715,423
*	Royal Unibrew AS	312,981	24,573,134
# *	RTX AS	44,919	528,392
Ω	Scandinavian Tobacco Group AS	363,709	5,328,335
	Schouw & Co. AS	90,827	7,495,810
	Solar AS, Class B	31,938	1,512,633
	SP Group AS	9,837	356,575
	Spar Nord Bank AS	619,370	12,631,491
	Sparekassen Sjaelland-Fyn AS	6,204	203,255
	Sydbank AS	452,041	24,370,557
*	TCM Group AS	2,578	22,428
#	Tivoli AS	9,878	1,005,752
	Topdanmark AS	358,334	19,515,586
	TORM PLC, Class A	242,573	9,393,374
	UIE PLC	103,360	3,717,576
	Vestjysk Bank AS	59,908	38,928
*	Zealand Pharma AS	293,158	39,494,597
TOTAL DENMARK			449,670,425
FINLAND — (5.6%)
	Aktia Bank OYJ	332,990	3,363,019
#	Alandsbanken Abp, Class B	23,036	858,669
	Alma Media OYJ	135,302	1,553,105
	Anora Group OYJ	17,444	87,714
	Apetit OYJ	21,105	321,660
	Aspo OYJ	123,444	794,206
	Atria OYJ	98,413	1,058,714
#	Bittium OYJ	192,809	1,643,961
	Cargotec OYJ, Class B	271,845	13,856,651
#	Citycon OYJ	466,756	2,055,523
	Digia OYJ	87,143	524,603
	Elisa OYJ	241,800	11,258,551
Ω	Enento Group OYJ	23,707	438,903
*	Finnair OYJ	662,496	1,686,990
#	Fiskars OYJ Abp	217,678	3,746,023
	F-Secure OYJ	612,189	1,373,570
	Glaston OYJ Abp	9,217	8,491
	Gofore OYJ	574	13,948
	Harvia OYJ	88,224	3,796,590
# *	HKFoods OYJ	234,984	170,573
	Huhtamaki OYJ	631,957	25,606,539
#	Ilkka OYJ	58,887	195,608
*	Kalmar OYJ, Class B	271,845	8,037,659
	Kamux Corp.	59,097	326,744
	Kemira OYJ	741,189	16,757,041
	Kesko OYJ (KESKOA FH), Class A	7,509	140,220
	Kesko OYJ (KESKOB FH), Class B	833,620	15,079,102
*	Kojamo OYJ	664,866	6,575,354
	Konecranes OYJ	457,133	31,932,246
#	Lassila & Tikanoja OYJ	159,902	1,557,871
*	Lindex Group OYJ	40,159	124,913
	Mandatum OYJ	816,789	3,782,980
	Marimekko OYJ	61,800	915,233
#	Metsa Board OYJ (METSB FH), Class B	1,192,468	9,111,654
	Metso OYJ	642,769	6,530,876
#	Nokian Renkaat OYJ	675,478	6,163,238
	Olvi OYJ, Class A	95,777	3,278,846
	Oma Saastopankki OYJ	27,483	413,206
	Oriola OYJ (OKDAV FH)	6,054	6,819

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Oriola OYJ (OKDBV FH), Class B	808,151	$847,639
	Orion OYJ (ORNBV FH), Class B	651,111	29,908,650
#	Outokumpu OYJ	2,136,252	7,702,269
	Pihlajalinna OYJ	86,520	917,441
	Ponsse OYJ	71,199	1,864,642
	Puuilo OYJ	103,996	1,142,203
*	QT Group OYJ	94,098	8,373,747
	Raisio OYJ, Class V	708,091	1,570,540
*	Rapala VMC OYJ	116,693	342,106
	Revenio Group OYJ	130,109	4,045,156
	Sanoma OYJ	471,854	3,488,368
	Scanfil OYJ	2,904	22,979
#	Taaleri PLC	25,011	223,790
#	Talenom OYJ	7,120	36,578
*	Teleste OYJ	52,966	153,683
Ω	Terveystalo OYJ	380,276	4,242,012
	TietoEVRY OYJ	586,911	11,901,607
	Tokmanni Group Corp.	324,373	3,971,243
	Vaisala OYJ, Class A	125,505	6,188,730
#	Valmet OYJ	887,136	25,124,258
*	Verkkokauppa.com OYJ	13,945	28,047
#	Viking Line Abp	11,073	263,886
	Wartsila OYJ Abp	2,154,322	44,518,711
# *	WithSecure OYJ	518,870	582,414
#	YIT OYJ	742,796	1,864,938
TOTAL FINLAND			344,473,250
FRANCE — (11.4%)
#	ABC arbitrage	163,238	712,449
# *	Air France-KLM	213,395	1,897,496
	AKWEL SADIR	61,346	711,967
*	Alstom SA	1,827,463	35,804,754
	Altamir	136,094	3,696,522
	Alten SA	162,668	17,890,534
	Arkema SA	199,861	18,036,025
	Assystem SA	61,561	3,265,417
# *	Atos SE	463,767	489,956
	Aubay	44,771	1,772,343
# *	Axway Software SA	39,876	927,565
Ω	Ayvens SA	52,979	350,712
# *	Bastide le Confort Medical	18,680	407,717
#	Beneteau SACA	247,298	2,410,961
*	Bigben Interactive	85,998	218,104
	Boiron SA	33,957	1,192,276
#	Bonduelle SCA	103,735	719,583
* ††	Bourbon Corp. SA	28,851	0
#	Catana Group	47,853	255,231
*	Cegedim SA	39,170	549,052
	Cie des Alpes	130,418	1,867,413
# *	Claranova SE	66,462	125,601
# *	Clariane SE	1,153,803	2,271,838
	Coface SA	763,755	11,562,904
	Derichebourg SA	681,103	3,507,397
# *	Ekinops SAS	7,393	26,669
#	Electricite de Strasbourg SA	21,112	2,400,238
* Ω	Elior Group SA	717,602	2,490,479
	Elis SA	1,272,724	29,432,171
#	Equasens	16,079	837,145
	Eramet SA	62,267	5,288,901

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Esso SA Francaise	6,246	$982,648
	Etablissements Maurel et Prom SA	435,026	2,656,466
	Eurazeo SE	252,989	19,903,961
# *	Euroapi SA	108,008	435,847
# *	Eutelsat Communications SACA	1,169,230	6,042,860
*	Exclusive Networks SA	35,265	887,465
	Exel Industries SA, Class A	10,459	579,316
#	Fnac Darty SA (FNAC FP)	70,642	2,096,691
	Forvia SE (FRVIA FP)	982,549	11,508,562
*	Gaumont SA	10,715	1,037,958
	Gaztransport Et Technigaz SA	234,369	34,533,113
	GEA	2,433	184,197
	GL Events SACA	56,164	1,151,461
	Groupe Crit SA	22,324	1,598,079
	Groupe SFPI	21,754	45,905
	Guerbet	37,750	1,433,022
*	Haulotte Group SA	25,908	84,165
*	ID Logistics Group SACA	16,870	8,157,741
	Imerys SA	211,726	7,193,787
#	Infotel SA	637	26,820
	Interparfums SA	29,780	1,513,351
	IPSOS SA	294,938	18,202,739
	Jacquet Metals SACA	84,989	1,400,621
*	JCDecaux SE	329,248	6,864,001
	Kaufman & Broad SA	91,469	3,128,116
Ω	La Francaise des Jeux SAEM	180,314	6,995,954
	Laurent-Perrier	14,168	1,831,452
#	Lectra	11,227	316,333
	Linedata Services	3,353	261,840
	LISI SA	45,995	1,266,342
#	LNA Sante SA	32,778	910,527
# Ω	Maisons du Monde SA	162,244	643,623
	Manitou BF SA	64,454	1,490,828
	Mersen SA	146,165	5,066,446
	Metropole Television SA	159,546	2,082,560
# *	Nacon SA	22,333	27,936
Ω	Neoen SA	256,292	10,686,859
	Nexans SA	195,817	25,308,597
# *	Nexity SA	289,837	3,266,688
	NRJ Group	88,443	770,078
	Oeneo SA	91,324	1,037,138
	Opmobility	362,882	3,804,433
*	OVH Groupe SAS	47,987	309,570
*	Pierre Et Vacances SA	45,920	68,159
*	Plastiques Du Val De Loire	14,341	28,176
	Quadient SA	194,303	3,854,366
* ††	Recylex SA	102,008	0
	Rexel SA	1,315,159	33,414,103
	Robertet SA	1,184	1,084,805
	Rubis SCA	575,939	18,038,076
	Samse SACA	7,930	1,433,601
	Savencia SA	35,032	1,896,573
	SCOR SE	908,563	19,445,320
	SEB SA	144,937	14,503,538
	Seche Environnement SACA	21,328	2,327,603
	SES SA	2,264,860	12,246,631
# * Ω	SMCP SA	78,239	185,645
	Societe BIC SA	145,731	9,143,399
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	4,196,678

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Societe LDC SADIR	373	$58,396
*	SOITEC	69,961	9,020,092
	Sopra Steria Group	122,400	22,687,464
	SPIE SA	882,098	34,097,403
# * Ω	SRP Groupe SA	56,822	51,528
	Stef SA	25,714	3,731,791
	Sword Group	40,282	1,492,543
	Synergie SE	67,764	2,383,469
	Technip Energies NV	878,457	22,379,991
	Teleperformance SE	253,385	32,619,605
	Television Francaise 1 SA	378,959	3,334,535
#	TFF Group	9,938	410,110
#	Thermador Groupe	39,553	3,264,100
#	Tikehau Capital SCA	52,394	1,325,643
	Totalenergies EP Gabon	1,079	186,146
	Trigano SA	57,319	6,720,840
*	Ubisoft Entertainment SA	589,763	12,115,749
	Valeo SE	1,313,757	15,012,510
*	Vallourec SACA	1,086,471	17,566,745
Ω	Verallia SA	428,203	12,595,756
	Vetoquinol SA	12,281	1,339,280
	Vicat SACA	112,093	3,898,123
	VIEL & Cie SA	156,945	1,706,104
	Virbac SACA	10,563	4,021,054
	Viridien	45,013	2,335,406
# *	Voltalia SA	110,394	1,227,131
#	Vranken-Pommery Monopole SA	16,787	268,669
	Wavestone	15,694	911,719
* Ω	Worldline SA	166,314	1,887,144
* Ω	X-Fab Silicon Foundries SE	306,456	1,960,535
TOTAL FRANCE			691,321,770
GERMANY — (13.5%)
	1&1 AG	238,336	3,836,622
	7C Solarparken AG	263,918	670,901
#	Adesso SE	12,670	1,252,692
	Adtran Networks SE	6,261	130,291
	AIXTRON SE	445,125	10,393,469
	All for One Group SE	5,277	328,576
	Allgeier SE	48,778	928,800
	AlzChem Group AG	3,166	174,999
	Amadeus Fire AG	14,242	1,463,450
*	Aroundtown SA	5,482,942	11,697,197
	Atoss Software SE	46,415	6,842,296
	Aurubis AG	214,740	16,746,548
# * Ω	Auto1 Group SE	498,360	4,196,047
*	Basler AG	47,452	505,374
	BayWa AG (BYW GR)	124	3,536
# *	BayWa AG (BYW6 GR)	100,397	1,409,931
	Bechtle AG	507,896	22,445,741
Ω	Befesa SA	217,271	6,745,511
	Bertrandt AG	40,568	1,176,806
	Bijou Brigitte AG	25,830	990,382
	Bilfinger SE	191,469	10,734,758
# *	Borussia Dortmund GmbH & Co. KGaA	516,515	2,037,619
# *	BRANICKS Group AG	375,149	869,567
#	CANCOM SE	213,716	7,632,706
*	Ceconomy AG	998,358	3,011,239
	CENIT AG	55,920	804,778

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Cewe Stiftung & Co. KGaA	46,238	$4,950,673
	CompuGroup Medical SE & Co. KGaA	175,366	3,041,394
#	CTS Eventim AG & Co. KGaA	359,081	31,629,206
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	332,146
	Dermapharm Holding SE	109,180	4,182,331
#	Deutsche Beteiligungs AG	96,745	2,583,627
	Deutsche EuroShop AG	2,529	66,225
* Ω	Deutsche Pfandbriefbank AG	885,485	4,997,152
	Deutsche Wohnen SE	57,727	1,146,443
	Deutz AG	674,170	3,883,016
	DMG Mori AG	849	40,522
# *	Dr Hoenle AG	32,833	622,748
	Draegerwerk AG & Co. KGaA	19,150	951,655
	Duerr AG	362,488	7,972,776
Ω	DWS Group GmbH & Co. KGaA	115,053	4,350,903
	Eckert & Ziegler SE	105,115	4,919,517
	EDAG Engineering Group AG	56,009	645,414
	Elmos Semiconductor SE	34,475	2,818,009
	ElringKlinger AG	193,727	1,013,349
*	Encavis AG	671,444	12,584,531
	Energiekontor AG	29,765	2,093,797
	Evonik Industries AG	356,134	7,212,318
# *	Evotec SE	816,156	7,690,297
	Fabasoft AG	509	9,002
	Fielmann Group AG	160,274	7,256,390
	flatexDEGIRO AG	458,805	6,479,078
*	Fraport AG Frankfurt Airport Services Worldwide	259,985	13,202,894
	Freenet AG	997,996	27,616,621
	Friedrich Vorwerk Group SE	21,471	460,850
	FUCHS SE	153,719	5,332,133
	GEA Group AG	643,756	28,425,343
	Gerresheimer AG	251,672	26,019,688
	Gesco SE	55,093	846,422
	GFT Technologies SE	164,466	4,223,414
*	Grand City Properties SA	535,044	6,307,090
	Grenke AG	89,466	2,762,688
	H&R GmbH & Co. KGaA	71,674	315,366
	Hamburger Hafen und Logistik AG	125,057	2,097,746
	Hawesko Holding SE	313	9,041
# *	Heidelberger Druckmaschinen AG	1,687,797	2,060,323
*	HelloFresh SE	1,024,819	6,401,787
	Hensoldt AG	377,151	13,955,029
*	Highlight Communications AG	98,406	191,094
	HOCHTIEF AG	129,796	15,431,569
	Hornbach Holding AG & Co. KGaA	52,336	4,289,693
#	Hugo Boss AG	392,206	15,586,450
	Indus Holding AG	92,965	2,252,189
#	Init Innovation in Traffic Systems SE	38,395	1,682,657
Ω	Instone Real Estate Group SE	96,175	982,341
	IVU Traffic Technologies AG	52,179	787,336
	Jenoptik AG	390,966	11,147,110
Ω	JOST Werke SE	20,675	934,542
	K&S AG	1,091,009	14,055,092
	KION Group AG	391,946	15,501,399
	Kloeckner & Co. SE	76,639	422,816
#	Knaus Tabbert AG	9,301	311,976
*	Koenig & Bauer AG	94,030	1,270,864
	Kontron AG	341,210	7,229,284
	Krones AG	118,206	15,992,567

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	KSB SE & Co. KGaA	3,293	$2,405,312
	KWS Saat SE & Co. KGaA	80,774	5,605,900
	Lanxess AG	552,653	14,427,890
	LEG Immobilien SE	465,126	40,573,629
	Leifheit AG	59,953	1,122,796
# *	Manz AG	25,270	145,988
*	Mediclin AG	78,748	206,019
*	Medigene AG	140,365	167,489
*	Medios AG	35,021	682,175
	METRO AG	710,374	3,234,821
	MLP SE	469,154	2,977,378
	Mutares SE & Co. KGaA	23,758	822,318
*	Nagarro SE	54,948	4,778,349
	New Work SE	14,745	1,052,948
	Nexus AG	71,353	4,278,634
	Norma Group SE	212,032	3,939,436
#	OHB SE	39,251	1,860,370
	Patrizia SE	297,458	2,343,214
	Pfeiffer Vacuum Technology AG	33,334	5,684,555
	PNE AG	23,189	368,679
	ProCredit Holding AG	6,636	60,957
	ProSiebenSat.1 Media SE	942,167	6,463,584
*	PSI Software SE	3,044	70,171
	Puma SE (PUM GR)	659,401	32,721,530
# *	PVA TePla AG	141,389	2,208,979
	PWO AG	8,558	268,951
*	q.beyond AG	644,117	593,904
*	R Stahl AG	14,952	297,816
#	RTL Group SA	152,394	4,799,504
	SAF-Holland SE	265,527	5,431,886
#	Salzgitter AG	192,747	3,455,991
	Schloss Wachenheim AG	6,929	115,612
	Secunet Security Networks AG	9,349	1,236,529
# *	SGL Carbon SE	343,756	2,308,715
	Siltronic AG	108,523	8,850,522
	Sixt SE	95,199	6,642,588
#	SMA Solar Technology AG	103,003	2,770,283
	Stabilus SE	171,114	8,373,561
#	STRATEC SE	32,293	1,418,320
	Stroeer SE & Co. KGaA	215,189	14,549,025
	Suedzucker AG	519,400	6,842,137
	Surteco Group SE	47,139	724,508
	SUSS MicroTec SE	143,891	9,771,110
*	TAG Immobilien AG	1,433,997	21,604,206
#	Takkt AG	217,040	2,514,963
* Ω	TeamViewer SE	1,033,097	13,933,308
	Technotrans SE	41,717	746,865
	thyssenkrupp AG	3,211,609	12,297,244
# *	TUI AG	921,399	5,941,957
	United Internet AG	379,842	8,424,592
#	Verbio SE	157,196	2,955,401
	Vossloh AG	73,193	3,891,012
#	Wacker Chemie AG	116,794	11,673,433
	Wacker Neuson SE	195,344	3,040,690
	Washtec AG	77,512	3,103,457
# *	Westwing Group SE	41,567	338,684
	Wuestenrot & Wuerttembergische AG	161,017	2,174,416
* Ω	Zalando SE	815,777	20,903,692

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Zeal Network SE	24,505	$949,131
TOTAL GERMANY			819,754,903
GREECE — (0.0%)
* ††	Neorion Holdings SA	14,991	0
IRELAND — (0.7%)
	Bank of Ireland Group PLC	48,181	545,647
	Cairn Homes PLC	2,522,380	5,161,687
	Dalata Hotel Group PLC	593,044	2,640,209
	FBD Holdings PLC (FBD ID)	17,353	237,824
	FBD Holdings PLC (FBH LN)	125,459	1,717,592
	Glanbia PLC (GLB ID)	436,363	8,726,847
	Glanbia PLC (GLB LN)	700,613	14,182,886
* Ω	Glenveagh Properties PLC	1,425,815	2,123,812
	Irish Continental Group PLC (IR5B ID)	825,575	4,817,990
*	Permanent TSB Group Holdings PLC	273,432	457,128
TOTAL IRELAND			40,611,622
ISRAEL — (1.8%)
*	Adgar Investment & Development Ltd.	105,459	120,817
*	Afcon Holdings Ltd.	3,064	73,298
# *	AFI Properties Ltd.	100,052	4,257,129
	Africa Israel Residences Ltd.	19,108	1,122,413
# *	Allot Ltd.	189,485	543,576
*	Alrov Properties & Lodgings Ltd.	49,832	1,797,738
	Arad Ltd.	31,707	386,675
*	Argo Properties NV	4,799	105,418
	Aryt Industries Ltd.	18,534	19,858
	Ashdod Refinery Ltd.	46,309	692,628
	Atreyu Capital Markets Ltd.	828	11,489
	AudioCodes Ltd. (AUDC IT)	25,347	283,613
	AudioCodes Ltd. (AUDC US)	5,644	63,777
	Aura Investments Ltd.	597,395	2,361,216
	Automatic Bank Services Ltd.	16,866	67,807
*	Avgol Industries 1953 Ltd.	468,925	161,037
*	Azorim-Investment Development & Construction Co. Ltd.	522,253	2,364,103
#	Bet Shemesh Engines Holdings 1997 Ltd.	34,921	1,970,954
	Blue Square Real Estate Ltd.	36,996	2,538,516
*	Brack Capital Properties NV	17,073	1,224,574
	Carasso Motors Ltd.	133,075	664,289
*	Cellcom Israel Ltd. (CEL IT)	559,949	2,115,274
*	Ceragon Networks Ltd.	266,244	737,496
*	Clal Insurance Enterprises Holdings Ltd.	190,320	2,899,342
# *	Compugen Ltd.	131,543	230,751
	Danel Adir Yeoshua Ltd.	24,802	2,033,081
	Danya Cebus Ltd.	857	18,793
	Delek Automotive Systems Ltd.	87,939	481,551
	Delta Galil Ltd.	71,511	3,176,043
#	Direct Finance of Direct Group 2006 Ltd.	502	74,480
*	Dor Alon Energy in Israel 1988 Ltd.	10,173	200,128
# *	Doral Group Renewable Energy Resources Ltd.	101,099	308,151
*	Duniec Brothers Ltd.	489	24,619
# *	El Al Israel Airlines	738,575	975,635
# *	Electra Consumer Products 1970 Ltd.	54,046	1,043,274
#	Electra Real Estate Ltd.	67,707	656,355
# *	Electreon Wireless Ltd.	4,233	173,516
*	Ellomay Capital Ltd.	2,597	31,431

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Equital Ltd.	132,338	$3,816,668
	FMS Enterprises Migun Ltd.	19,186	663,364
	Formula Systems 1985 Ltd. (FORTY IT)	59,279	4,618,482
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	625	49,013
	Fox Wizel Ltd.	49,365	3,238,618
	Gav-Yam Lands Corp. Ltd.	233,418	1,680,656
# *	Gilat Satellite Networks Ltd.	218,401	997,596
*	Hagag Group Real Estate Development	24,932	100,734
	Hilan Ltd.	70,995	3,816,272
	IDI Insurance Co. Ltd.	40,105	1,143,866
*	IES Holdings Ltd.	1,768	97,720
	Ilex Medical Ltd.	4,067	75,258
	Inrom Construction Industries Ltd.	431,319	1,207,886
	Isracard Ltd.	424,167	1,475,141
	Israel Canada T.R Ltd.	181,094	639,464
# *	Israel Land Development Co. Ltd.	92,319	680,374
	Israel Shipyards Industries Ltd.	580	9,140
	Isras Investment Co. Ltd.	7,382	1,341,573
# *	Issta Ltd.	21,507	372,355
# *	Kamada Ltd. (KMDA IT)	203,071	1,135,772
	Kardan Real Estate Enterprise & Development Ltd.	61,338	72,659
	Kenon Holdings Ltd.	3,534	89,691
#	Kerur Holdings Ltd.	32,360	555,954
# *	Klil Industries Ltd.	5,696	302,296
#	Kvutzat Acro Ltd.	24,679	261,060
	Lahav L.R. Real Estate Ltd.	9,407	8,020
	Lapidoth Capital Ltd.	1,086	14,933
#	Levinstein Properties Ltd.	1,526	23,426
	M Yochananof & Sons Ltd.	7,432	368,700
	Magic Software Enterprises Ltd. (MGIC IT)	136,415	1,446,353
	Magic Software Enterprises Ltd. (MGIC US)	1,403	15,124
	Malam - Team Ltd.	11,092	166,141
	Matrix IT Ltd.	165,906	3,237,249
	Max Stock Ltd.	51,851	118,746
#	Maytronics Ltd.	219,580	903,058
	Mediterranean Towers Ltd.	414,721	831,346
	Mega Or Holdings Ltd.	96,500	2,418,010
	Meitav Investment House Ltd.	204,635	903,590
	Menora Mivtachim Holdings Ltd.	133,540	3,425,179
	Meshulam Levinstein Contracting & Engineering Ltd.	458	30,132
	Migdal Insurance & Financial Holdings Ltd.	1,237,388	1,468,443
	Mivtach Shamir Holdings Ltd.	31,365	1,265,288
	Nawi Group Ltd.	73,059	529,615
# *	Nayax Ltd.	11,666	255,812
# *	Neto Malinda Trading Ltd.	6,080	94,778
*	Neto ME Holdings Ltd.	3,661	64,391
	Next Vision Stabilized Systems Ltd.	53,910	650,108
	Novolog Ltd.	200,415	73,557
	Oil Refineries Ltd.	12,267,220	2,949,782
	One Software Technologies Ltd.	79,630	996,508
	Palram Industries 1990 Ltd.	3,030	43,938
*	Partner Communications Co. Ltd.	694,770	2,872,836
	Paz Oil Co. Ltd.	62,211	5,878,327
*	Perion Network Ltd.	47,295	386,068
#	Plasson Industries Ltd.	19,568	692,793
	Prashkovsky Investments & Construction Ltd.	26,574	563,131
*	Priortech Ltd.	22,369	1,166,610
	Qualitau Ltd.	584	21,780
#	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	54,361	3,010,404

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Rani Zim Shopping Centers Ltd.	26,927	$20,098
	Retailors Ltd.	10,996	170,060
*	Scope Metals Group Ltd.	47,550	1,377,920
*	Shikun & Binui Ltd.	35,185	79,874
	Summit Real Estate Holdings Ltd.	220,893	2,615,737
	Suny Cellular Communication Ltd.	187,376	51,355
	Tadiran Group Ltd.	15,935	796,578
Ω	Tamar Petroleum Ltd.	63,808	322,267
	Tel Aviv Stock Exchange Ltd.	85,462	678,930
	Telsys Ltd.	1,180	58,801
*	Tera Light Ltd.	45,638	78,373
	Tiv Taam Holdings 1 Ltd.	39,749	57,573
	Victory Supermarket Chain Ltd.	5,213	55,984
	YH Dimri Construction & Development Ltd.	13,207	1,047,390
TOTAL ISRAEL			108,757,573
ITALY — (10.2%)
	A2A SpA	11,130,525	23,575,234
	Abitare In SpA	1,909	9,175
	ACEA SpA	278,123	4,825,292
# *	Aeffe SpA	177,250	137,736
	Amplifon SpA	436,544	13,864,811
Ω	Anima Holding SpA	1,688,348	8,878,212
# *	Aquafil SpA	83,333	257,340
	Arnoldo Mondadori Editore SpA	1,088,121	3,079,960
	Ascopiave SpA	432,784	1,163,320
#	Avio SpA	85,821	1,210,169
	Azimut Holding SpA	761,959	19,091,518
	Banca Generali SpA	435,216	18,939,075
	Banca IFIS SpA	237,598	5,577,726
	Banca Mediolanum SpA	867,010	10,236,176
	Banca Monte dei Paschi di Siena SpA	5,589,754	30,502,492
	Banca Popolare di Sondrio SpA	2,730,141	20,806,772
#	Banca Profilo SpA	1,711,765	392,738
Ω	Banca Sistema SpA	335,410	572,646
	Banco BPM SpA	2,980,812	20,638,159
	Banco di Desio e della Brianza SpA	244,337	1,328,235
Ω	BFF Bank SpA	895,317	10,120,352
#	Biesse SpA	55,721	574,005
	BPER Banca SpA	6,542,561	38,280,731
	Brembo NV	340,884	3,824,135
	Brunello Cucinelli SpA	239,655	22,385,511
	Buzzi SpA	635,851	24,927,956
	Cairo Communication SpA	380,269	970,878
Ω	Carel Industries SpA	155,473	2,871,583
	Cembre SpA	10,045	391,882
	Cementir Holding NV	371,783	4,192,760
*	CIR SpA-Compagnie Industriali	2,643,052	1,683,674
	Credito Emiliano SpA	555,182	6,077,390
	d'Amico International Shipping SA	296,319	2,241,672
	Danieli & C Officine Meccaniche SpA (DAN IM)	106,476	4,148,950
	Danieli & C Officine Meccaniche SpA (DANR IM)	146,984	4,237,335
	Datalogic SpA	53,310	318,491
# *	Digital Bros SpA	34,830	322,746
	Digital Value SpA	3,287	195,651
# * Ω	doValue SpA	91,134	190,657
	Elica SpA	154,208	303,747
	Emak SpA	376,132	413,066
Ω	Enav SpA	738,695	3,159,556

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
	ERG SpA	107,675	$2,855,070
*	Esprinet SpA	209,839	1,115,486
*	Eurotech SpA	104,289	128,154
	Fiera Milano SpA	38,749	157,751
	Fila SpA	171,216	1,653,140
	FinecoBank Banca Fineco SpA	84,883	1,440,992
# * ††	Finmatica SpA	5,960	0
	FNM SpA	1,146,070	556,456
	Gefran SpA	35,925	329,667
# *	Geox SpA	356,231	228,902
	GPI SpA	24,149	321,527
	Hera SpA	5,499,110	20,121,215
	IMMSI SpA	997,787	614,457
	Intercos SpA	23,701	423,493
	Interpump Group SpA	304,363	13,199,699
	Iren SpA	4,241,783	8,631,372
	Italgas SpA	3,355,608	17,942,987
	Italian Sea Group SpA	5,100	50,261
	Italmobiliare SpA	81,280	2,634,979
	Iveco Group NV	1,173,817	12,054,078
	IVS Group SA	92,278	715,314
	Leonardo SpA	1,377,529	32,820,139
	LU-VE SpA	5,064	140,600
	Maire SpA	1,232,552	9,780,025
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	MFE-MediaForEurope NV (MFEA IM), Class A	1,032,233	3,516,563
	Moltiply Group SpA	125,102	4,950,071
*	Newlat Food SpA	24,519	321,019
* Ω	Nexi SpA	922,498	5,661,995
	Orsero SpA	41,765	561,401
Ω	OVS SpA	1,548,437	4,380,346
	Pharmanutra SpA	9,194	471,348
#	Piaggio & C SpA	1,288,486	3,549,265
Ω	Piovan SpA	7,001	103,299
Ω	Pirelli & C SpA	2,342,202	14,662,845
Ω	RAI Way SpA	612,982	3,304,596
	Reply SpA	147,826	20,983,273
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	808,992
	Sabaf SpA	61,381	1,175,639
# *	Safilo Group SpA	308,752	348,701
*	Saipem SpA	5,924,012	14,073,283
	Salcef Group SpA	18,084	499,767
#	Salvatore Ferragamo SpA	214,047	1,866,453
	Sanlorenzo SpA	21,778	886,696
# *	Seco SpA	21,231	59,382
# *	Seri Industrial SpA	3,574	15,444
	Sesa SpA	53,003	5,824,278
#	Sogefi SpA	346,254	748,737
	SOL SpA	231,248	8,647,075
#	Spaxs SpA	258,973	1,327,493
	Tamburi Investment Partners SpA	851,687	8,587,721
Ω	Technogym SpA	944,304	9,261,201
# *	Telecom Italia SpA (TIT IM)	58,892,610	14,435,302
# *	TREVI - Finanziaria Industriale SpA	405,238	148,588
	TXT e-solutions SpA	2,902	82,700
# Ω	Unieuro SpA	105,971	1,315,588
	Unipol Gruppo SpA	3,064,314	33,016,017
#	Webuild SpA	2,309,042	6,044,738
#	Wiit SpA	9,884	240,640

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Zignago Vetro SpA	190,091	$2,333,089
TOTAL ITALY			619,048,823
NETHERLANDS — (4.6%)
	Aalberts NV	689,099	26,349,501
	Acomo NV	60,467	1,130,432
	AFC Ajax NV	13,955	153,128
# * Ω	Alfen NV	107,307	1,983,962
	Allfunds Group PLC	811,389	4,876,812
#	AMG Critical Materials NV	179,177	3,048,112
#	Aperam SA	244,426	6,641,911
	Arcadis NV	531,681	37,973,259
*	Avantium NV	19,708	53,056
Ω	B&S Group SARL	39,302	201,212
# * Ω	Basic-Fit NV	294,041	7,113,331
	BE Semiconductor Industries NV	45,479	5,858,814
#	Brunel International NV	129,710	1,478,750
	Corbion NV	349,347	7,820,241
Ω	CTP NV	177,130	3,103,315
# *	Fastned BV, CVA	409	7,676
	Flow Traders Ltd.	188,906	3,149,160
	ForFarmers NV	215,768	681,877
	Fugro NV	676,354	18,064,050
	IMCD NV	97,516	14,022,160
*	InPost SA	436,582	7,564,016
#	Kendrion NV	87,683	1,175,300
	Koninklijke BAM Groep NV	1,823,091	7,555,571
	Koninklijke Heijmans NV, CVA	152,884	4,420,345
	Koninklijke Vopak NV	366,392	16,367,858
#	MFE-MediaForEurope NV (MFEB IM), Class B	406,270	1,884,539
	Nedap NV	33,400	2,107,415
	OCI NV	572,963	13,808,628
# *	Pharming Group NV	3,585,543	3,103,750
*	Pluxee NV	105,963	2,483,757
#	PostNL NV	1,872,651	2,764,974
	Qiagen NV (QGEN US)	9,600	427,104
	Randstad NV	298,357	14,531,466
	SBM Offshore NV	948,274	15,367,966
# *	SIF Holding NV	40,013	541,438
Ω	Signify NV	719,081	17,800,402
	Sligro Food Group NV	131,437	1,746,697
	TKH Group NV, CVA	255,928	11,215,203
# *	TomTom NV	408,253	2,239,933
	Van Lanschot Kempen NV, CVA	165,760	7,173,975
TOTAL NETHERLANDS			277,991,096
NORWAY — (2.0%)
	2020 Bulkers Ltd.	112,519	1,537,353
	ABG Sundal Collier Holding ASA	1,989,504	1,198,796
	AF Gruppen ASA	4,067	50,191
# *	Akastor ASA	638,584	969,248
*	Aker BioMarine ASA	18,649	164,309
# *	Aker Carbon Capture ASA	1,176,884	686,962
	AMSC ASA	274,096	793,115
*	Archer Ltd.	109,291	272,046
*	ArcticZymes Technologies ASA	83,850	203,733
	Arendals Fossekompani ASA	1,452	21,507
	Atea ASA	386,638	5,145,424

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Atlantic Sapphire ASA	15	$9
	Austevoll Seafood ASA	182,148	1,504,297
Ω	Avance Gas Holding Ltd.	129,456	1,989,411
# *	Axactor ASA	689,478	255,697
	B2 Impact ASA	1,283,839	1,009,857
	Belships ASA	528,983	1,115,253
*	Bluenord ASA	32,590	1,522,528
	Bonheur ASA	137,587	3,587,242
	Borr Drilling Ltd.	15,385	105,387
	Borregaard ASA	382,519	6,550,573
	Bouvet ASA	82,783	481,175
	BW Offshore Ltd.	493,082	1,374,386
# *	Cavendish Hydrogen ASA	13,272	22,630
*	Cloudberry Clean Energy ASA	109,836	117,462
# * Ω	Crayon Group Holding ASA	415,543	4,957,621
	DNO ASA	3,452,093	3,515,457
* Ω	Elkem ASA	946,167	1,974,592
Ω	Elmera Group ASA	245,327	763,530
	Elopak ASA	122,033	436,304
*	Ensurge Micropower ASA	356,777	49,375
Ω	Europris ASA	1,144,627	6,829,593
#	FLEX LNG Ltd. (FLNG NO)	134,727	3,632,352
*	FLEX LNG Ltd. (FLNG US)	5,649	151,958
#	Grieg Seafood ASA	329,236	1,920,447
*	Hermana Holding ASA	94,923	22,794
*	Hexagon Composites ASA	688,978	2,098,911
# *	Hexagon Purus ASA	235,168	206,696
Ω	Kid ASA	71,468	861,993
	Kitron ASA	867,318	2,891,640
Ω	Klaveness Combination Carriers ASA	59,443	565,369
*	Kongsberg Automotive ASA	3,882,651	585,083
*	LINK Mobility Group Holding ASA	666,221	1,273,407
	Magnora ASA	94,923	282,592
	Medistim ASA	2,163	33,086
*	Morrow Bank ASA	33,724	16,686
	MPC Container Ships ASA	1,802,135	3,780,928
Ω	Multiconsult ASA	2,534	38,751
# *	NEL ASA	800,463	431,275
	Norbit ASA	58,628	433,095
# *	Nordic Mining ASA	8,950	18,413
# Ω	Norske Skog ASA	282,995	1,050,793
# *	Northern Ocean Ltd.	113,801	76,037
# *	Norwegian Air Shuttle ASA	842,208	878,934
*	NRC Group ASA	38,228	36,442
# *	Nykode Therapeutics ASA	540,234	743,653
	Odfjell Drilling Ltd.	636,267	3,325,155
	Odfjell SE, Class A	138,332	2,106,963
	Odfjell Technology Ltd.	107,420	610,731
# *	OKEA ASA	206,616	454,423
Ω	Okeanis Eco Tankers Corp.	77,027	2,470,650
	Olav Thon Eiendomsselskap ASA	44,755	959,474
*	Otello Corp. ASA	13,451	9,822
	Panoro Energy ASA	289,763	876,432
	Pareto Bank ASA	68,483	420,178
	Pexip Holding ASA	154,135	428,721
*	PhotoCure ASA	99,726	505,534
	Protector Forsikring ASA	385,151	7,959,527
	Rana Gruber ASA	78,567	525,602
# *	REC Silicon ASA	1,516,265	1,244,452

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Salmon Evolution ASA	400,285	$276,234
*	SATS ASA	166,268	261,811
# * Ω	Scatec ASA	492,702	3,976,913
*	SD Standard ETC PLC	271,994	41,148
*	Sea1 offshore, Inc.	10,249	29,396
	Selvaag Bolig ASA	254,582	879,615
# * Ω	Shelf Drilling Ltd.	806,770	1,670,714
*	SmartCraft ASA	10,481	29,388
	Solstad Maritime Holding AS	37,831	40,984
*	Solstad Offshore ASA	37,831	151,847
	Sparebank 1 Oestlandet	62,825	865,532
	SpareBank 1 Sorost-Norge	5,698	37,495
	Sparebanken More	3,278	25,479
	Sparebanken Sor	3,496	52,750
	Stolt-Nielsen Ltd.	5,721	224,363
	TGS ASA	633,840	7,750,688
	Veidekke ASA	661,987	7,400,154
*	Volue ASA	57,984	216,493
	Wilh Wilhelmsen Holding ASA, Class A	68,812	2,437,181
# * Ω	XXL ASA	42,208	326,641
TOTAL NORWAY			119,828,888
PORTUGAL — (0.9%)
#	Altri SGPS SA	472,047	2,566,122
	Banco Comercial Portugues SA, Class R	49,853,259	21,015,770
	Corticeira Amorim SGPS SA	152,259	1,498,523
	CTT-Correios de Portugal SA	500,372	2,261,249
*	Greenvolt-Energias Renovaveis SA	73,971	666,236
#	Ibersol SGPS SA	75,074	566,903
	Mota-Engil SGPS SA	733,051	2,876,266
	Navigator Co. SA	1,800,047	7,303,568
	NOS SGPS SA	1,025,771	3,946,620
	REN - Redes Energeticas Nacionais SGPS SA	2,747,946	6,968,777
	Semapa-Sociedade de Investimento e Gestao	15,541	251,475
	Sonae SGPS SA	6,586,941	6,718,779
TOTAL PORTUGAL			56,640,288
SINGAPORE — (0.1%)
Ω	BW LPG Ltd.	308,087	5,007,738
SPAIN — (6.3%)
	Acciona SA	98,050	12,711,547
	Acerinox SA	1,095,358	11,509,464
* ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	40,039	1,005,629
	Alantra Partners SA	60,724	541,804
#	Almirall SA	474,787	4,733,081
# *	Amper SA	7,369,582	773,821
	Atresmedia Corp. de Medios de Comunicacion SA	510,640	2,581,763
# *	Audax Renovables SA	197,962	391,304
	Azkoyen SA	67,253	462,653
	Banco de Sabadell SA	35,081,456	74,030,448
	Bankinter SA	4,245,482	36,262,561
	Cia de Distribucion Integral Logista Holdings SA	408,960	12,111,010
	CIE Automotive SA	373,265	10,902,850
	Construcciones y Auxiliar de Ferrocarriles SA	116,717	4,418,839
#	Corp. ACCIONA Energias Renovables SA	31,476	664,770
*	Distribuidora Internacional de Alimentacion SA	4,617,030	63,459

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Ebro Foods SA	424,889	$7,367,606
*	eDreams ODIGEO SA	453,504	3,311,087
	Elecnor SA	209,796	4,550,793
#	Enagas SA	1,398,101	20,960,265
*	Ence Energia y Celulosa SA	831,813	2,922,411
	Ercros SA	590,023	2,472,826
	Faes Farma SA	1,843,460	7,057,424
	Fluidra SA	517,281	11,524,357
Ω	Gestamp Automocion SA	950,021	2,755,342
Ω	Global Dominion Access SA	487,657	1,592,806
# *	Grenergy Renovables SA	7,453	281,875
*	Grifols SA	283,918	2,867,726
	Grupo Catalana Occidente SA	268,886	11,624,616
	Grupo Empresarial San Jose SA	141,180	681,657
	Iberpapel Gestion SA	958	19,440
#	Iberpapel Gestion SA (IBG SM)	47,911	974,520
#	Indra Sistemas SA	876,621	17,579,648
#	Laboratorio Reig Jofre SA	15,329	46,621
	Laboratorios Farmaceuticos Rovi SA	130,063	12,513,907
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,369,919	4,036,885
	Mapfre SA	4,520,827	10,955,914
	Melia Hotels International SA	624,896	4,784,720
# Ω	Metrovacesa SA	27,648	247,040
	Miquel y Costas & Miquel SA	185,363	2,555,170
# Ω	Neinor Homes SA	115,525	1,625,257
# *	Obrascon Huarte Lain SA	2,278,833	791,087
*	Oryzon Genomics SA	35,547	71,498
	Pharma Mar SA	60,597	2,548,308
	Prim SA	40,283	473,011
*	Promotora de Informaciones SA, Class A	1,330,083	497,307
# Ω	Prosegur Cash SA	628,108	362,245
	Realia Business SA	1,667,905	1,773,059
	Redeia Corp. SA	161,273	2,863,382
	Renta 4 Banco SA	442	5,171
	Sacyr SA	2,882,311	10,183,155
# *	Solaria Energia y Medio Ambiente SA	468,643	5,596,445
# *	Soltec Power Holdings SA	58,317	137,124
Ω	Talgo SA	548,128	2,484,830
*	Tecnicas Reunidas SA	271,263	3,384,263
#	Tubacex SA	712,576	2,218,160
# *	Tubos Reunidos SA	34,204	23,574
Ω	Unicaja Banco SA	6,411,071	8,629,410
#	Vidrala SA	134,680	14,016,433
	Viscofan SA	274,301	18,289,804
	Vocento SA	352,577	312,583
TOTAL SPAIN			383,135,765
SWEDEN — (7.0%)
Ω	AcadeMedia AB	491,095	2,524,397
	AddLife AB, Class B	497,205	7,289,939
	Addnode Group AB	581,175	5,775,738
	AFRY AB	456,973	8,283,041
Ω	Alimak Group AB	383,382	4,064,354
	Alleima AB	623,377	4,530,050
	Alligo AB, Class B	157,419	2,071,181
Ω	Ambea AB	353,611	2,636,175
*	Annehem Fastigheter AB, Class B	214,348	387,244
#	AQ Group AB	93,085	1,239,856
	Arise AB	21,470	105,179

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Arjo AB, Class B	1,445,115	$5,600,758
	Atrium Ljungberg AB, Class B	56,692	1,212,608
Ω	Attendo AB	643,747	2,816,590
	Beijer Alma AB	297,783	6,101,724
	Bergman & Beving AB	208,899	6,185,687
	Betsson AB, Class B	886,384	10,550,534
# *	Better Collective AS	172,614	3,952,969
# *	BHG Group AB	763,406	1,126,608
	Bilia AB, Class A	580,862	7,229,772
	Billerud Aktiebolag	108,232	1,089,852
* Ω	BioArctic AB	3,015	45,180
*	BioInvent International AB	52,709	198,912
	Biotage AB	30,479	570,827
	Bjorn Borg AB	13,009	71,715
*	Bonava AB, Class B	1,469,466	1,202,317
* Ω	Boozt AB	30,242	309,436
Ω	Bravida Holding AB	917,660	7,427,695
	Bufab AB	235,804	9,832,162
	Bulten AB	100,758	731,821
	Bure Equity AB	358,642	13,436,304
	Byggmax Group AB	365,330	1,274,102
*	Camurus AB	10,772	681,714
	Catella AB	94,080	266,254
	Catena AB	190,068	9,676,015
# *	Catena Media PLC	330,046	204,707
*	Cavotec SA	79,682	158,274
	Cellavision AB	65,372	1,560,975
#	Cibus Nordic Real Estate AB publ	190,697	2,978,593
# *	Cint Group AB	234,374	232,709
	Clas Ohlson AB, Class B	301,167	4,784,277
	Cloetta AB, Class B	1,211,692	2,599,595
	Concentric AB	339,818	5,223,197
Ω	Coor Service Management Holding AB	557,893	2,249,971
#	Corem Property Group AB (COREB SS), Class B	4,272,496	3,815,381
	CTT Systems AB	10,788	276,506
	Dios Fastigheter AB	770,250	6,182,560
Ω	Dometic Group AB	360,942	2,476,430
* Ω	Dustin Group AB	1,858,680	2,000,754
	Eastnine AB	505,684	2,088,844
#	Elanders AB, Class B	74,315	697,860
*	Electrolux AB, Class B	87,827	782,311
	Electrolux Professional AB, Class B	674,200	4,243,873
	Elekta AB, Class B	364,239	2,286,732
* Ω	Eltel AB	206,068	141,707
# *	Enea AB	89,313	712,843
#	Engcon AB	45,929	449,121
#	Eolus Vind AB, Class B	46,496	303,984
	Ependion AB	100,183	1,141,709
	Ework Group AB	46,094	617,948
	Fagerhult Group AB	336,247	2,057,288
	Fasadgruppen Group AB	7,775	47,403
*	Fastighets AB Trianon	20,413	45,197
*	Fastighetsbolaget Emilshus AB, Class B	22,290	85,383
	FastPartner AB (FPARA SS), Class A	74,243	482,946
	FastPartner AB (FPARD SS), Class D	35	234
#	Fenix Outdoor International AG	21,924	1,273,102
#	G5 Entertainment AB	37,607	443,065
	Granges AB	847,482	10,345,966
#	Hanza AB	130,202	725,990

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Heba Fastighets AB, Class B	361,003	$1,103,299
*	Hexatronic Group AB	188,356	1,113,421
	HMS Networks AB	162,147	6,308,141
* Ω	Hoist Finance AB	266,617	1,723,698
*	Humana AB	195,613	578,268
	Instalco AB	978,744	4,661,926
# *	International Petroleum Corp. (IPCO SS)	575,409	8,427,321
#	Intrum AB	132,234	517,017
	INVISIO AB	51,717	1,208,838
	Inwido AB	484,214	7,991,374
	ITAB Shop Concept AB	29,488	74,725
	JM AB	480,844	9,374,363
*	Karnov Group AB	117,160	837,685
# *	K-fast Holding AB	32,288	67,625
	Kindred Group PLC, SDR	25,445	300,644
*	Klarabo Sverige AB, Class B	18,680	33,853
	KNOW IT AB	167,348	2,548,847
	Lagercrantz Group AB, Class B	62,276	1,051,517
#	Lime Technologies AB	25,331	853,975
	Lindab International AB	646,025	15,983,142
	Loomis AB	407,171	12,974,592
*	Maha Energy AB	148,058	117,480
*	Medcap AB	20,542	1,154,143
	Medicover AB, Class B	37,174	670,729
	MEKO AB	261,990	2,749,219
*	Modern Times Group MTG AB, Class B	548,666	4,213,185
	Momentum Group AB	174,418	2,943,030
	Mycronic AB	137,347	4,816,233
#	NCAB Group AB	452,257	3,308,494
	NCC AB, Class B	546,284	8,434,483
#	Nederman Holding AB	48,375	985,311
*	Net Insight AB, Class B	1,846,012	1,155,476
#	New Wave Group AB, Class B	828,917	8,778,108
	Nilorngruppen AB, Class B	5,532	37,147
*	Nivika Fastigheter AB, Class B	10,217	43,948
*	Nobia AB	3,283,760	1,611,855
	Nolato AB, Class B	1,639,373	8,803,568
	Nordic Paper Holding AB	158,809	865,400
	Nordic Waterproofing Holding AB	83,900	1,262,506
*	Norion Bank AB	324,812	1,230,860
*	Norva24 Group AB	17,804	51,182
# *	Note AB	100,209	1,335,515
	NP3 Fastigheter AB	178,321	4,267,493
	Nyfosa AB	1,209,815	12,381,759
	OEM International AB, Class B	344,577	3,976,383
# *	Orron Energy AB	973,386	695,110
*	Ovzon AB	568	1,162
*	OX2 AB	238,650	1,321,888
	Peab AB, Class B	827,306	6,170,323
	Platzer Fastigheter Holding AB, Class B	347,104	3,175,044
	Prevas AB, Class B	14,315	193,910
*	Pricer AB, Class B	774,633	918,236
	Proact IT Group AB	206,921	3,095,167
	Ratos AB, Class B	1,350,616	4,345,704
#	RaySearch Laboratories AB	172,980	2,197,810
	Rejlers AB	948	14,075
Ω	Resurs Holding AB	587,419	1,255,531
	Rottneros AB	672,020	710,521
	Rvrc Holding AB	151,137	624,011

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Scandi Standard AB	369,860	$2,836,059
* Ω	Scandic Hotels Group AB	1,124,717	6,845,212
*	Sdiptech AB, Class B	90,556	2,773,024
*	Sedana Medical AB	35,048	78,102
*	Sensys Gatso Group AB	43,904	291,932
* Ω	Sinch AB	3,432,737	9,304,188
*	Sivers Semiconductors AB	68,258	32,422
	SkiStar AB	317,931	4,681,891
	Solid Forsakring AB	86,686	710,879
*	Stendorren Fastigheter AB	6,293	110,254
*	Stillfront Group AB	2,238,435	1,871,585
#	Storskogen Group AB, Class B	4,860,136	3,946,370
	Synsam AB	73,980	347,838
	Systemair AB	413,346	3,119,210
	Tethys Oil AB	216,804	723,493
*	TF Bank AB	5,604	134,317
	Troax Group AB	250,686	5,694,294
#	Truecaller AB, Class B	684,949	2,169,389
	VBG Group AB, Class B	61,099	2,434,334
*	Vestum AB	51,049	46,944
# *	Viaplay Group AB	193,548	16,846
	Vitec Software Group AB, Class B	82,714	4,326,994
	Vitrolife AB	79,537	1,710,543
	Volati AB	11,330	126,594
	XANO Industri AB, Class B	5,023	38,232
TOTAL SWEDEN			426,233,361
SWITZERLAND — (17.3%)
	Accelleron Industries AG (ACLN SW)	259,867	12,859,424
	Adecco Group AG	601,316	20,467,783
	Allreal Holding AG	127,838	22,790,494
	ALSO Holding AG	46,741	14,171,447
*	Aluflexpack AG	4,910	84,061
*	ams-OSRAM AG	5,343,211	7,174,111
	APG SGA SA	8,182	1,842,583
*	Arbonia AG	308,639	4,465,430
*	Aryzta AG	6,446,041	12,340,399
	Ascom Holding AG	220,226	1,589,170
	Autoneum Holding AG	26,017	4,086,728
	Avolta AG	512,813	19,349,166
	Baloise Holding AG	98,975	17,712,692
	Banque Cantonale de Geneve	10,073	3,304,867
	Banque Cantonale du Jura SA	3,848	268,852
	Banque Cantonale Vaudoise	113,639	12,062,485
	Barry Callebaut AG	5,506	8,859,219
*	Basilea Pharmaceutica AG	40,607	1,838,058
	Belimo Holding AG	67,026	40,632,507
	Bell Food Group AG	14,291	4,045,592
	Bellevue Group AG	44,990	919,201
	Berner Kantonalbank AG	31,400	8,438,324
	BKW AG	144,734	26,181,140
	Bossard Holding AG, Class A	43,351	11,049,309
	Bucher Industries AG	53,084	21,505,868
	Burckhardt Compression Holding AG	14,619	10,185,799
	Burkhalter Holding AG	27,381	2,760,676
	Bystronic AG	8,214	2,954,756
#	Calida Holding AG	34,242	1,139,945
	Carlo Gavazzi Holding AG	3,383	1,020,165
	Cembra Money Bank AG	195,981	17,113,461

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
# *	Cicor Technologies Ltd.	15,422	$927,572
	Cie Financiere Tradition SA	10,201	1,667,102
	Clariant AG	1,418,992	21,048,693
	Coltene Holding AG	18,739	1,024,205
	Comet Holding AG	21,088	8,449,552
	COSMO Pharmaceuticals NV	15,693	1,333,605
	CPH Group AG	229	17,574
#	Daetwyler Holding AG	26,194	5,449,564
	DKSH Holding AG	234,221	18,322,523
# *	DocMorris AG	16,766	849,337
	dormakaba Holding AG	22,037	13,346,928
	EFG International AG	683,025	9,762,781
	Emmi AG	15,716	16,518,378
#	Feintool International Holding AG	39,987	818,168
	Flughafen Zurich AG	143,958	33,316,722
	Forbo Holding AG	8,340	8,983,524
	Fundamenta Real Estate AG	3,191	58,723
Ω	Galenica AG	305,886	26,605,412
# *	GAM Holding AG	682,619	183,848
	Georg Fischer AG	616,034	45,263,702
#	Gurit Holding AG, Class BR	24,348	1,219,033
	Helvetia Holding AG	258,089	38,501,477
	Hiag Immobilien Holding AG	28,234	2,400,076
	Huber & Suhner AG	110,667	9,690,506
	Hypothekarbank Lenzburg AG	6	27,996
	Implenia AG	91,269	3,307,578
*	Ina Invest Holding AG	34,544	662,659
	Inficon Holding AG	14,761	22,009,688
	Interroll Holding AG	4,863	15,713,358
	Intershop Holding AG	54,150	7,225,864
	Investis Holding SA	6,990	867,863
	Jungfraubahn Holding AG	19,997	4,577,662
	Kardex Holding AG	49,723	15,142,648
#	Komax Holding AG	22,696	3,449,408
*	Kudelski SA	217,692	402,549
	Landis & Gyr Group AG	94,470	8,557,196
	LEM Holding SA	3,884	5,672,562
	Liechtensteinische Landesbank AG	65,937	5,604,935
	Luzerner Kantonalbank AG	119,866	9,119,005
Ω	Medacta Group SA	16,488	2,362,090
Ω	Medmix AG	151,076	2,080,874
	Meier Tobler Group AG	45,826	1,471,571
	Metall Zug AG, Class B	1,164	1,691,049
	Mikron Holding AG	13,436	293,709
	Mobilezone Holding AG	305,440	4,980,860
	Mobimo Holding AG	62,895	18,837,542
* Ω	Montana Aerospace AG	20,433	434,758
	Naturenergie Holding AG	83,637	3,622,271
	Novavest Real Estate AG	1,614	60,568
	OC Oerlikon Corp. AG	1,163,931	6,547,283
*	Orascom Development Holding AG	93,520	433,614
#	Orell Fuessli AG	5,028	443,574
	Orior AG	41,050	2,597,069
	Phoenix Mecano AG	4,451	2,402,414
	Plazza AG, Class A	7,231	2,570,393
# * Ω	PolyPeptide Group AG	11,760	392,909
	PSP Swiss Property AG	337,750	45,133,856
	Rieter Holding AG	15,659	1,853,952
	Romande Energie Holding SA	68,578	4,156,504

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Schweiter Technologies AG	6,061	$2,843,289
# *	Schweizerische Nationalbank	23	95,534
* Ω	Sensirion Holding AG	6,017	564,467
	SFS Group AG	124,951	18,247,487
	Siegfried Holding AG	32,456	37,829,185
	SIG Group AG	578,080	12,139,728
	SKAN Group AG	15,025	1,356,550
	Softwareone Holding AG	242,536	4,842,341
	St. Galler Kantonalbank AG	17,965	8,862,470
	Stadler Rail AG	190,438	5,828,409
#	StarragTornos Group AG	2,819	158,191
	Sulzer AG	139,983	20,810,962
	Swiss Prime Site AG	182,651	18,305,340
*	Swiss Steel Holding AG	14,304	122,480
	Swissquote Group Holding SA	84,232	26,865,572
	Temenos AG	389,997	27,080,802
	Thurgauer Kantonalbank	3,152	443,781
	TX Group AG	18,706	3,445,684
	u-blox Holding AG	48,813	4,465,678
	Valiant Holding AG	101,375	11,494,663
Ω	VAT Group AG	10,829	5,426,801
	Vaudoise Assurances Holding SA	6,822	3,493,065
	Vetropack Holding AG	70,586	2,681,697
#	Vontobel Holding AG	218,761	14,333,743
	VP Bank AG, Class A	20,371	1,681,129
	VZ Holding AG	92,432	12,484,737
*	V-ZUG Holding AG	11,325	733,332
	Walliser Kantonalbank	19,594	2,564,027
#	Warteck Invest AG	117	220,506
	Ypsomed Holding AG	18,996	8,729,823
	Zehnder Group AG	82,191	5,176,736
	Zug Estates Holding AG, Class B	1,242	2,405,608
	Zuger Kantonalbank	711	6,714,625
TOTAL SWITZERLAND			1,056,128,990
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	98,323	648,978
	Noble Corp. PLC	2,591	121,368
TOTAL UNITED STATES			770,346
TOTAL COMMON STOCKS			5,811,867,119
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
	Draegerwerk AG & Co. KGaA, 3.711%	54,390	2,860,334
	Einhell Germany AG, 1.635%	290	55,843
	FUCHS SE, 2.764%	477,660	20,754,868
	Jungheinrich AG, 2.553%	346,549	10,969,965
	Sixt SE, 7.627%	114,717	6,361,270
	STO SE & Co. KGaA, 4.032%	16,514	2,210,435
	Villeroy & Boch AG, 6.158%	41,086	767,037
TOTAL GERMANY			43,979,752
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* ††	CA Immobilien Anlagen AG Rights	497,492	0
* ††	S Immo AG Rights	346,922	0

The Continental Small Company Series
CONTINUED
		Shares	Value»

AUSTRIA — (Continued)
*	Strabag SE Rights	107,907	$0
FRANCE — (0.0%)
# *	Axway Software Rights SA 08/20/2024	39,876	60,418
ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/2030	116,038	0
TOTAL RIGHTS/WARRANTS			60,418
TOTAL INVESTMENT SECURITIES (Cost $4,671,564,292)			5,855,907,289

			Value†
SECURITIES LENDING COLLATERAL — (3.7%)
@ §	The DFA Short Term Investment Fund	19,614,324	226,878,886
TOTAL INVESTMENTS — (100.0%)
(Cost $4,898,451,405)^^			$6,082,786,175

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$194,380,327	—	$194,380,327
Belgium	$816,142	217,295,812	—	218,111,954
Denmark	—	449,670,425	—	449,670,425
Finland	8,037,659	336,435,591	—	344,473,250
France	—	691,321,770	—	691,321,770
Germany	—	819,754,903	—	819,754,903
Ireland	1,717,592	38,894,030	—	40,611,622
Israel	865,410	107,892,163	—	108,757,573
Italy	—	619,048,823	—	619,048,823
Netherlands	427,104	277,563,992	—	277,991,096
Norway	302,769	119,526,119	—	119,828,888
Portugal	—	56,640,288	—	56,640,288
Singapore	—	5,007,738	—	5,007,738
Spain	—	383,135,765	—	383,135,765
Sweden	—	426,233,361	—	426,233,361
Switzerland	—	1,056,128,990	—	1,056,128,990
United States	—	770,346	—	770,346

The Continental Small Company Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$43,979,752	—	$43,979,752
Rights/Warrants
France	—	60,418	—	60,418
Securities Lending Collateral	—	226,878,886	—	226,878,886
Total Investments in Securities	$12,166,676	$6,070,619,499	—˂˃	$6,082,786,175

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.4%)
BRAZIL — (3.1%)
	Ambev SA (ABEV US), ADR	1,651,805	$3,402,718
*	Atacadao SA	618,046	1,011,838
	B3 SA - Brasil Bolsa Balcao	2,053,771	3,939,679
	Banco Bradesco SA (BBDC3 BZ)	548,576	1,089,170
	Banco BTG Pactual SA	486,239	2,803,365
	Banco do Brasil SA	762,700	3,580,118
	Banco Santander Brasil SA	145,083	734,886
	BB Seguridade Participacoes SA	367,443	2,284,764
*	BRF SA	427,700	1,592,490
	Caixa Seguridade Participacoes SA	285,695	728,361
	CCR SA	833,087	1,823,434
	Centrais Eletricas Brasileiras SA	574,477	4,018,998
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	31,544	493,033
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	205,800	3,210,628
	Cia Energetica de Minas Gerais (CMIG3 BZ)	303,222	674,941
	Cia Paranaense de Energia - Copel (CPLE3 BZ)	417,797	663,316
#	Cia Paranaense de Energia - Copel (ELP US), Sponsored ADR	17,400	123,366
	Cia Paranaense de Energia - Copel (ELPC US), ADR	4,349	27,529
	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	29,567	62,091
	Cosan SA	994,086	2,349,819
	CPFL Energia SA	153,500	881,462
*	Embraer SA (EMBR3 BZ)	93,900	727,307
*	Embraer SA (ERJ US), Sponsored ADR	92,800	2,882,368
	Energisa SA	342,721	2,661,834
*	Eneva SA	663,321	1,481,174
	Engie Brasil Energia SA	170,676	1,334,653
	Equatorial Energia SA	774,926	4,471,873
	Gerdau SA, Sponsored ADR	840,441	2,723,029
* Ω	Hapvida Participacoes e Investimentos SA	4,815,609	3,465,172
	Hypera SA	211,561	1,077,227
	JBS SA	625,375	3,728,268
	Klabin SA	1,339,375	5,230,907
	Localiza Rent a Car SA	350,167	2,713,475
	Lojas Renner SA	30,967	72,598
	Natura & Co. Holding SA	885,911	2,338,455
	Neoenergia SA	196,742	630,281
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	216,306	3,086,687
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	511,889	6,736,459
	Petroleo Brasileiro SA (PETR3 BZ)	2,739,756	19,666,044
	Porto Seguro SA	177,474	960,141
	PRIO SA	602,238	5,116,119
	Raia Drogasil SA	813,871	3,971,401
Ω	Rede D'Or Sao Luiz SA	158,456	772,929
	Rumo SA	407,506	1,595,831
	Suzano SA (SUZB3 BZ)	540,219	5,144,170
	Telefonica Brasil SA (VIVT3 BZ)	205,562	1,763,003
	TIM SA	705,539	2,181,674
	TOTVS SA	323,491	1,587,100
	Ultrapar Participacoes SA (UGPA3 BZ)	756,653	2,971,149
	Vale SA (VALE US), Sponsored ADR	485,147	5,263,840
	Vale SA (VALE3 BZ)	1,826,762	19,904,584
	Vibra Energia SA	969,487	3,969,718

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	WEG SA	714,611	$6,400,501
TOTAL BRAZIL			162,125,977
CHILE — (0.4%)
	Banco de Chile (BCH US), ADR	126,043	3,014,956
	Banco de Credito e Inversiones SA	57,235	1,673,647
#	Banco Santander Chile (BSAC US), ADR	77,553	1,557,264
	Banco Santander Chile (BSAN CI)	814,687	40,567
	Cencosud SA	1,491,991	2,757,857
	Cencosud Shopping SA	386,028	602,890
	Cia Cervecerias Unidas SA (CCU CI)	19,550	107,954
	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	4,269	46,874
	Cia Sud Americana de Vapores SA	15,964,457	1,097,151
	Colbun SA	2,710,935	352,583
	Embotelladora Andina SA, ADR, Class B	5,680	108,658
	Empresas CMPC SA	937,397	1,628,222
	Empresas Copec SA	218,521	1,521,962
	Enel Americas SA (ENELAM CI)	6,119,171	572,693
	Enel Chile SA (ENELCHIL CI)	19,740,466	1,127,578
*	Falabella SA	545,778	1,807,912
	Plaza SA	277,577	430,272
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	76,079	2,895,567
TOTAL CHILE			21,344,607
CHINA — (21.6%)
	360 Security Technology, Inc., Class A	178,500	185,213
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	140,663	257,585
	Accelink Technologies Co. Ltd., Class A	45,400	214,885
*	ADAMA Ltd., Class A	40,900	25,621
*	Addsino Co. Ltd., Class A	47,800	43,281
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	73,088
	Advanced Technology & Materials Co. Ltd., Class A	15,100	17,934
	AECC Aero-Engine Control Co. Ltd., Class A	83,957	253,791
	AECC Aviation Power Co. Ltd., Class A	79,700	438,446
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	11,600	21,544
	Agricultural Bank of China Ltd., Class H	14,160,000	6,336,494
	Aier Eye Hospital Group Co. Ltd., Class A	369,505	565,990
# *	Air China Ltd., Class H	1,252,000	566,984
	Aisino Corp., Class A	136,900	154,672
	Alibaba Group Holding Ltd. (9988 HK)	3,966,101	39,027,307
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	526,727	41,532,424
# *	Alibaba Health Information Technology Ltd.	1,594,000	674,232
	All Winner Technology Co. Ltd., Class A	9,000	30,816
	Aluminum Corp. of China Ltd., Class H	6,868,000	3,844,601
	Amlogic Shanghai Co. Ltd., Class A	18,181	166,303
	An Hui Wenergy Co. Ltd., Class A	115,518	141,835
	Andon Health Co. Ltd., Class A	12,300	67,950
	Angel Yeast Co. Ltd., Class A	60,800	252,062
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	141,454
	Anhui Conch Cement Co. Ltd., Class H	1,090,000	2,657,674
	Anhui Guangxin Agrochemical Co. Ltd., Class A	40,800	63,705
	Anhui Gujing Distillery Co. Ltd., Class A	20,516	534,003
	Anhui Heli Co. Ltd., Class A	27,700	69,146
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	94,100	134,747
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	48,000	91,650
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	101,500	282,851
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	142,800	87,376
	Anhui Jinhe Industrial Co. Ltd., Class A	17,700	50,376

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Kouzi Distillery Co. Ltd., Class A	61,200	$323,415
	Anhui Xinhua Media Co. Ltd., Class A	65,500	57,006
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	274,606
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	123,900	208,115
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	5,965	95,085
	Anjoy Foods Group Co. Ltd., Class A	16,400	180,349
	Anker Innovations Technology Co. Ltd., Class A	24,180	181,996
	ANTA Sports Products Ltd.	1,132,000	10,132,348
	Apeloa Pharmaceutical Co. Ltd., Class A	76,500	152,311
	Arcsoft Corp. Ltd., Class A	11,355	42,923
	Arctech Solar Holding Co. Ltd., Class A	9,977	89,950
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	86,374	185,303
*	ASR Microelectronics Co. Ltd., Class A	16,813	88,088
	Asymchem Laboratories Tianjin Co. Ltd., Class A	25,670	263,313
	Aurisco Pharmaceutical Co. Ltd., Class A	6,800	22,935
	Autel Intelligent Technology Corp. Ltd., Class A	16,358	58,677
	Autobio Diagnostics Co. Ltd., Class A	28,600	166,691
	Avary Holding Shenzhen Co. Ltd., Class A	173,176	895,472
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	109,298
	Avicopter PLC, Class A	32,004	186,894
*	Baidu, Inc. (9888 HK), Class A	1,561,000	17,307,745
*	Baidu, Inc. (BIDU US), Sponsored ADR	2,292	203,002
	Baiyin Nonferrous Group Co. Ltd., Class A	120,800	45,572
	Bank of Beijing Co. Ltd., Class A	697,408	514,300
	Bank of Changsha Co. Ltd., Class A	349,784	364,158
	Bank of Chengdu Co. Ltd., Class A	371,850	750,829
	Bank of China Ltd., Class H	43,912,181	19,553,571
	Bank of Communications Co. Ltd., Class H	5,614,515	4,079,443
	Bank of Guiyang Co. Ltd., Class A	290,023	211,077
	Bank of Hangzhou Co. Ltd., Class A	242,404	451,705
	Bank of Jiangsu Co. Ltd., Class A	977,270	1,040,024
	Bank of Nanjing Co. Ltd., Class A	454,780	635,219
	Bank of Ningbo Co. Ltd., Class A	275,742	820,768
	Bank of Shanghai Co. Ltd., Class A	458,383	462,322
	Bank of Suzhou Co. Ltd., Class A	415,260	413,614
	Bank of Xi'an Co. Ltd., Class A	147,800	67,940
	Baoji Titanium Industry Co. Ltd., Class A	17,600	60,234
	Baoshan Iron & Steel Co. Ltd., Class A	821,000	772,308
	Baowu Magnesium Technology Co. Ltd., Class A	84,280	119,435
	Beibuwan Port Co. Ltd., Class A	41,800	44,296
*	BeiGene Ltd. (6160 HK)	249,200	3,170,508
# *	BeiGene Ltd. (BGNE US), ADR	574	95,617
	Beijing Balance Medical Technology Co. Ltd., Class A	1,400	19,764
	Beijing BDStar Navigation Co. Ltd., Class A	21,100	76,518
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	331,687
*	Beijing Compass Technology Development Co. Ltd., Class A	20,100	112,229
	Beijing Dabeinong Technology Group Co. Ltd., Class A	205,661	116,448
	Beijing Dahao Technology Corp. Ltd., Class A	23,600	42,077
	Beijing Easpring Material Technology Co. Ltd., Class A	37,700	160,737
	Beijing eGOVA Co. Ltd., Class A	21,300	42,281
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	20,700	49,553
	Beijing Enlight Media Co. Ltd., Class A	153,706	164,291
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	49,700	36,283
	Beijing Haohua Energy Resource Co. Ltd., Class A	100,100	111,576
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	3,101	40,059
*	Beijing Jetsen Technology Co. Ltd., Class A	173,800	93,414
	Beijing Kingsoft Office Software, Inc., Class A	7,538	219,959
	Beijing New Building Materials PLC, Class A	118,603	426,269
	Beijing Originwater Technology Co. Ltd., Class A	370,349	216,774

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Roborock Technology Co. Ltd., Class A	1,573	$68,476
	Beijing Shiji Information Technology Co. Ltd., Class A	103,028	79,876
	Beijing Shougang Co. Ltd., Class A	373,100	144,063
*	Beijing Shunxin Agriculture Co. Ltd., Class A	33,400	79,371
	Beijing Sifang Automation Co. Ltd., Class A	46,600	112,268
	Beijing Sinnet Technology Co. Ltd., Class A	131,788	151,033
	Beijing Tiantan Biological Products Corp. Ltd., Class A	69,739	240,241
	Beijing Tongrentang Co. Ltd., Class A	68,700	354,710
	Beijing Ultrapower Software Co. Ltd., Class A	122,700	141,771
	Beijing United Information Technology Co. Ltd., Class A	47,686	145,704
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	14,280	136,380
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	241,064
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	35,600	40,958
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,462,600	1,158,089
*	Beiqi Foton Motor Co. Ltd., Class A	392,100	154,952
	Bethel Automotive Safety Systems Co. Ltd., Class A	41,440	240,172
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	114,396
	BGI Genomics Co. Ltd., Class A	26,000	129,922
	Biem.L.Fdlkk Garment Co. Ltd., Class A	35,400	106,609
*	Bilibili, Inc., Class Z	26,500	403,227
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	15,995	137,243
	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	56,279
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	140,600	104,623
	Bluestar Adisseo Co., Class A	64,100	99,215
Ω	BOC Aviation Ltd.	4,700	41,241
	BOC International China Co. Ltd., Class A	136,800	178,103
	BOE Technology Group Co. Ltd., Class A	2,192,452	1,197,094
*	Bohai Leasing Co. Ltd., Class A	400,500	160,899
	Bosideng International Holdings Ltd.	278,000	138,959
	Bright Dairy & Food Co. Ltd., Class A	98,800	112,398
	BrightGene Bio-Medical Technology Co. Ltd., Class A	10,089	37,665
	BTG Hotels Group Co. Ltd., Class A	92,300	158,513
	BYD Co. Ltd., Class H	533,886	15,805,568
	BYD Electronic International Co. Ltd.	994,000	3,868,523
	By-health Co. Ltd., Class A	106,193	199,210
	C&S Paper Co. Ltd., Class A	49,000	49,153
	Caitong Securities Co. Ltd., Class A	241,690	230,475
	Camel Group Co. Ltd., Class A	51,100	52,999
	Canmax Technologies Co. Ltd., Class A	80,470	193,397
	Castech, Inc., Class A	14,100	45,143
	Cathay Biotech, Inc., Class A	12,560	68,299
	CCCC Design & Consulting Group Co. Ltd., Class A	55,700	70,598
	CECEP Solar Energy Co. Ltd., Class A	280,700	172,971
	CECEP Wind-Power Corp., Class A	626,860	261,234
	Central China Land Media Co. Ltd., Class A	65,400	93,017
*	CETC Chips Technology, Inc., Class A	27,200	42,358
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,500	62,894
	CETC Digital Technology Co. Ltd., Class A	27,800	67,807
	CETC Potevio Science&Technology Co. Ltd., Class A	19,000	50,524
Ω	CGN Power Co. Ltd., Class H	5,876,000	2,399,576
	Changchun High-Tech Industry Group Co. Ltd., Class A	22,500	295,364
	Changjiang Publishing & Media Co. Ltd., Class A	66,200	74,134
	Changjiang Securities Co. Ltd., Class A	287,770	206,383
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	191,508
	Chaozhou Three-Circle Group Co. Ltd., Class A	74,505	338,035
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,300	14,904
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	46,500	134,562
	Chengdu Xingrong Environment Co. Ltd., Class A	160,200	177,351
	Chengxin Lithium Group Co. Ltd., Class A	68,129	122,782

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengzhi Co. Ltd., Class A	55,300	$54,710
	Chifeng Jilong Gold Mining Co. Ltd., Class A	97,300	265,333
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	174,363
	China Baoan Group Co. Ltd., Class A	161,034	187,917
	China CITIC Bank Corp. Ltd., Class H	7,801,928	4,668,910
	China Coal Energy Co. Ltd., Class H	3,325,777	3,369,382
	China Coal Xinji Energy Co. Ltd., Class A	187,000	223,364
	China Construction Bank Corp., Class H	53,612,590	37,436,909
	China CSSC Holdings Ltd., Class A	82,717	469,512
# *	China Eastern Airlines Corp. Ltd., Class H	1,332,000	348,065
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	765,405
	China Everbright Bank Co. Ltd., Class H	2,544,000	768,110
*	China Film Co. Ltd., Class A	54,000	80,267
*	China First Heavy Industries Co. Ltd., Class A	172,000	57,617
	China Galaxy Securities Co. Ltd., Class H	3,972,500	2,033,196
	China Gas Holdings Ltd.	922,200	838,667
	China Great Wall Securities Co. Ltd., Class A	196,900	191,600
*	China Greatwall Technology Group Co. Ltd., Class A	141,000	169,814
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	114,800	139,817
	China Hainan Rubber Industry Group Co. Ltd., Class A	90,600	54,862
#	China Hongqiao Group Ltd.	2,952,000	3,677,028
# Ω	China International Capital Corp. Ltd., Class H	1,332,800	1,485,529
	China International Marine Containers Group Co. Ltd., Class H	297,830	231,386
	China Jushi Co. Ltd., Class A	420,898	618,917
	China Kings Resources Group Co. Ltd., Class A	34,300	127,250
	China Life Insurance Co. Ltd., Class H	4,102,000	5,690,934
	China Longyuan Power Group Corp. Ltd., Class H	2,677,000	2,400,351
	China Meheco Group Co. Ltd., Class A	121,131	173,553
	China Mengniu Dairy Co. Ltd.	1,951,000	3,264,594
	China Merchants Bank Co. Ltd., Class H	2,884,554	11,955,974
	China Merchants Energy Shipping Co. Ltd., Class A	794,540	857,917
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	93,100	158,732
	China Merchants Port Holdings Co. Ltd.	367,950	541,046
	China Merchants Property Operation & Service Co. Ltd., Class A	51,200	70,371
# Ω	China Merchants Securities Co. Ltd., Class H	442,660	352,064
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	282,873	344,255
	China Minsheng Banking Corp. Ltd., Class H	4,691,600	1,662,752
	China National Accord Medicines Corp. Ltd., Class A	44,000	184,435
	China National Chemical Engineering Co. Ltd., Class A	336,600	349,132
	China National Gold Group Gold Jewellery Co. Ltd., Class A	113,400	140,505
	China National Medicines Corp. Ltd., Class A	48,400	225,818
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,562,760
*	China National Software & Service Co. Ltd., Class A	15,200	65,076
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	32,300	21,380
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	323,448
	China Oilfield Services Ltd., Class H	2,252,000	1,983,773
	China Overseas Land & Investment Ltd.	2,749,000	4,444,130
	China Pacific Insurance Group Co. Ltd., Class H	2,009,800	5,342,080
	China Petroleum & Chemical Corp., Class H	17,726,800	11,360,817
	China Petroleum Engineering Corp., Class A	172,500	75,849
	China Publishing & Media Co. Ltd., Class A	66,700	54,457
	China Railway Group Ltd., Class H	3,976,000	1,938,942
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	172,623
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,147,000	475,738
	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	60,370
	China Resources Beer Holdings Co. Ltd.	1,558,611	4,848,720
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	142,197

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	$255,415
	China Resources Gas Group Ltd.	1,114,500	3,782,366
	China Resources Land Ltd.	3,023,666	9,038,011
	China Resources Microelectronics Ltd., Class A	36,969	203,482
Ω	China Resources Mixc Lifestyle Services Ltd.	49,600	139,039
	China Resources Power Holdings Co. Ltd.	1,620,517	4,457,773
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	57,665	329,429
	China Science Publishing & Media Ltd., Class A	20,500	51,447
	China Shenhua Energy Co. Ltd., Class H	2,474,000	10,287,164
	China South Publishing & Media Group Co. Ltd., Class A	141,000	230,597
*	China Southern Airlines Co. Ltd., Class H	2,340,000	859,573
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	107,900	63,780
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	34,521
	China Southern Power Grid Technology Co. Ltd., Class A	5,590	21,083
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,356,584
	China State Construction International Holdings Ltd.	140,000	195,719
	China Tianying, Inc., Class A	127,000	81,084
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	38,300	363,914
Ω	China Tower Corp. Ltd., Class H	58,452,000	7,171,973
	China TransInfo Technology Co. Ltd., Class A	92,200	112,350
	China Tungsten & Hightech Materials Co. Ltd., Class A	68,800	81,855
# *	China Vanke Co. Ltd., Class H	2,174,120	1,192,182
	China Wafer Level CSP Co. Ltd., Class A	22,700	66,333
	China World Trade Center Co. Ltd., Class A	34,000	100,519
	China XD Electric Co. Ltd., Class A	121,000	120,068
	China Yangtze Power Co. Ltd., Class A	756,147	3,124,678
	China Zhenhua Group Science & Technology Co. Ltd., Class A	42,000	236,024
	China Zheshang Bank Co. Ltd., Class H	2,109,499	572,528
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	80,600	145,437
	Chongqing Brewery Co. Ltd., Class A	27,100	232,468
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	599,963
	Chongqing Chuanyi Automation Co. Ltd., Class A	17,730	45,083
	Chongqing Department Store Co. Ltd., Class A	16,700	44,412
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	106,000	152,683
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	59,600	103,048
	Chongqing Gas Group Corp. Ltd., Class A	23,054	17,934
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,532,000	1,311,006
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	116,500	145,861
	Chongqing Taiji Industry Group Co. Ltd., Class A	35,900	125,894
	Chongqing Zhifei Biological Products Co. Ltd., Class A	140,970	552,987
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	43,300	77,699
	Chow Tai Seng Jewellery Co. Ltd., Class A	109,200	183,131
	CITIC Ltd.	4,343,000	4,004,104
	CITIC Securities Co. Ltd., Class H	1,185,800	1,783,330
	CMOC Group Ltd., Class H	2,772,966	2,211,604
	CMST Development Co. Ltd., Class A	132,100	89,875
	CNGR Advanced Material Co. Ltd., Class A	37,400	154,818
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	98,795
	CNOOC Energy Technology & Services Ltd., Class A	655,100	350,022
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	81,000	84,223
*	COFCO Biotechnology Co. Ltd., Class A	77,200	54,580
	COFCO Capital Holdings Co. Ltd., Class A	57,700	64,573
	COFCO Sugar Holding Co. Ltd., Class A	173,300	210,462
*	COL Group Co. Ltd., Class A	15,600	44,217
	Contemporary Amperex Technology Co. Ltd., Class A	222,236	5,725,824
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,976,000	2,370,451
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,032,799	5,759,288

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	161,900	$130,979
	CRRC Corp. Ltd., Class H	2,592,000	1,606,112
Ω	CSC Financial Co. Ltd., Class H	646,500	457,236
	CSG Holding Co. Ltd., Class A	95,900	66,895
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	118,063
	CSPC Pharmaceutical Group Ltd.	13,711,200	10,199,017
*	CSSC Science & Technology Co. Ltd., Class A	65,900	121,363
	Dajin Heavy Industry Co. Ltd., Class A	27,500	84,210
	Daqin Railway Co. Ltd., Class A	721,260	695,619
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	87,312	158,911
	Datang International Power Generation Co. Ltd., Class H	950,000	191,019
	DBG Technology Co. Ltd., Class A	34,500	97,842
	Deppon Logistics Co. Ltd., Class A	88,500	157,936
	DHC Software Co. Ltd., Class A	257,400	165,078
	Digital China Group Co. Ltd., Class A	55,900	183,253
	Digital China Information Service Group Co. Ltd., Class A	13,600	16,738
	Do-Fluoride New Materials Co. Ltd., Class A	74,592	113,179
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	288,415
	Dongfang Electric Corp. Ltd., Class H	305,200	409,402
	Dongfang Electronics Co. Ltd., Class A	58,600	91,283
	DongFeng Automobile Co. Ltd., Class A	56,400	59,247
	Dongguan Aohai Technology Co. Ltd., Class A	8,600	37,831
	Dongguan Development Holdings Co. Ltd., Class A	47,800	67,905
	Dongxing Securities Co. Ltd., Class A	168,218	204,685
	East Group Co. Ltd., Class A	36,900	13,891
	East Money Information Co. Ltd., Class A	430,973	664,343
	Eastern Communications Co. Ltd., Class A	16,300	21,374
	Easyhome New Retail Group Co. Ltd., Class A	340,800	121,378
	Ecovacs Robotics Co. Ltd., Class A	27,000	153,897
	Edifier Technology Co. Ltd., Class A	47,900	78,564
	Electric Connector Technology Co. Ltd., Class A	19,200	91,008
	ENN Energy Holdings Ltd.	672,000	4,702,159
	ENN Natural Gas Co. Ltd., Class A	244,700	663,873
	Eoptolink Technology, Inc. Ltd., Class A	10,100	141,353
	Estun Automation Co. Ltd., Class A	50,100	92,155
	Eve Energy Co. Ltd., Class A	70,305	373,903
# Ω	Everbright Securities Co. Ltd., Class H	395,600	257,163
	Explosive Co. Ltd., Class A	18,637	27,304
	Eyebright Medical Technology Beijing Co. Ltd., Class A	5,640	61,460
	Fangda Carbon New Material Co. Ltd., Class A	244,724	151,014
	Fangda Special Steel Technology Co. Ltd., Class A	79,447	43,998
*	Farasis Energy Gan Zhou Co. Ltd., Class A	59,039	78,782
	FAW Jiefang Group Co. Ltd., Class A	87,000	101,964
	FAWER Automotive Parts Co. Ltd., Class A	22,900	16,215
	FESCO Group Co. Ltd., Class A	24,600	53,450
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	70,200	152,409
	Fibocom Wireless, Inc., Class A	29,900	51,695
	First Capital Securities Co. Ltd., Class A	235,500	172,550
	Flat Glass Group Co. Ltd., Class H	53,000	76,914
	Focus Media Information Technology Co. Ltd., Class A	609,997	489,191
	Foryou Corp., Class A	27,600	102,561
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	115,767	563,061
	Fosun International Ltd.	856,222	446,050
	Founder Securities Co. Ltd., Class A	294,600	316,463
	Foxconn Industrial Internet Co. Ltd., Class A	501,300	1,684,101
	Fujian Boss Software Development Co. Ltd., Class A	12,400	20,122
	Fujian Funeng Co. Ltd., Class A	255,070	378,157
	Fujian Sunner Development Co. Ltd., Class A	98,380	183,423
	Fushun Special Steel Co. Ltd., Class A	72,500	58,724

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	527,200	$2,755,408
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	110,321
# Ω	Ganfeng Lithium Group Co. Ltd., Class H	360,199	756,374
	Gansu Energy Chemical Co. Ltd., Class A	570,100	221,812
	Gaona Aero Material Co. Ltd., Class A	38,100	84,136
	G-bits Network Technology Xiamen Co. Ltd., Class A	4,700	108,442
	GCL Energy Technology Co. Ltd., Class A	130,300	141,995
*	GCL System Integration Technology Co. Ltd., Class A	51,500	13,903
	GD Power Development Co. Ltd., Class A	607,100	467,225
	Geely Automobile Holdings Ltd.	7,311,000	7,428,393
	GEM Co. Ltd., Class A	249,176	213,636
	Gemdale Corp., Class A	289,000	126,255
	Geovis Technology Co. Ltd., Class A	9,315	41,004
	GEPIC Energy Development Co. Ltd., Class A	66,600	54,835
#	GF Securities Co. Ltd., Class H	1,027,600	883,402
	Giant Network Group Co. Ltd., Class A	119,200	154,223
*	GigaDevice Semiconductor, Inc., Class A	22,974	273,985
	Ginlong Technologies Co. Ltd., Class A	48,225	426,176
	Glarun Technology Co. Ltd., Class A	69,600	132,335
	GoerTek, Inc., Class A	151,300	451,678
	Goke Microelectronics Co. Ltd., Class A	4,300	32,950
	Goneo Group Co. Ltd., Class A	24,963	242,134
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	8,803	73,602
	GoodWe Technologies Co. Ltd. (688390 CH), Class A	6,373	53,285
	Gotion High-tech Co. Ltd., Class A	83,100	225,033
	Grandblue Environment Co. Ltd., Class A	37,200	111,204
*	Grandjoy Holdings Group Co. Ltd., Class A	97,100	32,944
	Great Wall Motor Co. Ltd., Class H	1,680,000	2,293,835
	Gree Electric Appliances, Inc. of Zhuhai, Class A	156,233	865,262
*	Gree Real Estate Co. Ltd., Class A	75,800	54,755
	GRG Banking Equipment Co. Ltd., Class A	142,000	198,241
	Guangdong Aofei Data Technology Co. Ltd., Class A	31,100	43,967
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	104,300	68,608
	Guangdong Construction Engineering Group Co. Ltd., Class A	219,200	108,096
	Guangdong Haid Group Co. Ltd., Class A	82,800	503,406
	Guangdong HEC Technology Holding Co. Ltd., Class A	148,500	142,510
	Guangdong Hongda Holdings Group Co. Ltd., Class A	43,400	115,593
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	5,200	17,064
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	231,590
	Guangdong Tapai Group Co. Ltd., Class A	34,900	34,163
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	49,100	91,752
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	20,900	33,593
	Guanghui Energy Co. Ltd., Class A	519,300	437,900
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	30,100	73,559
	Guangxi Liugong Machinery Co. Ltd., Class A	39,500	54,910
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	8,200	20,853
	Guangzhou Automobile Group Co. Ltd., Class H	2,909,162	1,072,973
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	129,500	172,568
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	230,000	586,197
	Guangzhou Development Group, Inc., Class A	118,500	101,318
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	16,700	43,861
	Guangzhou Haige Communications Group, Inc. Co., Class A	140,752	194,463
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	29,301	117,910
	Guangzhou Port Co. Ltd., Class A	103,900	45,550
	Guangzhou Restaurant Group Co. Ltd., Class A	27,700	59,273
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	35,800	147,279
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	91,540	199,345
	Guangzhou Wondfo Biotech Co. Ltd., Class A	22,600	78,463
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	234,004	172,712

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	$108,278
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	41,000	43,626
	Guizhou Chanhen Chemical Corp., Class A	13,600	32,397
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	115,200	87,862
	Guocheng Mining Co. Ltd., Class A	31,700	44,271
	Guosen Securities Co. Ltd., Class A	186,700	228,551
*	Guosheng Financial Holding, Inc., Class A	141,700	201,598
# Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	385,600
	Guoyuan Securities Co. Ltd., Class A	227,040	209,089
	H World Group Ltd. (1179 HK)	750,000	2,255,655
#	H World Group Ltd. (HTHT US), ADR	86,463	2,593,890
Ω	Haidilao International Holding Ltd.	1,648,000	2,672,954
	Haier Smart Home Co. Ltd. (600690 C1), Class A	258,200	975,196
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,121,200	6,935,083
*	Hainan Airlines Holding Co. Ltd., Class A	684,200	104,100
	Hainan Drinda New Energy Technology Co. Ltd., Class A	2,000	10,600
	Hainan Haide Capital Management Co. Ltd., Class A	58,700	44,431
	Hainan Jinpan Smart Technology Co. Ltd., Class A	13,476	75,357
	Hainan Mining Co. Ltd., Class A	49,700	40,236
	Hainan Strait Shipping Co. Ltd., Class A	139,000	102,590
	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	99,342
	Haitong Securities Co. Ltd., Class H	2,468,400	1,141,291
	Hang Zhou Great Star Industrial Co. Ltd., Class A	103,300	348,475
	Hangcha Group Co. Ltd., Class A	103,180	238,277
	Hangjin Technology Co. Ltd., Class A	27,400	76,211
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	199,300	224,047
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	13,094	60,308
	Hangzhou First Applied Material Co. Ltd., Class A	74,529	160,347
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	6,681	57,202
	Hangzhou Iron & Steel Co., Class A	160,700	82,020
	Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	102,433
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	81,500	219,776
	Hangzhou Robam Appliances Co. Ltd., Class A	66,221	198,777
*	Hangzhou Silan Microelectronics Co. Ltd., Class A	62,422	186,313
	Han's Laser Technology Industry Group Co. Ltd., Class A	85,117	259,603
Ω	Hansoh Pharmaceutical Group Co. Ltd.	922,000	2,016,760
	Haohua Chemical Science & Technology Co. Ltd., Class A	20,600	80,447
	Harbin Boshi Automation Co. Ltd., Class A	57,200	97,366
	HBIS Resources Co. Ltd., Class A	32,400	63,580
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	71,100	173,694
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	10,780	65,665
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	72,400	211,953
	Hefei Meiya Optoelectronic Technology, Inc., Class A	65,195	142,268
	Heilongjiang Agriculture Co. Ltd., Class A	94,805	171,508
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	13,900	21,163
	Henan Lingrui Pharmaceutical Co., Class A	29,300	87,272
	Henan Mingtai Al Industrial Co. Ltd., Class A	58,700	99,360
	Henan Pinggao Electric Co. Ltd., Class A	47,700	132,277
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	243,000	553,678
	Henan Shuanghui Investment & Development Co. Ltd., Class A	169,629	541,353
*	Henan Zhongfu Industry Co. Ltd., Class A	182,800	61,953
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	128,721	217,685
	Hengli Petrochemical Co. Ltd., Class A	377,200	729,572
	Hengtong Optic-electric Co. Ltd., Class A	143,100	308,232
	Hengyi Petrochemical Co. Ltd., Class A	212,688	190,373
	Hesteel Co. Ltd., Class A	1,123,953	301,995
	Hexing Electrical Co. Ltd., Class A	18,500	108,353
	Hithink RoyalFlush Information Network Co. Ltd., Class A	18,381	271,916
	HLA Group Corp. Ltd., Class A	370,900	336,774

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hongfa Technology Co. Ltd., Class A	6,000	$22,750
	Hongta Securities Co. Ltd., Class A	97,320	96,527
*	Hoshine Silicon Industry Co. Ltd., Class A	22,300	147,627
	Hoymiles Power Electronics, Inc., Class A	1,385	25,431
	Hoyuan Green Energy Co. Ltd., Class A	50,200	109,940
# Ω	Hua Hong Semiconductor Ltd.	351,000	930,707
	Huaan Securities Co. Ltd., Class A	345,700	224,046
	Huada Automotive Technology Corp. Ltd., Class A	16,300	66,189
#	Huadian Power International Corp. Ltd., Class H	1,376,000	708,610
	Huadong Medicine Co. Ltd., Class A	87,800	354,511
	Huafon Chemical Co. Ltd., Class A	233,183	250,041
	Huagong Tech Co. Ltd., Class A	30,400	122,112
	Huaibei Mining Holdings Co. Ltd., Class A	267,900	552,488
	Huaihe Energy Group Co. Ltd., Class A	240,200	116,318
	Hualan Biological Engineering, Inc., Class A	78,500	179,130
	Huaming Power Equipment Co. Ltd., Class A	28,400	77,400
	Huaneng Power International, Inc., Class H	3,542,000	2,104,877
Ω	Huatai Securities Co. Ltd., Class H	1,164,400	1,288,271
	Huaxi Securities Co. Ltd., Class A	175,000	165,506
	Huaxia Bank Co. Ltd., Class A	644,456	559,924
	Huayu Automotive Systems Co. Ltd., Class A	170,400	367,606
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,100	13,570
*	Hubei Dinglong Co. Ltd., Class A	44,900	134,061
	Hubei Energy Group Co. Ltd., Class A	227,983	162,489
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	17,100	78,389
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	449,274
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	79,300	205,017
	Hubei Yihua Chemical Industry Co. Ltd., Class A	25,100	40,701
	Huizhou Desay Sv Automotive Co. Ltd., Class A	18,400	243,219
	Humanwell Healthcare Group Co. Ltd., Class A	129,100	356,257
	Hunan Gold Corp. Ltd., Class A	47,600	113,179
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	15,300	51,748
*	Hunan New Wellful Co. Ltd., Class A	21,800	18,460
	Hunan Valin Steel Co. Ltd., Class A	694,400	447,029
	Hundsun Technologies, Inc., Class A	58,829	149,175
	IEIT Systems Co. Ltd., Class A	59,084	307,442
	Iflytek Co. Ltd., Class A	66,700	367,833
	IKD Co. Ltd., Class A	88,400	169,297
	Imeik Technology Development Co. Ltd., Class A	8,560	208,303
	Industrial & Commercial Bank of China Ltd., Class H	28,097,185	15,565,330
	Industrial Bank Co. Ltd., Class A	643,039	1,490,488
	Industrial Securities Co. Ltd., Class A	299,748	226,458
	INESA Intelligent Tech, Inc., Class A	38,400	58,282
	Infore Environment Technology Group Co. Ltd., Class A	233,424	139,714
	Ingenic Semiconductor Co. Ltd., Class A	18,000	139,415
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	280,255
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	783,995
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	181,656	213,083
	Inner Mongolia Furui Medical Science Co. Ltd., Class A	9,400	61,405
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	605,803	314,485
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	115,100	204,915
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	265,000	920,566
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	392,700	368,509
* Ω	Innovent Biologics, Inc.	478,000	2,366,254
	Intco Medical Technology Co. Ltd., Class A	24,200	92,046
	iRay Technology Co. Ltd., Class A	6,115	90,909
*	IRICO Display Devices Co. Ltd., Class A	252,400	227,544
	JA Solar Technology Co. Ltd., Class A	256,004	382,689

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jade Bird Fire Co. Ltd., Class A	23,382	$36,986
	Jafron Biomedical Co. Ltd., Class A	26,800	99,140
	Jason Furniture Hangzhou Co. Ltd., Class A	65,080	228,554
	JCET Group Co. Ltd., Class A	123,300	571,426
	JCHX Mining Management Co. Ltd., Class A	29,000	165,925
* Ω	JD Health International, Inc.	948,050	2,631,356
* Ω	JD Logistics, Inc.	2,169,000	2,230,844
	JD.com, Inc. (9618 HK), Class A	1,213,771	16,004,296
#	JD.com, Inc. (JD US), ADR	124,763	3,292,496
	Jiangling Motors Corp. Ltd., Class A	25,000	111,045
	Jiangsu Azure Corp., Class A	37,700	44,479
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	267,500	103,650
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	341,515	342,561
	Jiangsu Eastern Shenghong Co. Ltd., Class A	205,540	225,764
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	970,665
	Jiangsu Guotai International Group Co. Ltd., Class A	100,300	92,768
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	88,893
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	40,086	254,039
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	100,275	585,479
*	Jiangsu Hoperun Software Co. Ltd., Class A	32,500	93,136
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	100,200	52,541
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	29,100	74,784
	Jiangsu King's Luck Brewery JSC Ltd., Class A	62,412	381,588
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	16,300	52,942
	Jiangsu Linyang Energy Co. Ltd., Class A	104,767	90,498
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	111,552
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	71,700	255,113
	Jiangsu Pacific Quartz Co. Ltd., Class A	41,852	165,226
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	88,500	126,643
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	86,400	111,267
	Jiangsu Shagang Co. Ltd., Class A	69,200	42,425
	Jiangsu ToLand Alloy Co. Ltd., Class A	9,100	33,677
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	23,800	136,951
	Jiangsu Yanghe Distillery Co. Ltd., Class A	76,990	871,564
	Jiangsu Yangnong Chemical Co. Ltd., Class A	36,556	278,497
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	151,978
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	434,487
	Jiangsu Zhongtian Technology Co. Ltd., Class A	229,900	476,454
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	106,300	37,349
	Jiangxi Copper Co. Ltd., Class H	1,321,000	2,322,238
	Jiangxi Ganyue Expressway Co. Ltd., Class A	153,500	108,313
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	6,600	25,153
*	Jiangxi Special Electric Motor Co. Ltd., Class A	58,800	61,046
	Jiangzhong Pharmaceutical Co. Ltd., Class A	19,800	62,173
	Jiayou International Logistics Co. Ltd., Class A	77,140	195,208
	Jihua Group Corp. Ltd., Class A	243,400	84,556
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	98,400	183,769
	Jilin Electric Power Co. Ltd., Class A	153,400	110,994
	Jinduicheng Molybdenum Co. Ltd., Class A	160,800	235,195
	Jingjin Equipment, Inc., Class A	37,400	95,694
	Jinhong Gas Co. Ltd., Class A	16,534	43,396
	Jinhui Liquor Co. Ltd., Class A	5,900	15,098
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	202,400	420,519
	JiuGui Liquor Co. Ltd., Class A	17,300	97,956
	Jizhong Energy Resources Co. Ltd., Class A	379,600	298,095
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	163,055	238,189
	Joinn Laboratories China Co. Ltd., Class A	23,800	49,821
	Jointo Energy Investment Co. Ltd. Hebei, Class A	95,600	68,473
	Jointown Pharmaceutical Group Co. Ltd., Class A	409,125	261,282

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	41,900	$113,943
	JSTI Group, Class A	12,400	12,588
	Juewei Food Co. Ltd., Class A	36,300	77,486
	Juneyao Airlines Co. Ltd., Class A	302,740	476,908
	Kailuan Energy Chemical Co. Ltd., Class A	69,600	59,656
	Kaishan Group Co. Ltd., Class A	46,400	59,387
	Keboda Technology Co. Ltd., Class A	6,200	43,553
	Keda Industrial Group Co. Ltd., Class A	105,200	104,748
	Kehua Data Co. Ltd., Class A	24,000	65,633
*	KingClean Electric Co. Ltd., Class A	18,500	55,565
	Kingfa Sci & Tech Co. Ltd., Class A	75,800	68,663
	Kingnet Network Co. Ltd., Class A	141,300	184,531
	Kingsemi Co. Ltd., Class A	2,596	25,393
	Konfoong Materials International Co. Ltd., Class A	7,400	53,966
	KPC Pharmaceuticals, Inc., Class A	32,200	66,196
* Ω	Kuaishou Technology	1,847,500	10,347,282
*	Kuang-Chi Technologies Co. Ltd., Class A	61,500	153,484
	Kunlun Energy Co. Ltd.	6,962,000	6,748,909
	Kunlun Tech Co. Ltd., Class A	28,500	119,283
	Kweichow Moutai Co. Ltd., Class A	52,293	10,280,690
	Lakala Payment Co. Ltd., Class A	24,400	41,704
	Lao Feng Xiang Co. Ltd., Class A	36,500	265,121
	Laobaixing Pharmacy Chain JSC, Class A	88,800	170,824
	LB Group Co. Ltd., Class A	164,500	392,673
	Leader Harmonious Drive Systems Co. Ltd., Class A	2,058	22,606
	Lenovo Group Ltd.	10,327,278	13,375,993
	Lens Technology Co. Ltd., Class A	200,200	495,684
	Leo Group Co. Ltd., Class A	305,600	64,404
	Lepu Medical Technology Beijing Co. Ltd., Class A	82,177	149,186
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	5,700	17,283
	Levima Advanced Materials Corp., Class A	33,700	63,535
	Leyard Optoelectronic Co. Ltd., Class A	112,100	67,697
*	Li Auto, Inc. (2015 HK), Class A	286,800	2,805,538
# *	Li Auto, Inc. (LI US), ADR	112,566	2,222,053
	Li Ning Co. Ltd.	1,006,500	1,874,720
	Liaoning Cheng Da Co. Ltd., Class A	71,400	85,030
*	Lifan Technology Group Co. Ltd., Class A	80,700	50,711
	Lingyi iTech Guangdong Co., Class A	412,818	412,559
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	28,900	69,703
	Loncin Motor Co. Ltd., Class A	111,200	101,972
# Ω	Longfor Group Holdings Ltd.	2,419,500	3,143,192
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	674,979
	Longshine Technology Group Co. Ltd., Class A	57,600	69,089
	Luenmei Quantum Co. Ltd., Class A	61,200	46,172
	Luxi Chemical Group Co. Ltd., Class A	200,900	313,985
	Luxshare Precision Industry Co. Ltd., Class A	308,124	1,636,509
	Luzhou Laojiao Co. Ltd., Class A	62,829	1,136,602
	Mango Excellent Media Co. Ltd., Class A	118,692	338,309
	Maxscend Microelectronics Co. Ltd., Class A	5,200	55,672
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	5,600	20,444
	Mehow Innovative Ltd., Class A	5,900	22,099
	Meihua Holdings Group Co. Ltd., Class A	152,500	215,068
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	325,557	165,173
* Ω	Meituan, Class B	981,240	13,586,895
	Metallurgical Corp. of China Ltd., Class H	4,462,000	857,223
	Midea Group Co. Ltd., Class A	333,301	2,939,542
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	7,000	53,233
	Ming Yang Smart Energy Group Ltd., Class A	125,404	172,910
	MINISO Group Holding Ltd.	74,600	311,857

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Minmetals Capital Co. Ltd., Class A	164,400	$97,889
	MLS Co. Ltd., Class A	93,400	105,822
	Montage Technology Co. Ltd., Class A	11,001	90,819
*	Muyuan Foods Co. Ltd., Class A	280,657	1,698,286
	Nanjing Cosmos Chemical Co. Ltd., Class A	19,900	90,207
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	417,487
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	74,046	125,201
	Nanjing Securities Co. Ltd., Class A	124,700	136,284
*	Nanjing Tanker Corp., Class A	382,500	176,753
	Nantong Jianghai Capacitor Co. Ltd., Class A	39,600	71,736
	NARI Technology Co. Ltd., Class A	299,642	995,561
	National Silicon Industry Group Co. Ltd., Class A	100,256	213,355
	NAURA Technology Group Co. Ltd., Class A	15,000	712,100
*	NavInfo Co. Ltd., Class A	134,350	131,181
	NBTM New Materials Group Co. Ltd., Class A	13,500	30,003
	NetEase, Inc. (9999 HK)	268,100	4,944,723
	NetEase, Inc. (NTES US), ADR	176,951	16,298,957
	Neusoft Corp., Class A	38,900	44,249
	New China Life Insurance Co. Ltd., Class H	874,700	1,706,003
*	New Hope Liuhe Co. Ltd., Class A	123,866	162,402
	Neway Valve Suzhou Co. Ltd., Class A	46,500	114,775
	Newland Digital Technology Co. Ltd., Class A	58,300	107,739
*	Ninestar Corp., Class A	44,351	166,098
	Ningbo Boway Alloy Material Co. Ltd., Class A	42,700	83,285
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	24,100	76,704
	Ningbo Huaxiang Electronic Co. Ltd., Class A	43,700	79,163
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	52,600	83,549
	Ningbo Joyson Electronic Corp., Class A	126,000	268,224
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	220,222
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	15,792	49,905
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	440,274
	Ningbo Shanshan Co. Ltd., Class A	117,500	125,085
	Ningbo Tuopu Group Co. Ltd., Class A	63,289	321,533
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	110,447
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	665,761
# *	NIO, Inc. (9866 HK), Class A	817,850	3,644,963
*	NIO, Inc. (NIO US), ADR	189,636	841,984
Ω	Nongfu Spring Co. Ltd., Class H	1,503,800	5,841,748
	North Copper Co. Ltd., Class A	93,600	117,275
	North Industries Group Red Arrow Co. Ltd., Class A	87,300	163,612
	Northeast Securities Co. Ltd., Class A	120,200	99,718
	Novoray Corp., Class A	2,923	19,409
	NYOCOR Co. Ltd., Class A	90,100	63,862
*	Offcn Education Technology Co. Ltd., Class A	280,212	64,357
	Offshore Oil Engineering Co. Ltd., Class A	334,000	253,899
*	OFILM Group Co. Ltd., Class A	182,900	210,390
	Olympic Circuit Technology Co. Ltd., Class A	27,100	80,137
	Oppein Home Group, Inc., Class A	40,195	252,962
	Opple Lighting Co. Ltd., Class A	12,800	28,173
	ORG Technology Co. Ltd., Class A	130,200	77,227
	Orient Overseas International Ltd.	241,000	3,393,998
Ω	Orient Securities Co. Ltd., Class H	898,800	374,689
*	Oriental Energy Co. Ltd., Class A	77,500	88,771
	Oriental Pearl Group Co. Ltd., Class A	141,200	124,155
*	Ourpalm Co. Ltd., Class A	109,500	64,041
	Ovctek China, Inc., Class A	53,652	121,891
*	Pacific Securities Co. Ltd., Class A	266,700	125,792
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	22,800	82,350
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	157,566

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	PDD Holdings, Inc., ADR	305,910	$39,428,740
	People.cn Co. Ltd., Class A	36,600	100,181
	People's Insurance Co. Group of China Ltd. , Class H	6,665,000	2,242,521
	Perfect World Co. Ltd., Class A	135,785	147,300
	PetroChina Co. Ltd., Class H	17,336,000	15,054,132
	PICC Property & Casualty Co. Ltd., Class H	6,667,198	8,742,825
	Ping An Bank Co. Ltd., Class A	722,500	1,027,678
	Ping An Insurance Group Co. of China Ltd., Class H	5,204,500	22,601,159
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	259,500	377,200
	POCO Holding Co. Ltd., Class A	11,000	62,746
*	Polaris Bay Group Co. Ltd., Class A	93,600	86,284
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	547,400
Ω	Postal Savings Bank of China Co. Ltd., Class H	4,551,000	2,433,582
	Power Construction Corp. of China Ltd., Class A	684,911	521,383
	Pylon Technologies Co. Ltd., Class A	8,654	50,149
*	Qi An Xin Technology Group, Inc., Class A	25,795	86,262
	Qianhe Condiment & Food Co. Ltd., Class A	51,600	97,987
	Qingdao Haier Biomedical Co. Ltd., Class A	3,111	13,714
	Qingdao Hanhe Cable Co. Ltd., Class A	208,800	93,348
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	3,500	21,423
Ω	Qingdao Port International Co. Ltd., Class H	69,000	51,429
	Qingdao Rural Commercial Bank Corp., Class A	590,606	215,121
	Qingdao Sentury Tire Co. Ltd., Class A	81,600	251,318
	Qingdao TGOOD Electric Co. Ltd., Class A	54,800	151,925
*	Qinghai Salt Lake Industry Co. Ltd., Class A	244,300	525,725
*	QuantumCTek Co. Ltd., Class A	1,000	22,427
	Quectel Wireless Solutions Co. Ltd., Class A	10,400	66,957
	Range Intelligent Computing Technology Group Co. Ltd., Class A	10,300	32,244
	Raytron Technology Co. Ltd., Class A	21,575	82,372
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	91,949
	Risen Energy Co. Ltd., Class A	84,004	127,297
*	Rising Nonferrous Metals Share Co. Ltd., Class A	3,100	11,124
	Riyue Heavy Industry Co. Ltd., Class A	36,800	52,204
	Rizhao Port Co. Ltd., Class A	141,700	55,885
	RoboTechnik Intelligent Technology Co. Ltd., Class A	4,300	58,176
	Rockchip Electronics Co. Ltd., Class A	10,300	88,251
	Rongsheng Petrochemical Co. Ltd., Class A	462,894	581,231
*	Roshow Technology Co. Ltd., Class A	61,282	48,152
	Sai Micro Electronics, Inc., Class A	29,700	65,212
	SAIC Motor Corp. Ltd., Class A	236,045	479,442
	Sailun Group Co. Ltd., Class A	260,200	475,095
	Sanan Optoelectronics Co. Ltd., Class A	211,300	348,441
	Sangfor Technologies, Inc., Class A	13,200	90,287
	Sanquan Food Co. Ltd., Class A	49,700	76,356
	Sansure Biotech, Inc., Class A	16,953	45,556
	Sanwei Holding Group Co. Ltd., Class A	23,000	34,699
	Sany Heavy Industry Co. Ltd., Class A	286,434	640,006
	Satellite Chemical Co. Ltd., Class A	345,661	835,413
	SDIC Capital Co. Ltd., Class A	218,504	181,751
	SDIC Power Holdings Co. Ltd., Class A	251,000	590,068
	Sealand Securities Co. Ltd., Class A	416,590	182,194
*	Seazen Holdings Co. Ltd., Class A	117,400	157,206
*	Sensteed Hi-tech Group, Class A	86,400	13,881
*	Seres Group Co. Ltd., Class A	57,600	636,006
	SF Holding Co. Ltd., Class A	272,261	1,320,920
	SG Micro Corp., Class A	8,215	89,776
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	149,600	79,855
	Shaanxi Coal Industry Co. Ltd., Class A	497,400	1,608,829
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	261,800	130,745

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	375,250	$372,286
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	60,500	128,304
Ω	Shandong Gold Mining Co. Ltd., Class H	562,000	1,164,451
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	88,400	449,863
	Shandong Hi-speed Co. Ltd., Class A	59,700	70,326
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	479,537
	Shandong Humon Smelting Co. Ltd., Class A	49,600	77,348
	Shandong Linglong Tyre Co. Ltd., Class A	105,800	247,781
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	456,426
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	181,008
	Shandong Publishing & Media Co. Ltd., Class A	123,900	186,425
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	502,568
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	18,500	100,680
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	44,400	55,953
	Shandong Yulong Gold Co. Ltd., Class A	39,200	79,525
	Shanghai Aiko Solar Energy Co. Ltd., Class A	129,700	169,391
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	15,788	116,337
	Shanghai Bailian Group Co. Ltd., Class A	98,300	108,722
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	72,236	178,398
	Shanghai Baosight Software Co. Ltd., Class A	89,518	398,231
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	4,981	100,950
	Shanghai Chinafortune Co. Ltd., Class A	41,300	78,431
	Shanghai Construction Group Co. Ltd., Class A	700,676	226,838
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	43,260	54,598
	Shanghai Datun Energy Resources Co. Ltd., Class A	44,500	75,659
*	Shanghai DZH Ltd., Class A	27,000	22,906
*	Shanghai Electric Group Co. Ltd., Class H	2,136,000	415,480
	Shanghai Electric Power Co. Ltd., Class A	140,500	182,865
	Shanghai Environment Group Co. Ltd., Class A	60,198	62,896
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	415,500	690,040
	Shanghai Gentech Co. Ltd., Class A	4,961	20,226
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	10,900	27,606
	Shanghai Huace Navigation Technology Ltd., Class A	17,900	75,993
	Shanghai Huafon Aluminium Corp., Class A	46,800	110,316
	Shanghai Huayi Group Co. Ltd., Class A	87,000	76,905
	Shanghai International Airport Co. Ltd., Class A	31,700	151,642
	Shanghai Jahwa United Co. Ltd., Class A	26,300	65,240
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	70,200	233,523
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	30,800	43,456
	Shanghai Lingang Holdings Corp. Ltd., Class A	139,660	185,301
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	129,802
	Shanghai M&G Stationery, Inc., Class A	56,769	235,381
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	39,900	64,061
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,400	19,384
	Shanghai Moons' Electric Co. Ltd., Class A	10,400	57,703
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	729,800	1,094,345
	Shanghai Pret Composites Co. Ltd., Class A	35,800	41,203
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,026,277
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	133,556	240,317
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	426,842
	Shanghai Runda Medical Technology Co. Ltd., Class A	9,600	18,084
	Shanghai Rural Commercial Bank Co. Ltd., Class A	294,300	271,140
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	53,700	90,569
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,700	44,282
	Shanghai Stonehill Technology Co. Ltd., Class A	405,200	137,550
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	337,100
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	38,500	49,028
	Shanghai Wanye Enterprises Co. Ltd., Class A	48,700	74,642
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	225,159	170,146

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	111,800	$303,354
*	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	146,700	79,420
	Shanghai Zhonggu Logistics Co. Ltd., Class A	63,899	78,068
	Shanjin International Gold Co. Ltd., Class C	195,817	484,272
	Shannon Semiconductor Technology Co. Ltd., Class A	13,400	54,266
	Shanxi Coal International Energy Group Co. Ltd., Class A	95,800	171,022
	Shanxi Coking Co. Ltd., Class A	91,100	45,798
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	459,130	526,290
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	117,800	131,376
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	276,630	595,764
*	Shanxi Meijin Energy Co. Ltd., Class A	225,117	137,269
	Shanxi Securities Co. Ltd., Class A	211,280	145,610
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	267,576
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,415,703
	Sharetronic Data Technology Co. Ltd., Class A	8,700	78,431
	Shede Spirits Co. Ltd., Class A	26,400	200,451
	Shenghe Resources Holding Co. Ltd., Class A	109,500	125,590
	Shengyi Technology Co. Ltd., Class A	59,100	159,908
	Shennan Circuits Co. Ltd., Class A	16,082	246,888
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	257,691
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	6,800	115,655
	Shenzhen Agricultural Products Group Co. Ltd., Class A	23,500	17,084
	Shenzhen Airport Co. Ltd., Class A	135,900	123,321
	Shenzhen Aisidi Co. Ltd., Class A	53,100	67,235
*	Shenzhen Baoming Technology Co. Ltd., Class A	3,200	22,232
	Shenzhen Capchem Technology Co. Ltd., Class A	34,840	158,778
	Shenzhen Desay Battery Technology Co., Class A	11,200	39,981
	Shenzhen Energy Group Co. Ltd., Class A	257,619	240,782
	Shenzhen Envicool Technology Co. Ltd., Class A	30,350	98,038
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	77,700	128,421
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	102,100	135,237
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	4,516	56,517
	Shenzhen Gas Corp. Ltd., Class A	177,500	170,559
	Shenzhen Goodix Technology Co. Ltd., Class A	16,200	140,851
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	44,700	63,537
	Shenzhen Huaqiang Industry Co. Ltd., Class A	41,400	51,752
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	261,219
	Shenzhen Kaifa Technology Co. Ltd., Class A	101,000	202,317
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	41,240	91,039
	Shenzhen Kedali Industry Co. Ltd., Class A	23,066	251,998
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	32,900	45,110
	Shenzhen Kinwong Electronic Co. Ltd., Class A	99,864	360,129
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	37,800	93,974
	Shenzhen Megmeet Electrical Co. Ltd., Class A	25,700	95,109
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	1,768,804
	Shenzhen MTC Co. Ltd., Class A	411,800	287,985
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	21,800	187,391
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	629,180	179,231
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	142,585
	Shenzhen SC New Energy Technology Corp., Class A	28,059	203,511
	Shenzhen SED Industry Co. Ltd., Class A	62,800	123,508
	Shenzhen Senior Technology Material Co. Ltd., Class A	74,500	81,581
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	195,558
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	65,500	79,576
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	185,848
	Shenzhen Topband Co. Ltd., Class A	64,000	91,133
	Shenzhen Transsion Holdings Co. Ltd., Class A	37,116	415,717
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	52,400	122,086
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	59,100	37,865

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Yinghe Technology Co. Ltd., Class A	31,000	$65,875
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	84,071	271,687
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	6,200	38,411
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	209,953
	Shenzhou International Group Holdings Ltd.	570,500	4,829,557
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	55,600	49,266
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	83,156	182,109
	Shinva Medical Instrument Co. Ltd., Class A	24,850	60,336
*	Siasun Robot & Automation Co. Ltd., Class A	65,000	90,775
	Sichuan Changhong Electric Co. Ltd., Class A	147,900	92,673
	Sichuan Chuantou Energy Co. Ltd., Class A	165,400	428,488
	Sichuan Development Lomon Co. Ltd., Class A	85,000	81,914
	Sichuan Furong Technology Co. Ltd., Class A	12,900	21,932
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	658,800	156,713
	Sichuan Hexie Shuangma Co. Ltd., Class A	32,700	55,327
*	Sichuan Hongda Co. Ltd., Class A	25,400	20,497
	Sichuan Jiuzhou Electric Co. Ltd., Class A	31,800	47,385
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	537,182
*	Sichuan New Energy Power Co. Ltd., Class A	85,800	119,789
	Sichuan Road & Bridge Group Co. Ltd., Class A	403,640	352,136
	Sichuan Swellfun Co. Ltd., Class A	36,200	187,853
	Sichuan Teway Food Group Co. Ltd., Class A	27,600	40,910
	Sichuan Yahua Industrial Group Co. Ltd., Class A	60,500	75,756
	Sieyuan Electric Co. Ltd., Class A	49,100	451,148
	Sino Biopharmaceutical Ltd.	11,804,500	4,233,085
	Sinocare, Inc., Class A	19,300	60,979
	Sinofibers Technology Co. Ltd., Class A	14,600	44,729
	Sinolink Securities Co. Ltd., Class A	150,200	164,039
	Sinoma International Engineering Co., Class A	254,900	359,305
	Sinoma Science & Technology Co. Ltd., Class A	144,194	229,324
	Sinomach Automobile Co. Ltd., Class A	57,400	49,245
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	123,200	45,706
	Sinomine Resource Group Co. Ltd., Class A	45,600	170,036
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	6,276	60,991
	Sinopharm Group Co. Ltd., Class H	1,950,800	4,575,685
	Sino-Platinum Metals Co. Ltd., Class A	13,000	24,198
	Sinosoft Co. Ltd., Class A	52,192	124,128
	Sinotruk Hong Kong Ltd.	273,500	719,871
	Sinotruk Jinan Truck Co. Ltd., Class A	93,200	198,446
	Skshu Paint Co. Ltd., Class A	16,707	75,228
	Skyworth Digital Co. Ltd., Class A	38,300	43,808
	Snowsky Salt Industry Group Co. Ltd., Class A	79,900	59,780
	Songcheng Performance Development Co. Ltd., Class A	85,200	96,365
	Sonoscape Medical Corp., Class A	15,300	75,632
	SooChow Securities Co. Ltd., Class A	258,550	227,457
	Southern Publishing & Media Co. Ltd., Class A	48,000	78,138
	Southwest Securities Co. Ltd., Class A	387,336	210,612
	SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	84,429
*	Spring Airlines Co. Ltd., Class A	49,900	374,134
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	93,600	72,906
	StarPower Semiconductor Ltd., Class A	12,260	154,643
	State Grid Information & Communication Co. Ltd., Class A	75,800	182,912
	State Grid Yingda Co. Ltd., Class A	35,300	20,956
	STO Express Co. Ltd., Class A	94,000	116,816
	Sunflower Pharmaceutical Group Co. Ltd., Class A	38,800	121,653
	Sungrow Power Supply Co. Ltd., Class A	72,520	692,205
	Sunny Optical Technology Group Co. Ltd.	219,400	1,230,418
	Sunresin New Materials Co. Ltd., Class A	24,075	132,025
	Sunwoda Electronic Co. Ltd., Class A	96,900	230,475

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suofeiya Home Collection Co. Ltd., Class A	30,900	$60,450
	SUPCON Technology Co. Ltd., Class A	15,096	78,967
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	173,100	598,788
	Suzhou Maxwell Technologies Co. Ltd., Class A	7,461	107,451
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	11,200	103,453
	Suzhou TFC Optical Communication Co. Ltd., Class A	22,400	313,822
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	3,554	26,616
	Taiji Computer Corp. Ltd., Class A	29,200	67,752
*	Talkweb Information System Co. Ltd., Class A	26,200	39,055
*	Tangshan Jidong Cement Co. Ltd., Class A	119,400	74,607
	TangShan Port Group Co. Ltd., Class A	531,500	386,797
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	132,300	102,902
	Tasly Pharmaceutical Group Co. Ltd., Class A	101,500	197,603
	TBEA Co. Ltd., Class A	303,320	568,660
	TCL Technology Group Corp., Class A	1,114,098	604,671
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	290,300	351,313
	Tencent Holdings Ltd.	3,804,300	175,554,957
	Tencent Music Entertainment Group, ADR	349,405	4,954,563
	Thunder Software Technology Co. Ltd., Class A	17,000	106,953
	Tian Di Science & Technology Co. Ltd., Class A	466,820	375,376
*	Tianfeng Securities Co. Ltd., Class A	301,300	105,481
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	43,700	109,226
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	145,700	65,556
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	31,600	144,685
	Tianjin Port Co. Ltd., Class A	141,904	91,918
*	Tianma Microelectronics Co. Ltd., Class A	127,855	126,392
	Tianneng Battery Group Co. Ltd., Class A	23,919	74,740
	Tianqi Lithium Corp., Class H	35,000	95,928
	Tianshan Aluminum Group Co. Ltd., Class A	424,700	404,368
	TianShan Material Co. Ltd., Class A	90,800	68,333
	Tianshui Huatian Technology Co. Ltd., Class A	200,100	239,837
*	Tibet Huayu Mining Co. Ltd., Class A	12,400	23,130
	Tibet Mineral Development Co., Class A	16,300	40,982
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,810	17,838
	Tingyi Cayman Islands Holding Corp.	2,038,000	2,484,923
	Titan Wind Energy Suzhou Co. Ltd., Class A	142,000	167,586
	Tofflon Science & Technology Group Co. Ltd., Class A	25,300	40,505
	Toly Bread Co. Ltd., Class A	26,600	20,422
	Tongcheng Travel Holdings Ltd.	23,200	40,392
	TongFu Microelectronics Co. Ltd., Class A	167,000	527,576
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	160,700	181,438
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	20,200	40,189
	Tongkun Group Co. Ltd., Class A	147,609	287,143
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	441,581
	Tongwei Co. Ltd., Class A	290,800	729,919
	Topchoice Medical Corp., Class A	23,810	146,946
*	TPV Technology Co. Ltd., Class A	236,100	64,797
	Transfar Zhilian Co. Ltd., Class A	128,700	69,465
	Triangle Tyre Co. Ltd., Class A	47,200	98,635
	Trina Solar Co. Ltd., Class A	159,028	384,026
*	Trip.com Group Ltd. (9961 HK)	99,700	4,256,361
*	Trip.com Group Ltd. (TCOM US), ADR	301,877	12,838,829
	TRS Information Technology Corp. Ltd., Class A	23,800	43,021
*	Tsinghua Tongfang Co. Ltd., Class A	113,200	80,898
	Tsingtao Brewery Co. Ltd., Class H	636,000	4,063,147
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	35,399	264,348
	Unisplendour Corp. Ltd., Class A	174,660	563,124
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	246,512
	Venustech Group, Inc., Class A	35,000	74,858

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	$328,492
	Vipshop Holdings Ltd., ADR	547,428	7,466,918
	Walvax Biotechnology Co. Ltd., Class A	80,000	128,208
*	Wanda Film Holding Co. Ltd., Class A	92,000	142,189
	Wangsu Science & Technology Co. Ltd., Class A	165,500	173,164
	Wanhua Chemical Group Co. Ltd., Class A	185,000	1,985,697
	Want Want China Holdings Ltd.	5,465,000	3,281,353
	Wanxiang Qianchao Co. Ltd., Class A	217,200	139,281
	Wasu Media Holding Co. Ltd., Class A	99,500	86,983
	Weichai Power Co. Ltd., Class H	2,380,800	3,810,343
	Weifu High-Technology Group Co. Ltd., Class A	38,800	91,142
	Weihai Guangwei Composites Co. Ltd., Class A	43,726	170,980
	Wens Foodstuffs Group Co. Ltd., Class A	344,480	950,921
	Western Mining Co. Ltd., Class A	148,200	331,686
	Western Securities Co. Ltd., Class A	238,600	215,848
	Western Superconducting Technologies Co. Ltd., Class A	29,292	156,499
	Wharf Holdings Ltd.	1,058,000	2,900,875
	Will Semiconductor Co. Ltd. Shanghai, Class A	12,821	182,904
	Willfar Information Technology Co. Ltd., Class A	7,131	38,983
*	Wingtech Technology Co. Ltd., Class A	50,148	207,903
	Winner Medical Co. Ltd., Class A	33,197	120,388
	Winning Health Technology Group Co. Ltd., Class A	76,360	59,381
	Wolong Electric Group Co. Ltd., Class A	143,200	241,127
	Wuchan Zhongda Group Co. Ltd., Class A	476,450	287,363
	Wuhan DR Laser Technology Corp. Ltd., Class A	8,000	55,099
	Wuhan East Lake High Technology Group Co. Ltd., Class A	55,000	63,225
	Wuhan Guide Infrared Co. Ltd., Class A	138,893	121,841
	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	80,944
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	19,400	45,373
	Wuhu Token Science Co. Ltd., Class A	146,800	93,382
	Wuliangye Yibin Co. Ltd., Class A	199,206	3,499,895
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	741,054
Ω	WuXi AppTec Co. Ltd., Class H	354,660	1,450,811
	Wuxi Autowell Technology Co. Ltd., Class A	20,340	110,550
* Ω	Wuxi Biologics Cayman, Inc.	29,000	42,417
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	237,700	555,336
	Wuxi NCE Power Co. Ltd., Class A	11,100	51,686
	Wuxi Taiji Industry Co. Ltd., Class A	106,800	82,777
	XCMG Construction Machinery Co. Ltd., Class A	472,203	428,499
	XGD, Inc., Class A	31,000	68,217
	Xiamen Amoytop Biotech Co. Ltd., Class A	18,536	128,274
	Xiamen Bank Co. Ltd., Class A	148,900	109,014
	Xiamen C & D, Inc., Class A	177,700	195,061
	Xiamen Faratronic Co. Ltd., Class A	19,100	229,195
	Xiamen Intretech, Inc., Class A	40,100	67,835
	Xiamen ITG Group Corp. Ltd., Class A	187,730	166,771
	Xiamen Tungsten Co. Ltd., Class A	157,480	370,794
	Xiamen Xiangyu Co. Ltd., Class A	166,300	119,518
	Xi'an Bright Laser Technologies Co. Ltd., Class A	8,834	64,223
	Xi'an Triangle Defense Co. Ltd., Class A	16,700	73,029
	Xiangcai Co. Ltd., Class A	142,600	129,073
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	50,200	72,842
	Xianhe Co. Ltd., Class A	14,200	34,112
* Ω	Xiaomi Corp., Class B	7,283,800	15,644,363
	Xinfengming Group Co. Ltd., Class A	153,500	283,593
	Xinhuanet Co. Ltd., Class A	15,100	43,616
	Xinjiang Joinworld Co. Ltd., Class A	54,800	51,685
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	27,300	133,988
	Xinxiang Richful Lube Additive Co. Ltd., Class A	16,600	94,309

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	143,800	$71,714
	Xinyi Solar Holdings Ltd.	1,227,103	582,234
	Xinyu Iron & Steel Co. Ltd., Class A	132,700	60,980
*	XPeng, Inc., Class A	852,400	3,445,430
	Xuji Electric Co. Ltd., Class A	90,600	382,391
Ω	Yadea Group Holdings Ltd.	106,000	142,855
	Yangling Metron New Material, Inc., Class A	25,300	67,372
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	42,500	254,526
	Yankershop Food Co. Ltd., Class A	11,500	60,508
#	Yankuang Energy Group Co. Ltd., Class H	3,500,300	4,568,978
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	13,500	41,368
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	22,900	40,226
	Yantai Eddie Precision Machinery Co. Ltd., Class A	29,200	58,240
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	76,255	331,863
	Yealink Network Technology Corp. Ltd., Class A	36,476	170,197
	YGSOFT, Inc., Class A	81,000	60,013
*	Yifan Pharmaceutical Co. Ltd., Class A	92,800	153,732
	Yifeng Pharmacy Chain Co. Ltd., Class A	70,880	205,421
	Yindu Kitchen Equipment Co. Ltd., Class A	11,300	39,275
	Yixintang Pharmaceutical Group Co. Ltd., Class A	13,700	26,099
	Yizumi Holdings Co. Ltd., Class A	15,200	38,608
	Yonfer Agricultural Technology Co. Ltd., Class A	66,900	103,658
*	Yonghui Superstores Co. Ltd., Class A	260,000	81,388
	YongXing Special Materials Technology Co. Ltd., Class A	48,270	223,677
*	Yonyou Network Technology Co. Ltd., Class A	73,700	97,756
	Youngor Fashion Co. Ltd., Class A	340,604	337,148
	YTO Express Group Co. Ltd., Class A	347,700	690,173
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	110,302
	Yum China Holdings, Inc. (9987 HK)	126,100	3,806,835
	Yum China Holdings, Inc. (YUMC US)	240,132	7,261,592
	Yunda Holding Co. Ltd., Class A	259,490	265,231
	Yunnan Aluminium Co. Ltd., Class A	373,200	624,465
	Yunnan Baiyao Group Co. Ltd., Class A	44,640	312,084
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	170,100	127,408
	Yunnan Copper Co. Ltd., Class A	308,200	487,126
	Yunnan Energy Investment Co. Ltd., Class A	38,700	60,369
	Yunnan Energy New Material Co. Ltd., Class A	57,262	244,384
	Yunnan Tin Co. Ltd., Class A	202,000	393,783
	Yunnan Yuntianhua Co. Ltd., Class A	103,600	281,307
	Zangge Mining Co. Ltd., Class A	103,900	331,058
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	21,550	634,220
	Zhefu Holding Group Co. Ltd., Class A	445,323	178,109
*	Zhejiang Century Huatong Group Co. Ltd., Class A	387,800	176,097
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	209,347
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	347,608
	Zhejiang Chint Electrics Co. Ltd., Class A	105,121	280,420
	Zhejiang Communications Technology Co. Ltd., Class A	168,620	85,633
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	127,700	76,237
	Zhejiang Crystal-Optech Co. Ltd., Class A	32,800	82,807
	Zhejiang Dahua Technology Co. Ltd., Class A	92,113	191,524
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	67,400	81,708
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	206,191
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	54,100	80,496
	Zhejiang Hailiang Co. Ltd., Class A	143,800	154,851
	Zhejiang HangKe Technology, Inc. Co., Class A	28,456	67,596
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	48,400	49,613
	Zhejiang Huace Film & Television Co. Ltd., Class A	79,100	66,883
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	141,040	334,556
	Zhejiang Huayou Cobalt Co. Ltd., Class A	83,011	269,951

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	90,600	$87,171
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	94,500	391,053
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	34,700	50,752
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	67,971
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	238,688
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	71,600	140,185
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	10,200	20,456
	Zhejiang Juhua Co. Ltd., Class A	174,900	479,042
	Zhejiang Longsheng Group Co. Ltd., Class A	102,400	127,423
	Zhejiang NHU Co. Ltd., Class A	287,788	832,125
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	116,200	57,572
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	60,694	155,058
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	12,300	53,395
	Zhejiang Semir Garment Co. Ltd., Class A	269,800	189,925
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	13,800	43,337
	Zhejiang Supor Co. Ltd., Class A	28,154	195,833
	Zhejiang Taihua New Material Group Co. Ltd., Class A	51,500	76,530
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	114,100	225,679
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	187,803	498,294
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	66,500	108,349
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	104,234	202,188
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	13,000	35,075
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	43,896	73,133
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	55,700	59,851
	Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	125,083
	Zheshang Securities Co. Ltd., Class A	96,863	155,806
	Zhongji Innolight Co. Ltd., Class A	28,737	523,220
	Zhongjin Gold Corp. Ltd., Class A	428,700	958,552
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	15,900	45,865
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	142,700	93,037
	Zhongshan Public Utilities Group Co. Ltd., Class A	72,000	75,482
	Zhongtai Securities Co. Ltd., Class A	207,400	173,250
	Zhuhai Huafa Properties Co. Ltd., Class A	205,500	170,091
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	433,600	1,600,212
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	19,100	61,093
	Zhuzhou Kibing Group Co. Ltd., Class A	272,501	230,686
*	Zhuzhou Smelter Group Co. Ltd., Class A	37,500	42,246
	Zijin Mining Group Co. Ltd., Class H	3,335,000	6,764,597
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,387,800	784,210
	ZTE Corp., Class H	711,085	1,592,884
	ZTO Express Cayman, Inc. (2057 HK)	234,600	4,458,323
	ZTO Express Cayman, Inc. (ZTO US), ADR	260,448	4,935,490
TOTAL CHINA			1,141,604,916
COLOMBIA — (0.1%)
	BAC Holding International Corp.	595,836	42,213
	Bancolombia SA (BCOLO CB)	89,349	805,485
	Bancolombia SA (CIB US), Sponsored ADR	36,376	1,212,048
	Ecopetrol SA	258,081	138,565
	Grupo Argos SA	145,493	595,476
	Grupo Energia Bogota SA ESP	432,572	262,682
	Interconexion Electrica SA ESP	236,035	1,019,651
TOTAL COLOMBIA			4,076,120
CZECH REPUBLIC — (0.2%)
	CEZ AS	98,530	3,794,005
	Komercni Banka AS	71,546	2,471,777
Ω	Moneta Money Bank AS	450,001	2,060,759

The Emerging Markets Series
CONTINUED
		Shares	Value»
CZECH REPUBLIC — (Continued)
	Philip Morris CR AS	124	$81,081
TOTAL CZECH REPUBLIC			8,407,622
EGYPT — (0.1%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,543,475	2,552,022
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	122,339	201,614
TOTAL EGYPT			2,753,636
GREECE — (0.5%)
	Alpha Services & Holdings SA	2,027,767	3,741,410
	Eurobank Ergasias Services & Holdings SA, Class A	1,337,738	3,065,119
* ††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	119,969	1,971,061
	Helleniq Energy Holdings SA	112,661	902,363
	Jumbo SA	105,561	2,828,873
	Metlen Energy & Metals SA	64,485	2,548,414
	Motor Oil Hellas Corinth Refineries SA	100,296	2,556,527
	National Bank of Greece SA	362,958	3,186,157
	OPAP SA	113,020	1,970,948
	Piraeus Financial Holdings SA	506,375	2,139,412
	Public Power Corp. SA	86,056	1,096,296
	Terna Energy SA	24,874	517,915
	Titan Cement International SA (TITC GA)	8,905	316,973
TOTAL GREECE			26,841,468
HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	575,465	4,484,605
	OTP Bank Nyrt	118,025	6,050,145
	Richter Gedeon Nyrt	89,351	2,547,607
TOTAL HUNGARY			13,082,357
INDIA — (21.7%)
	3M India Ltd.	378	177,684
	Aarti Industries Ltd.	10,152	90,998
	Aarti Pharmalabs Ltd.	20,891	158,325
	ABB India Ltd.	22,884	2,164,530
	ACC Ltd.	70,792	2,194,973
*	Adani Energy Solutions Ltd.	70,670	959,130
	Adani Enterprises Ltd.	47,602	1,805,733
*	Adani Green Energy Ltd.	77,656	1,715,965
	Adani Ports & Special Economic Zone Ltd.	349,927	6,593,549
*	Adani Power Ltd.	716,345	6,153,243
	Adani Total Gas Ltd.	95,182	1,018,605
*	Aditya Birla Capital Ltd.	775,396	2,106,080
	AIA Engineering Ltd.	14,768	822,139
	Alkem Laboratories Ltd.	26,020	1,654,693
	Ambuja Cements Ltd.	409,686	3,338,903
	Apar Industries Ltd.	4,960	549,789
	APL Apollo Tubes Ltd.	133,788	2,388,925
	Apollo Hospitals Enterprise Ltd.	84,008	6,633,967
	Apollo Tyres Ltd.	116,071	772,999
	Ashok Leyland Ltd.	2,474,840	7,613,947
	Asian Paints Ltd.	219,127	8,094,973
	Astral Ltd.	135,420	3,553,663

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	AU Small Finance Bank Ltd.	131,145	$1,013,640
	Aurobindo Pharma Ltd.	292,903	5,001,214
* Ω	Avenue Supermarts Ltd.	53,575	3,172,529
	Axis Bank Ltd. (AXSB IN)	1,781,119	24,917,260
	Bajaj Auto Ltd.	56,047	6,485,991
	Bajaj Finance Ltd.	139,763	11,393,026
	Bajaj Finserv Ltd.	296,417	5,854,558
	Bajaj Holdings & Investment Ltd.	35,769	4,127,990
	Balkrishna Industries Ltd.	98,036	3,883,873
	Bank of Baroda	970,898	2,957,149
	Bank of India	554,306	835,209
	Berger Paints India Ltd.	247,395	1,644,386
	Bharat Electronics Ltd.	1,969,525	7,458,357
	Bharat Forge Ltd.	276,038	5,722,183
	Bharat Heavy Electricals Ltd.	825,964	3,122,222
	Bharat Petroleum Corp. Ltd.	899,931	3,784,983
	Bharti Airtel Ltd.	1,624,238	29,043,458
	Biocon Ltd.	48,918	211,766
	Blue Star Ltd.	18,162	375,900
	Bosch Ltd.	4,746	1,974,795
*	Britannia Industries Ltd.	70,420	4,882,437
	Canara Bank	2,022,935	2,777,697
	Carborundum Universal Ltd.	6,020	124,694
	CG Power & Industrial Solutions Ltd.	580,808	5,141,936
	Cholamandalam Investment & Finance Co. Ltd.	520,218	8,826,164
	Cipla Ltd.	486,062	8,979,701
	Coal India Ltd.	653,195	4,087,621
	Coforge Ltd.	43,682	3,302,422
	Colgate-Palmolive India Ltd.	125,830	5,128,239
	Container Corp. of India Ltd.	293,158	3,648,782
	Coromandel International Ltd.	60,562	1,209,370
	Cummins India Ltd.	81,546	3,764,463
	Dabur India Ltd.	380,339	2,896,426
	Dalmia Bharat Ltd.	54,450	1,208,861
	Deepak Nitrite Ltd.	52,355	1,940,873
	Divi's Laboratories Ltd.	74,883	4,418,642
	Dixon Technologies India Ltd.	27,187	3,941,125
	DLF Ltd.	478,113	5,101,062
	Dr Reddy's Laboratories Ltd. (DRRD IN)	47,869	3,868,484
	Dr Reddy's Laboratories Ltd. (RDY US), ADR	108,524	8,820,831
	Eicher Motors Ltd.	121,132	7,218,394
	Escorts Kubota Ltd.	9,138	457,383
	Exide Industries Ltd.	135,173	847,859
	Federal Bank Ltd.	1,466,422	3,537,798
	Fortis Healthcare Ltd.	132,188	793,958
*	FSN E-Commerce Ventures Ltd.	186,903	432,359
	GAIL India Ltd. (GAID LI), GDR	58,674	1,005,541
	GAIL India Ltd. (GAIL IN)	2,001,507	5,777,157
	GlaxoSmithKline Pharmaceuticals Ltd.	24,111	789,138
*	GMR Airports Infrastructure Ltd.	1,572,856	1,916,239
	Godrej Consumer Products Ltd.	200,135	3,463,829
*	Godrej Properties Ltd.	93,187	3,596,195
	Grasim Industries Ltd.	235,894	7,835,652
	Gujarat Fluorochemicals Ltd.	15,556	630,912
	Gujarat Gas Ltd.	39,922	323,727
	Havells India Ltd.	192,730	4,255,929
	HCL Technologies Ltd.	742,549	14,595,516
Ω	HDFC Asset Management Co. Ltd.	82,181	4,043,883
	HDFC Bank Ltd.	1,476,989	28,580,578

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	HDFC Life Insurance Co. Ltd.	327,128	$2,805,689
	Hero MotoCorp Ltd. (HMCL IN)	188,890	12,485,036
	Hindalco Industries Ltd.	1,268,841	10,214,510
	Hindustan Aeronautics Ltd.	147,012	8,658,718
	Hindustan Petroleum Corp. Ltd.	821,956	3,876,444
	Hindustan Unilever Ltd.	423,562	13,710,120
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	18,921,165
	ICICI Bank Ltd. (ICICIBC IN)	2,256,602	32,925,767
Ω	ICICI Lombard General Insurance Co. Ltd.	171,932	4,156,454
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,608,455
*	IDFC First Bank Ltd.	3,319,317	3,026,012
	Indian Bank	184,862	1,345,160
	Indian Hotels Co. Ltd.	594,742	4,570,757
	Indian Oil Corp. Ltd.	1,227,595	2,677,778
	Indian Railway Catering & Tourism Corp. Ltd.	286,932	3,400,965
Ω	Indian Railway Finance Corp. Ltd.	1,324,087	3,078,362
	Indraprastha Gas Ltd.	71,033	466,215
*	Indus Towers Ltd.	1,199,433	6,219,076
	IndusInd Bank Ltd.	321,664	5,498,747
	Info Edge India Ltd.	60,629	5,129,522
	Infosys Ltd. (INFO IN)	2,072,296	45,971,208
#	Infosys Ltd. (INFY US), Sponsored ADR	331,357	7,332,930
* Ω	InterGlobe Aviation Ltd.	115,431	6,174,104
	ITC Ltd.	2,061,428	12,225,231
	Jindal Stainless Ltd.	482,774	4,275,619
	Jindal Steel & Power Ltd.	557,142	6,602,652
*	Jio Financial Services Ltd.	2,175,090	8,557,226
	JSW Energy Ltd.	441,055	3,842,865
	JSW Steel Ltd.	780,793	8,722,539
	Jubilant Foodworks Ltd.	297,986	2,132,468
	Kansai Nerolac Paints Ltd.	87,225	320,315
	KEI Industries Ltd.	16,455	855,245
	Kotak Mahindra Bank Ltd.	426,699	9,260,079
	KPIT Technologies Ltd.	132,118	2,926,282
	L&T Finance Ltd.	340,408	734,912
Ω	L&T Technology Services Ltd.	25,917	1,621,658
	Larsen & Toubro Ltd.	387,819	17,710,672
	LIC Housing Finance Ltd.	183,216	1,682,869
	Linde India Ltd.	9,223	902,773
Ω	LTIMindtree Ltd.	57,999	3,934,258
	Lupin Ltd.	241,827	5,528,464
	Mahindra & Mahindra Financial Services Ltd.	463,694	1,681,199
	Mahindra & Mahindra Ltd.	902,395	31,425,748
	Marico Ltd.	528,814	4,269,756
	Maruti Suzuki India Ltd.	62,084	9,933,708
*	Max Financial Services Ltd.	49,813	664,599
	Max Healthcare Institute Ltd.	480,691	5,315,769
	Mazagon Dock Shipbuilders Ltd.	807	50,650
	Motherson Sumi Wiring India Ltd.	755,229	667,925
	Mphasis Ltd.	110,972	3,854,619
	MRF Ltd.	2,387	4,059,150
	Muthoot Finance Ltd.	242,710	5,329,391
	National Aluminium Co. Ltd.	266,027	621,074
	Nestle India Ltd.	199,123	5,864,891
	NHPC Ltd.	1,645,922	2,075,946
	NMDC Ltd.	1,563,565	4,520,773
* ††	NMDC Steel Ltd.	1,251,805	879,223
	NTPC Ltd.	2,064,029	10,274,599
	Oberoi Realty Ltd.	101,713	2,275,816

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Oil & Natural Gas Corp. Ltd.	1,409,447	$5,641,662
	Oil India Ltd.	211,979	1,462,566
	One 97 Communications Ltd.	24,320	144,014
	Oracle Financial Services Software Ltd.	30,892	4,089,906
	Page Industries Ltd.	5,755	2,911,873
	Patanjali Foods Ltd.	41,341	852,682
*	PB Fintech Ltd.	87,093	1,503,867
	Persistent Systems Ltd.	107,156	6,200,727
	Petronet LNG Ltd.	1,342,316	5,919,475
	Phoenix Mills Ltd.	66,604	2,860,408
	PI Industries Ltd.	68,216	3,612,095
	Pidilite Industries Ltd.	81,125	3,090,689
	Piramal Pharma Ltd.	327,187	689,116
	Polycab India Ltd.	38,883	3,190,738
	Poonawalla Fincorp Ltd.	66,198	293,395
	Power Finance Corp. Ltd.	1,960,029	13,088,149
	Power Grid Corp. of India Ltd.	2,218,131	9,265,466
	Prestige Estates Projects Ltd.	109,654	2,388,493
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	2,049,174
	Punjab National Bank	1,858,882	2,761,294
	Rail Vikas Nigam Ltd.	196,294	1,417,383
	REC Ltd.	1,954,705	15,081,911
	Reliance Industries Ltd. (RIL IN)	1,388,901	50,042,474
	Samvardhana Motherson International Ltd.	3,621,419	8,532,359
	SBI Cards & Payment Services Ltd.	219,896	1,910,477
Ω	SBI Life Insurance Co. Ltd.	293,246	6,158,938
	Schaeffler India Ltd.	27,285	1,393,603
	Shree Cement Ltd.	5,977	1,980,316
	Shriram Finance Ltd.	353,336	12,396,771
	Siemens Ltd.	25,712	2,191,511
	SJVN Ltd.	304,238	542,207
	Solar Industries India Ltd.	25,227	3,260,818
	SRF Ltd.	163,573	5,177,917
	State Bank of India (SBIN IN)	981,059	10,280,214
	State Bank of India (SBKFF US), GDR	1,816	188,864
	Steel Authority of India Ltd.	1,241,732	2,287,168
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	406,459	8,351,040
	Sundaram Finance Ltd.	30,855	1,602,017
	Supreme Industries Ltd.	44,232	2,832,253
*	Suzlon Energy Ltd.	5,849,480	4,865,044
Ω	Syngene International Ltd.	8,897	85,611
	Tata Communications Ltd.	108,655	2,588,350
	Tata Consultancy Services Ltd.	522,408	27,473,609
	Tata Consumer Products Ltd.	300,633	4,274,222
	Tata Elxsi Ltd.	32,921	2,751,681
	Tata Motors Ltd.	1,290,603	17,910,564
	Tata Power Co. Ltd.	965,481	5,240,188
	Tata Steel Ltd.	6,638,101	13,151,443
	Tech Mahindra Ltd.	505,798	9,407,081
	Thermax Ltd.	6,125	369,886
	Titan Co. Ltd.	188,444	7,816,580
	Torrent Pharmaceuticals Ltd.	134,641	5,111,953
	Torrent Power Ltd.	59,690	1,331,765
	Trent Ltd.	116,762	8,174,296
	Tube Investments of India Ltd.	95,434	4,726,481
	TVS Motor Co. Ltd.	218,368	6,626,565
	UltraTech Cement Ltd.	91,691	13,039,946
	Union Bank of India Ltd.	1,550,551	2,510,070
	United Breweries Ltd.	45,973	1,108,752

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	United Spirits Ltd.	236,027	$3,974,406
	UNO Minda Ltd.	106,245	1,324,915
	UPL Ltd.	494,455	3,388,410
	Varun Beverages Ltd.	322,822	6,107,764
	Vedanta Ltd.	1,388,095	7,503,826
*	Vodafone Idea Ltd.	10,681,652	2,078,692
	Voltas Ltd.	106,939	1,971,268
	Wipro Ltd.	1,126,310	7,015,173
*	Yes Bank Ltd.	12,333,342	3,927,018
*	Zomato Ltd.	3,519,490	9,691,278
	Zydus Lifesciences Ltd.	252,848	3,778,121
TOTAL INDIA			1,144,538,324
INDONESIA — (1.6%)
	Adaro Energy Indonesia Tbk. PT	29,491,600	5,843,784
*	Adaro Minerals Indonesia Tbk. PT	5,490,800	452,651
	Astra International Tbk. PT	15,066,610	4,379,746
	Bank Central Asia Tbk. PT	28,212,600	17,864,514
	Bank Mandiri Persero Tbk. PT	23,832,668	9,399,346
	Bank Negara Indonesia Persero Tbk. PT	11,805,444	3,615,689
	Bank Rakyat Indonesia Persero Tbk. PT	31,428,776	9,043,318
	Bank Syariah Indonesia Tbk. PT	10,831,923	1,733,654
	Barito Pacific Tbk. PT	13,012,328	874,782
	Bukit Asam Tbk. PT	2,168,600	357,573
*	Capital Financial Indonesia Tbk. PT	4,995,200	150,485
	Chandra Asri Pacific Tbk. PT	3,205,000	1,903,891
	Charoen Pokphand Indonesia Tbk. PT	5,550,600	1,784,695
	Dayamitra Telekomunikasi PT	5,457,300	233,267
*	GoTo Gojek Tokopedia Tbk. PT	59,958,700	196,210
	Gudang Garam Tbk. PT	111,700	108,284
	Indah Kiat Pulp & Paper Tbk. PT	3,417,500	1,757,717
	Indo Tambangraya Megah Tbk. PT	179,800	290,747
	Indocement Tunggal Prakarsa Tbk. PT	299,500	133,635
	Indofood CBP Sukses Makmur Tbk. PT	1,476,600	992,288
	Indofood Sukses Makmur Tbk. PT	4,843,000	1,824,522
	Indosat Tbk. PT	1,298,900	886,492
	Jasa Marga Persero Tbk. PT	207,200	70,738
	Kalbe Farma Tbk. PT	12,674,500	1,239,214
	Mayora Indah Tbk. PT	4,608,025	739,464
	MD Entertainment Tbk. PT	369,000	86,661
	Medco Energi Internasional Tbk. PT	3,748,900	303,605
*	Merdeka Copper Gold Tbk. PT	5,723,395	867,862
	Mitra Keluarga Karyasehat Tbk. PT	4,487,900	833,487
*	MNC Digital Entertainment Tbk. PT	84,000	14,366
	Pantai Indah Kapuk Dua Tbk. PT	317,300	103,939
*	Petrindo Jaya Kreasi Tbk. PT	102,000	53,121
	Sarana Menara Nusantara Tbk. PT	18,744,300	916,511
	Semen Indonesia Persero Tbk. PT	348,929	83,967
	Sinar Mas Agro Resources & Technology Tbk. PT	712,600	149,102
	Sumber Alfaria Trijaya Tbk. PT	10,910,900	1,906,496
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	33,860,700	6,013,810
	Tower Bersama Infrastructure Tbk. PT	2,570,100	316,122
	Transcoal Pacific Tbk. PT	756,100	363,940
	Unilever Indonesia Tbk. PT	4,710,500	707,334
	United Tractors Tbk. PT	2,911,796	4,622,475
*	Vale Indonesia Tbk. PT	2,650,236	610,001
	XL Axiata Tbk. PT	962,339	128,479
TOTAL INDONESIA			83,957,984

The Emerging Markets Series
CONTINUED
		Shares	Value»
KUWAIT — (0.6%)
	Agility Public Warehousing Co. KSC	1,007,497	$904,709
	Al Ahli Bank of Kuwait KSCP	181,810	182,231
	Boubyan Bank KSCP	506,427	980,883
	Burgan Bank SAK	387,231	241,953
	Gulf Bank KSCP	2,203,568	2,242,142
	Kuwait Finance House KSCP	4,279,689	10,321,021
	Kuwait Telecommunications Co.	303,359	532,447
	Mabanee Co. KPSC	660,425	1,812,298
	Mobile Telecommunications Co. KSCP	1,791,368	2,674,079
	National Bank of Kuwait SAKP	3,405,040	10,096,186
	National Industries Group Holding SAK	87,952	64,791
*	Warba Bank KSCP	465,041	275,485
TOTAL KUWAIT			30,328,225
MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd.	629,200	564,542
	AMMB Holdings Bhd. (AMM MK)	2,186,559	2,148,486
	Axiata Group Bhd.	3,233,132	1,690,743
	Batu Kawan Bhd.	124,700	532,040
	Bursa Malaysia Bhd.	349,100	726,835
	Carlsberg Brewery Malaysia Bhd., Class B	40,900	166,791
	CELCOMDIGI Bhd.	1,985,320	1,643,166
# *	Chin Hin Group Bhd.	59,000	41,997
	CIMB Group Holdings Bhd.	3,158,070	5,106,371
	Dialog Group Bhd.	2,206,018	1,220,540
	Fraser & Neave Holdings Bhd.	137,200	920,438
	Gamuda Bhd.	2,122,549	3,629,788
	Genting Bhd.	1,872,800	1,929,845
	Genting Malaysia Bhd.	2,873,200	1,627,992
#	Genting Plantations Bhd.	114,500	142,149
*	Greatech Technology Bhd.	25,900	29,979
	HAP Seng Consolidated Bhd.	696,400	651,622
*	Hartalega Holdings Bhd.	1,492,400	990,949
#	Heineken Malaysia Bhd.	134,000	671,876
	Hong Leong Bank Bhd.	259,166	1,088,157
	Hong Leong Financial Group Bhd.	243,883	913,144
	IHH Healthcare Bhd.	1,069,800	1,466,874
#	IJM Corp. Bhd.	2,122,200	1,618,718
#	Inari Amertron Bhd.	2,589,500	2,134,981
#	IOI Corp. Bhd.	1,534,905	1,277,050
	IOI Properties Group Bhd.	1,450,429	672,865
	KPJ Healthcare Bhd.	627,300	254,210
#	Kuala Lumpur Kepong Bhd.	400,096	1,837,049
	Malayan Banking Bhd.	2,464,719	5,482,956
	Malaysia Airports Holdings Bhd.	1,059,750	2,363,025
	Malaysian Pacific Industries Bhd.	31,400	257,475
#	Maxis Bhd.	1,355,100	1,041,761
	MISC Bhd.	629,598	1,205,224
Ω	MR DIY Group M Bhd.	2,350,250	1,074,640
	My EG Services Bhd.	5,511,168	1,189,106
#	Nestle Malaysia Bhd.	43,600	1,031,308
#	Petronas Chemicals Group Bhd.	1,203,500	1,519,782
#	Petronas Dagangan Bhd.	179,200	692,379
	Petronas Gas Bhd.	360,800	1,430,152
	PPB Group Bhd.	501,080	1,618,252
	Press Metal Aluminium Holdings Bhd.	1,958,700	2,286,929
	Public Bank Bhd.	8,022,870	7,355,054
	QL Resources Bhd.	962,585	1,400,771
	RHB Bank Bhd.	1,840,780	2,288,122

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Scientex Bhd.	334,600	$308,732
	SD Guthrie Bhd.	1,387,121	1,350,692
	Sime Darby Bhd.	3,545,261	2,008,005
	SP Setia Bhd. Group	511,400	178,465
#	Sunway Bhd.	1,612,282	1,506,712
	Telekom Malaysia Bhd.	772,629	1,173,360
#	Tenaga Nasional Bhd.	1,147,750	3,518,898
#	TIME dotCom Bhd.	1,055,600	1,181,229
*	Top Glove Corp. Bhd.	5,149,500	1,155,520
#	United Plantations Bhd.	145,900	831,822
	ViTrox Corp. Bhd.	538,400	468,012
	Westports Holdings Bhd.	590,000	575,267
#	Yinson Holdings Bhd.	1,644,940	855,636
	YTL Corp. Bhd.	3,170,712	2,358,244
	YTL Power International Bhd.	1,223,900	1,244,446
TOTAL MALAYSIA			86,651,173
MEXICO — (1.9%)
	Alfa SAB de CV, Class A	640,227	366,315
	America Movil SAB de CV (AMXB MM), Class B	12,055,270	10,074,636
	Arca Continental SAB de CV	306,517	3,020,091
#	Becle SAB de CV	330,724	543,722
	Cemex SAB de CV (CEMEXCPO MM)	12,740,241	8,178,481
	Cemex SAB de CV (CX US), Sponsored ADR	66,225	425,164
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	381,219	3,444,496
*	Controladora AXTEL SAB de CV	3,493,876	69,199
	El Puerto de Liverpool SAB de CV, Class C1	183,204	1,297,699
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	750,479	8,278,995
	Gruma SAB de CV, Class B	210,476	3,949,574
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	234,370	3,753,493
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	13,894	2,222,901
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	16,899	5,077,980
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	89,799
#	Grupo Bimbo SAB de CV, Class A	770,885	2,713,883
	Grupo Carso SAB de CV	688,160	4,458,210
	Grupo Comercial Chedraui SA de CV	264,798	1,971,595
#	Grupo Elektra SAB de CV	24,498	1,242,520
	Grupo Financiero Banorte SAB de CV, Class O	1,340,021	10,062,924
*	Grupo Financiero Inbursa SAB de CV, Class O	1,574,215	3,860,549
	Grupo Mexico SAB de CV, Class B	2,030,191	11,417,713
# *	Industrias Penoles SAB de CV	178,764	2,612,712
	Kimberly-Clark de Mexico SAB de CV, Class A	1,591,581	2,836,160
	Orbia Advance Corp. SAB de CV	840,383	1,084,816
	Organizacion Soriana SAB de CV, Class B	211,060	353,334
	Qualitas Controladora SAB de CV	7,513	69,351
*	Sitios Latinoamerica SAB de CV	194,685	40,231
	Wal-Mart de Mexico SAB de CV	2,505,757	8,338,626
TOTAL MEXICO			101,855,169
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	95,594
	Cia de Minas Buenaventura SAA, ADR	53,274	825,747
	Credicorp Ltd.	31,409	5,359,632
TOTAL PERU			6,280,973
PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	786,220	477,485
	Aboitiz Power Corp.	1,003,100	568,271

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	ACEN Corp.	6,263,179	$589,478
	Ayala Corp.	158,362	1,592,939
	Ayala Land, Inc.	2,952,618	1,494,884
	Bank of the Philippine Islands	1,490,242	3,098,316
	BDO Unibank, Inc.	1,864,754	4,386,450
	DMCI Holdings, Inc.	3,166,300	616,766
	Emperador, Inc.	1,154,200	367,225
	Globe Telecom, Inc.	36,002	1,327,940
	GT Capital Holdings, Inc.	7,270	73,539
	International Container Terminal Services, Inc.	594,150	3,627,698
	JG Summit Holdings, Inc.	2,353,119	1,121,395
	Jollibee Foods Corp.	329,910	1,301,948
	Manila Electric Co.	113,390	757,427
	Metropolitan Bank & Trust Co.	2,680,128	3,153,738
Ω	Monde Nissin Corp.	1,250,000	196,483
	PLDT, Inc. (TEL PM)	68,405	1,776,182
	San Miguel Corp.	1,122,610	1,921,042
	San Miguel Food & Beverage, Inc.	9,000	7,187
	Semirara Mining & Power Corp.	560,000	321,045
	SM Investments Corp.	102,383	1,595,686
	SM Prime Holdings, Inc.	4,123,910	2,037,602
	Union Bank of the Philippines	137,528	84,937
	Universal Robina Corp.	894,700	1,825,653
TOTAL PHILIPPINES			34,321,316
POLAND — (1.0%)
	Alior Bank SA	125,242	3,001,984
* Ω	Allegro.eu SA	152,856	1,404,138
	Bank Handlowy w Warszawie SA	28,542	700,015
*	Bank Millennium SA	444,766	1,019,663
	Bank Polska Kasa Opieki SA	133,639	5,413,863
	Budimex SA	12,304	1,980,096
*	CCC SA	2,310	73,446
#	CD Projekt SA	44,998	1,806,285
* Ω	Dino Polska SA	29,619	2,632,313
	ING Bank Slaski SA	23,288	1,776,846
	Inter Cars SA	4,054	504,928
	KGHM Polska Miedz SA	117,906	4,053,261
	KRUK SA	16,653	1,863,819
	LPP SA	597	2,288,865
*	mBank SA	11,828	1,859,424
	Orange Polska SA	653,211	1,308,770
	ORLEN SA	457,556	7,460,932
# *	Pepco Group NV	112,921	546,205
*	PGE Polska Grupa Energetyczna SA	876,549	1,613,884
	Powszechna Kasa Oszczednosci Bank Polski SA	371,306	5,518,136
	Powszechny Zaklad Ubezpieczen SA	374,868	4,590,678
	Santander Bank Polska SA	14,447	1,903,857
TOTAL POLAND			53,321,408
QATAR — (0.8%)
	Barwa Real Estate Co.	459,813	350,901
	Commercial Bank PSQC	3,384,857	3,885,300
	Industries Qatar QSC	491,115	1,767,395
	Masraf Al Rayan QSC	4,269,383	2,731,255
	Mesaieed Petrochemical Holding Co.	4,068,596	1,868,557
	Ooredoo QPSC	1,303,333	3,740,702
	Qatar Electricity & Water Co. QSC	382,308	1,614,926

The Emerging Markets Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Fuel QSC	402,529	$1,629,199
	Qatar Gas Transport Co. Ltd.	2,777,888	3,437,911
	Qatar International Islamic Bank QSC	796,197	2,280,816
	Qatar Islamic Bank QPSC	662,403	3,581,450
	Qatar National Bank QPSC	3,248,908	13,626,463
	Qatar Navigation QSC	162,241	528,164
TOTAL QATAR			41,043,039
RUSSIA — (0.0%)
* ††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	0
* ††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
* ††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	172,148	0
* ††	PhosAgro PJSC	581	0
* ††	Polyus PJSC (PLZL LI), GDR	20,177	0
* ††	RusHydro PJSC (HYDR LI), ADR	801,602	0
* ††	RusHydro PJSC (RSHYY US), ADR	6,421	0
* ††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	0
* ††	Severstal PAO (SVJTY US), GDR	110	0
* ††	Severstal PAO (SVST LI), GDR	67,765	0
* ††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0
SAUDI ARABIA — (3.7%)
	Abdullah Al Othaim Markets Co.	201,977	630,225
	ACWA Power Co.	67,735	7,131,846
*	Advanced Petrochemical Co.	10,386	110,675
	Al Rajhi Bank	1,034,714	23,592,285
*	Al Rajhi Co. for Co-operative Insurance	8,019	466,657
	Alinma Bank	964,801	8,333,042
	Almarai Co. JSC	236,245	3,804,908
	Arab National Bank	917,794	5,249,539
	Arabian Internet & Communications Services Co.	24,361	1,909,630
	Astra Industrial Group	9,370	398,917
	Bank AlBilad	461,843	4,526,667
*	Bank Al-Jazira	564,335	2,586,775
	Banque Saudi Fransi	499,651	4,927,334
	Bupa Arabia for Cooperative Insurance Co.	75,305	4,624,077
	Co. for Cooperative Insurance	60,623	2,326,160
	Dallah Healthcare Co.	13,671	602,957
*	Dar Al Arkan Real Estate Development Co.	538,809	1,945,410
	Dr Sulaiman Al Habib Medical Services Group Co.	67,149	5,155,488
	Etihad Etisalat Co.	680,867	9,457,486
	Jarir Marketing Co.	611,856	2,118,130
	Mobile Telecommunications Co. Saudi Arabia	136,189	395,164
	Mouwasat Medical Services Co.	105,608	3,398,093
	Nahdi Medical Co.	38,658	1,368,742
*	Rabigh Refining & Petrochemical Co.	54,949	103,400
	Riyad Bank	1,187,499	8,687,013
	Riyadh Cables Group Co.	23,487	612,240
	SABIC Agri-Nutrients Co.	163,056	5,116,443
	Sahara International Petrochemical Co.	421,664	3,208,710
*	Saudi Arabian Mining Co.	482,233	5,537,121
Ω	Saudi Arabian Oil Co.	1,686,746	12,409,094
	Saudi Aramco Base Oil Co.	37,904	1,314,366
	Saudi Awwal Bank	755,562	7,905,679
	Saudi Basic Industries Corp.	373,027	7,833,427
	Saudi Electricity Co.	534,846	2,436,930
	Saudi Industrial Investment Group	336,797	1,833,694
	Saudi Investment Bank	549,691	1,872,413
*	Saudi Kayan Petrochemical Co.	805,267	1,750,989

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi National Bank	1,360,188	$13,743,829
*	Saudi Research & Media Group	42,250	2,939,705
	Saudi Tadawul Group Holding Co.	23,963	1,478,726
	Saudi Telecom Co.	1,388,839	14,266,049
*	Savola Group	276,659	3,365,332
	Yanbu National Petrochemical Co.	233,467	2,517,207
TOTAL SAUDI ARABIA			193,992,574
SOUTH AFRICA — (2.8%)
	Absa Group Ltd.	701,226	6,165,546
#	Anglo American Platinum Ltd.	30,706	1,191,865
	Aspen Pharmacare Holdings Ltd.	372,942	5,155,772
	Bid Corp. Ltd.	153,347	3,820,333
	Bidvest Group Ltd.	382,266	5,745,140
	Capitec Bank Holdings Ltd.	38,635	6,025,358
	Clicks Group Ltd.	286,283	5,571,801
	Discovery Ltd.	644,246	5,057,784
	Exxaro Resources Ltd.	324,653	3,478,365
	FirstRand Ltd.	3,491,733	15,689,797
#	Gold Fields Ltd., Sponsored ADR	584,160	10,024,186
	Harmony Gold Mining Co. Ltd. (HAR SJ)	338,962	3,323,726
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	251,806	2,447,554
	Impala Platinum Holdings Ltd.	767,499	3,942,803
	Investec Ltd.	260,237	2,031,643
	Kumba Iron Ore Ltd.	42,784	934,450
	Mr. Price Group Ltd.	95,523	1,135,981
	MTN Group Ltd.	1,300,541	5,643,232
*	MultiChoice Group	45,892	275,397
	Naspers Ltd., Class N	55,289	10,698,219
	Nedbank Group Ltd.	446,735	6,841,590
	NEPI Rockcastle NV	493,346	3,716,181
	Ninety One Ltd.	93,272	203,287
	Northam Platinum Holdings Ltd.	260,025	2,042,111
	Old Mutual Ltd. (OMU SJ)	1,069,386	722,701
	OUTsurance Group Ltd.	148,919	395,917
Ω	Pepkor Holdings Ltd.	2,341,340	2,627,587
	Sanlam Ltd.	1,476,657	6,615,476
	Sasol Ltd. (SOL SJ)	61,927	502,151
#	Sasol Ltd. (SSL US), Sponsored ADR	384,657	3,100,335
	Shoprite Holdings Ltd.	346,353	5,804,081
#	Sibanye Stillwater Ltd. (SBSW US), ADR	181,961	824,283
	Sibanye Stillwater Ltd. (SSW SJ)	2,571,515	2,936,387
	Standard Bank Group Ltd.	784,582	9,562,566
	Vodacom Group Ltd.	375,434	2,110,937
	Woolworths Holdings Ltd.	972,690	3,217,466
TOTAL SOUTH AFRICA			149,582,008
SOUTH KOREA — (11.9%)
*	Alteogen, Inc.	12,798	2,950,865
	Amorepacific Corp.	12,466	1,656,898
	Amorepacific Group	27,044	615,375
	BGF retail Co. Ltd.	3,658	276,293
	BNK Financial Group, Inc.	332,888	2,314,502
	Caregen Co. Ltd.	4,876	80,650
*	Celltrion Pharm, Inc.	10,157	746,333
	Celltrion, Inc.	44,945	6,728,074
	Cheil Worldwide, Inc.	80,161	1,037,932
	CJ CheilJedang Corp.	16,860	4,760,574

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	CJ Corp.	29,487	$2,861,694
*	CJ ENM Co. Ltd.	6,772	377,872
	CJ Logistics Corp.	11,529	831,489
	Classys, Inc.	17,370	592,988
*	CosmoAM&T Co. Ltd.	15,380	1,464,215
	Coway Co. Ltd.	70,066	3,205,509
	CS Wind Corp.	18,707	654,715
*	Daejoo Electronic Materials Co. Ltd.	3,936	339,858
*	Daewoo Engineering & Construction Co. Ltd.	114,781	349,501
	DB HiTek Co. Ltd.	27,665	1,101,755
	DB Insurance Co. Ltd.	84,096	6,794,717
	DL E&C Co. Ltd.	1,728	44,436
	Dongjin Semichem Co. Ltd.	31,306	832,280
	Dongsuh Cos., Inc.	20,637	280,702
	Doosan Bobcat, Inc.	98,639	2,985,229
	Doosan Co. Ltd.	8,059	1,033,559
*	Doosan Enerbility Co. Ltd.	484,967	6,679,310
*	Doosan Fuel Cell Co. Ltd.	22,430	330,181
# *	Ecopro BM Co. Ltd.	19,461	2,583,828
# *	Ecopro Co. Ltd.	52,695	3,582,287
	E-MART, Inc.	4,644	204,738
*	Enchem Co. Ltd.	4,046	517,655
	Eo Technics Co. Ltd.	4,360	564,192
	F&F Co. Ltd.	18,634	786,053
	Fila Holdings Corp.	54,611	1,714,457
	Green Cross Corp.	3,210	313,596
	GS Holdings Corp. (078930 KS)	96,095	3,440,128
	GS Retail Co. Ltd.	58,647	908,701
	Hana Financial Group, Inc.	446,601	21,159,073
*	Hanall Biopharma Co. Ltd.	9,326	241,771
#	Hanjin Kal Corp.	16,227	821,274
	Hankook Tire & Technology Co. Ltd.	136,667	4,462,958
	Hanmi Pharm Co. Ltd.	7,150	1,510,982
	Hanmi Science Co. Ltd.	11,934	270,708
	Hanmi Semiconductor Co. Ltd.	20,861	2,009,451
	Hanon Systems	61,204	199,076
	Hansol Chemical Co. Ltd.	7,554	902,682
	Hanwha Aerospace Co. Ltd.	20,790	4,362,272
	Hanwha Life Insurance Co. Ltd.	299,651	681,681
*	Hanwha Ocean Co. Ltd.	30,723	687,827
	Hanwha Solutions Corp.	119,708	2,175,367
	Hanwha Systems Co. Ltd.	49,412	680,468
	HD Hyundai Co. Ltd.	72,148	4,421,331
	HD Hyundai Electric Co. Ltd.	17,979	4,068,496
*	HD Hyundai Heavy Industries Co. Ltd.	7,874	1,216,820
	HD Hyundai Infracore Co. Ltd.	128,752	750,042
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,541	5,543,107
	Hite Jinro Co. Ltd.	5,391	81,804
	HL Mando Co. Ltd.	44,183	1,260,381
*	HLB Life Science Co. Ltd.	3,810	29,512
*	HLB, Inc.	40,876	2,427,838
	HMM Co. Ltd.	191,259	2,543,860
#	Hotel Shilla Co. Ltd.	30,951	1,129,744
*	HS Hyosung Corp.	959	44,459
*	Hugel, Inc.	5,376	962,660
	HYBE Co. Ltd.	6,614	850,789
	Hyosung Advanced Materials Corp., Class C	196	44,807
	Hyosung Corp.	4,310	144,333
	Hyosung Heavy Industries Corp.	2,938	666,894

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung TNC Corp.	525	$115,737
	Hyundai Autoever Corp.	6,743	811,536
	Hyundai Elevator Co. Ltd.	15,545	485,097
	Hyundai Engineering & Construction Co. Ltd.	81,594	1,993,582
	Hyundai Glovis Co. Ltd.	60,482	5,383,370
	Hyundai Marine & Fire Insurance Co. Ltd.	116,414	3,063,434
*	Hyundai Mipo Dockyard Co. Ltd.	15,971	1,373,957
	Hyundai Mobis Co. Ltd.	45,354	7,337,834
	Hyundai Motor Co.	110,675	20,170,509
	Hyundai Rotem Co. Ltd.	66,286	2,362,980
	Hyundai Steel Co.	105,204	2,128,731
	Hyundai Wia Corp.	2,468	94,878
	Industrial Bank of Korea	382,925	3,907,300
	IsuPetasys Co. Ltd.	48,328	1,615,604
	JB Financial Group Co. Ltd.	165,297	1,745,018
	JYP Entertainment Corp.	28,546	1,202,950
	Kakao Corp.	121,051	3,478,649
*	Kakao Games Corp.	1,703	23,215
	KakaoBank Corp.	46,502	730,395
*	Kakaopay Corp.	13,009	241,214
	Kangwon Land, Inc.	94,900	1,000,597
	KB Financial Group, Inc. (105560 KS)	299,828	19,382,682
#	KB Financial Group, Inc. (KB US), ADR	4,174	272,187
	KCC Corp.	4,380	1,057,198
	KEPCO Engineering & Construction Co., Inc.	8,576	477,018
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	377,039
	Kia Corp.	207,178	17,000,328
	KIWOOM Securities Co. Ltd.	27,218	2,645,528
	Korea Aerospace Industries Ltd.	73,272	3,045,297
*	Korea Electric Power Corp. (015760 KS)	101,293	1,461,817
*	Korea Gas Corp.	24,489	795,507
	Korea Investment Holdings Co. Ltd.	51,532	2,768,625
	Korea Zinc Co. Ltd.	5,663	2,007,798
	Korean Air Lines Co. Ltd.	255,896	3,977,006
*	Krafton, Inc.	22,713	4,897,342
	KT Corp. (KT US), Sponsored ADR	82,100	1,196,197
	KT&G Corp.	81,834	5,578,776
*	Kum Yang Co. Ltd.	16,191	803,265
	Kumho Petrochemical Co. Ltd.	20,008	2,029,451
*	Kumho Tire Co., Inc.	27,049	101,099
*	L&F Co. Ltd.	12,346	1,032,595
	LEENO Industrial, Inc.	10,832	1,594,578
	LG Chem Ltd.	32,244	7,251,164
	LG Corp.	72,161	4,601,863
*	LG Display Co. Ltd. (034220 KS)	169,698	1,393,026
*	LG Display Co. Ltd. (LPL US), ADR	298,290	1,214,040
	LG Electronics, Inc.	158,683	12,083,815
	LG H&H Co. Ltd.	14,742	3,792,426
	LG Innotek Co. Ltd.	23,203	4,357,872
	LG Uplus Corp.	419,400	3,067,519
	LIG Nex1 Co. Ltd.	12,128	1,763,259
# *	LigaChem Biosciences, Inc.	11,496	711,078
	Lotte Chemical Corp.	18,974	1,406,103
	Lotte Chilsung Beverage Co. Ltd.	823	85,403
	Lotte Corp.	31,025	559,733
	Lotte Energy Materials Corp.	14,437	407,330
	LOTTE Fine Chemical Co. Ltd.	4,053	137,645
	Lotte Shopping Co. Ltd.	1,536	69,393
	LS Corp.	29,788	2,526,457

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LS Electric Co. Ltd.	25,318	$3,408,170
	LX Semicon Co. Ltd.	4,493	246,289
	Macquarie Korea Infrastructure Fund	313,238	2,802,408
	Meritz Financial Group, Inc.	90,987	5,608,068
	Mirae Asset Securities Co. Ltd.	260,468	1,478,981
	NAVER Corp.	45,330	5,781,497
	NCSoft Corp.	10,733	1,377,235
* Ω	Netmarble Corp.	22,748	1,057,473
	NH Investment & Securities Co. Ltd.	262,115	2,662,580
	NongShim Co. Ltd.	5,334	1,876,761
	OCI Co. Ltd.	725	44,113
	OCI Holdings Co. Ltd.	755	40,601
	Orion Corp.	32,802	2,102,028
	Ottogi Corp.	466	148,066
	Pan Ocean Co. Ltd.	380,515	1,075,265
	Paradise Co. Ltd.	4,588	39,522
*	Pearl Abyss Corp.	18,229	565,871
#	Posco DX Co. Ltd.	45,598	966,714
	POSCO Future M Co. Ltd.	8,327	1,299,366
	POSCO Holdings, Inc. (005490 KS)	33,999	8,792,153
	Posco International Corp.	46,227	1,798,884
# *	Rainbow Robotics	4,342	444,329
	S-1 Corp.	20,536	846,794
*	Sam Chun Dang Pharm Co. Ltd.	7,088	947,707
* Ω	Samsung Biologics Co. Ltd.	8,859	6,078,072
	Samsung C&T Corp.	42,698	4,863,410
	Samsung Card Co. Ltd. (029780 KS)	31,975	981,597
*	Samsung E&A Co. Ltd.	198,100	4,137,872
	Samsung Electro-Mechanics Co. Ltd.	43,089	5,037,209
	Samsung Electronics Co. Ltd. (005930 KS)	2,535,224	156,327,537
	Samsung Fire & Marine Insurance Co. Ltd.	46,266	12,581,076
*	Samsung Heavy Industries Co. Ltd.	322,166	2,761,999
	Samsung Life Insurance Co. Ltd.	60,525	4,271,585
	Samsung SDI Co. Ltd.	30,550	7,183,199
	Samsung SDS Co. Ltd.	32,972	3,567,929
	Samsung Securities Co. Ltd.	125,495	4,105,818
	Shinhan Financial Group Co. Ltd. (055550 KS)	388,460	17,084,847
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	41,963	1,818,257
	Shinsegae, Inc.	2,752	305,160
	Shinsung Delta Tech Co. Ltd.	1,001	38,659
*	SK Biopharmaceuticals Co. Ltd.	9,334	586,304
*	SK Bioscience Co. Ltd.	13,370	542,660
	SK Hynix, Inc.	82,203	11,789,841
* Ω	SK IE Technology Co. Ltd.	17,464	478,738
*	SK Innovation Co. Ltd.	43,197	3,294,072
	SK Networks Co. Ltd.	9,769	33,158
	SK Telecom Co. Ltd. (017670 KS)	55,517	2,196,751
	SK, Inc.	45,039	4,939,794
*	SKC Co. Ltd.	12,904	1,286,604
	SL Corp.	24,615	666,883
	SM Entertainment Co. Ltd.	9,331	480,970
	S-Oil Corp.	61,546	3,036,173
	Solus Advanced Materials Co. Ltd.	6,864	76,110
	Soulbrain Co. Ltd.	4,534	875,935
	ST Pharm Co. Ltd.	787	51,321
*	Taihan Electric Wire Co. Ltd.	29,224	294,146
*	WONIK IPS Co. Ltd.	19,600	543,711
	Woori Financial Group, Inc. (316140 KS)	918,146	10,568,056
	Youngone Corp.	9,138	259,722

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Yuhan Corp.	28,273	$1,948,007
TOTAL SOUTH KOREA			630,595,711
TAIWAN — (19.6%)
	Accton Technology Corp.	302,000	4,733,934
#	Acer, Inc.	3,398,811	4,587,600
	Advanced Energy Solution Holding Co. Ltd.	14,000	224,379
	Advantech Co. Ltd.	175,089	1,862,344
	Airtac International Group	111,602	2,860,768
	Alchip Technologies Ltd.	30,000	2,443,475
	AP Memory Technology Corp.	18,000	177,074
	ASE Technology Holding Co. Ltd.	1,651,782	7,709,045
	Asia Cement Corp.	2,725,758	3,443,596
	Asia Vital Components Co. Ltd.	173,000	3,444,784
	ASMedia Technology, Inc.	19,000	981,422
	ASPEED Technology, Inc.	31,300	3,943,789
	Asustek Computer, Inc.	627,180	8,795,366
#	AUO Corp. (2409 TT)	7,868,498	4,296,207
#	AURAS Technology Co. Ltd.	33,000	685,740
	Bizlink Holding, Inc.	24,551	286,604
#	Bora Pharmaceuticals Co. Ltd.	57,255	1,434,410
#	Catcher Technology Co. Ltd.	708,429	4,614,548
	Cathay Financial Holding Co. Ltd.	4,347,393	8,324,483
#	Chailease Holding Co. Ltd.	1,370,223	6,392,298
	Chang Hwa Commercial Bank Ltd.	5,046,946	2,886,513
	Cheng Shin Rubber Industry Co. Ltd.	2,472,965	3,643,800
	Chicony Electronics Co. Ltd.	810,497	3,862,381
	Chicony Power Technology Co. Ltd.	56,000	228,542
#	China Airlines Ltd.	5,658,536	3,980,513
	China Development Financial Holding Corp.	13,997,045	6,908,111
#	China Motor Corp.	241,000	723,551
#	China Steel Corp.	10,174,932	7,201,534
#	Chipbond Technology Corp.	612,000	1,190,451
	Chroma ATE, Inc.	372,000	3,463,668
	Chung-Hsin Electric & Machinery Manufacturing Corp.	562,000	3,258,776
	Chunghwa Telecom Co. Ltd. (2412 TT)	683,000	2,530,845
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	111,161	4,129,631
	Compal Electronics, Inc.	5,016,541	4,860,609
	Compeq Manufacturing Co. Ltd.	1,260,000	3,023,897
	CTBC Financial Holding Co. Ltd.	10,705,175	11,619,586
	Delta Electronics, Inc.	835,486	10,730,836
	E Ink Holdings, Inc.	602,000	4,967,184
	E.Sun Financial Holding Co. Ltd.	10,515,291	8,519,326
#	Eclat Textile Co. Ltd.	171,402	2,783,807
	Elite Material Co. Ltd.	263,000	3,573,737
#	eMemory Technology, Inc.	59,000	4,191,079
	Eternal Materials Co. Ltd.	323,161	303,425
	Eva Airways Corp.	5,230,758	5,512,803
#	Evergreen Marine Corp. Taiwan Ltd.	1,066,289	5,538,232
	Far Eastern International Bank	488,111	229,593
	Far Eastern New Century Corp.	3,702,085	3,851,201
	Far EasTone Telecommunications Co. Ltd.	1,940,000	5,110,558
#	Faraday Technology Corp.	137,097	1,266,073
	Farglory Land Development Co. Ltd.	48,000	126,346
#	Feng TAY Enterprise Co. Ltd.	471,666	2,020,229
	First Financial Holding Co. Ltd.	9,962,974	8,923,365
	Formosa Chemicals & Fibre Corp.	3,067,518	4,670,486
#	Formosa Petrochemical Corp.	487,000	955,530
#	Formosa Plastics Corp.	2,995,153	5,288,905

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Formosa Sumco Technology Corp.	91,000	$423,576
	Formosa Taffeta Co. Ltd.	549,000	372,641
#	Fortune Electric Co. Ltd.	57,200	1,220,704
#	Foxconn Technology Co. Ltd.	1,025,627	2,063,254
	Fubon Financial Holding Co. Ltd.	3,608,812	9,772,528
	Genius Electronic Optical Co. Ltd.	93,695	1,512,530
#	Getac Holdings Corp.	429,000	1,351,299
	Giant Manufacturing Co. Ltd.	408,810	2,963,062
#	Gigabyte Technology Co. Ltd.	343,000	2,773,931
#	Global Unichip Corp.	86,000	3,095,576
#	Globalwafers Co. Ltd.	286,000	4,350,547
#	Gold Circuit Electronics Ltd.	370,000	2,520,548
	Great Wall Enterprise Co. Ltd.	293,000	513,551
	Highwealth Construction Corp.	1,446,768	2,832,860
#	Hiwin Technologies Corp.	395,291	2,431,047
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	5,740,322	35,216,390
#	Hotai Finance Co. Ltd.	225,940	714,162
#	Hotai Motor Co. Ltd.	143,960	2,855,000
	Hua Nan Financial Holdings Co. Ltd.	7,414,500	6,279,222
	Innolux Corp.	10,267,469	4,828,990
	International Games System Co. Ltd.	284,000	6,497,615
#	Inventec Corp.	2,220,550	3,283,667
	Jentech Precision Industrial Co. Ltd.	50,000	1,796,495
#	Jinan Acetate Chemical Co. Ltd.	47,538	1,262,144
	JSL Construction & Development Co. Ltd.	46,000	288,867
	King Slide Works Co. Ltd.	33,000	1,141,067
	King Yuan Electronics Co. Ltd.	1,679,000	5,473,807
#	King's Town Bank Co. Ltd.	329,000	590,228
	Largan Precision Co. Ltd. (3008 TT)	78,860	6,841,912
	Lien Hwa Industrial Holdings Corp.	1,000,819	1,910,326
#	Lite-On Technology Corp.	1,573,410	4,811,976
	Lotes Co. Ltd.	90,700	3,907,028
#	Lotus Pharmaceutical Co. Ltd.	205,000	1,656,841
	Macronix International Co. Ltd.	1,846,074	1,662,856
	Makalot Industrial Co. Ltd.	201,000	2,754,974
	MediaTek, Inc.	759,995	28,944,499
	Mega Financial Holding Co. Ltd.	5,090,817	6,712,832
	Merida Industry Co. Ltd.	185,287	1,418,975
	Micro-Star International Co. Ltd.	878,000	4,580,948
	Mitac Holdings Corp.	16,000	20,816
#	momo.com, Inc.	89,100	1,134,730
	Nan Ya Plastics Corp.	3,355,599	5,134,628
#	Nan Ya Printed Circuit Board Corp.	320,000	1,638,494
# *	Nanya Technology Corp.	1,217,010	2,142,414
	Nien Made Enterprise Co. Ltd.	221,000	2,684,047
#	Novatek Microelectronics Corp.	668,000	10,773,208
	Nuvoton Technology Corp.	33,000	106,070
#	Oneness Biotech Co. Ltd.	248,235	1,200,912
	Parade Technologies Ltd.	71,000	1,611,352
	Pegatron Corp.	1,946,345	6,012,499
*	PharmaEssentia Corp.	209,869	4,213,522
	Phison Electronics Corp.	169,000	2,662,648
	Pou Chen Corp.	2,506,487	2,766,724
*	Powerchip Semiconductor Manufacturing Corp.	3,743,000	2,651,918
#	Powertech Technology, Inc.	902,819	4,539,752
	Poya International Co. Ltd.	53,964	843,915
	President Chain Store Corp.	335,831	2,844,567
#	Qisda Corp.	1,446,000	1,544,111
	Quanta Computer, Inc.	1,165,000	9,925,508

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Radiant Opto-Electronics Corp.	584,000	$3,189,372
	Realtek Semiconductor Corp.	177,950	2,807,154
	Ruentex Development Co. Ltd.	1,695,101	2,661,082
#	Ruentex Industries Ltd.	715,214	1,758,731
#	Sakura Development Co. Ltd.	147,000	355,941
	Sanyang Motor Co. Ltd.	498,000	1,166,457
#	Shanghai Commercial & Savings Bank Ltd.	3,038,718	3,871,258
#	Shihlin Electric & Engineering Corp.	191,000	1,406,845
*	Shin Kong Financial Holding Co. Ltd.	15,375,020	5,106,706
#	Silergy Corp.	235,000	3,248,990
	Simplo Technology Co. Ltd.	216,000	2,373,878
	Sinbon Electronics Co. Ltd.	194,000	1,949,848
#	Sino-American Silicon Products, Inc.	686,000	4,041,349
	SinoPac Financial Holdings Co. Ltd.	9,849,762	8,017,782
	Standard Foods Corp.	187,418	226,863
#	Synnex Technology International Corp.	1,370,343	2,976,830
#	TA Chen Stainless Pipe	2,423,787	2,894,443
	Taichung Commercial Bank Co. Ltd.	3,677,151	1,998,860
	Taishin Financial Holding Co. Ltd.	10,808,066	6,698,456
	Taiwan Business Bank	7,566,784	4,335,598
	Taiwan Cooperative Financial Holding Co. Ltd.	7,386,083	6,056,473
	Taiwan FamilyMart Co. Ltd.	48,000	276,953
	Taiwan Fertilizer Co. Ltd.	723,000	1,422,786
*	Taiwan Glass Industry Corp.	666,375	355,911
	Taiwan High Speed Rail Corp.	1,581,000	1,435,669
	Taiwan Mobile Co. Ltd.	1,443,300	4,643,099
#	Taiwan Secom Co. Ltd.	197,670	799,754
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	13,476,808	393,135,863
# *	Tatung Co. Ltd.	1,748,000	2,678,482
#	TCC Group Holdings Co. Ltd.	5,327,701	5,636,867
	Teco Electric & Machinery Co. Ltd.	1,579,000	2,348,090
	Tong Yang Industry Co. Ltd.	9,000	25,604
	Tripod Technology Corp.	590,870	3,626,195
	Tung Ho Steel Enterprise Corp.	57,040	127,973
#	Unimicron Technology Corp.	1,357,000	7,561,764
	Union Bank of Taiwan	972,309	443,318
#	Uni-President Enterprises Corp.	4,692,033	12,058,079
	United Integrated Services Co. Ltd.	159,000	1,665,724
#	United Microelectronics Corp. (2303 TT)	6,239,000	9,939,303
#	Vanguard International Semiconductor Corp.	1,105,000	3,938,741
	Via Technologies, Inc.	67,000	251,115
	VisEra Technologies Co. Ltd.	117,000	1,184,799
	Voltronic Power Technology Corp.	75,224	4,281,385
#	Walsin Lihwa Corp.	2,911,818	3,072,472
	Walsin Technology Corp.	395,000	1,387,658
	Wan Hai Lines Ltd.	901,747	2,151,043
*	Win Semiconductors Corp.	235,034	975,192
#	Winbond Electronics Corp.	3,826,257	2,727,831
* ††	Wintek Corp.	604,760	0
#	Wistron Corp.	2,463,699	7,412,890
	Wistron NeWeb Corp.	317,172	1,369,626
#	Wiwynn Corp.	53,000	3,359,351
	WPG Holdings Ltd.	1,741,039	4,587,893
#	WT Microelectronics Co. Ltd.	308,945	983,408
	Yageo Corp.	316,055	7,707,229
	Yang Ming Marine Transport Corp.	2,002,000	3,879,589
	YFY, Inc.	782,000	711,425
	Yuanta Financial Holding Co. Ltd.	8,914,591	8,943,821
#	Yulon Finance Corp.	473,023	2,235,677

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Yulon Motor Co. Ltd.	782,496	$1,461,796
#	Zhen Ding Technology Holding Ltd.	971,700	4,098,081
TOTAL TAIWAN			1,033,442,671
THAILAND — (1.6%)
	Advanced Info Service PCL	707,700	4,645,863
	Airports of Thailand PCL	1,970,200	3,122,915
	AP Thailand PCL	233,300	53,670
#	Asset World Corp. PCL	4,642,200	474,053
	B Grimm Power PCL	747,100	452,724
	Bangchak Corp. PCL	2,006,900	1,773,526
	Bangkok Airways PCL	437,900	257,986
	Bangkok Bank PCL (BBLF TB)	529,400	2,034,726
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	486,966
	Bangkok Chain Hospital PCL	1,275,700	615,571
	Bangkok Dusit Medical Services PCL, Class F	4,997,100	3,680,008
	Bangkok Expressway & Metro PCL	5,243,799	1,147,472
	Bangkok Life Assurance PCL, NVDR	317,400	155,828
	Banpu PCL	8,583,366	1,216,047
	Banpu Power PCL	448,700	152,315
#	Berli Jucker PCL	1,078,600	626,372
	Betagro PCL	206,000	136,389
#	BTS Group Holdings PCL	5,999,300	723,720
	Bumrungrad Hospital PCL	376,300	2,596,993
	Carabao Group PCL, Class F	277,600	514,002
	Central Pattana PCL	1,224,600	1,898,139
	Central Plaza Hotel PCL	299,900	347,058
#	Central Retail Corp. PCL	1,502,350	1,338,185
#	CH Karnchang PCL	722,500	393,225
*	Charoen Pokphand Foods PCL	3,633,123	2,446,204
#	Com7 PCL, Class F	1,057,300	605,104
	CP ALL PCL	2,205,200	3,603,672
	CP Axtra PCL	219,800	188,074
	Delta Electronics Thailand PCL	1,325,100	3,791,842
	Dohome PCL	36,500	11,469
#	Electricity Generating PCL	183,100	503,403
#	Energy Absolute PCL	1,266,300	127,891
#	Global Power Synergy PCL, Class F	770,000	858,676
	Gulf Energy Development PCL	1,327,999	1,778,986
	Hana Microelectronics PCL	400,300	522,204
	Home Product Center PCL	4,266,113	1,089,118
#	Indorama Ventures PCL	1,401,500	758,843
	Intouch Holdings PCL, Class F	326,800	754,083
	I-TAIL Corp. PCL	259,600	160,953
	Kasikornbank PCL (KBANKF TB)	167,300	619,543
	Kasikornbank PCL (KBANKR TB), NVDR	5,500	20,290
#	KCE Electronics PCL	747,900	933,695
	Kiatnakin Phatra Bank PCL	89,200	96,344
	Krung Thai Bank PCL	1,429,987	726,126
#	Krungthai Card PCL	660,700	722,887
#	Land & Houses PCL (LHF TB)	6,279,800	1,013,013
	MBK PCL	177,300	81,077
	Mega Lifesciences PCL	287,400	294,294
	Minor International PCL	2,962,683	2,431,154
	MK Restaurants Group PCL	26,700	19,663
	Muangthai Capital PCL	900,700	1,017,062
	Ngern Tid Lor PCL	1,462,949	640,258
	Osotspa PCL	1,262,400	853,523
	Plan B Media PCL, Class F	2,033,500	422,160

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	PSG Corp. PCL	6,380,000	$96,653
	PTT Exploration & Production PCL	1,156,055	4,767,571
	PTT Global Chemical PCL	1,554,025	1,188,026
	PTT Oil & Retail Business PCL	2,005,300	888,869
	PTT PCL	6,816,500	6,119,456
	Ramkhamhaeng Hospital PCL, Class F	4,300	3,498
	Ratch Group PCL	792,000	616,580
	SCB X PCL	355,366	1,026,868
	SCG Packaging PCL	928,300	735,713
	Siam Cement PCL	262,200	1,625,647
	Siam City Cement PCL (SCCC/F TB)	66,589	253,130
#	Siam Global House PCL	1,363,798	589,213
	SISB PCL	9,900	9,026
#	Srisawad Corp. PCL	822,169	749,628
	Supalai PCL	934,000	442,828
	Thai Life Insurance PCL	89,200	18,268
	Thai Oil PCL	1,294,517	1,834,005
#	Thai Union Group PCL, Class F	3,173,640	1,291,002
	Thanachart Capital PCL	314,900	415,214
	Thonburi Healthcare Group PCL	241,300	182,777
#	Tisco Financial Group PCL (TISCO/F TB)	277,600	720,381
#	TMBThanachart Bank PCL	23,842,097	1,130,401
	TOA Paint Thailand PCL	605,800	309,316
*	True Corp. PCL	11,141,686	2,891,306
	TTW PCL	290,268	72,068
	WHA Corp. PCL	9,104,200	1,340,919
TOTAL THAILAND			85,253,727
TURKEY — (1.0%)
	Akbank TAS	1,930,622	3,606,096
	Aksa Akrilik Kimya Sanayii AS	132,864	40,646
	Aksa Enerji Uretim AS	237,721	296,483
	Alarko Holding AS	123,824	391,813
	Anadolu Efes Biracilik Ve Malt Sanayii AS	229,520	1,851,388
	Arcelik AS	76,332	387,345
	Aselsan Elektronik Sanayi Ve Ticaret AS	414,276	782,388
	BIM Birlesik Magazalar AS	226,164	4,273,982
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,514	69,838
	Borusan Yatirim ve Pazarlama AS	3,253	208,034
	Coca-Cola Icecek AS	71,761	1,833,542
	Dogan Sirketler Grubu Holding AS	1,113,296	564,142
	Dogus Otomotiv Servis ve Ticaret AS	79,886	580,447
	EGE Endustri VE Ticaret AS	725	267,581
Ω	Enerjisa Enerji AS	161,809	330,015
	Enka Insaat ve Sanayi AS	775,859	1,091,941
	Eregli Demir ve Celik Fabrikalari TAS	683,221	1,156,051
	Ford Otomotiv Sanayi AS	45,341	1,361,442
*	Gubre Fabrikalari TAS	23,608	115,758
	Is Yatirim Menkul Degerler AS	585,996	662,206
	Kiler Holding AS	19,833	19,272
	KOC Holding AS	527,137	3,423,889
	Kontrolmatik Enerji Ve Muhendislik AS	97,695	190,133
*	Konya Cimento Sanayii AS	844	195,354
	Koza Altin Isletmeleri AS	299,082	209,341
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	28,070	95,541
	Migros Ticaret AS	59,911	954,605
	Nuh Cimento Sanayi AS	26,563	245,486
	Otokar Otomotiv Ve Savunma Sanayi AS	33,601	619,427
*	Oyak Cimento Fabrikalari AS	355,083	850,029

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Pegasus Hava Tasimaciligi AS	327,078	$2,211,697
*	Petkim Petrokimya Holding AS	1,033,711	753,591
*	Sasa Polyester Sanayi AS	266,173	373,211
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,761	57,203
*	TAV Havalimanlari Holding AS	190,894	1,491,562
	Tofas Turk Otomobil Fabrikasi AS	91,444	773,428
*	Turk Hava Yollari AO	371,110	3,240,104
*	Turk Telekomunikasyon AS	280,668	433,170
	Turk Traktor ve Ziraat Makineleri AS	19,401	453,878
	Turkcell Iletisim Hizmetleri AS	1,012,801	3,230,703
	Turkiye Garanti Bankasi AS	391,168	1,462,644
	Turkiye Is Bankasi AS, Class C	5,155,327	2,332,231
	Turkiye Petrol Rafinerileri AS	634,738	3,129,939
	Turkiye Sigorta AS	200,409	364,343
	Turkiye Sise ve Cam Fabrikalari AS	973,120	1,382,125
*	Turkiye Vakiflar Bankasi TAO, Class D	723,445	444,381
	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	17,584
	Yapi ve Kredi Bankasi AS	2,835,254	2,582,597
TOTAL TURKEY			51,408,606
UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	2,937,572	7,117,451
	Abu Dhabi Islamic Bank PJSC	1,652,183	5,509,659
	Abu Dhabi National Oil Co. for Distribution PJSC	2,423,298	2,354,416
	ADNOC Drilling Co. PJSC	1,576,637	1,889,461
	Agility Global PLC	2,014,994	636,380
	Aldar Properties PJSC	3,059,338	6,156,645
*	Alpha Dhabi Holding PJSC	298,846	988,818
	Dubai Electricity & Water Authority PJSC	3,588,005	2,325,222
	Dubai Islamic Bank PJSC	4,508,324	7,182,840
	Emaar Development PJSC	431,423	997,838
	Emaar Properties PJSC	6,585,502	15,472,400
	Emirates Integrated Telecommunications Co. PJSC	61,925	102,043
	Emirates NBD Bank PJSC	2,154,592	11,196,983
	Emirates Telecommunications Group Co. PJSC	1,840,642	8,208,583
	First Abu Dhabi Bank PJSC	2,093,677	7,440,104
*	International Holding Co. PJSC	23,954	2,705,218
*	Multiply Group PJSC	1,298,437	813,299
	Salik Co. PJSC	63,775	58,533
TOTAL UNITED ARAB EMIRATES			81,155,893
UNITED KINGDOM — (0.1%)
	Anglogold Ashanti PLC (AU US)	203,823	5,723,350
TOTAL COMMON STOCKS			5,193,688,854
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
	Banco Bradesco SA, 10.553%	2,309,338	5,075,019
	Centrais Eletricas Brasileiras SA Class B, 4.180%	111,846	862,354
	Cia Energetica de Minas Gerais, 9.945%	1,543,979	2,964,492
	Cia Paranaense de Energia - Copel Class B, 3.767%	1,103,566	1,968,650
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.974%	167,800	728,617
	Energisa SA, 4.450%	639	863
	Gerdau SA, 6.097%	569,235	1,837,687
	Itau Unibanco Holding SA, 6.925%	1,848,256	11,070,943
	Petroleo Brasileiro SA, 14.593%	3,257,547	21,545,545

The Emerging Markets Series
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Raizen SA, 5.668%	1,540,487	$814,345
TOTAL BRAZIL		46,868,515
CHILE — (0.0%)
Embotelladora Andina SA Class B, 5.555%	234,235	748,557
COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 8.282%	669,641	70,254
Grupo de Inversiones Suramericana SA, 6.233%	74,327	394,477
TOTAL COLOMBIA		464,731
SOUTH KOREA — (0.0%)
Hanwha Solutions Corp., 1.591%	409	6,583
TOTAL PREFERRED STOCKS		48,088,386
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Localiza Rent a Car SA Rights 08/06/2024	3,538	7,250
INDIA — (0.0%)
* Tata Consumer Products Ltd. Rights 08/19/2024	11,562	51,093
TAIWAN — (0.0%)
* Winbond Electronics Corp. Rights 08/12/2024	234,336	1,069
TURKEY — (0.0%)
* Kontrolmatik Enerji Ve Muhendislik AS Rights 08/02/2024	43,420	83,188
TOTAL RIGHTS/WARRANTS		142,600
TOTAL INVESTMENT SECURITIES (Cost $2,919,184,570)		5,241,919,840

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@ §	The DFA Short Term Investment Fund	3,101,130	35,870,774
TOTAL INVESTMENTS — (100.0%)
(Cost $2,955,057,233)^^			$5,277,790,614

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The Emerging Markets Series
CONTINUED
As of July 31, 2024, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	122	09/20/24	$33,504,124	$33,903,800	$399,676
Total Futures Contracts			$33,504,124	$33,903,800	$399,676
Summary of the Series' investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$162,125,977	—	—	$162,125,977
Chile	8,266,776	$13,077,831	—	21,344,607
China	143,988,654	997,616,262	—	1,141,604,916
Colombia	4,033,907	42,213	—	4,076,120
Czech Republic	—	8,407,622	—	8,407,622
Egypt	201,614	2,552,022	—	2,753,636
Greece	—	26,841,468	—	26,841,468
Hungary	—	13,082,357	—	13,082,357
India	35,263,790	1,108,395,311	$879,223	1,144,538,324
Indonesia	—	83,957,984	—	83,957,984
Kuwait	—	30,328,225	—	30,328,225
Malaysia	—	86,651,173	—	86,651,173
Mexico	100,612,649	1,242,520	—	101,855,169
Peru	6,280,973	—	—	6,280,973
Philippines	—	34,321,316	—	34,321,316
Poland	—	53,321,408	—	53,321,408
Qatar	—	41,043,039	—	41,043,039
Saudi Arabia	—	193,992,574	—	193,992,574
South Africa	16,396,358	133,185,650	—	149,582,008
South Korea	4,545,140	626,050,571	—	630,595,711
Taiwan	4,129,631	1,029,313,040	—	1,033,442,671
Thailand	75,410,749	9,842,978	—	85,253,727
Turkey	—	51,408,606	—	51,408,606
United Arab Emirates	8,844,963	72,310,930	—	81,155,893
United Kingdom	5,723,350	—	—	5,723,350
Preferred Stocks
Brazil	46,868,515	—	—	46,868,515
Chile	—	748,557	—	748,557
Colombia	464,731	—	—	464,731
South Korea	—	6,583	—	6,583
Rights/Warrants
Brazil	—	7,250	—	7,250
India	—	51,093	—	51,093
Taiwan	—	1,069	—	1,069
Turkey	—	83,188	—	83,188
Securities Lending Collateral	—	35,870,774	—	35,870,774
Total Investments in Securities	$623,157,777	$4,653,753,614	$879,223˂˃	$5,277,790,614

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$399,676	—	—	$399,676
Total Financial Instruments	$399,676	—	—	$399,676
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.8%)
BRAZIL — (3.5%)
	AES Brasil Energia SA	742,446	$1,481,965
	Allied Tecnologia SA	28,000	38,860
	Allos SA	1,099,632	4,245,991
	Alupar Investimento SA	491,671	2,677,345
*	Anima Holding SA	765,726	487,366
	Arezzo Industria e Comercio SA	182,354	1,568,474
	Auren Energia SA	946,804	1,988,637
	Bemobi Mobile Tech SA	168,819	431,587
	Boa Safra Sementes SA	56,737	150,365
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	192,152	895,168
*	BRF SA	706,737	2,631,451
	Brisanet Participacoes SA	194,326	140,175
*	C&A Modas SA	312,520	466,336
	Camil Alimentos SA	343,208	535,186
*	Cia Brasileira de Aluminio	192,541	180,758
*	Cia Brasileira de Distribuicao	260,563	122,078
	Cia de Saneamento de Minas Gerais Copasa MG	652,274	2,533,607
	Cia De Sanena Do Parana (SAPR11 BZ)	953,709	4,606,549
	Cia De Sanena Do Parana (SAPR3 BZ)	555,096	499,534
	Cia Siderurgica Nacional SA (CSNA3 BZ)	917,666	1,924,192
*	Clear Sale SA	46,700	68,446
*	Cogna Educacao SA	3,232,508	868,685
*	Construtora Tenda SA	167,226	386,419
	Cruzeiro do Sul Educacional SA	258,997	182,703
	CSU Digital SA	83,114	285,660
	Cury Construtora e Incorporadora SA	462,501	1,815,285
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	886,068	3,053,219
Ω	Desktop SA	30,936	89,097
	Dexco SA	1,176,010	1,519,874
	Dimed SA Distribuidora da Medicamentos	239,732	431,896
	Direcional Engenharia SA	96,479	474,195
	EcoRodovias Infraestrutura e Logistica SA	661,178	828,789
	Eletromidia SA	12,068	37,509
*	Embraer SA (EMBR3 BZ)	989,509	7,664,293
*	Embraer SA (ERJ US), Sponsored ADR	241,506	7,501,176
	Empreendimentos Pague Menos SA	166,283	74,967
*	Enauta Participacoes SA	396,624	1,517,453
	Eternit SA	30,289	31,006
	Even Construtora e Incorporadora SA	318,794	354,519
	Ez Tec Empreendimentos e Participacoes SA	349,956	816,089
	Fleury SA	827,242	2,217,230
	Fras-Le SA	159,099	536,129
Ω	GPS Participacoes e Empreendimentos SA	864,248	2,658,684
	Grendene SA	760,679	790,784
*	Grupo Casas Bahia SA	89,300	70,573
*	Grupo De Moda Soma SA	1,383,829	1,453,276
	Grupo Mateus SA	1,594,576	1,886,038
	Grupo SBF SA	161,924	432,855
	Guararapes Confeccoes SA	149,141	180,620
*	Hidrovias do Brasil SA	1,155,578	719,153
	Hypera SA	149,351	760,466
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	9,500	35,355
	Iochpe Maxion SA	329,817	728,307
	Irani Papel e Embalagem SA	272,617	406,794
*	IRB-Brasil Resseguros SA	113,921	590,334

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Jalles Machado SA	262,872	$325,328
	JHSF Participacoes SA	1,073,076	774,051
	JSL SA	200,436	334,878
	Kepler Weber SA	413,924	774,257
	Lavvi Empreendimentos Imobiliarios SA	293,400	462,186
	LOG Commercial Properties e Participacoes SA	130,271	500,713
*	Log-in Logistica Intermodal SA	177,871	1,176,760
	Lojas Quero-Quero SA	240,228	166,066
	Lojas Renner SA	2,024,986	4,747,278
* Ω	LWSA SA	960,547	747,223
	M Dias Branco SA	209,869	999,597
	Marcopolo SA	621,600	517,620
*	Marfrig Global Foods SA	855,283	1,710,218
	Melnick Even Desenvolvimento Imobiliario SA	73,800	45,015
	Mills Locacao Servicos e Logistica SA	533,320	1,047,565
	Minerva SA	324,948	361,363
*	Moura Dubeux Engenharia SA	178,200	443,598
*	Movida Participacoes SA	470,547	543,244
*	MRV Engenharia e Participacoes SA	1,042,474	1,240,393
*	Multilaser Industrial SA	80,120	27,622
	Multiplan Empreendimentos Imobiliarios SA	857,519	3,632,534
*	Oceanpact Servicos Maritimos SA	43,800	50,799
	Odontoprev SA	876,182	1,753,557
*	Oncoclinicas do Brasil Servicos Medicos SA	139,615	155,014
*	Orizon Valorizacao de Residuos SA	123,107	929,808
	Pet Center Comercio e Participacoes SA	317,729	196,609
	Petroreconcavo SA	354,455	1,294,704
	Plano & Plano Desenvolvimento Imobiliario SA	140,177	300,867
	Porto Seguro SA	452,033	2,445,517
*	Portobello SA	202,139	161,893
	Positivo Tecnologia SA	245,380	293,268
	Romi SA	162,378	302,872
	Santos Brasil Participacoes SA	1,512,578	3,505,900
	Sao Carlos Empreendimentos e Participacoes SA	65,805	283,294
	Sao Martinho SA	589,276	3,027,565
# *	Sendas Distribuidora SA (ASAI US), ADR	154,631	1,343,743
*	Sendas Distribuidora SA (ASAI3 BZ)	1,226,411	2,129,250
* Ω	Ser Educacional SA	45,110	41,791
*	Serena Energia SA	592,542	905,132
*	Simpar SA	1,278,112	1,430,381
	SLC Agricola SA	747,131	2,372,368
	Smartfit Escola de Ginastica e Danca SA	538,137	2,017,009
*	SYN prop e tech SA	26,500	47,648
	Tegma Gestao Logistica SA	116,092	497,113
	TOTVS SA	1,646,258	8,076,813
	Transmissora Alianca de Energia Eletrica SA	1,096,723	6,551,854
	Tres Tentos Agroindustrial SA	253,677	478,996
	Trisul SA	258,582	221,727
	Tupy SA	239,172	1,044,447
	Ultrapar Participacoes SA (UGPA3 BZ)	900,173	3,534,709
	Unipar Carbocloro SA	10,575	95,352
	Usinas Siderurgicas de Minas Gerais SA Usiminas	233,662	249,519
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	105,832	321,080
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	954,778	1,456,774
	Vivara Participacoes SA	329,893	1,402,708
	Vulcabras SA	419,776	1,148,861
	Wilson Sons SA	392,984	1,093,600
	Wiz Co.	120,644	129,898

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	YDUQS Participacoes SA	637,975	$1,233,957
*	Zamp SA	515,080	302,337
TOTAL BRAZIL			142,479,745
CHILE — (0.6%)
	Aguas Andinas SA, Class A	5,245,019	1,558,679
	Besalco SA	1,541,271	924,558
	Camanchaca SA	1,471,136	58,080
*	CAP SA	148,607	837,800
	Cementos BIO BIO SA	352,724	254,841
	Cia Cervecerias Unidas SA (CCU CI)	38,966	215,169
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	17,960	197,201
	Colbun SA	10,640,268	1,383,870
*	Cristalerias de Chile SA	130,323	380,298
	Embotelladora Andina SA, ADR, Class B	45,645	873,189
	Empresa Nacional de Telecomunicaciones SA	450,193	1,265,965
	Empresas Lipigas SA	6,383	24,397
*	Engie Energia Chile SA	1,027,463	933,785
	Forus SA	169,137	351,967
	Grupo Security SA	3,176,300	896,969
	Inversiones Aguas Metropolitanas SA	985,615	720,003
	Inversiones La Construccion SA	79,619	624,695
	Multiexport Foods SA	2,201,341	493,381
	Parque Arauco SA	1,756,978	2,798,106
	PAZ Corp. SA	1,023,639	599,245
*	Ripley Corp. SA	1,904,492	547,968
	Salfacorp SA	1,087,304	644,157
	Sigdo Koppers SA	1,064,975	1,305,276
	SMU SA	5,492,866	909,767
	Sociedad Matriz SAAM SA	34,003,558	3,813,092
*	Socovesa SA	487,247	34,453
	SONDA SA	987,735	417,379
	Vina Concha y Toro SA	1,087,102	1,363,097
TOTAL CHILE			24,427,387
CHINA — (18.9%)
	361 Degrees International Ltd.	3,755,000	1,652,279
# *	3D Medicines, Inc.	15,000	7,434
Ω	3SBio, Inc.	5,720,500	4,487,098
*	5I5J Holding Group Co. Ltd., Class A	601,200	232,942
	AAC Technologies Holdings, Inc.	2,164,500	7,923,136
	Advanced Technology & Materials Co. Ltd., Class A	238,300	283,024
*	AECC Aero Science & Technology Co. Ltd., Class A	81,900	180,174
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	279,103	361,392
*	Agile Group Holdings Ltd.	2,966,000	187,752
*	Agora, Inc., ADR	37,155	92,888
*	AIM Vaccine Co. Ltd.	28,600	24,589
# * Ω	AInnovation Technology Group Co. Ltd.	46,700	26,075
	Ajisen China Holdings Ltd.	1,322,000	163,957
# Ω	AK Medical Holdings Ltd.	1,424,000	788,399
# * Ω	Akeso, Inc.	1,343,000	7,273,264
*	Alibaba Health Information Technology Ltd.	2,392,000	1,011,771
# *	Alibaba Pictures Group Ltd.	37,230,000	1,881,083
# Ω	A-Living Smart City Services Co. Ltd.	1,328,000	460,554
* Ω	Alliance International Education Leasing Holdings Ltd.	552,000	32,439
	Allmed Medical Products Co. Ltd., Class A	120,500	109,912
*	Alpha Group, Class A	244,400	196,960
# * Ω	Alphamab Oncology	39,000	11,090

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Amoy Diagnostics Co. Ltd., Class A	95,269	$249,446
	An Hui Wenergy Co. Ltd., Class A	614,902	754,988
*	ANE Cayman, Inc.	1,300,000	1,225,844
# *	Angang Steel Co. Ltd., Class H	4,430,999	686,455
Ω	Angelalign Technology, Inc.	31,200	214,044
	Anhui Anfu Battery Technology Co. Ltd., Class A	6,900	24,008
	Anhui Anke Biotechnology Group Co. Ltd., Class A	178,200	211,647
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	388,786
	Anhui Expressway Co. Ltd., Class H	1,738,000	2,100,425
*	Anhui Golden Seed Winery Co. Ltd., Class A	106,300	183,788
	Anhui Guangxin Agrochemical Co. Ltd., Class A	144,100	224,996
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	149,329	213,833
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	221,400	142,763
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	437,140	267,476
	Anhui Jinhe Industrial Co. Ltd., Class A	95,200	270,948
*	Anhui Tatfook Technology Co. Ltd., Class A	170,000	165,516
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	142,920	168,415
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	213,200	184,929
	Anhui Xinhua Media Co. Ltd., Class A	152,700	132,899
	Anhui Yingliu Electromechanical Co. Ltd., Class A	82,300	139,934
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	132,000	221,721
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	13,516	215,451
	Anton Oilfield Services Group	6,422,000	459,311
	Aoshikang Technology Co. Ltd., Class A	75,600	272,850
	Aotecar New Energy Technology Co. Ltd., Class A	809,100	274,755
*	Aowei Holdings Ltd.	1,451,000	74,038
	ApicHope Pharmaceutical Co. Ltd., Class A	142,770	314,870
	Appotronics Corp. Ltd., Class A	62,517	134,759
	APT Satellite Holdings Ltd.	652,000	179,418
* Ω	Arrail Group Ltd.	140,000	76,468
* Ω	Ascletis Pharma, Inc.	394,000	56,809
	Asia Cement China Holdings Corp.	1,480,000	546,616
Ω	AsiaInfo Technologies Ltd.	684,800	400,067
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	121,300	123,520
	Aurisco Pharmaceutical Co. Ltd., Class A	11,700	39,462
	Autel Intelligent Technology Corp. Ltd., Class A	39,792	142,737
	AviChina Industry & Technology Co. Ltd., Class H	7,607,000	3,721,133
Ω	BAIC Motor Corp. Ltd., Class H	5,408,000	1,460,981
* Ω	Bairong, Inc.	456,000	528,798
	Bank of Chongqing Co. Ltd., Class H	1,949,000	1,266,411
Ω	Bank of Qingdao Co. Ltd., Class H	896,000	268,186
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	811,910	80,083
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	155,002	74,449
	Baowu Magnesium Technology Co. Ltd., Class A	230,860	327,156
	Baoxiniao Holding Co. Ltd., Class A	185,000	108,072
*	Baoye Group Co. Ltd., Class H	1,132,000	699,004
*	Baozun, Inc. (BZUN US), Sponsored ADR	63,570	150,661
	BBMG Corp., Class H	6,694,000	505,171
*	Be Friends Holding Ltd.	58,000	10,420
	Bear Electric Appliance Co. Ltd., Class A	38,147	255,916
	Befar Group Co. Ltd., Class A	309,700	152,217
	Beibuwan Port Co. Ltd., Class A	225,881	239,369
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	98,400	178,341
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	70,920	207,691
*	Beijing Capital Development Co. Ltd., Class A	532,676	157,514
*	Beijing Capital International Airport Co. Ltd., Class H	5,834,000	1,941,614
	Beijing Career International Co. Ltd., Class A	21,300	44,131
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	212,000	221,192

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing CTJ Information Technology Co. Ltd., Class A	47,500	$130,582
*	Beijing Cuiwei Tower Co. Ltd., Class A	51,300	43,923
	Beijing Dahao Technology Corp. Ltd., Class A	117,600	209,671
	Beijing eGOVA Co. Ltd., Class A	56,900	112,949
	Beijing Energy International Holding Co. Ltd.	15,424,000	321,901
	Beijing Enterprises Holdings Ltd.	1,535,500	5,094,876
	Beijing Enterprises Water Group Ltd.	12,240,000	3,776,660
	Beijing Gehua CATV Network Co. Ltd., Class A	255,600	215,239
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	361,868	264,180
*	Beijing Haixin Energy Technology Co. Ltd., Class A	565,000	169,849
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	17,869	230,836
*	Beijing Jetsen Technology Co. Ltd., Class A	96,600	51,921
	Beijing Jingneng Clean Energy Co. Ltd., Class H	4,650,000	1,101,492
	Beijing Jingyuntong Technology Co. Ltd., Class A	483,800	165,547
*	Beijing Leike Defense Technology Co. Ltd., Class A	312,407	161,319
	Beijing North Star Co. Ltd., Class H	2,396,000	193,386
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	277,454	244,472
	Beijing Oriental Jicheng Co. Ltd., Class A	18,300	56,079
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	140,430
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	22,200	37,433
	Beijing Sanyuan Foods Co. Ltd., Class A	176,704	94,162
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	43,400	38,255
*	Beijing Shunxin Agriculture Co. Ltd., Class A	87,800	208,645
	Beijing Sinnet Technology Co. Ltd., Class A	200,200	229,436
*	Beijing Sinohytec Co. Ltd., Class H	3,500	10,500
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	236,810
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	193,800	97,498
	Beijing Strong Biotechnologies, Inc., Class A	143,700	271,040
	Beijing SuperMap Software Co. Ltd., Class A	67,300	139,135
*	Beijing Thunisoft Corp. Ltd., Class A	109,900	74,987
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	779,000	857,516
*	Beijing Tongtech Co. Ltd., Class A	19,800	22,884
	Beijing Ultrapower Software Co. Ltd., Class A	144,800	167,305
	Beijing United Information Technology Co. Ltd., Class A	67,200	205,329
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	245,000	47,966
*	Beijing VRV Software Corp. Ltd., Class A	159,300	88,630
	Beijing Wandong Medical Technology Co. Ltd., Class A	111,100	192,930
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	76,389
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	51,200	288,943
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	77,257	88,884
*	Bengang Steel Plates Co. Ltd., Class A	281,700	103,661
	Bestore Co. Ltd., Class A	34,700	53,930
*	Bestway Marine & Energy Technology Co. Ltd., Class A	234,300	126,741
	Beyondsoft Corp., Class A	16,700	18,518
*	Billion Industrial Holdings Ltd.	44,000	23,436
	Binhai Investment Co. Ltd.	53,015	7,738
	Binjiang Service Group Co. Ltd.	175,000	350,904
	Black Peony Group Co. Ltd., Class A	264,549	135,353
Ω	Blue Moon Group Holdings Ltd.	1,929,000	499,195
*	Blue Sail Medical Co. Ltd., Class A	63,800	39,311
Ω	BOC Aviation Ltd.	590,400	5,180,598
*	BOE HC SemiTek Corp., Class A	138,000	82,170
	BOE Varitronix Ltd.	771,000	441,193
*	Bohai Leasing Co. Ltd., Class A	536,300	215,456
	Bomin Electronics Co. Ltd., Class A	62,000	68,274
	Bosideng International Holdings Ltd.	11,634,000	5,815,267
	Boyaa Interactive International Ltd.	418,000	91,623

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bright Dairy & Food Co. Ltd., Class A	202,900	$230,826
	BrightGene Bio-Medical Technology Co. Ltd., Class A	71,248	265,985
*	Brii Biosciences Ltd.	64,000	8,344
††	Brilliance China Automotive Holdings Ltd.	9,602,000	4,699,299
	Broadex Technologies Co. Ltd., Class A	14,400	38,098
	Bros Eastern Co. Ltd., Class A	134,100	87,652
	B-Soft Co. Ltd., Class A	210,948	100,753
	BYD Electronic International Co. Ltd.	194,000	755,024
*	C C Land Holdings Ltd.	11,616,015	1,786,730
#	C&D International Investment Group Ltd.	2,203,858	3,693,933
	C&D Property Management Group Co. Ltd.	407,000	145,365
	Cabbeen Fashion Ltd.	5,000	960
# * Ω	CALB Group Co. Ltd.	67,600	116,784
	Camel Group Co. Ltd., Class A	239,535	248,437
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	377,100	163,516
	Canny Elevator Co. Ltd., Class A	84,800	68,627
#	Canvest Environmental Protection Group Co. Ltd.	2,476,000	1,396,489
*	Capital Environment Holdings Ltd.	15,260,000	173,789
# * Ω	CARsgen Therapeutics Holdings Ltd.	190,000	97,868
	Castech, Inc., Class A	64,880	207,724
	CCS Supply Chain Management Co. Ltd., Class A	113,600	60,999
	Central China Management Co. Ltd.	1,270,626	17,890
	Central China New Life Ltd.	828,000	132,754
	Central China Securities Co. Ltd., Class H	3,162,000	436,431
	CETC Digital Technology Co. Ltd., Class A	95,500	232,936
#	CGN New Energy Holdings Co. Ltd.	4,990,000	1,487,207
*	CGN Nuclear Technology Development Co. Ltd., Class A	237,100	205,119
	Changchun Faway Automobile Components Co. Ltd., Class A	168,330	186,189
	Changchun UP Optotech Co. Ltd., Class A	34,700	144,817
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	36,700	12,645
	Changjiang Publishing & Media Co. Ltd., Class A	19,600	21,949
*	ChangYuan Technology Group Ltd., Class A	119,500	64,040
	Changzhou Qianhong Biopharma Co. Ltd., Class A	162,800	122,759
	Chaoju Eye Care Holdings Ltd.	257,000	95,973
	Chaowei Power Holdings Ltd.	1,603,000	299,069
*	Chen Lin Education Group Holdings Ltd.	416,000	77,668
	Cheng De Lolo Co. Ltd., Class A	256,650	280,686
	Chengdu ALD Aviation Manufacturing Corp., Class A	63,840	128,875
*	Chengdu CORPRO Technology Co. Ltd., Class A	120,100	244,865
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	113,900	182,529
	Chengdu Galaxy Magnets Co. Ltd., Class A	35,200	71,563
	Chengdu Guibao Science & Technology Co. Ltd., Class A	25,800	42,299
	Chengdu Guoguang Electric Co. Ltd., Class A	9,026	62,631
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	187,914
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	80,895	234,094
	Chengdu Kanghua Biological Products Co. Ltd., Class A	29,300	215,314
	Chengdu Leejun Industrial Co. Ltd., Class A	144,300	110,469
	Chengdu Spaceon Electronics Co. Ltd., Class A	31,700	57,187
	Chengdu Wintrue Holding Co. Ltd., Class A	188,400	178,817
	Chengtun Mining Group Co. Ltd., Class A	385,400	253,839
	Chenguang Biotech Group Co. Ltd., Class A	95,000	105,877
	Chengzhi Co. Ltd., Class A	121,500	120,203
#	Chervon Holdings Ltd.	218,300	498,876
*	China Aerospace International Holdings Ltd.	8,284,500	307,063
	China Aircraft Leasing Group Holdings Ltd.	1,104,000	397,485
	China Animal Husbandry Industry Co. Ltd., Class A	103,100	95,426
	China BlueChemical Ltd., Class H	4,880,000	1,217,187
# * Ω	China Bohai Bank Co. Ltd., Class H	4,569,000	549,698
*	China Boton Group Co. Ltd.	182,000	42,736

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China CAMC Engineering Co. Ltd., Class A	332,197	$336,252
	China Chunlai Education Group Co. Ltd.	316,000	189,058
	China Cinda Asset Management Co. Ltd., Class H	29,765,000	2,439,843
	China Communications Services Corp. Ltd., Class H	7,542,000	3,874,719
	China Conch Environment Protection Holdings Ltd.	3,057,500	313,524
	China Conch Venture Holdings Ltd.	4,187,500	3,659,460
	China CYTS Tours Holding Co. Ltd., Class A	108,900	150,494
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	2,211,426
	China Design Group Co. Ltd., Class A	171,500	213,432
# Ω	China Development Bank Financial Leasing Co. Ltd., Class H	3,800,000	709,836
# * ††	China Dili Group	12,625,699	200,063
	China Dongxiang Group Co. Ltd.	7,761,985	302,929
# Ω	China East Education Holdings Ltd.	787,500	249,540
#	China Education Group Holdings Ltd.	3,177,116	1,645,416
	China Electronics Huada Technology Co. Ltd.	2,622,000	380,258
	China Electronics Optics Valley Union Holding Co. Ltd.	7,892,000	277,288
	China Everbright Environment Group Ltd.	11,255,000	5,084,432
Ω	China Everbright Greentech Ltd.	542,000	47,130
	China Everbright Ltd.	2,808,000	1,403,472
Ω	China Feihe Ltd.	10,419,000	4,718,669
*	China Financial Services Holdings Ltd.	126,200	2,902
	China Foods Ltd.	3,906,000	1,359,878
	China Gas Holdings Ltd.	8,237,600	7,491,441
	China Glass Holdings Ltd.	2,950,000	206,971
*	China Gold International Resources Corp. Ltd. (2099 HK)	743,100	4,057,143
*	China Greenland Broad Greenstate Group Co. Ltd.	3,444,000	14,665
	China Hanking Holdings Ltd.	1,943,000	218,429
	China Harmony Auto Holding Ltd.	731,000	41,615
*	China High Speed Railway Technology Co. Ltd., Class A	655,400	193,315
*	China High Speed Transmission Equipment Group Co. Ltd.	1,089,000	143,558
# ††	China Huiyuan Juice Group Ltd.	3,902,101	175,106
	China International Marine Containers Group Co. Ltd., Class H	3,092,380	2,402,485
	China Jinmao Holdings Group Ltd.	17,330,757	1,374,147
	China Kepei Education Group Ltd.	420,000	77,403
	China Kings Resources Group Co. Ltd., Class A	65,840	244,261
	China Leadshine Technology Co. Ltd., Class A	38,400	105,592
	China Lesso Group Holdings Ltd.	3,308,000	1,313,090
	China Lilang Ltd.	1,190,000	641,962
# * Ω	China Literature Ltd.	1,228,600	3,981,164
*	China Longevity Group Co. Ltd.	1,076,350	35,406
* ††	China Maple Leaf Educational Systems Ltd.	3,874,000	124,017
	China Medical System Holdings Ltd.	4,648,500	3,855,105
#	China Meidong Auto Holdings Ltd.	1,216,000	320,717
	China Mengniu Dairy Co. Ltd.	1,893,000	3,167,543
	China Merchants Land Ltd.	2,692,000	91,192
	China Merchants Port Holdings Co. Ltd.	4,578,107	6,731,805
	China Merchants Property Operation & Service Co. Ltd., Class A	171,300	235,441
# ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	8,815,000	756,753
	China National Accord Medicines Corp. Ltd., Class A	49,241	206,404
	China National Building Material Co. Ltd., Class H	13,202,000	4,375,554
Ω	China New Higher Education Group Ltd.	1,994,000	504,566
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	374,500	247,892
	China Nonferrous Mining Corp. Ltd.	3,606,000	2,568,199
*	China Oil & Gas Group Ltd.	13,878,000	342,171
	China Oriental Group Co. Ltd.	2,742,000	417,595
	China Overseas Grand Oceans Group Ltd.	5,488,434	1,128,737
	China Overseas Property Holdings Ltd.	4,865,000	2,922,842

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Power International Development Ltd.	16,804,333	$7,909,917
	China Publishing & Media Co. Ltd., Class A	259,615	211,962
*	China Qinfa Group Ltd.	336,000	34,822
	China Railway Hi-tech Industry Co. Ltd., Class A	196,800	204,282
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,017,000	421,818
	China Railway Tielong Container Logistics Co. Ltd., Class A	220,800	190,739
*	China Rare Earth Holdings Ltd.	5,364,799	209,327
	China Reinsurance Group Corp., Class H	18,220,000	1,235,787
# * †† Ω	China Renaissance Holdings Ltd.	773,400	134,627
*	China Resource & Environment Co. Ltd., Class A	138,200	89,908
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	58,900	258,501
	China Resources Building Materials Technology Holdings Ltd.	6,128,000	1,409,443
	China Resources Medical Holdings Co. Ltd.	2,552,000	1,046,109
Ω	China Resources Mixc Lifestyle Services Ltd.	278,600	780,973
Ω	China Resources Pharmaceutical Group Ltd.	5,024,500	3,435,641
#	China Risun Group Ltd.	4,163,000	1,587,236
# *	China Ruyi Holdings Ltd.	18,172,000	4,857,674
*	China Sanjiang Fine Chemicals Co. Ltd.	2,029,000	440,006
# Ω	China Shengmu Organic Milk Ltd.	7,922,000	186,321
	China Shineway Pharmaceutical Group Ltd.	993,200	1,023,080
*	China Silver Group Ltd.	1,048,000	36,174
	China State Construction Development Holdings Ltd.	842,000	224,742
	China State Construction International Holdings Ltd.	3,430,000	4,795,118
# *	China Sunshine Paper Holdings Co. Ltd.	1,828,000	502,244
	China Suntien Green Energy Corp. Ltd., Class H	6,264,000	2,685,096
	China Taiping Insurance Holdings Co. Ltd.	4,699,800	5,003,594
	China Testing & Certification International Group Co. Ltd., Class A	189,192	151,199
* ††	China Tianrui Group Cement Co. Ltd.	256,000	1,180
	China Tianying, Inc., Class A	390,252	249,160
	China Tobacco International HK Co. Ltd.	618,000	1,235,642
*	China Traditional Chinese Medicine Holdings Co. Ltd.	9,736,000	4,114,094
	China TransInfo Technology Co. Ltd., Class A	155,100	188,997
	China Travel International Investment Hong Kong Ltd.	9,487,900	1,336,671
	China Tungsten & Hightech Materials Co. Ltd., Class A	182,840	217,534
* ††	China Vered Financial Holding Corp. Ltd.	21,860,000	158,899
	China Water Affairs Group Ltd.	3,782,000	2,456,601
	China West Construction Group Co. Ltd., Class A	240,900	171,528
	China XLX Fertiliser Ltd.	1,865,000	855,792
	China Yongda Automobiles Services Holdings Ltd.	1,972,000	393,746
* Ω	China Youran Dairy Group Ltd.	961,000	137,685
* Ω	China Yuhua Education Corp. Ltd.	4,316,000	240,513
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	70,600	15,731
††	China Zhongwang Holdings Ltd.	8,794,400	354,574
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	105,400	107,618
	Chinasoft International Ltd.	9,242,000	4,503,660
	Chongqing Department Store Co. Ltd., Class A	99,800	265,407
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	182,880	263,422
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	29,400	50,833
	Chongqing Gas Group Corp. Ltd., Class A	245,800	191,215
	Chongqing Machinery & Electric Co. Ltd., Class H	3,274,000	230,351
	Chongqing Road & Bridge Co. Ltd., Class A	29,700	16,785
	Chongqing Rural Commercial Bank Co. Ltd., Class H	6,443,000	3,336,023
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	172,126	215,506
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	169,337	303,863
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	283,310	211,895
	CIG Shanghai Co. Ltd., Class A	39,900	169,656
	CIMC Enric Holdings Ltd.	2,856,000	2,657,644
	Cisen Pharmaceutical Co. Ltd., Class A	57,900	106,869

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CITIC Resources Holdings Ltd.	8,460,600	$421,688
	City Development Environment Co. Ltd., Class A	161,100	263,521
*	Citychamp Watch & Jewellery Group Ltd.	7,168,000	898,608
# * Ω	Cloud Music, Inc.	44,050	535,678
*	ClouDr Group Ltd.	589,900	130,772
# *	CMGE Technology Group Ltd.	4,176,000	455,047
	CMST Development Co. Ltd., Class A	300,400	204,380
*	CNFinance Holdings Ltd., ADR	46,226	49,924
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	237,040	246,471
# *	COFCO Joycome Foods Ltd.	8,479,000	1,716,056
	Cofoe Medical Technology Co. Ltd., Class A	10,600	47,075
	Comba Telecom Systems Holdings Ltd.	4,858,001	541,394
	Concord New Energy Group Ltd.	25,104,964	1,895,286
	Consun Pharmaceutical Group Ltd.	2,208,000	1,581,039
	Contec Medical Systems Co. Ltd., Class A	31,600	57,377
	Continental Aerospace Technologies Holding Ltd.	15,155,722	262,808
	COSCO SHIPPING Development Co. Ltd., Class H	11,661,000	1,402,148
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,373,000	1,595,728
#	COSCO SHIPPING Ports Ltd.	4,390,478	2,609,930
	COSCO SHIPPING Technology Co. Ltd., Class A	35,900	71,169
#	CPMC Holdings Ltd.	2,382,000	2,119,763
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	246,425
	Crystal Clear Electronic Material Co. Ltd., Class A	137,900	139,463
	CSG Holding Co. Ltd., Class A	309,700	216,032
	CSSC Hong Kong Shipping Co. Ltd.	3,460,000	695,800
	CTS International Logistics Corp. Ltd., Class A	305,720	236,407
*	CWT International Ltd.	24,080,000	218,829
*	Da Ming International Holdings Ltd.	880,000	97,006
	Daan Gene Co. Ltd., Class A	294,060	206,203
*	Dada Nexus Ltd., ADR	20,162	26,614
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	441,200	262,087
#	Dalipal Holdings Ltd.	1,198,000	625,931
	Dashang Co. Ltd., Class A	25,040	55,791
	Datang International Power Generation Co. Ltd., Class H	8,940,000	1,797,590
*	Datang Telecom Technology Co. Ltd., Class A	160,800	115,510
	Dawnrays Pharmaceutical Holdings Ltd.	2,567,886	375,383
	DBG Technology Co. Ltd., Class A	74,983	212,652
	DeHua TB New Decoration Materials Co. Ltd., Class A	193,916	255,471
	Deppon Logistics Co. Ltd., Class A	114,200	203,800
*	Dezhan Healthcare Co. Ltd., Class A	221,000	73,067
	Dian Diagnostics Group Co. Ltd., Class A	135,159	234,714
	Digital China Holdings Ltd.	1,800,500	735,181
	Digital China Information Service Group Co. Ltd., Class A	229,764	282,773
# *	Dingdang Health Technology Group Ltd.	95,000	11,902
	Dirui Industrial Co. Ltd., Class A	20,300	46,646
	Dongfang Electric Corp. Ltd., Class H	361,600	485,058
	Dongfang Electronics Co. Ltd., Class A	177,400	276,341
*	Dongfeng Motor Group Co. Ltd., Class H	7,268,000	2,130,874
	Dongguan Aohai Technology Co. Ltd., Class A	39,900	175,518
*	Dongguan Chitwing Technology Co. Ltd., Class A	8,200	21,176
	Dongguan Development Holdings Co. Ltd., Class A	218,600	310,545
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	14,453	79,954
	Dongyue Group Ltd.	4,984,000	4,342,425
# *	DouYu International Holdings Ltd.	49,443	835,582
	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,206,000	412,165
	Eaglerise Electric & Electronic China Co. Ltd., Class A	46,100	111,561
# * Ω	East Buy Holding Ltd.	478,000	663,850
	E-Commodities Holdings Ltd.	3,824,000	772,687
	Edan Instruments, Inc., Class A	141,500	163,351

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Edifier Technology Co. Ltd., Class A	128,100	$210,105
	Edvantage Group Holdings Ltd.	873,516	249,369
	EEKA Fashion Holdings Ltd.	677,500	789,161
	Electric Connector Technology Co. Ltd., Class A	54,913	260,288
*	Elion Energy Co. Ltd., Class A	780,761	41,053
	EmbedWay Technologies Shanghai Corp., Class A	46,200	152,495
	Era Co. Ltd., Class A	306,500	168,115
	Espressif Systems Shanghai Co. Ltd., Class A	13,430	202,585
	Essex Bio-technology Ltd.	871,000	277,780
	Eternal Asia Supply Chain Management Ltd., Class A	588,300	247,593
	EVA Precision Industrial Holdings Ltd.	3,246,435	282,156
	Ever Sunshine Services Group Ltd.	1,168,000	229,933
*	EverChina International Holdings Co. Ltd.	6,965,000	95,487
# * Ω	Everest Medicines Ltd.	470,000	1,175,274
*	Fanhua, Inc., Sponsored ADR	150,249	235,891
#	Far East Horizon Ltd.	5,472,000	3,736,014
	Far East Smarter Energy Co. Ltd., Class A	129,600	66,277
	FAWER Automotive Parts Co. Ltd., Class A	361,400	255,902
	Feilong Auto Components Co. Ltd., Class A	73,100	93,770
	Ferrotec Anhui Technology Development Co. Ltd., Class A	40,300	117,009
	Fibocom Wireless, Inc., Class A	114,420	197,825
# *	FIH Mobile Ltd.	9,444,000	958,845
*	Financial Street Holdings Co. Ltd., Class A	607,398	192,330
	FinVolution Group, ADR	389,292	2,172,249
	First Tractor Co. Ltd., Class H	1,033,176	886,721
#	Flat Glass Group Co. Ltd., Class H	631,000	915,717
	Focus Lightings Tech Co. Ltd., Class A	39,400	50,600
*	Focused Photonics Hangzhou, Inc., Class A	37,900	63,638
	Focuslight Technologies, Inc., Class A	8,528	63,023
	Foryou Corp., Class A	55,600	206,608
	Foshan Electrical & Lighting Co. Ltd., Class A	28,500	18,665
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	63,500	61,176
	Fosun International Ltd.	5,664,500	2,950,928
	Fu Shou Yuan International Group Ltd.	4,466,000	2,801,619
#	Fufeng Group Ltd.	6,291,600	3,716,535
# * ††	Fuguiniao Co. Ltd., Class H	1,930,000	0
	Fujian Apex Software Co. Ltd., Class A	26,300	118,183
	Fujian Boss Software Development Co. Ltd., Class A	178,092	288,990
	Fujian Longking Co. Ltd., Class A	20,300	32,844
	Fujian Star-net Communication Co. Ltd., Class A	134,073	246,805
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	60,200	100,689
*	Fulin Precision Co. Ltd., Class A	199,200	179,414
*	Fullshare Holdings Ltd.	298,000	17,723
*	Fusen Pharmaceutical Co. Ltd.	99,000	11,535
	Gansu Energy Chemical Co. Ltd., Class A	214,700	83,535
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	835,000	138,747
	Gansu Shangfeng Cement Co. Ltd., Class A	235,561	210,679
	Gaona Aero Material Co. Ltd., Class A	93,720	206,962
	Gaush Meditech Ltd.	7,000	11,309
	G-bits Network Technology Xiamen Co. Ltd., Class A	9,300	214,577
*	GDS Holdings Ltd. (9698 HK), Class A	3,046,200	4,244,718
	Gemdale Corp., Class A	362,800	158,496
	Gemdale Properties & Investment Corp. Ltd.	18,202,000	493,966
Ω	Genertec Universal Medical Group Co. Ltd.	2,324,500	1,303,814
*	Genimous Technology Co. Ltd., Class A	178,900	144,831
	Geovis Technology Co. Ltd., Class A	51,153	225,171
	GEPIC Energy Development Co. Ltd., Class A	373,900	307,848
	Getein Biotech, Inc., Class A	128,496	136,885
Ω	Giant Biogene Holding Co. Ltd.	957,200	4,961,858

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Giantec Semiconductor Corp., Class A	23,769	$175,100
	Glarun Technology Co. Ltd., Class A	84,400	160,475
# *	Global New Material International Holdings Ltd.	236,000	111,311
*	Glorious Property Holdings Ltd.	11,042,501	14,134
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	348,113
	Goldenmax International Group Ltd., Class A	183,600	164,971
	Goldpac Group Ltd.	1,007,000	135,188
	Goldwind Science & Technology Co. Ltd., Class H	2,272,600	1,171,936
*	GOME Retail Holdings Ltd.	21,038,000	62,011
*	Gosuncn Technology Group Co. Ltd., Class A	247,600	152,523
	Grand Pharmaceutical Group Ltd., Class L	3,333,000	1,900,274
	Grandblue Environment Co. Ltd., Class A	54,900	164,115
*	Grandjoy Holdings Group Co. Ltd., Class A	582,700	197,697
*	Greatoo Intelligent Equipment, Inc., Class A	231,200	79,949
	Greatview Aseptic Packaging Co. Ltd.	2,771,000	844,806
*	Gree Real Estate Co. Ltd., Class A	239,700	173,149
	Greentown China Holdings Ltd.	3,388,648	2,564,419
Ω	Greentown Management Holdings Co. Ltd.	1,892,000	1,081,041
	Greentown Service Group Co. Ltd.	4,484,000	1,961,552
	GRG Metrology & Test Group Co. Ltd., Class A	96,100	167,570
	Grinm Advanced Materials Co. Ltd., Class A	153,300	193,693
	Guangdong Advertising Group Co. Ltd., Class A	355,200	249,263
	Guangdong Aofei Data Technology Co. Ltd., Class A	207,339	293,123
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	265,400	174,580
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,200	19,005
	Guangdong DFP New Material Group Co. Ltd.	138,600	52,791
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	418,952
	Guangdong Dongpeng Holdings Co. Ltd., Class A	203,200	167,074
	Guangdong Dowstone Technology Co. Ltd., Class A	142,600	179,757
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	146,900	157,706
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	55,500	90,354
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,700	22,360
	Guangdong Hongda Holdings Group Co. Ltd., Class A	98,800	263,148
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	54,600	80,705
	Guangdong Huate Gas Co. Ltd., Class A	11,949	84,109
	Guangdong Hybribio Biotech Co. Ltd., Class A	100,656	65,480
	Guangdong Investment Ltd.	8,462,000	4,437,540
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	65,100	213,630
	Guangdong Sirio Pharma Co. Ltd., Class A	24,570	78,498
	Guangdong South New Media Co. Ltd., Class A	56,100	256,511
	Guangdong Tapai Group Co. Ltd., Class A	59,500	58,244
	Guangdong Topstar Technology Co. Ltd., Class A	51,900	90,045
	Guangdong Vanward New Electric Co. Ltd., Class A	102,600	134,632
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	113,730	212,524
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	585,200	141,856
*	Guanghui Logistics Co. Ltd., Class A	121,800	89,081
	Guangshen Railway Co. Ltd., Class H	4,378,000	1,333,312
	Guangxi Liugong Machinery Co. Ltd., Class A	292,120	406,083
	Guangxi LiuYao Group Co. Ltd., Class A	60,780	145,532
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	537,900	167,530
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	490,000	1,248,855
	Guangzhou Haoyang Electronic Co. Ltd., Class A	11,750	65,133
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	175,261
*	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	68,800	89,070
	Guangzhou Sie Consulting Co. Ltd., Class A	42,700	79,151
	Guangzhou Wondfo Biotech Co. Ltd., Class A	64,500	223,931
	Guilin Layn Natural Ingredients Corp., Class A	66,230	64,473
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	73,000	128,096

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	120,100	$127,793
	Guizhou Gas Group Corp. Ltd., Class A	51,900	46,266
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	297,596	226,974
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	41,400	67,390
	Guizhou Tyre Co. Ltd., Class A	211,700	142,969
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	472,400	218,961
*	Guoguang Electric Co. Ltd., Class A	81,200	129,244
#	Guolian Securities Co. Ltd., Class H	1,344,000	509,634
	Guomai Technologies, Inc., Class A	147,400	124,137
# * Ω	Haichang Ocean Park Holdings Ltd.	9,122,000	828,911
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	29,820	46,158
*	Haima Automobile Co. Ltd., Class A	75,200	38,339
	Hainan Drinda New Energy Technology Co. Ltd., Class A	34,700	183,908
	Hainan Haide Capital Management Co. Ltd., Class A	263,030	199,091
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	35,600	91,921
*	Hainan Meilan International Airport Co. Ltd., Class H	640,000	625,462
	Hainan Strait Shipping Co. Ltd., Class A	296,150	218,576
	Haitian International Holdings Ltd.	2,453,000	7,116,838
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	3,100,000	305,997
	Hand Enterprise Solutions Co. Ltd., Class A	232,000	201,220
	Hangxiao Steel Structure Co. Ltd., Class A	584,208	192,447
	Hangzhou Dptech Technologies Co. Ltd., Class A	94,500	159,204
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	57,900	128,552
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	29,539	152,790
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	101,500	173,747
	Hangzhou Lion Microelectronics Co. Ltd., Class A	63,700	207,801
	Hangzhou Onechance Tech Corp., Class A	55,570	118,501
	Hangzhou Shunwang Technology Co. Ltd., Class A	171,700	246,564
	Hangzhou Sunrise Technology Co. Ltd., Class A	79,000	158,254
# Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	322,900	1,240,275
* Ω	Harbin Bank Co. Ltd., Class H	1,030,000	36,759
	Harbin Boshi Automation Co. Ltd., Class A	159,900	272,182
	Harbin Electric Co. Ltd., Class H	1,983,413	641,163
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	67,700	116,245
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	65,000	17,204
*	Harbin Pharmaceutical Group Co. Ltd., Class A	511,600	221,625
	HBIS Resources Co. Ltd., Class A	151,000	296,313
* Ω	HBM Holdings Ltd.	1,129,000	199,262
	Health & Happiness H&H International Holdings Ltd.	703,000	770,960
*	Healthcare Co. Ltd., Class A	16,300	15,109
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	114,854	150,525
	Hefei Meiya Optoelectronic Technology, Inc., Class A	74,700	163,010
	Hefei Urban Construction Development Co. Ltd., Class A	189,100	115,284
	Helens International Holdings Co. Ltd.	290,500	77,176
	Hello Group, Inc., Sponsored ADR	506,154	3,416,539
	Henan Liliang Diamond Co. Ltd., Class A	41,100	145,284
	Henan Lingrui Pharmaceutical Co., Class A	160,300	477,467
	Henan Mingtai Al Industrial Co. Ltd., Class A	125,600	212,599
	Henan Thinker Automatic Equipment Co. Ltd., Class A	48,300	130,899
*	Henan Yicheng New Energy Co. Ltd., Class A	485,600	198,171
	Henan Yuguang Gold & Lead Co. Ltd., Class A	254,900	209,526
*	Henan Yuneng Holdings Co. Ltd., Class A	159,200	84,582
	Henan Zhongyuan Expressway Co. Ltd., Class A	329,223	169,363
	Hengan International Group Co. Ltd.	1,944,500	6,074,339
*	Hengdeli Holdings Ltd.	12,009,399	191,367
	Hengtong Logistics Co. Ltd., Class A	23,977	27,283
	Hexing Electrical Co. Ltd., Class A	149,090	873,207
*	Hi Sun Technology China Ltd.	5,487,000	253,038
#	Hisense Home Appliances Group Co. Ltd., Class H	1,502,000	4,855,834

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hitevision Co. Ltd., Class A	20,000	$61,431
	HMT Xiamen New Technical Materials Co. Ltd., Class A	38,400	97,031
*	HNA Technology Co. Ltd., Class A	99,000	30,146
	Homeland Interactive Technology Ltd.	50,000	8,895
	Hongli Zhihui Group Co. Ltd., Class A	79,400	59,968
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	28,500	10,500
*	Hopson Development Holdings Ltd.	4,531,026	1,736,915
# *	Horizon Construction Development Ltd.	1,004,591	191,773
# Ω	Hua Hong Semiconductor Ltd.	1,797,000	4,764,903
	Huadian Heavy Industries Co. Ltd., Class A	71,500	48,496
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	430,900	236,772
*	Huafu Fashion Co. Ltd., Class A	362,752	173,525
	Huakai Yibai Technology Co. Ltd., Class A	23,900	36,144
	Huangshan Novel Co. Ltd., Class A	58,140	74,932
	Huangshan Tourism Development Co. Ltd., Class A	64,500	100,210
# *	Huanxi Media Group Ltd.	1,820,000	135,571
	Huapont Life Sciences Co. Ltd., Class A	468,600	257,470
	Huaxin Cement Co. Ltd. (6655 HK), Class H	531,000	544,602
#	Huazhong In-Vehicle Holdings Co. Ltd.	1,984,000	571,494
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	527,100	137,289
	Hubei Chutian Smart Communication Co. Ltd., Class A	35,500	21,752
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	54,300	248,918
	Hubei Zhenhua Chemical Co. Ltd., Class A	59,400	96,723
# * Ω	Huitongda Network Co. Ltd., Class H	22,200	65,807
	Hunan Aihua Group Co. Ltd., Class A	94,287	175,927
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	501,400	154,687
	Hunan Gold Corp. Ltd., Class A	87,400	207,812
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	342,000	242,605
	Hunan Zhongke Electric Co. Ltd., Class A	153,100	178,915
	HUYA, Inc., ADR	180,221	767,741
# Ω	Hygeia Healthcare Holdings Co. Ltd.	1,222,000	3,292,679
	Hymson Laser Technology Group Co. Ltd., Class A	27,950	125,025
*	Hytera Communications Corp. Ltd., Class A	445,900	257,260
*	HyUnion Holding Co. Ltd., Class A	272,100	198,919
*	IAT Automobile Technology Co. Ltd., Class A	19,700	29,707
# * Ω	iDreamSky Technology Holdings Ltd.	646,800	191,142
* Ω	IMAX China Holding, Inc.	306,000	328,652
	Infore Environment Technology Group Co. Ltd., Class A	409,000	244,803
Ω	Ingdan, Inc.	1,497,000	193,036
	Inkeverse Group Ltd.	716,000	66,961
	Inmyshow Digital Technology Group Co. Ltd., Class A	232,700	122,941
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	146,400	86,935
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	119,300	212,393
# * Ω	InnoCare Pharma Ltd.	1,663,000	988,841
	Innuovo Technology Co. Ltd., Class A	266,900	214,625
	Inspur Digital Enterprise Technology Ltd.	1,410,000	568,376
	Intco Medical Technology Co. Ltd., Class A	73,327	278,904
	Intron Technology Holdings Ltd.	730,000	140,387
# *	iQIYI, Inc., ADR	1,184,500	3,944,385
	IReader Technology Co. Ltd., Class A	65,600	158,913
	IVD Medical Holding Ltd.	291,000	35,416
	Jack Technology Co. Ltd., Class A	117,400	429,006
* Ω	Jacobio Pharmaceuticals Group Co. Ltd.	307,800	66,478
	Jafron Biomedical Co. Ltd., Class A	7,600	28,114
	Jangho Group Co. Ltd., Class A	34,700	23,043
*	JC Finance & Tax Interconnect Holdings Ltd., Class A	54,100	52,773
* Ω	JD Logistics, Inc.	118,900	122,290
	Jenkem Technology Co. Ltd., Class A	6,841	53,972
	JF SmartInvest Holdings Ltd.	37,000	45,309

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	JH Educational Technology, Inc.	944,000	$85,713
	Jia Yao Holdings Ltd.	129,000	50,625
	Jiajiayue Group Co. Ltd., Class A	136,899	159,757
	Jiang Su Suyan Jingshen Co. Ltd., Class A	111,000	143,844
	Jiangling Motors Corp. Ltd., Class A	152,600	677,819
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	159,900	113,658
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	37,100	95,645
	Jiangsu Cnano Technology Co. Ltd., Class A	54,926	167,849
*	Jiangsu Dagang Co. Ltd., Class A	88,600	157,406
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	151,500	190,793
	Jiangsu Etern Co. Ltd., Class A	118,000	59,396
	Jiangsu Expressway Co. Ltd., Class H	1,254,000	1,193,347
	Jiangsu General Science Technology Co. Ltd., Class A	229,700	149,409
	Jiangsu Gian Technology Co. Ltd., Class A	6,000	24,193
	Jiangsu Guomao Reducer Co. Ltd., Class A	118,800	151,605
	Jiangsu Guotai International Group Co. Ltd., Class A	314,095	290,509
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	12,800	75,718
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	154,000	156,097
	Jiangsu Hongdou Industrial Co. Ltd., Class A	111,000	33,064
	Jiangsu Huachang Chemical Co. Ltd., Class A	124,000	118,227
*	Jiangsu Huahong Technology Stock Co. Ltd., Class A	139,100	127,127
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	573,920	300,943
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	80,200	206,105
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	100,240	200,948
	Jiangsu Leili Motor Co. Ltd., Class A	39,200	133,899
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	75,020	243,664
	Jiangsu Linyang Energy Co. Ltd., Class A	276,300	238,669
*	Jiangsu Lopal Tech Co. Ltd., Class A	83,200	84,244
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	50,200	207,482
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	174,652	224,920
	Jiangsu Shagang Co. Ltd., Class A	100,300	61,492
	Jiangsu Shentong Valve Co. Ltd., Class A	35,800	55,027
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	258,600	171,437
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	90,373	131,088
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	14,784	21,445
*	Jiangsu Sopo Chemical Co., Class A	213,701	184,445
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	241,900	162,347
	Jiangsu Yinhe Electronics Co. Ltd., Class A	127,700	91,762
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	532,710	296,379
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	583,900	205,156
#	Jiangxi Bank Co. Ltd., Class H	325,000	27,510
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	22,100	20,684
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	95,400	114,065
	Jiangxi Guotai Group Co. Ltd., Class A	80,600	107,502
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	62,300	55,038
	Jiangxi Wannianqing Cement Co. Ltd., Class A	103,530	66,237
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	33,360	96,135
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	32,000	50,885
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	29,900	56,617
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	617,462
	Jianmin Pharmaceutical Group Co. Ltd., Class A	22,500	150,445
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	299,034	236,309
	Jiayou International Logistics Co. Ltd., Class A	104,758	265,097
*	Jilin Chemical Fibre, Class A	532,702	241,440
	Jilin Electric Power Co. Ltd., Class A	354,400	256,429
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	133,703	16,097
	Jilin OLED Material Tech Co. Ltd., Class A	14,882	41,294

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinchuan Group International Resources Co. Ltd.	7,638,000	$536,738
	Jinghua Pharmaceutical Group Co. Ltd., Class A	79,400	74,138
	Jingjin Equipment, Inc., Class A	40,900	104,649
	Jinhong Gas Co. Ltd., Class A	54,146	142,114
*	Jinke Smart Services Group Co. Ltd., Class H	239,700	240,838
#	JinkoSolar Holding Co. Ltd., ADR	141,757	2,942,875
	Jinlei Technology Co. Ltd., Class A	77,900	180,050
	Jinlongyu Group Co. Ltd., Class A	61,200	125,250
	Jinmao Property Services Co. Ltd.	122,779	38,545
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	178,074
	Jinneng Science&Technology Co. Ltd., Class A	214,500	152,282
# Ω	Jinxin Fertility Group Ltd.	6,278,000	2,023,937
	Jinyu Bio-Technology Co. Ltd., Class A	189,400	178,667
	Jinzai Food Group Co. Ltd., Class A	49,500	77,179
Ω	Jiumaojiu International Holdings Ltd.	1,993,000	739,492
	Jiuzhitang Co. Ltd., Class A	61,700	58,262
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	115,200	83,254
	JNBY Design Ltd.	642,000	1,048,229
	Jointo Energy Investment Co. Ltd. Hebei, Class A	584,396	418,572
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	146,500	116,534
	Joy City Property Ltd.	13,928,000	355,477
	Joyoung Co. Ltd., Class A	158,340	234,806
	JS Corrugating Machinery Co. Ltd., Class A	81,300	127,740
Ω	JS Global Lifestyle Co. Ltd.	3,748,000	749,149
	JSTI Group, Class A	290,388	294,784
*	Ju Teng International Holdings Ltd.	3,672,000	608,119
	Juewei Food Co. Ltd., Class A	8,500	18,144
*	Jutal Offshore Oil Services Ltd.	38,000	2,712
# * Ω	JW Cayman Therapeutics Co. Ltd.	422,000	95,712
*	JY Grandmark Holdings Ltd.	431,000	30,632
	Kaishan Group Co. Ltd., Class A	17,400	22,270
* Ω	Kangda International Environmental Co. Ltd.	467,000	13,268
#	Kangji Medical Holdings Ltd.	969,000	705,694
*	Kasen International Holdings Ltd.	850,000	28,121
	KEDE Numerical Control Co. Ltd., Class A	13,589	121,982
	Keli Motor Group Co. Ltd., Class A	67,000	79,988
	Keli Sensing Technology Ningbo Co. Ltd., Class A	37,200	117,406
	Keshun Waterproof Technologies Co. Ltd., Class A	259,840	157,263
	Kidswant Children Products Co. Ltd., Class A	150,900	112,567
	Kinetic Development Group Ltd.	3,684,000	505,190
	Kingboard Holdings Ltd.	2,344,921	4,782,716
	Kingboard Laminates Holdings Ltd.	3,720,000	3,345,099
*	KingClean Electric Co. Ltd., Class A	66,340	199,253
# *	Kingsoft Cloud Holdings Ltd.	2,646,000	480,775
	Kingsoft Corp. Ltd.	2,808,200	7,954,621
*	Ko Yo Chemical Group Ltd.	808,000	6,625
	Konfoong Materials International Co. Ltd., Class A	20,900	152,417
	KPC Pharmaceuticals, Inc., Class A	259,500	533,471
	Kuangda Technology Group Co. Ltd., Class A	190,300	99,396
	Kunlun Energy Co. Ltd.	2,100,000	2,035,724
	Kunshan Dongwei Technology Co. Ltd., Class A	54,932	192,814
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	73,920	205,093
	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	11,900	22,422
*	KWG Group Holdings Ltd. (1813 HK)	2,118,450	77,261
*	KWG Living Group Holdings Ltd.	1,432,225	66,800
	Lakala Payment Co. Ltd., Class A	22,300	38,115
	Lancy Co. Ltd., Class A	104,200	198,853
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	126,600	79,754
	Laobaixing Pharmacy Chain JSC, Class A	75,800	145,816

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Launch Tech Co. Ltd., Class H	156,000	$83,499
	Lee & Man Chemical Co. Ltd.	648,785	315,498
	Lee & Man Paper Manufacturing Ltd.	3,974,000	1,229,609
	Lee's Pharmaceutical Holdings Ltd.	851,000	118,517
* Ω	Legend Holdings Corp., Class H	1,761,700	1,256,971
	Leoch International Technology Ltd.	97,000	19,961
# * Ω	Lepu Biopharma Co. Ltd., Class H	514,000	196,013
	LexinFintech Holdings Ltd., ADR	199,486	351,095
	Leyard Optoelectronic Co. Ltd., Class A	392,800	237,211
	Li Ning Co. Ltd.	5,459,500	10,168,936
*	LianChuang Electronic Technology Co. Ltd., Class A	20,500	19,775
	Lianhe Chemical Technology Co. Ltd., Class A	121,800	84,575
	Liaoning Cheng Da Co. Ltd., Class A	96,000	114,327
	Liaoning Port Co. Ltd., Class H	650,000	50,853
*	Lier Chemical Co. Ltd., Class A	168,180	178,395
# *	Lifetech Scientific Corp.	14,568,000	2,721,430
	Lijiang Yulong Tourism Co. Ltd., Class A	129,100	155,518
	Linewell Software Co. Ltd., Class A	16,000	17,647
	Lingbao Gold Group Co. Ltd., Class H	262,000	115,695
# Ω	Linklogis, Inc., Class B	1,800,500	396,542
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	107,102
	Livzon Pharmaceutical Group, Inc., Class H	641,903	1,967,499
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	86,200	207,903
#	LK Technology Holdings Ltd.	1,581,500	583,141
	Loncin Motor Co. Ltd., Class A	294,400	269,970
	Longhua Technology Group Luoyang Co. Ltd., Class A	209,700	163,119
	Lonking Holdings Ltd.	5,896,000	1,159,504
	Lontium Semiconductor Corp., Class A	11,731	87,621
*	Lotus Holdings Co. Ltd.	242,800	114,879
	Lucky Harvest Co. Ltd., Class A	23,100	94,496
	Luenmei Quantum Co. Ltd., Class A	37,712	28,452
	Luolai Lifestyle Technology Co. Ltd., Class A	46,640	47,846
	Luoniushan Co. Ltd., Class A	204,728	141,381
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	276,300	155,951
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	75,600	188,163
	Lushang Freda Pharmaceutical Co. Ltd., Class A	183,000	163,200
	Luxin Venture Capital Group Co. Ltd., Class A	103,000	139,464
	Luyang Energy-Saving Materials Co. Ltd.	62,200	98,635
# * Ω	Luye Pharma Group Ltd.	5,945,000	2,122,399
*	LVGEM China Real Estate Investment Co. Ltd.	266,000	19,717
# *	Maanshan Iron & Steel Co. Ltd., Class H	4,134,048	576,693
	Maccura Biotechnology Co. Ltd., Class A	35,961	58,724
* Ω	Maoyan Entertainment	1,060,400	1,088,239
	Marssenger Kitchenware Co. Ltd., Class A	11,500	22,933
	Maxvision Technology Corp., Class A	20,600	55,678
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	62,425	227,900
*	MCC Meili Cloud Computing Industry Investment Co. Ltd., Class A	68,400	70,028
Ω	Medlive Technology Co. Ltd.	251,500	242,384
	MeiG Smart Technology Co. Ltd., Class A	30,200	82,652
# Ω	Meitu, Inc.	7,550,000	2,448,144
	Mesnac Co. Ltd., Class A	120,200	116,102
	M-Grass Ecology & Environment Group Co. Ltd., Class A	402,300	130,237
	MicroPort NeuroTech Ltd.	143,000	144,607
# *	Microport Scientific Corp.	1,733,200	1,186,521
Ω	Midea Real Estate Holding Ltd.	763,600	680,275
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	4,071	30,959
	Min Xin Holdings Ltd.	568,000	134,645
#	Ming Yuan Cloud Group Holdings Ltd.	2,747,000	635,490
*	Mingfa Group International Co. Ltd.	3,979,000	104,717

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	MINISO Group Holding Ltd.	334,200	$1,397,084
*	Minmetals Development Co. Ltd., Class A	114,600	101,999
*	Minmetals Land Ltd.	5,210,000	225,654
*	Minth Group Ltd.	2,397,000	3,363,390
	Miracll Chemicals Co. Ltd., Class A	28,530	59,723
	MLS Co. Ltd., Class A	189,000	214,137
*	MMG Ltd.	14,522,598	4,507,560
* Ω	Mobvista, Inc.	891,000	218,700
	Monalisa Group Co. Ltd., Class A	93,400	109,107
	Moon Environment Technology Co. Ltd., Class A	83,300	102,673
	Morimatsu International Holdings Co. Ltd.	556,000	329,912
*	Mubang High-Tech Co. Ltd., Class A	38,800	84,828
	MYS Group Co. Ltd., Class A	131,600	46,342
*	Nanfang Zhongjin Environment Co. Ltd., Class A	132,300	46,566
	NanJi E-Commerce Co. Ltd., Class A	297,300	112,462
	Nanjing Hanrui Cobalt Co. Ltd., Class A	43,600	153,320
	Nanjing Pharmaceutical Co. Ltd., Class A	147,600	89,070
*	Nanjing Sample Technology Co. Ltd., Class H	59,000	3,882
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	223,000	159,874
	Nantong Jianghai Capacitor Co. Ltd., Class A	115,180	208,651
*	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	41,600	73,843
*	Nayuki Holdings Ltd.	73,500	17,216
	NBTM New Materials Group Co. Ltd., Class A	39,900	88,675
	NetDragon Websoft Holdings Ltd.	841,000	1,180,307
	New Hope Dairy Co. Ltd., Class A	117,400	139,348
# * Ω	New Horizon Health Ltd.	269,500	487,752
*	New Journey Health Technology Group Co. Ltd., Class A	480,200	119,012
*	Newborn Town, Inc.	1,038,000	414,108
	Nexteer Automotive Group Ltd.	2,692,000	1,168,113
# *	Nine Dragons Paper Holdings Ltd.	5,089,000	1,986,213
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	39,800	67,472
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	62,300	198,286
	Ningbo Huaxiang Electronic Co. Ltd., Class A	130,338	236,108
	Ningbo Jintian Copper Group Co. Ltd., Class A	230,000	168,886
	Ningbo Peacebird Fashion Co. Ltd., Class A	43,800	82,686
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	35,000	93,263
	Ningbo Xusheng Group Co. Ltd., Class A	91,900	127,951
	Ningbo Yongxin Optics Co. Ltd., Class A	15,000	120,026
	Ningbo Yunsheng Co. Ltd., Class A	187,000	146,852
	Ningxia Building Materials Group Co. Ltd., Class A	52,800	82,925
*	Ningxia Orient Tantalum Industry Co. Ltd., Class A	38,100	52,200
*	Ningxia Western Venture Industrial Co. Ltd., Class A	25,000	14,509
# *	Niu Technologies, Sponsored ADR	43,302	85,738
	NKY Medical Holdings Ltd., Class A	43,800	68,928
	Noah Holdings Ltd., Sponsored ADR	37,276	288,889
	Norinco International Cooperation Ltd., Class A	234,986	321,175
	North China Pharmaceutical Co. Ltd., Class A	173,100	113,371
	North Huajin Chemical Industries Co. Ltd., Class A	367,800	209,696
	Northeast Pharmaceutical Group Co. Ltd., Class A	199,203	110,249
	Northking Information Technology Co. Ltd., Class A	141,752	195,870
	Novoray Corp., Class A	5,596	37,158
*	NSFOCUS Technologies Group Co. Ltd., Class A	91,112	65,705
	Nuode New Materials Co. Ltd., Class A	211,100	93,192
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	152,680	94,447
* Ω	Ocumension Therapeutics	581,000	510,675
	Olympic Circuit Technology Co. Ltd., Class A	86,835	256,779
	Onewo, Inc., Class H	290,200	714,989
	Opple Lighting Co. Ltd., Class A	87,030	191,554
	OPT Machine Vision Tech Co. Ltd., Class A	12,247	100,688

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ORG Technology Co. Ltd., Class A	354,220	$210,103
	Orient International Enterprise Ltd., Class A	52,700	42,556
*	Oriental Energy Co. Ltd., Class A	262,500	300,677
	Pacific Online Ltd.	770,365	36,747
	PCI Technology Group Co. Ltd., Class A	453,340	246,383
# * Ω	Peijia Medical Ltd.	989,000	295,207
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	67,053
*	Pengxin International Mining Co. Ltd., Class A	261,300	86,591
	Perennial Energy Holdings Ltd.	1,170,000	151,188
	PharmaBlock Sciences Nanjing, Inc., Class A	46,600	191,401
# Ω	Pharmaron Beijing Co. Ltd., Class H	755,400	928,160
*	Phenix Optical Co. Ltd., Class A	17,700	38,967
	PhiChem Corp., Class A	130,926	225,480
# * Ω	Ping An Healthcare & Technology Co. Ltd.	1,778,400	2,592,255
	PNC Process Systems Co. Ltd., Class A	28,200	86,551
*	Polaris Bay Group Co. Ltd., Class A	282,400	260,328
	Poly Property Group Co. Ltd.	6,496,500	1,206,545
	Poly Property Services Co. Ltd., Class H	460,400	1,580,175
	Pony Testing International Group Co. Ltd., Class A	60,270	59,882
Ω	Pop Mart International Group Ltd.	1,338,200	7,099,870
	Porton Pharma Solutions Ltd., Class A	67,700	119,102
	Pou Sheng International Holdings Ltd.	5,799,806	438,787
*	Powerwin Tech Group Ltd.	56,000	19,821
	Prinx Chengshan Holdings Ltd.	149,000	137,800
# *	Productive Technologies Co. Ltd.	1,938,000	56,776
	PW Medtech Group Ltd.	1,342,000	206,636
*	Q Technology Group Co. Ltd.	1,418,000	791,662
	Qianhe Condiment & Food Co. Ltd., Class A	20,700	39,309
	Qifu Technology, Inc., ADR	349,076	7,089,734
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	137,100	149,477
	Qingdao Citymedia Co. Ltd., Class A	22,100	19,921
	Qingdao East Steel Tower Stock Co. Ltd., Class A	291,200	247,764
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	116,722	183,627
	Qingdao Gaoce Technology Co. Ltd., Class A	81,233	138,082
	Qingdao Gon Technology Co. Ltd., Class A	68,700	173,686
	Qingdao Haier Biomedical Co. Ltd., Class A	52,813	232,812
	Qingdao Hanhe Cable Co. Ltd., Class A	524,400	234,444
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	88,314	136,967
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	30,600	187,297
	Qingdao NovelBeam Technology Co. Ltd., Class A	5,724	26,445
Ω	Qingdao Port International Co. Ltd., Class H	439,000	327,206
	Qingdao Rural Commercial Bank Corp., Class A	630,900	229,798
	Qingdao Topscomm Communication, Inc., Class A	159,100	92,183
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	42,700	61,301
*	Qingling Motors Co. Ltd., Class H	506,000	34,891
	Qinhuangdao Port Co. Ltd., Class H	2,041,500	522,839
*	Qudian, Inc., Sponsored ADR	275,117	525,473
	Queclink Wireless Solutions Co. Ltd., Class A	43,800	73,020
	Quectel Wireless Solutions Co. Ltd., Class A	32,200	207,308
	Quick Intelligent Equipment Co. Ltd., Class A	26,000	76,304
# *	Radiance Holdings Group Co. Ltd.	90,000	27,722
	Rainbow Digital Commercial Co. Ltd., Class A	267,050	160,044
	Rayhoo Motor Dies Co. Ltd., Class A	27,400	113,976
	Raytron Technology Co. Ltd., Class A	30,672	117,104
	Realcan Pharmaceutical Group Co. Ltd., Class A	146,400	45,367
	Red Avenue New Materials Group Co. Ltd., Class A	52,700	207,971
# * Ω	Red Star Macalline Group Corp. Ltd., Class H	1,354,320	220,173
# * †† Ω	Redco Properties Group Ltd.	5,362,000	171,576
	Renhe Pharmacy Co. Ltd., Class A	409,700	320,678

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Rianlon Corp., Class A	50,450	$173,242
	Richinfo Technology Co. Ltd., Class A	73,600	172,209
*	RiseSun Real Estate Development Co. Ltd., Class A	115,352	22,841
*	Rising Nonferrous Metals Share Co. Ltd., Class A	5,700	20,454
	Riyue Heavy Industry Co. Ltd., Class A	156,600	222,152
*	RongFa Nuclear Equipment Co. Ltd., Class A	335,700	157,943
	Ruida Futures Co. Ltd., Class A	68,700	110,090
	Runjian Co. Ltd., Class A	50,400	197,981
*	Sansteel Minguang Co. Ltd. Fujian, Class A	582,194	238,490
	Sansure Biotech, Inc., Class A	77,252	207,589
#	Sany Heavy Equipment International Holdings Co. Ltd.	4,208,000	2,524,063
*	Seazen Group Ltd.	6,214,571	1,112,531
	S-Enjoy Service Group Co. Ltd.	605,000	221,021
*	Shaanxi Construction Machinery Co. Ltd., Class A	90,300	29,954
*	Shaanxi Heimao Coking Co. Ltd., Class A	213,300	80,644
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	267,690	272,246
	Shandong Bohui Paper Industrial Co. Ltd., Class A	311,403	192,529
*	Shandong Chenming Paper Holdings Ltd., Class H	1,160,750	255,604
	Shandong Dawn Polymer Co. Ltd., Class A	100,100	123,427
	Shandong Denghai Seeds Co. Ltd., Class A	121,000	141,230
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	169,900	161,098
	Shandong Haihua Co. Ltd., Class A	79,900	62,355
	Shandong Head Group Co. Ltd., Class A	79,160	123,997
*	Shandong Hi-Speed New Energy Group Ltd.	1,123,371	213,200
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	363,600	258,078
	Shandong Humon Smelting Co. Ltd., Class A	155,500	242,493
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	68,200	134,713
	Shandong Jinjing Science & Technology Co. Ltd., Class A	218,100	173,268
	Shandong Lukang Pharma, Class A	109,100	109,245
	Shandong Pharmaceutical Glass Co. Ltd., Class A	58,843	198,343
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,487,600	3,799,434
	Shandong WIT Dyne Health Co. Ltd., Class A	31,600	125,787
	Shandong Xiantan Co. Ltd., Class A	105,400	84,738
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	393,387
	Shanghai Acrel Co. Ltd., Class A	7,000	18,396
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	146,900	99,010
	Shanghai AJ Group Co. Ltd., Class A	395,200	227,884
	Shanghai AtHub Co. Ltd., Class A	141,778	257,960
	Shanghai Bailian Group Co. Ltd., Class A	221,100	244,541
	Shanghai Baolong Automotive Corp., Class A	45,200	202,067
	Shanghai Baosteel Packaging Co. Ltd., Class A	67,600	45,058
	Shanghai Belling Co. Ltd., Class A	78,000	261,903
	Shanghai Bright Meat Group Co. Ltd., Class A	118,400	94,196
#	Shanghai Chicmax Cosmetic Co. Ltd.	31,000	138,891
	Shanghai Chinafortune Co. Ltd., Class A	90,300	171,486
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	92,100	114,449
*	Shanghai Electric Group Co. Ltd., Class H	192,000	37,347
	Shanghai Environment Group Co. Ltd., Class A	206,640	215,901
*	Shanghai Feilo Acoustics Co. Ltd., Class A	323,200	132,382
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	82,200	85,844
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	856,000	1,306,022
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	833,000	192,919
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	48,900	263,169
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	54,000	136,219
	Shanghai Gentech Co. Ltd., Class A	42,203	172,063
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	132,300	494,696
* Ω	Shanghai Henlius Biotech, Inc., Class H	24,000	68,749
	Shanghai Industrial Holdings Ltd.	1,343,000	2,003,503
	Shanghai Industrial Urban Development Group Ltd.	4,495,000	227,171

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai INT Medical Instruments Co. Ltd.	98,000	$353,846
	Shanghai Jahwa United Co. Ltd., Class A	86,985	215,777
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	144,921	204,471
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	84,559	64,225
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	31,400	92,634
	Shanghai Liangxin Electrical Co. Ltd., Class A	247,265	218,058
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	118,800	190,739
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	15,247	211,108
*	Shanghai Milkground Food Tech Co. Ltd., Class A	69,599	130,544
	Shanghai Pioneer Holding Ltd.	1,461,000	348,273
	Shanghai Pudong Construction Co. Ltd., Class A	239,492	189,128
	Shanghai QiFan Cable Co. Ltd., Class A	60,400	149,316
	Shanghai Runda Medical Technology Co. Ltd., Class A	110,100	207,402
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	86,512	49,617
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	124,633	210,204
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	51,500	235,105
	Shanghai Stonehill Technology Co. Ltd., Class A	140,200	47,593
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	40,600	39,653
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	160,800	163,411
	Shanghai Yaoji Technology Co. Ltd., Class A	101,100	251,628
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	262,944
	Shanxi Blue Flame Holding Co. Ltd., Class A	231,100	191,263
	Shanxi Coking Co. Ltd., Class A	361,717	181,844
	Shanxi Guoxin Energy Corp. Ltd., Class A	57,960	19,830
	Shanxi Hi-speed Group Co. Ltd., Class A	46,900	27,797
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	120,750	134,666
*	Shanying International Holding Co. Ltd., Class A	1,075,215	217,347
	Shengda Resources Co. Ltd., Class A	162,407	253,817
	Shenma Industry Co. Ltd., Class A	126,700	107,404
	Shenzhen Airport Co. Ltd., Class A	286,200	259,709
	Shenzhen Aisidi Co. Ltd., Class A	180,200	228,167
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	49,600	35,980
	Shenzhen BSC Technology Co. Ltd., Class A	16,700	69,948
	Shenzhen Center Power Tech Co. Ltd., Class A	86,400	128,592
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	131,062
	Shenzhen Changhong Technology Co. Ltd., Class A	68,000	148,033
	Shenzhen Click Technology Co. Ltd., Class A	51,900	76,560
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	154,314
	Shenzhen Comix Group Co. Ltd., Class A	52,100	34,710
	Shenzhen Das Intellitech Co. Ltd., Class A	532,611	169,689
	Shenzhen Desay Battery Technology Co., Class A	65,474	233,723
*	Shenzhen Dynanonic Co. Ltd., Class A	43,200	165,366
	Shenzhen Envicool Technology Co. Ltd., Class A	81,103	261,984
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	127,518	210,758
	Shenzhen Expressway Corp. Ltd., Class H	2,566,400	2,509,573
*	Shenzhen Fenda Technology Co. Ltd., Class A	193,600	96,234
	Shenzhen FRD Science & Technology Co. Ltd., Class A	103,100	206,827
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	130,300	158,637
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,800	161,829
* Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	94,000	42,503
	Shenzhen Hopewind Electric Co. Ltd., Class A	48,800	101,871
	Shenzhen Huaqiang Industry Co. Ltd., Class A	74,800	93,504
	Shenzhen International Holdings Ltd.	4,494,292	3,601,133
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	7,497
	Shenzhen Investment Ltd.	10,139,720	1,220,729
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	89,334	91,485
	Shenzhen Jinjia Group Co. Ltd., Class A	350,400	186,780
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	206,400	137,087
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	29,681	40,696

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	114,000	$234,573
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	83,600	207,837
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	95,400	120,317
	Shenzhen Leaguer Co. Ltd., Class A	291,900	237,785
	Shenzhen Lifotronic Technology Co. Ltd., Class A	53,139	115,272
	Shenzhen Megmeet Electrical Co. Ltd., Class A	54,528	201,794
	Shenzhen Microgate Technology Co. Ltd., Class A	212,700	291,724
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	403,900	137,583
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	637,300	184,312
	Shenzhen Noposin Crop Science Co. Ltd., Class A	157,100	150,777
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	26,500	6,347
	Shenzhen Qingyi Photomask Ltd., Class A	32,392	86,532
	Shenzhen SEG Co. Ltd., Class A	152,400	117,899
	Shenzhen Senior Technology Material Co. Ltd., Class A	44,400	48,620
	Shenzhen Sinexcel Electric Co. Ltd., Class A	39,200	119,418
	Shenzhen Sunline Tech Co. Ltd., Class A	88,500	96,263
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	43,208	129,566
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	167,825
	Shenzhen Topband Co. Ltd., Class A	169,575	241,467
	Shenzhen Topway Video Communication Co. Ltd., Class A	76,600	81,265
	Shenzhen United Winners Laser Co. Ltd., Class A	34,297	72,273
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	22,100	85,253
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	321,000	747,896
*	Shenzhen World Union Group, Inc., Class A	54,700	12,552
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	201,268	128,951
	Shenzhen Yinghe Technology Co. Ltd., Class A	123,000	261,373
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	121,200	74,748
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	188,100	158,442
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	29,000	126,553
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	172,000	152,406
	Shinva Medical Instrument Co. Ltd., Class A	85,054	206,512
#	Shoucheng Holdings Ltd.	8,363,600	1,339,302
	Shougang Fushan Resources Group Ltd.	5,863,128	2,061,498
*	Shouhang High-Tech Energy Co. Ltd., Class A	269,600	13,803
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	305,800	187,971
	Shui On Land Ltd.	11,005,143	928,743
	Sichuan Chengfei Integration Technology Corp., Class A	93,300	192,365
	Sichuan Development Lomon Co. Ltd., Class A	238,500	229,842
	Sichuan EM Technology Co. Ltd., Class A	112,600	103,758
#	Sichuan Expressway Co. Ltd., Class H	3,296,000	1,354,990
	Sichuan Furong Technology Co. Ltd., Class A	125,170	212,808
	Sichuan Haite High-tech Co. Ltd., Class A	175,576	238,611
	Sichuan Injet Electric Co. Ltd., Class A	35,600	185,338
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	148,850
*	Sichuan Lutianhua Co. Ltd., Class A	393,200	195,088
	Sichuan Teway Food Group Co. Ltd., Class A	158,200	234,493
	Sichuan Yahua Industrial Group Co. Ltd., Class A	183,300	229,523
*	Sihuan Pharmaceutical Holdings Group Ltd.	13,573,000	921,434
	SIIC Environment Holdings Ltd. (807 HK)	128,000	16,198
*	Silver Grant International Holdings Group Ltd.	5,726,000	87,800
# Ω	Simcere Pharmaceutical Group Ltd.	2,388,000	1,640,804
	Sineng Electric Co. Ltd., Class A	49,500	200,143
	Sino Biopharmaceutical Ltd.	10,261,000	3,679,587
	Sino Wealth Electronic Ltd., Class A	31,700	89,093
	Sino-Agri Leading Biosciences Co. Ltd., Class A	66,500	119,645
	Sinocare, Inc., Class A	81,500	257,501
*	Sinochem International Corp., Class A	331,200	174,736
	Sinofert Holdings Ltd.	6,383,327	792,766
*	Sinolink Worldwide Holdings Ltd.	9,615,440	122,969

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinomach Automobile Co. Ltd., Class A	50,200	$43,068
	Sinomach Precision Industry Group Co. Ltd., Class A	44,100	64,543
	Sinopec Engineering Group Co. Ltd., Class H	4,444,500	2,832,479
	Sinopec Kantons Holdings Ltd.	3,098,000	1,683,891
*	Sinopec Oilfield Equipment Corp., Class A	98,200	75,428
*	Sinopec Oilfield Service Corp., Class H	6,682,000	427,712
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	10,216,000	1,410,171
	Sino-Platinum Metals Co. Ltd., Class A	101,684	189,270
	Sinoseal Holding Co. Ltd., Class A	39,200	172,289
	Sinosoft Co. Ltd., Class A	24,920	59,267
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	250,963
	Sinosteel New Materials Co. Ltd., Class A	69,700	64,740
	Sinotrans Ltd., Class H	7,927,000	3,679,968
	Sinotruk Hong Kong Ltd.	2,069,000	5,445,754
	Skyworth Group Ltd.	3,826,467	1,388,119
# Ω	Smoore International Holdings Ltd.	4,149,000	4,844,276
	Snowsky Salt Industry Group Co. Ltd., Class A	211,200	158,017
*	SOHO China Ltd.	6,313,000	549,650
*	South Manganese Investment Ltd.	2,312,000	68,719
	So-Young International, Inc., ADR	37,128	35,643
	SSY Group Ltd.	5,589,152	2,787,019
	Stanley Agricultural Group Co. Ltd., Class A	178,000	161,863
	STO Express Co. Ltd., Class A	212,545	264,134
	Sumavision Technologies Co. Ltd., Class A	336,400	192,615
	Sun Art Retail Group Ltd.	5,207,000	847,075
*	Sun Create Electronics Co. Ltd., Class A	37,988	96,519
# *	Sun King Technology Group Ltd.	3,782,000	493,588
	Sunflower Pharmaceutical Group Co. Ltd., Class A	124,322	389,797
	Suning Universal Co. Ltd., Class A	705,300	168,028
	Sunny Optical Technology Group Co. Ltd.	1,820,800	10,211,235
	Sunstone Development Co. Ltd., Class A	68,500	110,153
	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	234,128
	Suofeiya Home Collection Co. Ltd., Class A	48,800	95,468
	Suplet Power Co. Ltd., Class A	57,341	84,484
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	254,869
	Suzhou Good-Ark Electronics Co. Ltd., Class A	196,400	223,336
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	28,700	265,098
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	38,100	29,543
	Suzhou Sushi Testing Group Co. Ltd., Class A	60,500	98,931
	Suzhou TZTEK Technology Co. Ltd., Class A	27,072	123,826
*	Suzhou Victory Precision Manufacture Co. Ltd., Class A	267,400	59,582
	SY Holdings Group Ltd.	1,313,000	833,753
	Symphony Holdings Ltd.	7,140,000	776,139
	SYoung Group Co. Ltd., Class A	44,200	76,765
	T&S Communications Co. Ltd., Class A	15,137	68,699
	Taiji Computer Corp. Ltd., Class A	51,500	119,494
*	Taiyuan Heavy Industry Co. Ltd., Class A	187,000	50,208
*	Tangrenshen Group Co. Ltd., Class A	254,627	195,228
*	Tangshan Jidong Cement Co. Ltd., Class A	170,500	106,536
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	286,026	222,470
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	12,300	18,263
	Tayho Advanced Materials Group Co. Ltd., Class A	165,700	196,409
	TCL Electronics Holdings Ltd.	2,874,347	1,903,024
	TDG Holdings Co. Ltd., Class A	98,800	89,344
*	Tech-Bank Food Co. Ltd., Class A	176,500	58,294
	Telling Telecommunication Holding Co. Ltd., Class A	173,900	194,078
	Tenfu Cayman Holdings Co. Ltd.	306,000	172,254
	Three Squirrels, Inc., Class A	66,300	163,229
	Three's Co. Media Group Co. Ltd., Class A	51,807	178,683

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tian An China Investment Co. Ltd.	1,515,000	$777,587
	Tian Lun Gas Holdings Ltd.	574,500	254,909
	Tiande Chemical Holdings Ltd.	236,000	32,043
	Tiangong International Co. Ltd.	4,302,000	841,035
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	650,237
	Tianjin Development Holdings Ltd.	1,254,000	288,945
	Tianjin Port Development Holdings Ltd.	7,236,800	592,590
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	88,935	165,846
	Tianjin Teda Co. Ltd., Class A	244,600	109,401
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	304,700	225,776
#	Tianneng Power International Ltd.	2,774,048	1,874,245
	Tianyun International Holdings Ltd.	1,794,000	734,789
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	42,700	114,366
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	45,530	213,161
*	Tibet Water Resources Ltd.	7,870,000	295,745
	Tingyi Cayman Islands Holding Corp.	3,622,000	4,416,286
	TKD Science & Technology Co. Ltd., Class A	30,800	58,361
	Tofflon Science & Technology Group Co. Ltd., Class A	125,400	200,763
	Toly Bread Co. Ltd., Class A	229,168	175,940
	Tomson Group Ltd.	490,255	119,135
	Tong Ren Tang Technologies Co. Ltd., Class H	1,823,000	1,167,942
	Tongcheng Travel Holdings Ltd.	3,512,000	6,114,575
*	Tongdao Liepin Group	293,200	88,606
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	319,880	204,085
	Tongyu Heavy Industry Co. Ltd., Class A	890,953	236,814
*	Top Spring International Holdings Ltd.	172,000	6,289
*	Topsec Technologies Group, Inc., Class A	124,427	82,359
Ω	Topsports International Holdings Ltd.	5,627,000	2,506,376
	Towngas Smart Energy Co. Ltd.	3,129,818	1,121,092
*	TPV Technology Co. Ltd., Class A	1,095,200	300,574
	Transfar Zhilian Co. Ltd., Class A	458,741	247,603
	TravelSky Technology Ltd., Class H	2,841,000	3,202,752
*	Trigiant Group Ltd.	4,118,000	176,363
# *	Triumph New Energy Co. Ltd., Class H	766,000	410,193
	Triumph Science & Technology Co. Ltd., Class A	131,600	176,038
* ††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	Truking Technology Ltd., Class A	109,900	111,589
	Truly International Holdings Ltd.	5,095,573	678,891
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	792,500	67,011
*	Tuniu Corp., Sponsored ADR	119,344	105,023
	Unilumin Group Co. Ltd., Class A	261,400	183,461
	Uni-President China Holdings Ltd.	4,377,000	3,602,045
# *	United Energy Group Ltd.	17,794,900	763,134
*	UTour Group Co. Ltd., Class A	116,000	109,861
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	98,865	193,356
	Vatti Corp. Ltd., Class A	88,500	80,678
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	114,900	263,806
# * †† Ω	Venus MedTech Hangzhou, Inc., Class H	743,500	200,795
*	Visionox Technology, Inc., Class A	110,300	95,447
	Visual China Group Co. Ltd., Class A	47,400	76,358
* Ω	Viva Biotech Holdings	2,796,000	192,701
*	Vnet Group, Inc., ADR	323,370	669,376
	Wangneng Environment Co. Ltd., Class A	107,745	194,297
	Wanguo International Mining Group Ltd.	244,000	223,952
	Want Want China Holdings Ltd.	1,786,000	1,072,369
	Wanxiang Qianchao Co. Ltd., Class A	363,500	233,098
	Warom Technology, Inc. Co., Class A	45,900	129,160
	Wasion Holdings Ltd.	1,858,000	1,510,396
	Wasu Media Holding Co. Ltd., Class A	276,800	241,980

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Weibo Corp. (9898 HK), Class A	35,140	$274,298
#	Weibo Corp. (WB US), Sponsored ADR	4,978	38,430
	Weifu High-Technology Group Co. Ltd., Class A	94,700	222,453
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	54,000	82,519
# * Ω	Weimob, Inc.	3,199,000	499,183
*	Wellhope Foods Co. Ltd., Class A	215,480	211,306
*	Wencan Group Co. Ltd., Class A	44,622	153,850
	Wenzhou Yihua Connector Co. Ltd., Class A	26,300	137,574
	West China Cement Ltd.	5,844,000	771,088
	Western Metal Materials Co. Ltd., Class A	66,700	123,284
*	Western Region Gold Co. Ltd., Class A	74,700	122,646
	Winall Hi-Tech Seed Co. Ltd., Class A	192,753	168,226
	Windey Energy Technology Group Co. Ltd., Class A	156,850	246,952
	Wolong Electric Group Co. Ltd., Class A	126,100	212,333
	Wuhan DR Laser Technology Corp. Ltd., Class A	30,220	208,136
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	164,900	181,601
	Wuhan Huazhong Numerical Control Co. Ltd., Class A	6,500	22,389
*	Wuhan P&S Information Technology Co. Ltd., Class A	181,200	117,994
	Wuhu Token Science Co. Ltd., Class A	340,800	216,789
	Wuling Motors Holdings Ltd.	500,000	22,057
	Wushang Group Co. Ltd., Class A	193,082	190,516
	Wuxi Best Precision Machinery Co. Ltd., Class A	82,500	169,367
* Ω	Wuxi Biologics Cayman, Inc.	10,667,500	15,602,873
	Wuxi Boton Technology Co. Ltd., Class A	97,452	218,668
	Wuxi Chipown Micro-Electronics Ltd., Class A	12,113	59,724
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	121,329	149,020
	Wuxi NCE Power Co. Ltd., Class A	45,712	212,853
	Wuxi Paike New Materials Technology Co. Ltd., Class A	16,600	119,704
	Wuxi Taiji Industry Co. Ltd., Class A	271,900	210,739
	Wuxi Xinje Electric Co. Ltd., Class A	33,300	147,439
# Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	2,710,500	444,059
	Xiamen Bank Co. Ltd., Class A	277,000	202,800
*	Xiamen Changelight Co. Ltd., Class A	80,100	66,632
	Xiamen ITG Group Corp. Ltd., Class A	231,800	205,920
	Xiamen Jihong Technology Co. Ltd., Class A	64,000	93,716
	Xiamen Kingdomway Group Co., Class A	19,500	38,157
	Xiamen Xiangyu Co. Ltd., Class A	267,700	192,393
	Xi'an Triangle Defense Co. Ltd., Class A	46,100	201,596
	Xiandai Investment Co. Ltd., Class A	356,794	188,674
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	76,000	94,985
	Xianhe Co. Ltd., Class A	95,800	230,138
	Xilinmen Furniture Co. Ltd., Class A	89,200	185,798
	Xingda International Holdings Ltd.	3,696,456	605,913
	Xingfa Aluminium Holdings Ltd.	481,000	512,437
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,667,103	2,006,368
	Xinhuanet Co. Ltd., Class A	72,900	210,568
	Xinjiang Communications Construction Group Co. Ltd., Class A	101,800	126,053
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	173,200	75,229
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	46,588	228,653
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,631,000	181,538
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	146,800	134,323
# *	Xinte Energy Co. Ltd., Class H	1,112,800	1,052,119
*	Xinxiang Chemical Fiber Co. Ltd., Class A	206,400	102,173
	Xinxiang Richful Lube Additive Co. Ltd., Class A	44,290	251,623
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	433,800	216,340
#	Xinyi Energy Holdings Ltd.	4,567,772	520,087
	Xinyi Solar Holdings Ltd.	13,682,000	6,491,812
	Xinyu Iron & Steel Co. Ltd., Class A	510,000	234,364
	Xinzhi Group Co. Ltd., Class A	58,300	98,826

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Xizang Zhufeng Resources Co. Ltd., Class A	181,100	$231,451
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	91,600	131,398
*	XPeng, Inc., Class A	256,000	1,034,761
	Xtep International Holdings Ltd.	4,884,718	2,937,800
*	Xunlei Ltd., ADR	192,421	332,888
Ω	Yadea Group Holdings Ltd.	3,806,000	5,129,313
# Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	539,000	551,482
	Yankershop Food Co. Ltd., Class A	59,208	311,529
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	65,100	199,485
	Yantai China Pet Foods Co. Ltd., Class A	70,300	186,533
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	131,613	231,193
	Yantai Eddie Precision Machinery Co. Ltd., Class A	123,492	246,305
	YanTai Shuangta Food Co. Ltd., Class A	130,100	79,200
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	40,450	121,099
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	144,500	177,666
# *	Yatsen Holding Ltd., ADR	20,217	79,048
# *	Yeahka Ltd.	481,600	677,837
	Yechiu Metal Recycling China Ltd., Class A	71,800	22,677
	Yeebo International Holdings Ltd.	256,000	93,563
	YGSOFT, Inc., Class A	296,132	219,405
	Yibin Tianyuan Group Co. Ltd., Class A	289,200	157,382
* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	818,800	969,697
*	Yifan Pharmaceutical Co. Ltd., Class A	130,309	215,869
	Yihai International Holding Ltd.	1,537,000	2,302,353
*	Yijiahe Technology Co. Ltd., Class A	6,900	13,979
	Yinbang Clad Material Co. Ltd., Class A	99,800	101,874
	Yingkou Jinchen Machinery Co. Ltd., Class A	7,200	27,901
	Yip's Chemical Holdings Ltd.	628,000	122,231
*	Yiren Digital Ltd., Sponsored ADR	227,358	1,079,950
Ω	Yixin Group Ltd.	2,585,000	221,228
	Yizumi Holdings Co. Ltd., Class A	28,500	72,390
	Yonfer Agricultural Technology Co. Ltd., Class A	188,377	291,881
	Yongjin Technology Group Co. Ltd.	46,000	124,253
	Yotrio Group Co. Ltd., Class A	545,900	199,627
	Youcare Pharmaceutical Group Co. Ltd., Class A	57,533	154,910
	Youngy Co. Ltd., Class A	41,700	184,752
*	Youzu Interactive Co. Ltd., Class A	163,800	174,209
	Yuexiu Property Co. Ltd.	4,904,456	3,134,574
	Yuexiu Services Group Ltd.	512,500	191,708
	Yuexiu Transport Infrastructure Ltd.	2,574,018	1,232,281
*	Yueyang Forest & Paper Co. Ltd., Class A	227,777	110,683
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	64,900	115,827
	Yusys Technologies Co. Ltd., Class A	129,900	197,001
*	Zai Lab Ltd.	537,400	1,017,379
	ZBOM Home Collection Co. Ltd., Class A	140,823	219,885
	Zengame Technology Holding Ltd.	386,000	139,568
	Zhaojin Mining Industry Co. Ltd., Class H	4,058,500	7,276,162
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	75,722	102,158
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	88,500	90,921
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	99,240	100,583
	Zhejiang Cfmoto Power Co. Ltd., Class A	13,100	242,695
	Zhejiang Communications Technology Co. Ltd., Class A	648,480	329,329
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	350,759	209,403
	Zhejiang Crystal-Optech Co. Ltd., Class A	274,198	692,243
	Zhejiang Expressway Co. Ltd., Class H	4,907,920	3,220,662
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	132,400	298,019
# * ††	Zhejiang Glass Co. Ltd., Class H	415,000	0
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	128,300	144,960
	Zhejiang HangKe Technology, Inc. Co., Class A	95,544	226,960

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hangmin Co. Ltd., Class A	130,400	$123,798
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	152,030	111,154
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	150,000	153,758
	Zhejiang Huace Film & Television Co. Ltd., Class A	253,500	214,346
	Zhejiang Huangma Technology Co. Ltd., Class A	60,800	72,033
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	77,431	189,237
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	71,000	190,783
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	54,900	98,709
	Zhejiang Jingu Co. Ltd., Class A	346,600	232,300
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	420,875
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	422,600	207,546
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	29,464	87,363
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	108,000	211,452
	Zhejiang Lante Optics Co. Ltd., Class A	57,182	151,962
	Zhejiang Meida Industrial Co. Ltd., Class A	155,940	158,083
	Zhejiang Narada Power Source Co. Ltd., Class A	188,800	226,187
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	501,561	248,503
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	50,142	201,800
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	111,500	257,256
	Zhejiang Runtu Co. Ltd., Class A	282,434	227,142
	Zhejiang Semir Garment Co. Ltd., Class A	348,300	245,185
	Zhejiang Shibao Co. Ltd., Class H	720,000	196,261
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	18,100	72,502
	Zhejiang Southeast Space Frame Co. Ltd., Class A	286,200	159,542
*	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	10,100	13,019
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	33,900	19,063
	Zhejiang Taihua New Material Group Co. Ltd., Class A	17,200	25,560
*	Zhejiang Tiantie Industry Co. Ltd., Class A	184,341	105,536
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	84,605	192,860
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	158,820	314,131
	Zhejiang Wanliyang Co. Ltd., Class A	306,670	210,962
	Zhejiang Wanma Co. Ltd., Class A	233,200	224,360
	Zhejiang Wansheng Co. Ltd., Class A	91,900	115,467
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	80,500	217,197
	Zhejiang XCC Group Co. Ltd., Class A	42,100	92,028
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	144,700	241,078
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	234,600	252,084
	Zhejiang Xinao Textiles, Inc., Class A	33,000	29,732
	Zhejiang Yasha Decoration Co. Ltd., Class A	311,500	142,584
	Zhejiang Yinlun Machinery Co. Ltd., Class A	102,900	227,003
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	42,300	88,670
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	54,000	132,670
*	Zhejiang Yongtai Technology Co. Ltd., Class A	14,500	16,238
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	28,000	120,874
	Zhende Medical Co. Ltd., Class A	30,800	90,365
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,016,400	1,125,547
	Zhengzhou GL Tech Co. Ltd., Class A	31,800	60,641
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	146,300	73,232
*	Zhewen Interactive Group Co. Ltd., Class A	76,500	44,814
*	Zhihu, Inc.	72,800	78,753
# * Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,135,900	3,646,932
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	41,900	8,310
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	57,400	165,576
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	103,100	80,200
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	320,800	209,153
	Zhongshan Public Utilities Group Co. Ltd., Class A	223,800	234,623
	Zhongsheng Group Holdings Ltd.	2,486,000	3,878,793
* ††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	0
	Zhongtong Bus Co. Ltd., Class A	67,300	112,810

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
# *	Zhongyu Energy Holdings Ltd.	2,066,306	$1,218,013
	Zhongyuan Environment-Protection Co. Ltd., Class A	68,000	71,083
# Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,307,500	694,342
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd., Class A	60,300	98,406
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	64,300	237,301
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	35,000	111,950
*	Zhuzhou Smelter Group Co. Ltd., Class A	98,000	110,402
	Zhuzhou Times New Material Technology Co. Ltd., Class A	131,968	179,752
	ZJMI Environmental Energy Co. Ltd., Class A	49,800	85,589
#	Zonqing Environmental Ltd.	18,000	60,840
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	479,800	271,123
	ZWSOFT Co. Ltd. Guangzhou, Class A	17,671	162,828
* Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	40,000	53,819
TOTAL CHINA			771,767,056
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	420,249	889,365
	Bolsa de Valores de Colombia	47,031	117,142
	Celsia SA ESP	840,597	821,713
	Cementos Argos SA	539,310	1,111,635
	Corp. Financiera Colombiana SA	257,628	839,469
	Grupo Argos SA	180,509	738,789
#	Grupo Aval Acciones y Valores SA, ADR	4,190	8,883
	Mineros SA	171,212	145,388
	Promigas SA ESP	10,240	18,251
TOTAL COLOMBIA			4,690,635
GREECE — (0.5%)
	Aegean Airlines SA	126,702	1,577,366
	Athens Water Supply & Sewage Co. SA	90,498	568,930
	Autohellas Tourist & Trading SA	61,105	784,202
	Avax SA	127,608	194,413
	Bank of Greece	85,533	1,288,926
	Ellaktor SA	107,347	227,485
#	ElvalHalcor SA	146,093	298,926
	Epsilon Net SA	33,247	431,779
	Fourlis Holdings SA	107,714	458,372
	GEK Terna SA	241,786	4,684,741
	Hellenic Exchanges - Athens Stock Exchange SA	120,283	624,722
	Holding Co. ADMIE IPTO SA	305,384	745,627
	Ideal Holdings SA	20,861	132,946
#	Intracom Holdings SA	144,281	520,056
*	Intrakat Technical & Energy Projects SA	124,770	673,300
	Kri-Kri Milk Industry SA	488	6,096
*	LAMDA Development SA	162,229	1,336,473
#	Piraeus Port Authority SA	25,327	712,047
	Quest Holdings SA	69,182	402,681
	Sarantis SA	131,589	1,563,687
#	Terna Energy SA	54,953	1,144,207
	Thrace Plastics Holding & Co.	8,168	36,611
	Titan Cement International SA (TITC GA)	92,455	3,290,928
TOTAL GREECE			21,704,521
HONG KONG — (0.1%)
* ††	CECEP COSTIN New Materials Group Ltd.	4,494,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
* ††	China Properties Investment Holdings Ltd.	2,045,000	0
#	Gushengtang Holdings Ltd.	439,800	1,973,235

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Kai Yuan Holdings Ltd.	6,720,000	$11,623
* ††	Nan Hai Corp. Ltd.	24,100,000	0
	PAX Global Technology Ltd.	1,171,000	657,039
*	Sinic Holdings Group Co. Ltd.	235,000	0
* ††	Sino-I Technology Ltd.	3,950,000	0
* ††	Tian Shan Development Holding Ltd.	1,844,000	0
	Time Interconnect Technology Ltd.	88,000	38,408
* ††	Untrade.Ch Wood Opti	1,748,000	0
# ††	Untrade.Lumena Newmat	363,249	0
TOTAL HONG KONG			2,680,305
HUNGARY — (0.1%)
*	4iG Nyrt	35,524	76,956
	Magyar Telekom Telecommunications PLC	615,145	1,842,350
	Opus Global Nyrt	635,092	762,369
	Richter Gedeon Nyrt	30,998	883,826
TOTAL HUNGARY			3,565,501
INDIA — (26.5%)
	360 ONE WAM Ltd.	626,108	8,497,689
*	3i Infotech Ltd.	111,462	49,454
	3M India Ltd.	2,943	1,383,400
	63 Moons Technologies Ltd.	3,498	16,449
	Aarti Drugs Ltd.	105,013	640,843
	Aarti Industries Ltd.	481,467	4,315,676
	Aarti Pharmalabs Ltd.	109,660	831,072
*	Aavas Financiers Ltd.	74,763	1,500,158
	Abbott India Ltd.	15,291	5,188,673
	Accelya Solutions India Ltd.	3,300	71,423
	Action Construction Equipment Ltd.	93,884	1,563,552
	ADF Foods Ltd.	14,720	41,370
	Advanced Enzyme Technologies Ltd.	165,793	830,385
	Aegis Logistics Ltd.	471,384	4,709,315
*	Aether Industries Ltd.	9,978	107,129
*	Affle India Ltd.	49,780	898,034
	AGI Greenpac Ltd.	39,239	376,304
	Agro Tech Foods Ltd.	49,190	541,941
	Ahluwalia Contracts India Ltd.	52,561	892,248
	AIA Engineering Ltd.	160,891	8,956,854
	Ajanta Pharma Ltd.	142,911	4,593,684
	Akzo Nobel India Ltd.	42,912	1,528,122
	Alembic Ltd.	269,593	460,289
	Alembic Pharmaceuticals Ltd.	186,858	2,644,127
	Alkyl Amines Chemicals	48,225	1,221,394
*	Allcargo Gati Ltd.	73,955	88,528
*	Allcargo Logistics Ltd.	851,660	664,931
	Allcargo Terminals Ltd.	216,315	134,901
*	Alok Industries Ltd.	867,104	280,186
	Amara Raja Energy & Mobility Ltd.	309,780	6,032,462
*	Amber Enterprises India Ltd.	50,515	2,617,320
	Ambika Cotton Mills Ltd.	2,332	59,831
	Amrutanjan Health Care Ltd.	12,919	116,551
	Anant Raj Ltd.	386,981	2,573,490
	Andhra Paper Ltd.	12,953	89,269
	Andhra Sugars Ltd.	165,885	234,948
	Angel One Ltd.	84,042	2,182,060
	Anup Engineering Ltd.	532	11,481
	Apar Industries Ltd.	41,693	4,621,445

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Apcotex Industries Ltd.	31,873	$176,693
	APL Apollo Tubes Ltd.	305,162	5,448,987
	Apollo Pipes Ltd.	23,799	181,818
	Apollo Tyres Ltd.	1,058,537	7,049,548
	Aptech Ltd.	9,093	25,914
	Arvind Fashions Ltd.	178,503	1,100,702
	Arvind Ltd.	541,245	2,436,709
	Arvind SmartSpaces Ltd.	33,199	301,979
	Asahi India Glass Ltd.	337,184	2,719,986
	Ashiana Housing Ltd.	72,484	344,376
*	Ashoka Buildcon Ltd.	402,491	1,233,295
	Astec Lifesciences Ltd.	723	10,521
Ω	Aster DM Healthcare Ltd.	293,085	1,217,331
	Astra Microwave Products Ltd.	162,812	1,741,055
	AstraZeneca Pharma India Ltd.	4,051	339,902
	Atul Ltd.	52,252	4,980,669
Ω	AU Small Finance Bank Ltd.	347,284	2,684,212
	AurionPro Solutions Ltd.	16,984	327,903
	Automotive Axles Ltd.	15,893	395,619
	Avadh Sugar & Energy Ltd.	13,696	105,295
	Avanti Feeds Ltd.	134,475	1,096,911
	Bajaj Consumer Care Ltd.	256,145	812,919
	Bajaj Electricals Ltd.	18,179	217,614
*	Bajaj Hindusthan Sugar Ltd.	2,423,656	1,287,599
	Bajaj Holdings & Investment Ltd.	16,892	1,949,454
	Balaji Amines Ltd.	38,797	1,160,076
	Balmer Lawrie & Co. Ltd.	230,549	810,489
	Balrampur Chini Mills Ltd.	400,664	2,320,414
	Banco Products India Ltd.	54,696	498,488
Ω	Bandhan Bank Ltd.	1,536,525	4,003,661
	Bank of Maharashtra	1,310,162	1,051,246
	Bannari Amman Sugars Ltd.	12,348	472,969
	BASF India Ltd.	43,424	3,239,282
	Bata India Ltd.	186,327	3,555,076
	Bayer CropScience Ltd.	22,864	1,896,733
	BEML Ltd.	65,577	3,583,805
*	BF Utilities Ltd.	59,511	575,847
	Bhansali Engineering Polymers Ltd.	335,166	604,227
	Bharat Bijlee Ltd.	14,396	865,220
	Bharat Dynamics Ltd.	222,285	3,888,128
	Bharat Heavy Electricals Ltd.	3,064,501	11,584,102
	Bharat Rasayan Ltd.	3,159	427,227
	Biocon Ltd.	942,203	4,078,803
	Birla Corp. Ltd.	92,209	1,697,695
	Birlasoft Ltd.	579,755	4,694,235
*	Black Box Ltd.	29,029	178,320
	BLS International Services Ltd.	117,695	504,986
	Blue Dart Express Ltd.	17,288	1,688,904
	Blue Star Ltd.	300,639	6,222,336
	Bombay Burmah Trading Co.	59,813	1,629,144
*	Bombay Dyeing & Manufacturing Co. Ltd.	232,090	649,102
*	Borosil Ltd.	24,794	112,836
*	Borosil Renewables Ltd.	57,372	382,601
* ††	Borosil Scientific Ltd.	18,595	42,641
	Brigade Enterprises Ltd.	336,769	5,074,852
*	Brightcom Group Ltd.	2,455,807	212,060
	BSE Ltd.	221,938	6,814,913
	Can Fin Homes Ltd.	254,604	2,582,770
*	Capacit'e Infraprojects Ltd.	76,517	298,083

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Caplin Point Laboratories Ltd.	72,924	$1,375,326
	Carborundum Universal Ltd.	261,260	5,411,563
	Care Ratings Ltd.	72,893	861,601
*	Cartrade Tech Ltd.	31,970	334,320
	Carysil Ltd.	18,432	172,087
	Castrol India Ltd.	1,016,603	3,195,823
	CCL Products India Ltd.	270,942	2,176,374
	CE Info Systems Ltd.	13,707	390,665
	Ceat Ltd.	72,128	2,333,725
	Central Depository Services India Ltd.	174,808	5,269,624
	Century Enka Ltd.	24,543	169,598
	Century Plyboards India Ltd.	196,359	1,664,331
	Century Textiles & Industries Ltd.	148,574	4,169,431
	Cera Sanitaryware Ltd.	18,768	2,011,557
	CESC Ltd.	2,027,336	4,194,388
*	Chalet Hotels Ltd.	55,367	559,418
	Chambal Fertilisers & Chemicals Ltd.	504,180	3,128,428
	Chennai Petroleum Corp. Ltd.	157,831	1,880,793
*	Choice International Ltd.	10,876	51,937
	Cholamandalam Financial Holdings Ltd.	377,242	6,852,514
	CIE Automotive India Ltd.	431,037	3,033,981
	Cigniti Technologies Ltd.	24,650	402,300
	City Union Bank Ltd.	1,169,226	2,411,157
	CMS Info Systems Ltd.	79,512	546,091
Ω	Cochin Shipyard Ltd.	288,666	9,095,429
* Ω	Coffee Day Enterprises Ltd.	414,128	259,695
	Coforge Ltd.	103,244	7,805,396
	Computer Age Management Services Ltd.	101,936	5,491,775
	Confidence Petroleum India Ltd.	147,265	156,363
	Coromandel International Ltd.	172,850	3,451,662
	Cosmo First Ltd.	18,188	204,582
	CreditAccess Grameen Ltd.	129,564	2,068,885
	CRISIL Ltd.	57,122	3,002,126
	Crompton Greaves Consumer Electricals Ltd.	1,556,504	8,362,171
*	CSB Bank Ltd.	152,631	601,990
	Cyient Ltd.	151,592	3,185,807
	Dalmia Bharat Ltd.	87,113	1,934,023
	Dalmia Bharat Sugar & Industries Ltd.	23,695	116,065
	Datamatics Global Services Ltd.	10,803	84,464
	DB Corp. Ltd.	145,648	613,647
	DCB Bank Ltd.	653,604	987,322
	DCM Shriram Industries Ltd.	8,486	22,461
	DCM Shriram Ltd.	127,523	1,610,244
	DCW Ltd.	319,843	270,446
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	2,113,190
	Deepak Nitrite Ltd.	182,229	6,755,483
*	Delhivery Ltd.	600,812	2,912,343
	Delta Corp. Ltd.	446,857	727,296
*	DEN Networks Ltd.	233,564	161,037
*	Dhampur Sugar Mills Ltd.	84,288	223,351
*	Dhani Services Ltd.	143,027	94,448
	Dhanuka Agritech Ltd.	38,364	799,208
Ω	Dilip Buildcon Ltd.	66,411	412,295
*	Dish TV India Ltd.	902,907	175,461
*	Dishman Carbogen Amcis Ltd.	171,479	416,847
	Dixon Technologies India Ltd.	85,576	12,405,403
	Dollar Industries Ltd.	20,031	122,584
Ω	Dr Lal PathLabs Ltd.	116,738	4,331,113
*	Dwarikesh Sugar Industries Ltd.	181,312	162,190

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dynamatic Technologies Ltd.	5,627	$478,709
	eClerx Services Ltd.	89,380	2,565,924
	Edelweiss Financial Services Ltd.	1,280,420	1,079,257
	EID Parry India Ltd.	250,294	2,454,312
	EIH Associated Hotels	7,709	87,085
	EIH Ltd.	200,059	1,053,079
	Elecon Engineering Co. Ltd.	34,246	257,166
	Electrosteel Castings Ltd.	1,333,553	3,450,919
	Elgi Equipments Ltd.	530,070	4,389,172
	Emami Ltd.	559,872	5,497,331
	eMudhra Ltd.	8,246	86,298
Ω	Endurance Technologies Ltd.	58,065	1,801,129
	Engineers India Ltd.	737,796	2,319,908
	Epigral Ltd.	47,103	974,310
	EPL Ltd.	401,706	1,084,900
*	Equinox India Developments Ltd.	1,355,104	2,207,336
Ω	Equitas Small Finance Bank Ltd.	1,629,321	1,579,706
* Ω	Eris Lifesciences Ltd.	110,810	1,502,806
	ESAB India Ltd.	10,199	781,775
	Escorts Kubota Ltd.	68,543	3,430,770
	Everest Industries Ltd.	6,837	98,235
	Exide Industries Ltd.	961,339	6,029,903
*	FDC Ltd.	169,618	1,034,625
	Federal Bank Ltd.	122,601	295,780
*	Federal-Mogul Goetze India Ltd.	26,987	143,876
	FIEM Industries Ltd.	19,282	312,898
	Fine Organic Industries Ltd.	14,450	959,194
*	Fino Payments Bank Ltd.	13,562	51,979
	Finolex Cables Ltd.	247,461	4,533,956
	Finolex Industries Ltd.	906,923	3,455,297
	Firstsource Solutions Ltd.	1,067,513	3,491,285
	Force Motors Ltd.	12,314	1,367,987
	Fortis Healthcare Ltd.	1,547,066	9,292,113
	Gabriel India Ltd.	222,859	1,333,989
	Galaxy Surfactants Ltd.	22,618	804,339
	Ganesh Housing Corp. Ltd.	26,347	294,366
	Ganesha Ecosphere Ltd.	1,120	21,284
	Garden Reach Shipbuilders & Engineers Ltd.	76,119	2,191,352
	Garware Technical Fibres Ltd.	34,590	1,592,936
	Gateway Distriparks Ltd.	989,201	1,302,748
*	GE T&D India Ltd.	55,681	1,069,581
	Genus Power Infrastructures Ltd.	219,641	994,470
	GHCL Ltd.	188,128	1,278,795
	GHCL Textiles Ltd.	185,148	232,995
	GIC Housing Finance Ltd.	94,840	299,176
	Gillette India Ltd.	18,742	1,751,300
	GlaxoSmithKline Pharmaceuticals Ltd.	73,705	2,412,320
	Glenmark Pharmaceuticals Ltd.	449,499	7,911,865
*	Global Health Ltd.	47,020	700,551
	GMM Pfaudler Ltd.	64,920	1,123,199
*	GMR Airports Infrastructure Ltd.	210,339	256,260
*	Go Fashion India Ltd.	2,439	33,628
	Godawari Power & Ispat Ltd.	109,526	1,469,740
	Godfrey Phillips India Ltd.	45,867	2,314,191
Ω	Godrej Agrovet Ltd.	48,105	489,012
*	Godrej Industries Ltd.	181,968	1,975,276
	Gokaldas Exports Ltd.	19,720	226,213
	Goodyear India Ltd.	11,757	172,199
	Granules India Ltd.	409,109	3,090,904

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Graphite India Ltd.	219,350	$1,397,967
	Grauer & Weil India Ltd.	285,408	303,401
	Gravita India Ltd.	46,021	905,468
	Great Eastern Shipping Co. Ltd.	315,488	5,244,299
	Greaves Cotton Ltd.	294,290	620,487
	Greenlam Industries Ltd.	45,784	316,598
	Greenpanel Industries Ltd.	123,685	534,750
	Greenply Industries Ltd.	97,847	421,656
	Grindwell Norton Ltd.	115,976	3,575,001
*	GTL Infrastructure Ltd.	1,579,295	54,909
	Gujarat Alkalies & Chemicals Ltd.	97,139	926,964
	Gujarat Ambuja Exports Ltd.	487,116	813,625
	Gujarat Fluorochemicals Ltd.	77,630	3,148,477
	Gujarat Gas Ltd.	283,364	2,297,798
	Gujarat Industries Power Co. Ltd.	176,262	513,702
	Gujarat Mineral Development Corp. Ltd.	235,508	1,129,548
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	229,748	1,956,190
	Gujarat Pipavav Port Ltd.	874,585	2,413,713
	Gujarat State Fertilizers & Chemicals Ltd.	670,003	1,972,537
	Gujarat State Petronet Ltd.	856,449	3,481,341
	Gulf Oil Lubricants India Ltd.	44,273	639,120
	Happiest Minds Technologies Ltd.	118,132	1,151,170
*	Hathway Cable & Datacom Ltd.	1,222,690	352,695
	Hatsun Agro Product Ltd.	130,161	1,911,992
	HBL Power Systems Ltd.	305,656	2,278,739
*	HealthCare Global Enterprises Ltd.	71,139	300,502
	HEG Ltd.	39,034	1,041,966
	HeidelbergCement India Ltd.	200,096	560,899
	Heritage Foods Ltd.	117,371	812,850
	Hester Biosciences Ltd.	9,221	340,741
	HFCL Ltd.	2,094,768	3,363,582
	HG Infra Engineering Ltd.	48,180	935,552
	Hikal Ltd.	161,318	697,004
	HIL Ltd.	14,909	535,811
	Himadri Speciality Chemical Ltd.	640,903	3,316,878
*	Himatsingka Seide Ltd.	28,673	52,143
	Hinduja Global Solutions Ltd.	30,211	292,449
*	Hindustan Construction Co. Ltd.	3,452,208	2,308,550
	Hindustan Copper Ltd.	654,730	2,532,519
*	Hindustan Oil Exploration Co. Ltd.	190,919	618,917
	Hindware Home Innovation Ltd.	35,494	189,345
	Hitachi Energy India Ltd.	13,313	1,847,653
	Hle Glascoat Ltd.	8,257	43,470
	Honda India Power Products Ltd.	12,211	584,633
	Huhtamaki India Ltd.	81,734	376,383
Ω	ICICI Securities Ltd.	192,071	1,776,770
	ICRA Ltd.	7,574	509,241
	IDFC Ltd.	3,603,867	4,860,617
*	IFB Industries Ltd.	32,347	685,215
	IIFL Finance Ltd.	596,993	3,165,350
	IIFL Securities Ltd.	183,211	473,345
*	India Cements Ltd.	431,949	1,885,369
	India Glycols Ltd.	41,249	598,704
	India Power Corp. Ltd.	61,074	16,330
Ω	IndiaMart InterMesh Ltd.	4,196	147,755
Ω	Indian Energy Exchange Ltd.	1,060,324	2,437,822
	Indian Metals & Ferro Alloys Ltd.	2,364	21,032
	Indo Count Industries Ltd.	189,824	903,010
	Indoco Remedies Ltd.	113,141	450,262

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indraprastha Gas Ltd.	627,321	$4,117,335
	Infibeam Avenues Ltd.	3,341,715	1,258,799
	Ingersoll Rand India Ltd.	22,602	1,198,456
*	Inox Wind Energy Ltd.	394	41,080
*	Inox Wind Ltd.	1,025,724	2,252,559
	Insecticides India Ltd.	6,440	61,457
	Intellect Design Arena Ltd.	208,310	2,419,138
	IOL Chemicals & Pharmaceuticals Ltd.	47,094	244,133
	ION Exchange India Ltd.	30,948	258,255
	Ipca Laboratories Ltd.	422,563	6,609,854
Ω	IRCON International Ltd.	843,731	2,919,924
	ISGEC Heavy Engineering Ltd.	48,631	917,775
	ITD Cementation India Ltd.	240,706	1,483,393
*	ITI Ltd.	167,884	622,748
	J Kumar Infraprojects Ltd.	94,348	976,546
*	Jagran Prakashan Ltd.	213,060	257,771
	Jai Corp. Ltd.	136,895	624,134
*	Jaiprakash Power Ventures Ltd.	9,172,137	2,181,011
	Jammu & Kashmir Bank Ltd.	877,546	1,158,626
	Jamna Auto Industries Ltd.	584,889	1,020,539
	JB Chemicals & Pharmaceuticals Ltd.	267,002	6,134,623
	JBM Auto Ltd.	73,785	1,792,587
	Jindal Poly Films Ltd.	54,125	561,704
	Jindal Saw Ltd.	546,628	4,203,705
	Jindal Stainless Ltd.	535,230	4,740,192
	JK Cement Ltd.	112,399	5,978,971
	JK Lakshmi Cement Ltd.	181,571	1,925,087
	JK Paper Ltd.	225,536	1,361,923
	JK Tyre & Industries Ltd.	318,098	1,692,664
	JM Financial Ltd.	1,282,474	1,607,245
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	3,129	75,884
	JTEKT India Ltd.	162,164	415,429
	Jubilant Foodworks Ltd.	1,038,943	7,434,957
	Jubilant Ingrevia Ltd.	413,662	3,015,943
	Jubilant Pharmova Ltd.	237,531	2,204,164
	Jupiter Wagons Ltd.	68,271	499,329
*	Just Dial Ltd.	49,938	758,186
	Jyothy Labs Ltd.	475,110	2,997,862
*	Jyoti Structures Ltd.	61,444	21,870
	Kajaria Ceramics Ltd.	283,766	5,033,725
	Kalpataru Projects International Ltd.	277,203	4,549,620
	Kalyani Steels Ltd.	73,704	786,406
	Kansai Nerolac Paints Ltd.	174,538	640,955
	Karnataka Bank Ltd.	716,085	2,035,393
	Karur Vysya Bank Ltd.	1,417,220	3,919,959
	Kaveri Seed Co. Ltd.	69,408	888,083
	KCP Ltd.	138,614	414,515
	KDDL Ltd.	399	16,715
	KEC International Ltd.	358,491	3,975,606
	KEI Industries Ltd.	108,459	5,637,131
	Kennametal India Ltd.	14,680	593,878
	Kewal Kiran Clothing Ltd.	24,568	198,899
	Kirloskar Brothers Ltd.	62,533	1,822,334
	Kirloskar Ferrous Industries Ltd.	100,528	904,506
	Kirloskar Industries Ltd.	264	19,203
	Kirloskar Oil Engines Ltd.	224,138	3,347,856
	Kirloskar Pneumatic Co. Ltd.	1,037	17,054
	KNR Constructions Ltd.	395,031	1,918,201
	Kolte-Patil Developers Ltd.	59,333	275,529

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	KPI Green Energy Ltd.	17,212	$193,445
	KPIT Technologies Ltd.	110,248	2,441,883
	KPR Mill Ltd.	401,056	4,197,542
	KRBL Ltd.	147,046	563,008
* Ω	Krishna Institute of Medical Sciences Ltd.	55,338	1,424,010
	Krsnaa Diagnostics Ltd.	12,943	105,576
	KSB Ltd.	233,155	2,684,739
	L&T Finance Ltd.	1,297,860	2,801,968
	LA Opala RG Ltd.	117,842	455,333
	Lakshmi Machine Works Ltd.	12,051	2,245,671
Ω	Laurus Labs Ltd.	938,945	5,200,361
	Laxmi Organic Industries Ltd.	7,409	22,907
* Ω	Lemon Tree Hotels Ltd.	626,352	1,128,251
	LG Balakrishnan & Bros Ltd.	51,169	874,020
	LIC Housing Finance Ltd.	849,368	7,801,585
	Linde India Ltd.	19,757	1,933,871
	Lloyds Engineering Works Ltd.	116,192	119,688
	LT Foods Ltd.	489,233	1,709,968
	Lumax Auto Technologies Ltd.	75,328	508,557
	Lumax Industries Ltd.	3,899	136,073
	LUX Industries Ltd.	20,153	496,995
	Mahanagar Gas Ltd.	171,823	3,821,186
	Maharashtra Scooters Ltd.	3,724	414,025
	Maharashtra Seamless Ltd.	190,203	1,479,839
	Mahindra & Mahindra Financial Services Ltd.	1,494,284	5,417,774
*	Mahindra Holidays & Resorts India Ltd.	232,632	1,270,614
	Mahindra Lifespace Developers Ltd.	293,220	2,129,006
Ω	Mahindra Logistics Ltd.	29,826	183,636
	Maithan Alloys Ltd.	14,578	190,002
	Man Industries India Ltd.	5,439	30,544
	Man Infraconstruction Ltd.	287,717	700,465
	Manappuram Finance Ltd.	1,764,454	4,531,477
	Mangalam Cement Ltd.	22,675	263,046
	Mangalore Refinery & Petrochemicals Ltd.	619,625	1,636,440
	Marksans Pharma Ltd.	647,499	1,642,936
Ω	MAS Financial Services Ltd.	129,441	445,290
	Mastek Ltd.	50,322	1,707,748
*	Max Estates Ltd.	61,388	399,143
*	Max Financial Services Ltd.	29,355	391,651
	Mayur Uniquoters Ltd.	55,428	432,258
*	Medplus Health Services Ltd.	8,246	66,958
*	Meghmani Organics Ltd.	402,627	424,288
Ω	Metropolis Healthcare Ltd.	75,610	1,910,297
	Minda Corp. Ltd.	188,825	1,117,865
Ω	Mishra Dhatu Nigam Ltd.	147,449	865,564
	MM Forgings Ltd.	33,082	236,206
	MOIL Ltd.	185,346	1,092,587
	Monte Carlo Fashions Ltd.	21,677	180,174
*	Morepen Laboratories Ltd.	1,033,156	739,497
	Motherson Sumi Wiring India Ltd.	4,360,100	3,856,073
	Motilal Oswal Financial Services Ltd.	407,272	3,191,558
	MPS Ltd.	887	22,672
	Mrs Bectors Food Specialities Ltd.	57,218	959,115
	MSTC Ltd.	94,763	1,059,215
	Narayana Hrudayalaya Ltd.	212,281	3,204,111
	Natco Pharma Ltd.	297,927	4,870,092
	National Aluminium Co. Ltd.	2,086,540	4,871,294
	National Fertilizers Ltd.	169,354	299,804
	Nava Ltd.	174,210	1,915,134

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Navin Fluorine International Ltd.	89,188	$4,049,396
	Navneet Education Ltd.	310,004	600,632
	NBCC India Ltd.	710,314	1,540,202
	NCC Ltd.	1,200,069	5,159,453
	NCL Industries Ltd.	16,947	47,846
	NELCO Ltd.	31,661	334,060
	Neogen Chemicals Ltd.	8,605	171,404
	NESCO Ltd.	76,896	853,329
	Neuland Laboratories Ltd.	18,322	1,937,665
	Newgen Software Technologies Ltd.	136,406	1,691,539
	NIIT Learning Systems Ltd.	286,922	1,612,245
	NIIT Ltd.	285,432	420,878
	Nilkamal Ltd.	20,926	481,267
Ω	Nippon Life India Asset Management Ltd.	295,428	2,273,798
	NLC India Ltd.	676,311	2,344,088
	NOCIL Ltd.	301,922	1,198,170
	Novartis India Ltd.	790	10,999
	NRB Bearings Ltd.	156,167	613,858
	Nucleus Software Exports Ltd.	28,161	516,559
*	Nuvama Wealth Management Ltd.	18,502	1,400,628
	One 97 Communications Ltd.	55,781	330,315
	Oracle Financial Services Software Ltd.	5,515	730,151
	Orient Cement Ltd.	376,080	1,572,446
	Orient Electric Ltd.	335,916	1,164,894
	Orient Paper & Industries Ltd.	330,250	211,816
	Oriental Carbon & Chemicals Ltd.	1,415	2,064
	Oriental Carbon & Chemicals Ltd. (OTCC IN)	283	1,117
	Oriental Hotels Ltd.	130,729	225,682
*	Orissa Minerals Development Co. Ltd.	3,736	328,887
	Page Industries Ltd.	2,347	1,187,518
	Paisalo Digital Ltd.	1,157,340	943,379
	Panama Petrochem Ltd.	50,945	252,888
* Ω	Parag Milk Foods Ltd.	140,518	327,884
*	Patel Engineering Ltd.	758,714	544,100
*	PC Jeweller Ltd.	398,654	447,206
	PCBL Ltd.	547,454	2,135,286
	PDS Ltd.	1,839	12,714
	Persistent Systems Ltd.	139,947	8,098,223
	Petronet LNG Ltd.	1,773,588	7,821,340
	Pfizer Ltd.	35,000	2,363,929
*	PG Electroplast Ltd.	6,020	32,025
	Phoenix Mills Ltd.	303,242	13,023,180
	Piramal Enterprises Ltd.	327,582	4,072,718
	Piramal Pharma Ltd.	1,363,426	2,871,627
* Ω	PNB Housing Finance Ltd.	346,684	3,346,154
	PNC Infratech Ltd.	305,822	1,857,966
	Poly Medicure Ltd.	73,608	1,647,332
	Polyplex Corp. Ltd.	53,588	758,821
	Poonawalla Fincorp Ltd.	446,130	1,977,285
	Power Finance Corp. Ltd.	48,635	324,762
	Power Mech Projects Ltd.	15,672	1,170,897
	Praj Industries Ltd.	390,064	3,301,557
*	Prakash Industries Ltd.	291,132	680,527
Ω	Prataap Snacks Ltd.	8,396	88,924
	Prestige Estates Projects Ltd.	192,696	4,197,321
*	Pricol Ltd.	140,462	843,207
*	Prince Pipes & Fittings Ltd.	112,911	910,450
*	Prism Johnson Ltd.	417,838	831,662
	Privi Speciality Chemicals Ltd.	4,920	95,023

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Procter & Gamble Health Ltd.	28,843	$1,811,810
	PSP Projects Ltd.	29,571	242,753
	PTC India Financial Services Ltd.	487,922	336,910
	PTC India Ltd.	682,213	1,842,745
Ω	Quess Corp. Ltd.	139,386	1,194,516
	Radico Khaitan Ltd.	17,719	366,377
*	Rain Industries Ltd.	560,564	1,166,552
*	Rajesh Exports Ltd.	161,255	607,198
	Rallis India Ltd.	276,838	1,095,615
	Ramco Cements Ltd.	304,449	3,008,727
	Ramco Industries Ltd.	112,346	332,136
*	Ramco Systems Ltd.	7,706	35,366
	Ramkrishna Forgings Ltd.	194,449	1,999,755
*	Ramky Infrastructure Ltd.	8,084	73,716
	Rane Holdings Ltd.	10,752	218,506
	Rashtriya Chemicals & Fertilizers Ltd.	485,909	1,270,659
	Ratnamani Metals & Tubes Ltd.	90,764	3,938,813
*	RattanIndia Power Ltd.	3,444,681	731,061
	Raymond Consumer Care Ltd.	94,348	1,760,817
	Raymond Ltd.	117,935	2,796,063
Ω	RBL Bank Ltd.	1,093,308	3,077,554
	REC Ltd.	1,511,711	11,663,903
	Redington Ltd.	1,877,512	4,757,112
*	Redtape Ltd.	64,179	552,963
	Relaxo Footwears Ltd.	102,112	1,063,041
	Reliance Industrial Infrastructure Ltd.	30,016	473,636
*	Reliance Infrastructure Ltd.	568,950	1,411,838
*	Reliance Power Ltd.	7,901,815	3,106,022
*	Religare Enterprises Ltd.	18,107	55,044
	Repco Home Finance Ltd.	125,860	842,705
	Rhi Magnesita India Ltd.	4,489	32,421
	Rico Auto Industries Ltd.	241,078	391,512
	RITES Ltd.	148,652	1,276,453
*	Rossari Biotech Ltd.	25,892	258,448
	Route Mobile Ltd.	23,942	466,279
*	RPSG Ventures Ltd.	962	9,211
	RSWM Ltd.	60,941	189,702
	Rupa & Co. Ltd.	24,390	91,960
	Safari Industries India Ltd.	39,729	987,460
	Sagar Cements Ltd.	64,282	192,166
Ω	Salasar Techno Engineering Ltd.	54,824	12,003
	Sammaan Capital Ltd.	517,689	1,081,580
	Sandhar Technologies Ltd.	11,788	91,745
	Sanghvi Movers Ltd.	37,615	525,957
	Sanofi Consumer Healthcare India Ltd.	28,063	1,264,463
	Sanofi India Ltd.	28,063	2,212,146
Ω	Sansera Engineering Ltd.	1,702	28,904
*	Sapphire Foods India Ltd.	17,150	338,391
	Sarda Energy & Minerals Ltd.	223,926	723,126
	Saregama India Ltd.	58,165	384,727
	Sasken Technologies Ltd.	14,843	298,494
*	Satin Creditcare Network Ltd.	62,972	171,109
	Savita Oil Technologies Ltd.	45,238	336,925
	Schaeffler India Ltd.	6,857	350,227
*	Schneider Electric Infrastructure Ltd.	184,071	1,782,222
*	SEPC Ltd.	689,964	174,727
*	Sequent Scientific Ltd.	244,159	419,026
	Seshasayee Paper & Boards Ltd.	74,280	313,713
Ω	SH Kelkar & Co. Ltd.	112,725	263,372

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Shakti Pumps India Ltd.	7,950	$407,556
	Shankara Building Products Ltd.	21,255	173,005
	Shanthi Gears Ltd.	29,927	232,600
	Sharda Cropchem Ltd.	75,825	515,291
	Sharda Motor Industries Ltd.	9,285	273,748
	Share India Securities Ltd.	18,060	65,768
*	Sheela Foam Ltd.	14,117	173,995
*	Shilpa Medicare Ltd.	113,879	925,387
*	Shipping Corp. of India Land & Assets Ltd.	469,725	575,949
	Shipping Corp. of India Ltd.	451,179	1,554,116
	Shivalik Bimetal Controls Ltd.	2,390	18,381
*	Shoppers Stop Ltd.	123,225	1,145,282
*	Shree Renuka Sugars Ltd.	1,737,947	1,062,835
	Shriram Pistons & Rings Ltd.	4,790	116,377
*	SIS Ltd.	65,864	341,011
	Siyaram Silk Mills Ltd.	26,830	167,431
*	SJS Enterprises Ltd.	5,140	53,428
	SKF India Ltd.	76,991	5,165,273
	Skipper Ltd.	19,548	97,314
	Snowman Logistics Ltd.	17,529	17,772
	Sobha Ltd.	113,651	2,451,763
	Solar Industries India Ltd.	22,203	2,869,939
*	Solara Active Pharma Sciences Ltd.	22,354	166,815
	Somany Ceramics Ltd.	21,226	196,441
	Sonata Software Ltd.	536,177	4,717,438
	South Indian Bank Ltd.	5,425,753	1,741,562
	SP Apparels Ltd.	4,719	49,804
*	Spandana Sphoorty Financial Ltd.	49,631	400,636
*	Star Cement Ltd.	226,872	570,531
	Sterlite Technologies Ltd.	539,079	904,230
	Strides Pharma Science Ltd.	178,870	2,283,794
	Stylam Industries Ltd.	10,286	244,224
	Styrenix Performance Materials Ltd.	6,546	205,496
*	Subex Ltd.	864,851	354,381
	Subros Ltd.	75,571	635,760
	Sudarshan Chemical Industries Ltd.	100,071	1,125,283
	Sumitomo Chemical India Ltd.	179,952	1,118,929
	Sun TV Network Ltd.	275,300	2,957,980
	Sundaram Finance Ltd.	123,699	6,422,553
	Sundaram-Clayton Ltd.	12,106	275,265
	Sundram Fasteners Ltd.	314,991	5,283,202
*	Sunflag Iron & Steel Co. Ltd.	74,248	226,267
	Sunteck Realty Ltd.	148,817	1,070,514
	Suprajit Engineering Ltd.	227,193	1,416,597
	Supreme Industries Ltd.	39,021	2,498,583
	Supreme Petrochem Ltd.	295,350	3,021,066
	Surya Roshni Ltd.	102,102	745,566
*	Suven Pharmaceuticals Ltd.	651,206	7,770,644
*	Suzlon Energy Ltd.	23,338,088	19,410,413
	Swan Energy Ltd.	76,621	692,044
	Swaraj Engines Ltd.	19,779	748,179
	Symphony Ltd.	1,113	15,910
Ω	Syngene International Ltd.	462,097	4,446,491
	Tamil Nadu Newsprint & Papers Ltd.	86,283	269,114
	Tamilnad Mercantile Bank Ltd.	7,414	41,067
	Tanla Platforms Ltd.	168,665	2,007,724
*	TARC Ltd.	153,004	401,788
	Tata Chemicals Ltd.	436,592	5,850,333
	Tata Consumer Products Ltd.	36,935	525,126

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Steel Ltd.	771,669	$1,528,835
	TCI Express Ltd.	55,854	812,780
	TD Power Systems Ltd.	162,475	809,997
*	TeamLease Services Ltd.	7,804	328,693
	Techno Electric & Engineering Co. Ltd.	198,034	4,001,487
	Tega Industries Ltd.	4,511	103,810
* Ω	Tejas Networks Ltd.	156,685	2,338,108
	Texmaco Rail & Engineering Ltd.	584,579	1,893,491
	Thejo Engineering Ltd.	185	6,909
	Thirumalai Chemicals Ltd.	138,878	571,831
	Thomas Cook India Ltd.	348,484	1,088,935
* Ω	Thyrocare Technologies Ltd.	51,815	507,187
	Tide Water Oil Co. India Ltd.	20,475	659,013
	Tilaknagar Industries Ltd.	216,288	652,979
	Time Technoplast Ltd.	390,193	1,575,472
	Timken India Ltd.	81,973	4,191,784
	Tips Industries Ltd.	3,936	29,501
	Titagarh Rail System Ltd.	163,671	3,193,219
	Torrent Power Ltd.	233,330	5,205,907
	Tourism Finance Corp. of India Ltd.	138,784	315,991
	Transformers & Rectifiers India Ltd.	9,390	84,216
*	TransIndia Real Estate Ltd.	216,315	124,062
	Transport Corp. of India Ltd.	98,187	1,188,211
	Trident Ltd.	4,096,218	1,932,398
	Triveni Engineering & Industries Ltd.	253,714	1,284,370
	Triveni Turbine Ltd.	387,061	2,769,775
	TTK Prestige Ltd.	142,645	1,645,216
	Tube Investments of India Ltd.	96,707	4,789,528
	TV Today Network Ltd.	34,264	106,921
	TVS Holdings Ltd.	12,440	2,055,434
	TVS Srichakra Ltd.	12,076	630,137
	Uflex Ltd.	108,416	777,337
	Ugar Sugar Works Ltd.	79,691	80,927
*	Ugro Capital Ltd.	83,237	262,714
Ω	Ujjivan Small Finance Bank Ltd.	4,819,909	2,599,495
*	Unichem Laboratories Ltd.	96,528	658,269
	UNO Minda Ltd.	181,568	2,264,220
	Usha Martin Ltd.	434,267	1,972,857
	UTI Asset Management Co. Ltd.	91,049	1,127,079
*	VA Tech Wabag Ltd.	109,564	1,771,909
	Vaibhav Global Ltd.	225,817	928,347
*	Valor Estate Ltd.	178,250	448,899
	Vardhman Textiles Ltd.	450,962	2,962,165
* Ω	Varroc Engineering Ltd.	107,533	820,987
	Vedant Fashions Ltd.	41,234	567,140
	Venky's India Ltd.	17,968	428,802
	Vesuvius India Ltd.	18,323	1,137,756
	V-Guard Industries Ltd.	563,511	3,120,895
	Vimta Labs Ltd.	17,648	116,728
	Vinati Organics Ltd.	91,094	2,399,235
	Vindhya Telelinks Ltd.	17,120	634,264
	VIP Industries Ltd.	133,149	742,477
*	VL E-Governance & IT Solutions Ltd.	136,960	143,145
*	V-Mart Retail Ltd.	9,319	384,455
	Voltamp Transformers Ltd.	13,311	2,144,294
	Voltas Ltd.	387,010	7,133,979
	VRL Logistics Ltd.	106,773	734,110
	VST Industries Ltd.	18,750	978,614
	VST Tillers Tractors Ltd.	13,066	663,834

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Welspun Corp. Ltd.	393,665	$3,019,559
	Welspun Enterprises Ltd.	232,271	1,544,988
	Welspun Living Ltd.	1,138,045	2,506,174
	West Coast Paper Mills Ltd.	100,504	750,874
	Westlife Foodworld Ltd.	159,939	1,591,864
	Whirlpool of India Ltd.	38,693	984,148
*	Wockhardt Ltd.	165,786	1,831,337
	Wonderla Holidays Ltd.	34,714	349,701
*	Zee Entertainment Enterprises Ltd.	2,149,764	3,816,799
	Zen Technologies Ltd.	1,475	30,090
	Zensar Technologies Ltd.	350,115	3,329,772
	ZF Commercial Vehicle Control Systems India Ltd.	2,458	463,765
	Zydus Wellnes Ltd.	29,306	841,408
TOTAL INDIA			1,080,683,345
INDONESIA — (1.6%)
	ABM Investama Tbk. PT	306,700	71,513
	Adi Sarana Armada Tbk. PT	3,734,500	175,785
*	Agung Semesta Sejahtera Tbk. PT	14,642,700	7,209
	AKR Corporindo Tbk. PT	23,387,300	2,179,938
*	Alam Sutera Realty Tbk. PT	13,558,700	112,598
	Aneka Tambang Tbk. PT	5,047,100	408,787
* ††	Armidian Karyatama Tbk. PT	844,800	0
	Arwana Citramulia Tbk. PT	9,585,500	415,830
	Aspirasi Hidup Indonesia Tbk. PT	16,305,900	802,633
	Astra Agro Lestari Tbk. PT	866,200	320,994
	Astra Otoparts Tbk. PT	2,355,600	324,681
*	Asuransi Maximus Graha Persada Tbk. PT	2,773,000	1,204
	Avia Avian Tbk. PT	4,442,500	131,681
* ††	Bakrie Telecom Tbk. PT	49,756,298	0
	Bank Amar Indonesia Tbk. PT	9,530,328	127,865
	Bank BTPN Syariah Tbk. PT	3,363,400	235,582
*	Bank Ina Perdana PT	4,305,700	1,126,893
*	Bank Mayapada International Tbk. PT	3,046,796	49,929
	Bank Maybank Indonesia Tbk. PT	10,452,300	139,047
*	Bank Nationalnobu Tbk. PT	1,307,304	50,224
*	Bank Neo Commerce Tbk. PT	6,398,700	100,143
	Bank OCBC Nisp Tbk. PT	6,711,200	534,330
*	Bank Pan Indonesia Tbk. PT	12,406,800	927,577
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	9,034,212	549,931
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	9,993,400	338,136
	Bank Tabungan Negara Persero Tbk. PT	10,841,525	877,619
	BFI Finance Indonesia Tbk. PT	19,595,000	1,078,575
	BISI International Tbk. PT	7,548,300	772,822
	Blue Bird Tbk. PT	553,300	57,709
*	Buana Lintas Lautan Tbk. PT	14,502,300	94,547
*	Bukalapak.com Tbk. PT	109,614,300	797,051
	Bukit Asam Tbk. PT	8,828,300	1,455,670
*	Bumi Resources Minerals Tbk. PT	127,987,300	1,237,027
*	Bumi Resources Tbk. PT	16,807,800	77,670
*	Bumi Serpong Damai Tbk. PT	10,561,700	673,363
*	Bumi Teknokultura Unggul Tbk. PT	65,912,500	16,259
*	Capital Financial Indonesia Tbk. PT	20,277,300	610,873
	Catur Sentosa Adiprana Tbk. PT	2,986,100	88,424
*	Cemindo Gemilang PT	4,965,800	335,947
Ω	Cikarang Listrindo Tbk. PT	4,462,100	183,811
	Ciputra Development Tbk. PT	28,002,520	2,162,074
	Cisarua Mountain Dairy Tbk. PT	260,300	84,755
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	1,321,327

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	City Retail Developments Tbk. PT	12,056,400	$103,813
	Delta Dunia Makmur Tbk. PT	13,195,400	621,303
	Dharma Satya Nusantara Tbk. PT	5,886,600	247,886
	Elang Mahkota Teknologi Tbk. PT	9,709,700	243,777
	Elnusa Tbk. PT	7,160,900	224,379
*	Energi Mega Persada Tbk. PT	607,700	7,995
	Erajaya Swasembada Tbk. PT	23,884,400	626,006
	ESSA Industries Indonesia Tbk. PT	16,963,900	876,494
	Gajah Tunggal Tbk. PT	3,960,900	280,154
	Garudafood Putra Putri Jaya Tbk. PT	14,879,700	338,708
	Gudang Garam Tbk. PT	23,200	22,491
*	Harum Energy Tbk. PT	5,786,900	423,619
	Hexindo Adiperkasa Tbk. PT	554,100	228,249
	Impack Pratama Industri Tbk. PT	22,142,700	476,592
	Indika Energy Tbk. PT	5,449,000	465,761
	Indo Tambangraya Megah Tbk. PT	857,900	1,387,272
	Indocement Tunggal Prakarsa Tbk. PT	1,878,700	838,261
	Indomobil Sukses Internasional Tbk. PT	874,000	69,604
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,385,746	953,768
* ††	Inti Agri Resources Tbk. PT	92,782,800	0
*	Intiland Development Tbk. PT	3,461,300	38,556
*	Japfa Comfeed Indonesia Tbk. PT	12,865,700	1,298,329
	Jasa Marga Persero Tbk. PT	5,220,000	1,782,103
	Jaya Real Property Tbk. PT	10,463,000	427,597
*	Kawasan Industri Jababeka Tbk. PT	72,814,457	591,081
	Map Aktif Adiperkasa PT	17,228,500	858,160
	Matahari Department Store Tbk. PT	1,191,400	106,374
	MD Entertainment Tbk. PT	4,080,700	958,368
	Medco Energi Internasional Tbk. PT	17,296,406	1,400,752
	Media Nusantara Citra Tbk. PT	10,337,900	212,187
	Medikaloka Hermina Tbk. PT	13,922,600	1,159,929
*	Mega Manunggal Property Tbk. PT	4,769,600	102,219
*	Metro Healthcare Indonesia Tbk. PT	23,126,700	113,451
	Metrodata Electronics Tbk. PT	15,657,100	582,479
	Metropolitan Kentjana Tbk. PT	100,200	165,786
	Mitra Adiperkasa Tbk. PT	25,360,200	2,262,715
	Mitra Keluarga Karyasehat Tbk. PT	3,359,200	623,866
	Mitra Pinasthika Mustika Tbk. PT	3,883,000	242,479
	Mulia Industrindo Tbk. PT	1,881,400	41,211
	Nippon Indosari Corpindo Tbk. PT	7,299,489	453,565
	Pabrik Kertas Tjiwi Kimia Tbk. PT	3,184,100	1,576,357
*	Pacific Strategic Financial Tbk. PT	18,656,600	1,227,769
	Pakuwon Jati Tbk. PT	36,631,600	960,886
*	Panin Financial Tbk. PT	49,629,800	1,001,371
*	Paninvest Tbk. PT	4,828,600	270,133
	Perusahaan Gas Negara Tbk. PT	23,212,100	2,286,055
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	5,741,900	301,981
* ††	Pool Advista Indonesia Tbk. PT	10,473,500	6,039
*	PP Persero Tbk. PT	1,569,114	36,353
	Puradelta Lestari Tbk. PT	20,326,900	197,607
* ††	Rimo International Lestari Tbk. PT	211,251,900	0
	Rukun Raharja Tbk. PT	650,300	50,996
	Salim Ivomas Pratama Tbk. PT	5,132,700	123,778
	Samindo Resources Tbk. PT	106,600	9,376
	Sampoerna Agro Tbk. PT	1,315,600	158,905
	Samudera Indonesia Tbk. PT	10,897,100	217,158
*	Sarana Meditama Metropolitan Tbk. PT	951,700	14,395
	Sariguna Primatirta Tbk. PT	5,940,900	449,344
*	Sawit Sumbermas Sarana Tbk. PT	7,416,900	492,017

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
* ††	Sekawan Intipratama Tbk. PT	9,367,900	$0
	Selamat Sempurna Tbk. PT	13,041,700	1,651,592
	Semen Indonesia Persero Tbk. PT	2,246,500	540,604
	Siloam International Hospitals Tbk. PT	11,203,800	1,914,901
	Sinar Mas Agro Resources & Technology Tbk. PT	696,360	145,703
* ††	Sri Rejeki Isman Tbk. PT	35,353,931	59,521
	Summarecon Agung Tbk. PT	21,759,746	750,102
	Surya Citra Media Tbk. PT	32,632,300	281,105
	Surya Semesta Internusa Tbk. PT	10,348,900	701,466
* ††	Suryainti Permata Tbk. PT	7,252,000	0
	Temas Tbk. PT	10,997,500	103,643
	Tempo Scan Pacific Tbk. PT	1,474,100	206,692
	Timah Tbk. PT	8,208,514	477,150
* ††	Trada Alam Minera Tbk. PT	180,020,800	0
	Transcoal Pacific Tbk. PT	1,568,300	754,884
	Trias Sentosa Tbk. PT	32,818,400	1,011,385
*	Trimegah Sekuritas Indonesia Tbk. PT	2,930,400	46,866
	Triputra Agro Persada PT	10,894,600	439,045
	Tunas Baru Lampung Tbk. PT	5,795,228	226,344
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	15,164,100	1,837,339
	Unggul Indah Cahaya Tbk. PT	48,239	23,108
* ††	Waskita Beton Precast Tbk. PT	28,238,300	29,506
* ††	Waskita Karya Persero Tbk. PT	30,184,766	70,320
* ††	Wijaya Karya Persero Tbk. PT	4,463,707	53,139
	XL Axiata Tbk. PT	10,312,279	1,376,759
TOTAL INDONESIA			64,997,066
KUWAIT — (0.5%)
	A'ayan Leasing & Investment Co. KSCP	1,285,012	656,805
	Al Ahli Bank of Kuwait KSCP	731,509	733,202
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	298,880	217,275
	Al-Eid Food KSC	242,769	173,578
	Ali Alghanim Sons Automotive Co. KSCC	85,516	297,137
*	Alimtiaz Investment Group KSC	1,214,612	196,088
*	Arabi Group Holding KSC	502,886	676,721
	Arzan Financial Group for Financing & Investment KPSC	1,482,121	902,252
*	Asiya Capital Investments Co. KSCP	1,578,688	195,614
	Boubyan Petrochemicals Co. KSCP	513,569	978,794
	Boursa Kuwait Securities Co. KPSC	222,353	1,505,026
	Combined Group Contracting Co. SAK	202,267	470,315
	Commercial Facilities Co. SAKP	28,413	17,307
	Commercial Real Estate Co. KSC	2,779,024	1,328,327
	Gulf Cables & Electrical Industries Group Co. KSCP	131,417	743,974
	Heavy Engineering & Ship Building Co. KSCP, Class B	140,709	422,284
	Humansoft Holding Co. KSC	220,248	1,898,683
	Integrated Holding Co. KCSC	313,285	582,751
	Jazeera Airways Co. KSCP	84,015	254,743
*	Kuwait Cement Co. KSC	75,409	44,751
	Kuwait Financial Centre SAK	23,180	9,561
	Kuwait Insurance Co. SAK	18,311	34,704
	Kuwait International Bank KSCP	1,786,833	1,093,364
	Kuwait Real Estate Co. KSC	2,110,692	1,665,025
	Mezzan Holding Co. KSCC	239,144	691,850
*	National Consumer Holding Co. SAK	33,000	11,468
	National Industries Group Holding SAK	2,872,159	2,115,816
	National Investments Co. KSCP	1,174,269	976,471
*	Rasiyat Holding Co.	33,994	43,485
	Salhia Real Estate Co. KSCP	756,344	1,052,607
	Securities House KSC	162,896	32,223

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
*	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	606,191	$319,671
*	Warba Bank KSCP	2,099,671	1,243,821
TOTAL KUWAIT			21,585,693
MALAYSIA — (1.6%)
	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	874,821
	Able Global Bhd.	59,300	25,976
#	Aeon Co. M Bhd.	1,014,100	311,410
#	AEON Credit Service M Bhd.	624,000	975,043
#	AFFIN Bank Bhd.	1,571,908	1,044,030
	Ajinomoto Malaysia Bhd.	52,700	169,608
	Alliance Bank Malaysia Bhd.	2,133,800	1,914,525
	Allianz Malaysia Bhd.	134,100	639,187
	AME Elite Consortium Bhd.	141,700	54,610
	Ancom Nylex Bhd.	1,250,380	283,237
# *	Ann Joo Resources Bhd.	353,150	85,453
	Astro Malaysia Holdings Bhd.	1,335,700	81,350
	Aurelius Technologies Bhd.	15,400	11,888
*	Bahvest Resources Bhd.	80,200	8,298
	Bank Islam Malaysia Bhd.	1,221,600	662,137
*	Berjaya Corp. Bhd.	6,274,407	581,307
#	Berjaya Food Bhd.	1,438,846	169,186
# *	Berjaya Land Bhd.	2,413,200	213,130
# *	Bermaz Auto Bhd.	1,342,000	710,009
	British American Tobacco Malaysia Bhd.	255,000	463,111
*	Bumi Armada Bhd.	6,513,300	772,712
	Bursa Malaysia Bhd.	1,334,700	2,778,880
#	Cahya Mata Sarawak Bhd.	1,514,600	478,557
	Carlsberg Brewery Malaysia Bhd., Class B	368,100	1,501,123
	CB Industrial Product Holding Bhd.	599,440	163,364
	CCK Consolidated Holdings Bhd.	96,000	31,385
	CTOS Digital Bhd.	1,120,000	346,541
	D&O Green Technologies Bhd.	1,180,300	892,448
# *	Dagang NeXchange Bhd.	1,927,400	176,449
	Datasonic Group Bhd.	987,200	107,630
	Dayang Enterprise Holdings Bhd.	1,387,975	860,318
	DRB-Hicom Bhd.	1,997,000	582,852
#	Duopharma Biotech Bhd.	1,029,238	268,986
	Dutch Lady Milk Industries Bhd.	79,100	541,994
*	Eastern & Oriental Bhd.	111,700	23,261
	Eco World Development Group Bhd.	2,221,100	856,634
	Eco World International Bhd.	331,900	24,604
*	Econpile Holdings Bhd.	404,300	43,672
*	Ekovest Bhd.	2,798,950	274,770
	FAR East Holdings Bhd.	258,300	196,715
	Farm Fresh Bhd.	470,800	157,955
#	Formosa Prosonic Industries Bhd.	187,500	122,943
	Frontken Corp. Bhd.	2,565,950	2,407,372
	Gas Malaysia Bhd.	559,600	434,955
	Genting Plantations Bhd.	251,500	312,232
#	Globetronics Technology Bhd.	1,155,772	322,637
* ††	Golden Plus Holding Bhd.	216,000	0
	Guan Chong Bhd.	102,000	85,051
	Hap Seng Plantations Holdings Bhd.	170,200	65,584
# *	Hengyuan Refining Co. Bhd.	264,800	151,680
	Hextar Global Bhd.	528,600	101,176
	Hiap Teck Venture Bhd.	3,053,200	286,126
#	Hibiscus Petroleum Bhd.	1,362,519	714,057
	Hong Leong Industries Bhd.	350,400	866,264

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	HSS Engineers Bhd.	60,900	$17,377
	Hume Cement Industries Bhd.	25,600	20,149
	IGB Bhd.	999,381	553,061
*	Iskandar Waterfront City Bhd.	1,196,100	186,491
	ITMAX SYSTEM Bhd.	127,300	87,334
# *	JAKS Resources Bhd.	1,636,980	60,684
#	Jaya Tiasa Holdings Bhd.	1,010,527	244,411
	Keck Seng Malaysia Bhd.	289,650	388,749
	Kelington Group Bhd.	386,100	286,748
#	Kenanga Investment Bank Bhd.	346,300	89,043
	Kerjaya Prospek Group Bhd.	609,690	269,446
#	Kim Loong Resources Bhd.	838,580	447,097
	Kossan Rubber Industries Bhd.	2,868,400	1,324,120
	KPJ Healthcare Bhd.	608,100	246,429
#	Kretam Holdings Bhd.	1,506,100	196,678
# *	KSL Holdings Bhd.	790,818	346,599
	LBS Bina Group Bhd.	2,657,916	413,920
#	Leong Hup International Bhd.	798,900	110,503
	Lii Hen Industries Bhd.	293,600	61,378
# * Ω	Lotte Chemical Titan Holding Bhd.	958,597	223,427
	LPI Capital Bhd.	382,424	1,038,806
	Magni-Tech Industries Bhd.	561,433	292,222
#	Magnum Bhd.	1,541,163	432,949
#	Mah Sing Group Bhd.	3,024,787	1,240,028
#	Malakoff Corp. Bhd.	4,878,500	887,538
	Malayan Flour Mills Bhd.	1,660,575	280,228
#	Malaysia Smelting Corp. Bhd.	299,400	169,547
	Malaysian Pacific Industries Bhd.	52,400	429,672
#	Malaysian Resources Corp. Bhd.	3,693,066	499,454
#	Matrix Concepts Holdings Bhd.	2,487,337	1,029,061
#	MBM Resources Bhd.	418,496	482,844
#	MBSB Bhd.	784,990	139,304
	Mega First Corp. Bhd.	1,538,100	1,621,566
#	Mi Technovation Bhd.	301,700	156,108
#	MKH Bhd.	776,334	231,400
#	MKH Oil Palm East Kalimantan Bhd.	148,215	19,194
	MNRB Holdings Bhd.	667,088	315,168
#	MPHB Capital Bhd.	740,400	259,586
*	MSM Malaysia Holdings Bhd.	120,000	50,151
*	Muhibbah Engineering M Bhd.	1,359,125	282,769
	My EG Services Bhd.	7,282,312	1,571,253
	Nationgate Holdings Bhd.	348,600	160,458
* ††	Nylex Malaysia Bhd.	4,205	165
	OCK Group Bhd.	178,600	24,895
	Oriental Holdings Bhd.	648,300	973,883
#	OSK Holdings Bhd.	3,977,655	1,369,275
#	Padini Holdings Bhd.	1,331,800	982,463
	Panasonic Manufacturing Malaysia Bhd.	25,084	106,798
	Pantech Group Holdings Bhd.	1,007,619	239,136
#	Paramount Corp. Bhd.	759,955	181,937
	Pecca Group Bhd.	48,300	13,035
#	Pentamaster Corp. Bhd.	527,900	562,841
#	Perak Transit Bhd.	948,749	140,535
#	Petron Malaysia Refining & Marketing Bhd.	165,500	160,287
	PIE Industrial Bhd.	66,900	86,053
	Power Root Bhd.	21,700	7,321
	QES Group Bhd.	78,700	11,692
#	Ranhill Utilities Bhd.	1,590,149	506,209
#	RCE Capital Bhd.	435,200	287,057

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	REDtone Digital Bhd.	146,600	$35,444
	RGB International Bhd.	738,200	69,165
*	Salcon Bhd.	119,600	10,803
#	Sam Engineering & Equipment M Bhd.	412,749	512,190
*	Sapura Energy Bhd.	13,232,800	100,621
#	Sarawak Oil Palms Bhd.	830,255	521,192
	Scientex Bhd.	1,441,472	1,330,033
#	SFP Tech Holdings Bhd.	363,900	57,136
#	Shangri-La Hotels Malaysia Bhd.	117,700	57,434
	Sime Darby Property Bhd.	5,441,200	1,875,536
	SKP Resources Bhd.	1,897,324	479,730
*	Solarvest Holdings Bhd.	236,000	87,389
	SP Setia Bhd. Group	4,101,000	1,431,137
	Sports Toto Bhd.	1,638,876	589,185
	Sunway Construction Group Bhd.	470,336	491,160
	Suria Capital Holdings Bhd.	269,560	109,333
	Syarikat Takaful Malaysia Keluarga Bhd.	731,957	594,492
#	Ta Ann Holdings Bhd.	494,189	431,508
	Taliworks Corp. Bhd.	476,616	86,154
#	Thong Guan Industries Bhd.	506,100	203,919
	TMC Life Sciences Bhd.	306,800	43,079
*	Tropicana Corp. Bhd.	1,690,590	599,976
#	TSH Resources Bhd.	1,478,600	386,599
	Uchi Technologies Bhd.	887,200	751,298
#	UEM Edgenta Bhd.	538,000	93,230
#	UEM Sunrise Bhd.	3,165,600	780,694
	Unisem M Bhd.	340,200	269,936
	United Malacca Bhd.	398,850	447,138
	UOA Development Bhd.	4,400,200	1,809,505
*	Uzma Bhd.	53,700	12,857
#	Velesto Energy Bhd.	8,441,608	395,176
	VS Industry Bhd.	6,082,400	1,603,829
# *	Wasco Bhd.	104,300	27,701
#	WCT Holdings Bhd.	1,428,093	407,934
	Wellcall Holdings Bhd.	883,400	303,850
*	YNH Property Bhd.	128,516	12,880
TOTAL MALAYSIA			66,065,018
MEXICO — (2.7%)
	Alfa SAB de CV, Class A	600,749	343,727
# *	Alpek SAB de CV	725,025	482,546
	Alsea SAB de CV	1,200,172	3,608,697
*	Axtel SAB de CV	5,348,008	378,905
Ω	Banco del Bajio SA	2,351,141	7,059,354
	Bolsa Mexicana de Valores SAB de CV	1,126,677	1,753,724
	Consorcio ARA SAB de CV	3,187,823	535,553
*	Controladora AXTEL SAB de CV	858,225	16,998
# *	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	1,443,381	887,055
	Corp. Actinver SAB de CV	179,820	157,322
#	Corp. Inmobiliaria Vesta SAB de CV	1,611,339	4,721,324
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	955,567	1,179,649
	Corp. Moctezuma SAB de CV	838,557	3,341,446
	Corporativo Fragua SAB de CV	3	158
	Cydsa SAB de CV	10,875	10,419
# * ††	Empresas ICA SAB de CV	3,768,186	0
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,624
	GCC SAB de CV	538,452	4,597,549
	Genomma Lab Internacional SAB de CV, Class B	1,417,858	1,457,355
	Gentera SAB de CV	2,901,196	3,421,141

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	$4,982,214
	Grupo Comercial Chedraui SA de CV	1,414,033	10,528,402
#	Grupo Herdez SAB de CV	1,410,534	4,110,998
*	Grupo Hotelero Santa Fe SAB de CV	595,875	127,932
	Grupo Industrial Saltillo SAB de CV	1,018,775	1,120,155
*	Grupo Pochteca SAB de CV	289,481	98,664
*	Grupo Posadas SAB de CV	89,670	131,345
#	Grupo Rotoplas SAB de CV	801,868	1,113,861
# *	Grupo Simec SAB de CV (SIMECB MM), Class B	945,472	9,388,241
	Grupo Televisa SAB (TLEVICPO MM)	170,704	75,498
* Ω	Grupo Traxion SAB de CV	356,102	435,404
*	Hoteles City Express SAB de CV	493,793	121,653
*	Industrias CH SAB de CV, Class B	1,683,487	16,906,254
	KUO SAB de CV, Class B	713,687	1,532,065
#	La Comer SAB de CV	2,959,826	5,528,525
	Megacable Holdings SAB de CV	1,613,127	3,773,285
*	Minera Frisco SAB de CV, Class A1	5,322,879	907,098
* Ω	Nemak SAB de CV	2,801,772	406,032
# *	Ollamani SAB	12,275	27,375
	Orbia Advance Corp. SAB de CV	660,296	852,349
	Organizacion Cultiba SAB de CV	989,210	548,204
	Organizacion Soriana SAB de CV, Class B	358,274	599,783
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	502,166	4,689,866
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	7,839	49,649
	Qualitas Controladora SAB de CV	400,941	3,701,027
	Regional SAB de CV	505,137	3,662,114
* ††	San Luis Rassini	3,300	0
* ††	Sanluis Corp. SA (SANLUISB MM)	4,642	0
* ††	Sanluis Corp. SA (SANLUISC MM)	4,642	0
*	Vista Energy SAB de CV (VIST US), ADR	2,874	129,502
*	Vitro SAB de CV, Class A	635,651	286,591
TOTAL MEXICO			109,788,632
PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	3,158,100	495,528
	A Soriano Corp.	2,931,411	691,799
* ††	ACR Mining Corp.	48,205	0
	Alliance Global Group, Inc.	4,599,400	707,308
	Alsons Consolidated Resources, Inc.	1,074,000	9,568
	Apex Mining Co., Inc.	5,852,000	427,145
*	AyalaLand Logistics Holdings Corp.	1,378,100	44,124
*	Belle Corp.	12,306,400	478,968
*	Bloomberry Resorts Corp.	8,335,800	1,181,527
	Century Pacific Food, Inc.	2,699,500	1,598,025
	China Banking Corp.	5,694,814	3,904,723
	COL Financial Group, Inc.	763,000	29,689
*	Converge Information & Communications Technology Solutions, Inc.	3,258,900	645,456
	Cosco Capital, Inc.	2,433,000	199,027
	D&L Industries, Inc.	6,538,700	666,003
*	DITO CME Holdings Corp.	737,100	25,115
	DMCI Holdings, Inc.	5,003,100	974,558
	DoubleDragon Corp.	537,590	96,406
	East West Banking Corp.	437,200	69,779
	Filinvest Development Corp.	1,816,122	170,359
	Filinvest Land, Inc.	53,722,577	616,357
	First Philippine Holdings Corp.	1,527,600	1,650,766
*	Global Ferronickel Holdings, Inc.	1,835,911	48,060
	GT Capital Holdings, Inc.	143,920	1,455,807

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Keepers Holdings, Inc.	378,000	$10,760
	LT Group, Inc.	3,026,800	510,923
	Manila Water Co., Inc.	6,254,800	2,906,202
	Megaworld Corp.	9,738,000	302,172
	Nickel Asia Corp.	9,526,100	546,946
	Petron Corp.	2,748,800	122,911
	Philcomsat Holdings Corp.	316,021	579,092
	Philex Mining Corp.	1,691,300	75,395
*	Philippine National Bank	767,726	314,776
* ††	Philippine National Construction Corp.	173,000	2,724
	Philippine Savings Bank	471,647	450,902
	Philippine Seven Corp.	10,510	22,375
	Philippine Stock Exchange, Inc.	49,642	152,274
* ††	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	66,404
	Puregold Price Club, Inc.	1,554,890	701,203
	RFM Corp.	7,485,068	486,797
	Rizal Commercial Banking Corp.	2,651,952	975,901
	Robinsons Land Corp.	5,862,351	1,486,569
	Robinsons Retail Holdings, Inc.	231,340	142,783
	Security Bank Corp.	584,760	644,709
	Semirara Mining & Power Corp.	703,400	403,256
	Shakey's Pizza Asia Ventures, Inc.	274,900	45,296
*	Shell Pilipinas Corp.	287,490	50,108
	Synergy Grid & Development Phils, Inc.	484,800	76,482
*	Top Frontier Investment Holdings, Inc.	2,580	3,273
	Union Bank of the Philippines	1,859,103	1,148,181
	Vista Land & Lifescapes, Inc.	10,708,200	271,232
	Vistamalls, Inc.	589,600	23,015
	Wilcon Depot, Inc.	2,776,300	832,528
TOTAL PHILIPPINES			29,541,286
POLAND — (1.3%)
# *	11 bit studios SA	4,464	720,483
	AB SA	2,202	55,031
*	Agora SA	78,455	207,494
	Alior Bank SA	94,822	2,272,833
#	Amica SA	8,831	145,970
*	AmRest Holdings SE	112,625	701,601
#	Apator SA	33,904	153,834
	Arctic Paper SA	20,701	113,462
	ASBISc Enterprises PLC	71,933	399,617
	Asseco Poland SA	72,782	1,542,629
	Auto Partner SA	41,046	225,216
*	Bank Millennium SA	608,266	1,394,500
*	Bank Ochrony Srodowiska SA	63,177	211,418
	Benefit Systems SA	2,854	1,909,780
	Boryszew SA	143,028	198,469
	Budimex SA	22,994	3,700,449
*	CCC SA	78,369	2,491,732
	Celon Pharma SA	12,556	86,599
# *	CI Games SA	286,147	115,441
# *	Cognor Holding SA	232,722	459,101
	ComArch SA	7,770	627,938
	Cyber Folks SA	381	12,487
*	Cyfrowy Polsat SA	3,864	12,641
#	Develia SA	1,491,512	2,144,352
	Dom Development SA	15,579	663,338
	Echo Investment SA	22,550	23,683

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Enea SA	559,136	$1,555,191
#	Eurocash SA	175,280	517,683
*	Fabryki Mebli Forte SA	48,823	246,043
#	Globe Trade Centre SA	447,613	554,056
*	Grenevia SA	383,219	215,861
*	Grupa Azoty SA	97,922	445,918
#	Grupa Kety SA	52,444	10,878,911
	Grupa Pracuj SA	664	9,777
	Inter Cars SA	33,276	4,144,545
# *	Jastrzebska Spolka Weglowa SA	94,546	636,557
	KRUK SA	61,312	6,862,093
*	Lubawa SA	30,768	30,158
	Lubelski Wegiel Bogdanka SA	7,953	50,771
	Mirbud SA	82,029	288,862
	Mo-BRUK SA	2,418	175,711
	Neuca SA	2,358	484,176
	Newag SA	522	4,285
*	PKP Cargo SA	19,651	107,075
	PlayWay SA	2,668	193,609
*	Polimex-Mostostal SA	121,962	96,199
	Stalexport Autostrady SA	217,280	148,826
	Synektik SA	3,997	143,331
*	Tauron Polska Energia SA	2,405,636	2,305,132
*	TEN Square Games SA	5,135	111,328
	Text SA	24,327	541,920
	Torpol SA	24,822	219,384
	VRG SA	873,743	780,069
	Warsaw Stock Exchange	44,450	475,981
	Wawel SA	365	58,058
	Wirtualna Polska Holding SA	8,819	204,848
Ω	XTB SA	81,174	1,293,795
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	8,140
*	Zespol Elektrowni Patnow Adamow Konin SA	40,367	185,463
TOTAL POLAND			54,563,854
QATAR — (0.7%)
*	Aamal Co.	5,599,574	1,222,160
	Al Khaleej Takaful Group QSC	460,590	304,983
	Al Meera Consumer Goods Co. QSC	232,893	936,451
	Baladna	1,320,776	515,152
	Barwa Real Estate Co.	4,706,871	3,591,999
	Doha Bank QPSC	3,946,608	1,605,952
	Doha Insurance Co. QSC	178,039	119,424
*	Estithmar Holding QPSC	2,742,883	1,415,702
	Gulf International Services QSC	2,627,664	2,492,770
	Gulf Warehousing Co.	644,513	577,877
*	Lesha Bank LLC	3,250,016	1,159,381
	Mannai Corp. QSC	319,719	338,812
	Mazaya Real Estate Development QPSC	1,035,310	173,191
	Medicare Group	320,646	363,530
	Qatar Aluminum Manufacturing Co.	5,632,802	2,011,334
	Qatar Insurance Co. SAQ	3,614,391	2,086,823
	Qatar International Islamic Bank QSC	194,250	556,456
	Qatar Islamic Insurance Group	21,480	48,664
	Qatar National Cement Co. QSC	666,601	677,958
	Qatar Navigation QSC	1,499,538	4,881,636
	Salam International Investment Ltd. QSC	2,225,787	415,585
	United Development Co. QSC	4,050,423	1,224,365
	Vodafone Qatar QSC	5,136,998	2,383,700

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
*	Widam Food Co.	45,980	$40,545
	Zad Holding Co.	13,514	50,831
TOTAL QATAR			29,195,281
RUSSIA — (0.0%)
* ††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
* ††	PhosAgro PJSC	779	0
* ††	RusHydro PJSC (RSHYY US), ADR	952,144	0
* ††	VTB Bank PJSC (VTBR LI), GDR	27,705	0
SAUDI ARABIA — (4.2%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	481,250	324,746
	Abdullah Al Othaim Markets Co.	1,244,508	3,883,215
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	16,266	124,155
*	Advanced Petrochemical Co.	124,858	1,330,513
	Al Babtain Power & Telecommunication Co.	120,559	1,172,719
*	Al Gassim Investment Holding Co.	34,891	162,756
	Al Hammadi Holding	252,667	3,160,358
*	Al Hassan Ghazi Ibrahim Shaker Co.	107,634	806,683
	Al Jouf Agricultural Development Co.	44,544	760,661
*	Al Jouf Cement Co.	167,328	501,631
*	Al Khaleej Training & Education Co.	58,172	447,409
	Al Moammar Information Systems Co.	21,072	1,028,413
*	Al Rajhi Co. for Co-operative Insurance	27,473	1,598,762
*	Al Yamamah Steel Industries Co.	76,456	703,809
*	AlAbdullatif Industrial Investment Co.	108,640	480,818
	Alamar Foods	7,285	148,755
	Alandalus Property Co.	194,116	1,249,544
	Alaseel Co.	479,940	575,800
*	Al-Baha Development & Investment Co.	5,708,600	182,913
	Aldrees Petroleum & Transport Services Co.	162,450	4,884,842
	Al-Etihad Cooperative Insurance Co.	76,391	362,884
*	AlJazira Takaful Ta'awuni Co.	104,041	528,560
*	AlKhorayef Water & Power Technologies Co.	45,973	2,215,994
*	Allianz Saudi Fransi Cooperative Insurance Co.	107,037	499,238
	Almunajem Foods Co.	48,392	1,282,783
*	Alujain Corp.	82,243	917,834
*	Amana Cooperative Insurance Co.	47,955	150,644
*	Amlak International Finance Co.	37,037	109,317
*	Anaam International Holding Group Co.	817,444	239,388
*	Arabia Insurance Cooperative Co.	94,706	391,689
	Arabian Cement Co.	176,796	1,273,191
Ω	Arabian Centres Co.	354,997	1,891,162
	Arabian Contracting Services Co.	43,611	2,629,197
*	Arabian Pipes Co.	25,024	948,469
*	Arabian Shield Cooperative Insurance Co.	86,559	479,515
	Arriyadh Development Co.	275,498	1,753,172
	Astra Industrial Group	134,321	5,718,564
	Ataa Educational Co.	36,431	667,181
	Baazeem Trading Co.	7,202	119,420
*	Bank Al-Jazira	775,825	3,556,193
	Basic Chemical Industries Ltd.	38,292	315,867
	Bawan Co.	90,760	1,131,474
	BinDawood Holding Co.	510,295	986,590
*	Buruj Cooperative Insurance Co.	47,447	256,572
	Catrion Catering Holding Co.	134,687	4,165,291
*	Chubb Arabia Cooperative Insurance Co.	40,251	331,637
	City Cement Co.	215,742	1,036,876

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Dallah Healthcare Co.	76,979	$3,395,143
*	Dar Al Arkan Real Estate Development Co.	1,682,130	6,073,455
	East Pipes Integrated Co. for Industry	23,331	980,261
	Eastern Province Cement Co.	116,026	1,004,047
	Electrical Industries Co.	1,772,460	3,217,904
*	Emaar Economic City	1,175,232	2,255,598
*	Fitaihi Holding Group	420,136	426,888
*	Gulf General Cooperative Insurance Co.	48,126	176,481
	Gulf Insurance Group	65,479	557,663
*	Gulf Union Cooperative Insurance Co.	61,206	313,707
*	Herfy Food Services Co.	32,619	231,249
*	Jazan Development & Investment Co.	90,932	360,845
	L'Azurde Co. for Jewelry	83,263	333,275
	Leejam Sports Co. JSC	78,537	4,184,237
*	Liva Insurance Co.	59,423	299,612
*	Malath Cooperative Insurance Co.	84,556	415,160
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	154,548	1,134,279
*	Methanol Chemicals Co.	115,818	466,098
*	Middle East Healthcare Co.	117,786	2,481,853
	Middle East Paper Co.	122,352	1,307,808
*	Middle East Specialized Cables Co.	50,327	488,377
	Mobile Telecommunications Co. Saudi Arabia	1,376,640	3,994,440
*	Najran Cement Co.	243,621	563,671
*	Nama Chemicals Co.	39,377	286,378
*	Naseej International Trading Co.	9,376	189,406
*	National Agriculture Development Co.	494,808	3,799,378
	National Co. for Glass Industries	63,808	800,128
	National Co. for Learning & Education	41,585	2,048,920
	National Gas & Industrialization Co.	114,038	3,236,875
*	National Gypsum	47,161	315,447
*	National Industrialization Co., Class C	1,013,786	3,007,533
	National Medical Care Co.	80,526	4,438,478
*	National Metal Manufacturing & Casting Co.	19,775	85,149
	Nayifat Finance Co.	129,549	457,747
	Northern Region Cement Co.	279,916	669,241
	Qassim Cement Co.	88,247	1,267,845
*	Rabigh Refining & Petrochemical Co.	256,953	483,520
*	Raydan Food Co.	24,476	179,107
	Retal Urban Development Co.	224,694	736,784
*	Salama Cooperative Insurance Co.	10,260	74,928
*	Saudi Arabian Cooperative Insurance Co.	12,240	54,846
	Saudi Automotive Services Co.	136,941	2,314,872
	Saudi Cement Co.	231,880	2,637,597
*	Saudi Ceramic Co.	147,806	1,116,790
	Saudi Chemical Co. Holding	1,535,816	4,624,934
*	Saudi Ground Services Co.	40,797	556,754
*	Saudi Industrial Development Co.	12,608	29,740
	Saudi Industrial Investment Group	12,254	66,717
	Saudi Investment Bank	472,973	1,611,089
*	Saudi Kayan Petrochemical Co.	643,283	1,398,767
*	Saudi Marketing Co.	67,912	433,693
	Saudi Paper Manufacturing Co.	71,527	1,431,935
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	112,820	866,507
*	Saudi Printing & Packaging Co., Class C	78,855	282,381
*	Saudi Public Transport Co.	248,132	1,221,911
*	Saudi Real Estate Co.	493,378	2,951,649
*	Saudi Reinsurance Co.	173,403	1,412,929
*	Saudi Research & Media Group	43,839	3,050,265
*	Saudi Vitrified Clay Pipe Co. Ltd.	18,151	230,652

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudia Dairy & Foodstuff Co.	49,883	$4,566,261
*	Scientific & Medical Equipment House Co.	24,263	363,550
*	Seera Group Holding	535,616	3,541,451
	SHL Finance Co.	48,474	204,279
*	Sinad Holding Co.	185,868	664,658
	Southern Province Cement Co.	158,320	1,513,658
	Sustained Infrastructure Holding Co.	127,131	1,183,242
*	Tabuk Agriculture	51,454	244,163
	Tabuk Cement Co.	137,498	449,604
*	Takween Advanced Industries Co.	50,723	156,853
	Tanmiah Food Co.	13,284	495,837
	Theeb Rent A Car Co.	65,697	1,148,775
*	Umm Al-Qura Cement Co.	72,685	321,403
	United Electronics Co.	134,725	3,299,599
	United International Transportation Co.	124,963	2,979,098
	United Wire Factories Co.	42,559	322,525
*	Walaa Cooperative Insurance Co.	124,183	893,284
*	Wataniya Insurance Co.	49,099	412,405
	Yamama Cement Co.	375,757	3,328,037
	Yanbu Cement Co.	238,700	1,650,442
	Zahrat Al Waha For Trading Co., Class C	29,213	323,518
*	Zamil Industrial Investment Co.	118,960	718,100
TOTAL SAUDI ARABIA			169,300,889
SINGAPORE — (0.0%)
* ††	Tech-Pro, Inc.	43,862,000	0
SOUTH AFRICA — (3.0%)
	Adcock Ingram Holdings Ltd.	173,494	549,340
	Advtech Ltd.	2,578,964	4,298,047
	AECI Ltd.	282,814	1,644,438
	African Rainbow Minerals Ltd.	296,695	3,522,300
	Afrimat Ltd.	233,924	881,221
	Alexander Forbes Group Holdings Ltd.	1,437,620	525,875
	Altron Ltd., Class A	631,230	597,282
*	Astral Foods Ltd.	102,031	966,000
	AVI Ltd.	939,094	5,043,048
	Barloworld Ltd.	425,747	2,173,506
*	Blue Label Telecoms Ltd.	888,424	210,729
	Cashbuild Ltd.	50,175	466,153
	Caxton & CTP Publishers & Printers Ltd.	204,598	117,279
	City Lodge Hotels Ltd.	681,015	162,828
	Coronation Fund Managers Ltd.	562,518	1,155,517
	Curro Holdings Ltd.	343,287	228,508
	DataTec Ltd.	1,646,777	3,230,990
Ω	Dis-Chem Pharmacies Ltd.	1,065,344	2,094,816
	DRDGOLD Ltd. (DRD SJ)	1,386,609	1,415,559
	Famous Brands Ltd.	153,608	454,968
#	Foschini Group Ltd.	874,311	6,459,652
	Grindrod Ltd.	1,566,967	1,338,880
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	1,561,263	15,175,476
	Hudaco Industries Ltd.	88,913	887,984
	Italtile Ltd.	819,407	539,260
	JSE Ltd.	232,819	1,360,724
*	KAP Ltd.	4,870,359	814,772
*	Lesaka Technologies, Inc.	776	3,919
	Lewis Group Ltd.	192,088	601,633
	Life Healthcare Group Holdings Ltd.	3,645,280	2,670,483
	Merafe Resources Ltd.	3,205,125	255,241

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Metair Investments Ltd.	358,299	$277,133
	Momentum Group Limited	3,091,163	4,548,219
	Motus Holdings Ltd.	384,063	2,178,410
	Mpact Ltd.	413,836	672,370
	Mr. Price Group Ltd.	653,576	7,772,476
*	MultiChoice Group	454,852	2,729,556
	Netcare Ltd.	1,909,674	1,366,062
	Ninety One Ltd.	572,479	1,247,717
	Northam Platinum Holdings Ltd.	351,396	2,759,695
	Oceana Group Ltd.	244,580	936,489
	Old Mutual Ltd. (OMU SJ)	2,047,401	1,383,652
	Omnia Holdings Ltd.	437,540	1,579,763
*	Pick n Pay Stores Ltd.	655,835	836,828
	PPC Ltd.	2,601,061	545,201
	PSG Financial Services Ltd.	2,017,236	1,869,444
*	Rainbow Chicken	535,302	110,808
	Raubex Group Ltd.	488,630	1,231,031
*	RCL Foods Ltd.	535,302	287,096
	Reunert Ltd.	445,875	1,758,784
	RFG Holdings Ltd.	263,179	220,525
	Santam Ltd.	131,354	2,326,999
	Sappi Ltd.	1,508,335	4,394,489
	Southern Sun Ltd.	92,144	31,195
*	SPAR Group Ltd.	495,330	3,415,995
	Spur Corp. Ltd.	202,429	379,108
	Sun International Ltd.	802,125	1,695,057
	Super Group Ltd.	907,674	1,517,092
*	Telkom SA SOC Ltd.	709,464	920,718
	Thungela Resources Ltd. (TGA SJ)	242,641	1,609,602
#	Tiger Brands Ltd.	420,819	5,158,082
# *	Transaction Capital Ltd.	1,423,791	221,713
*	Trencor Ltd.	903,601	370,098
	Truworths International Ltd.	971,043	4,830,270
	Tsogo Sun Ltd.	896,177	553,058
*	We Buy Cars Pty. Ltd.	465,266	680,915
	Wilson Bayly Holmes-Ovcon Ltd.	184,183	1,816,594
	Zeda Ltd.	395,300	271,787
TOTAL SOUTH AFRICA			124,350,459
SOUTH KOREA — (9.7%)
*	3S Korea Co. Ltd.	154,715	260,131
	ABco Electronics Co. Ltd.	34,238	197,275
	Able C&C Co. Ltd.	8,286	52,296
	ABOV Semiconductor Co. Ltd.	31,481	332,844
*	Abpro Bio Co. Ltd.	318,521	108,182
*	ADTechnology Co. Ltd.	32,888	531,508
	Advanced Nano Products Co. Ltd.	11,075	760,283
	Advanced Process Systems Corp.	34,806	527,606
	Aekyung Chemical Co. Ltd.	35,661	292,819
	Aekyung Industrial Co. Ltd.	21,735	315,175
*	Agabang&Company	67,415	208,767
#	Ahnlab, Inc.	20,292	855,653
*	Air Busan Co. Ltd.	111,245	198,173
	Ajin Industrial Co. Ltd.	49,110	112,014
	AK Holdings, Inc.	1,713	16,934
*	ALUKO Co. Ltd.	165,011	322,986
# *	Amicogen, Inc.	119,591	429,451
*	Aminologics Co. Ltd.	84,730	85,370
*	Amo Greentech Co. Ltd.	16,729	107,802

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Amotech Co. Ltd.	32,946	$137,650
*	Anam Electronics Co. Ltd.	186,008	200,971
*	Ananti, Inc.	123,513	505,868
*	Anapass, Inc.	27,288	481,465
*	Anterogen Co. Ltd.	5,140	57,318
*	Apact Co. Ltd.	23,343	86,545
	APRO Co. Ltd.	1,846	11,657
*	Aprogen, Inc.	85,676	100,010
*	APS, Inc.	44,932	216,979
*	AptaBio Therapeutics, Inc.	6,987	57,764
* ††	Arion Technology, Inc.	1,721	0
	Asia Cement Co. Ltd.	54,970	463,069
	ASIA Holdings Co. Ltd.	3,528	658,886
	Asia Pacific Satellite, Inc.	19,738	187,890
	Asia Paper Manufacturing Co. Ltd.	81,215	498,078
*	Asiana Airlines, Inc.	82,372	599,754
	Atec Co. Ltd.	5,000	55,294
	Atinum Investment Co. Ltd.	117,276	219,852
	Avaco Co. Ltd.	31,776	333,809
	Avatec Co. Ltd.	7,666	63,961
	Baiksan Co. Ltd.	44,605	438,851
*	Beno Tnr, Inc.	39,358	95,699
	BGF Co. Ltd.	34,926	92,422
	BGF retail Co. Ltd.	7,557	570,790
	BGFecomaterials Co. Ltd.	61,247	181,225
#	BH Co. Ltd.	80,510	1,278,727
*	BHI Co. Ltd.	39,293	259,364
# *	Binex Co. Ltd.	83,552	1,247,005
	Binggrae Co. Ltd.	14,995	978,063
	Bio Plus Co. Ltd.	92,313	399,708
*	Biodyne Co. Ltd.	41,035	466,108
*	Bioneer Corp.	62,522	1,442,981
*	BioSmart Co. Ltd.	18,438	56,126
*	Biosolution Co. Ltd.	3,922	41,141
	BIT Computer Co. Ltd.	29,596	120,793
*	BNC Korea Co. Ltd.	162,737	776,416
#	Boditech Med, Inc.	44,167	564,292
	BoKwang Industry Co. Ltd.	47,681	175,332
	Bookook Securities Co. Ltd.	10,528	203,805
	Boryung	107,363	818,049
*	Bosung Power Technology Co. Ltd.	135,252	322,403
	Brand X Co. Ltd.	16,577	95,566
* ††	Bucket Studio Co. Ltd.	55,178	8,657
*	Bukwang Pharmaceutical Co. Ltd.	55,716	216,374
*	BusinessOn Communication Co. Ltd.	10,881	108,529
	BYC Co. Ltd.	10,070	245,128
	Byucksan Corp.	131,559	208,539
*	C&C International Corp.	5,121	427,312
*	Cafe24 Corp.	42,602	1,024,008
*	CammSys Corp.	38,652	34,472
	Cape Industries Ltd.	20,889	92,423
#	Caregen Co. Ltd.	40,214	665,146
*	Chabiotech Co. Ltd.	58,866	698,605
	Chemtronics Co. Ltd.	39,956	712,749
*	Chemtros Co. Ltd.	14,027	57,163
	Cheryong Electric Co. Ltd.	38,769	2,081,906
	Cheryong Industrial Co. Ltd.	15,751	87,153
*	Chips&Media, Inc.	37,182	483,518
*	Choil Aluminum Co. Ltd.	226,703	291,341

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Chokwang Leather Co. Ltd.	607	$22,694
	Chong Kun Dang Pharmaceutical Corp.	21,142	1,722,018
	Chongkundang Holdings Corp.	11,961	462,043
* ††	Chorokbaem Media Co. Ltd.	49,739	36,597
*	Chunbo Co. Ltd.	8,269	375,728
*	CJ Bioscience, Inc.	259	2,363
*	CJ CGV Co. Ltd.	196,936	821,701
*	CJ ENM Co. Ltd.	31,776	1,773,074
	CJ Freshway Corp.	7,074	98,960
*	CJ Seafood Corp.	22,943	68,443
*	CKD Bio Corp.	10,942	205,960
	CLIO Cosmetics Co. Ltd.	13,245	334,460
*	CMG Pharmaceutical Co. Ltd.	211,317	358,057
*	CoAsia Corp.	34,582	215,714
*	Com2uS Holdings Corp.	3,880	74,433
	Com2uSCorp	16,330	452,001
*	ContentreeJoongAng Corp.	17,983	119,747
*	Corentec Co. Ltd.	9,254	51,346
	Cosmax, Inc.	24,025	2,718,109
*	Cosmecca Korea Co. Ltd.	16,670	969,963
*	Cosmochemical Co. Ltd.	71,218	1,120,239
	COWELL FASHION Co. Ltd.	49,398	93,344
	Cowintech Co. Ltd.	9,925	121,780
	CR Holdings Co. Ltd.	73,982	322,419
# *	Creative & Innovative System	162,892	1,126,973
*	CreoSG Co. Ltd.	19,222	11,205
	Creverse, Inc.	5,934	71,339
*	CrystalGenomics Invites Co. Ltd.	59,384	107,407
*	CS Bearing Co. Ltd.	10,707	43,896
# *	CTC BIO, Inc.	58,083	312,143
*	Cube Entertainment, Inc.	7,668	76,527
	Cuckoo Holdings Co. Ltd.	26,747	430,214
	Cuckoo Homesys Co. Ltd.	20,620	334,392
*	Curexo, Inc.	67,085	486,863
	Cymechs, Inc.	19,555	224,017
*	D&C Media Co. Ltd.	6,861	117,567
	D.I Corp.	73,014	977,396
*	DA Technology Co. Ltd.	133,285	19,653
	Dae Hwa Pharmaceutical Co. Ltd.	24,758	186,410
	Dae Won Kang Up Co. Ltd.	125,990	468,790
* ††	Dae Yu Co. Ltd.	4,904	1,535
*	Daea TI Co. Ltd.	195,936	445,703
*	Daebo Magnetic Co. Ltd.	797	11,562
*	Daechang Co. Ltd.	131,727	125,971
	Daechang Forging Co. Ltd.	20,949	82,255
	Daedong Corp.	53,430	395,221
	Daeduck Co. Ltd.	11,226	52,494
	Daeduck Electronics Co. Ltd.	110,072	1,787,693
	Daehan Flour Mill Co. Ltd.	3,196	327,212
	Daehan New Pharm Co. Ltd.	25,586	180,496
	Daehan Steel Co. Ltd.	34,780	296,715
*	Dae-Il Corp.	74,654	248,839
*	Daejoo Electronic Materials Co. Ltd.	32,168	2,777,579
#	Daesang Corp.	73,468	1,306,260
	Daesang Holdings Co. Ltd.	46,079	314,008
	Daesung Energy Co. Ltd.	28,072	206,184
*	Daesung Industrial Co. Ltd.	72,040	193,626
*	Daesung Private Equity, Inc.	10,556	13,248
*	Daewon Cable Co. Ltd.	132,288	306,132

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daewon Media Co. Ltd.	24,509	$158,726
	Daewon Pharmaceutical Co. Ltd.	54,458	629,519
	Daewon San Up Co. Ltd.	13,387	60,806
*	Daewoo Engineering & Construction Co. Ltd.	437,441	1,331,979
	Daewoong Co. Ltd.	43,862	691,395
	Daewoong Pharmaceutical Co. Ltd.	13,972	1,271,407
*	Dahaam E-Tec Co. Ltd.	2,100	0
	Daihan Pharmaceutical Co. Ltd.	18,865	386,831
	Daishin Securities Co. Ltd.	112,901	1,386,648
# *	Danal Co. Ltd.	174,569	497,984
	Daol Investment & Securities Co. Ltd.	128,420	297,134
	Daou Data Corp.	46,710	399,309
	Daou Technology, Inc.	91,181	1,236,404
*	Dasan Networks, Inc.	54,226	148,094
# *	Dawonsys Co. Ltd.	102,426	820,116
	DB Financial Investment Co. Ltd.	88,961	287,130
	DB HiTek Co. Ltd.	9,115	363,004
*	DB, Inc.	157,263	134,185
# *	Dear U Co. Ltd.	14,491	259,618
*	Dentis Co. Ltd.	26,691	164,942
	Dentium Co. Ltd.	22,411	1,533,915
	Deutsch Motors, Inc.	62,031	214,010
*	Dexter Studios Co. Ltd.	20,489	88,535
	DGB Financial Group, Inc.	566,199	3,366,494
	DI Dong Il Corp.	52,667	1,130,312
	Digital Daesung Co. Ltd.	50,789	254,237
*	DIO Corp.	30,199	425,564
	DIT Corp.	17,810	249,905
*	DK Tech Co. Ltd.	11,376	95,539
	DL E&C Co. Ltd.	66,192	1,702,538
	DL Holdings Co. Ltd.	32,717	1,345,717
* ††	DMOA Co. Ltd.	13,817	70,766
	DMS Co. Ltd.	57,720	238,571
	DN Automotive Corp.	6,439	428,753
	DNF Co. Ltd.	26,963	302,654
	Dohwa Engineering Co. Ltd.	38,151	216,987
	Dong Ah Tire & Rubber Co. Ltd.	15,897	155,104
	Dong-A Socio Holdings Co. Ltd.	9,972	807,752
	Dong-A ST Co. Ltd.	12,085	628,408
	Dongbang Transport Logistics Co. Ltd.	55,986	132,041
	Dongjin Semichem Co. Ltd.	4,753	126,360
	Dongkoo Bio & Pharma Co. Ltd.	25,733	138,230
#	DongKook Pharmaceutical Co. Ltd.	83,756	1,077,763
	Dongkuk Holdings Co. Ltd.	40,445	244,738
	Dongkuk Industries Co. Ltd.	106,036	443,066
	Dongkuk Steel Mill Co. Ltd.	108,638	714,526
*	Dongkuk Structures & Construction Co. Ltd.	93,874	185,748
	Dongsuh Cos., Inc.	19,287	262,340
	Dongsung Chemical Co. Ltd.	86,675	271,542
	Dongsung Finetec Co. Ltd.	60,256	595,990
*	Dongsung Pharmaceutical Co. Ltd.	15,872	56,148
# *	Dongwha Enterprise Co. Ltd.	44,884	447,374
	Dongwha Pharm Co. Ltd.	71,325	432,713
	Dongwon Development Co. Ltd.	79,051	156,187
	Dongwon F&B Co. Ltd.	22,886	692,724
#	Dongwon Systems Corp.	18,239	576,483
	Dongwoon Anatech Co. Ltd.	46,143	648,167
	Dongyang E&P, Inc.	18,219	248,616
*	Dongyang Steel Pipe Co. Ltd.	182,262	133,546

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Doosan Fuel Cell Co. Ltd.	121,308	$1,785,678
	Doosan Tesna, Inc.	22,294	652,823
	DoubleUGames Co. Ltd.	39,354	1,333,768
	Douzone Bizon Co. Ltd.	35,859	1,606,088
*	Dream Security Co. Ltd.	62,038	126,493
	Dreamtech Co. Ltd.	100,463	664,124
*	DRTECH Corp.	183,856	526,788
*	DSK Co. Ltd.	6,892	31,299
	Duck Yang Industry Co. Ltd.	12,012	33,765
*	Duk San Neolux Co. Ltd.	38,011	956,786
*	Duksan Hi-Metal Co. Ltd.	17,426	76,766
*	Duksan Techopia Co. Ltd.	4,254	125,468
	Duksung Co. Ltd.	17,137	91,400
	DY Corp.	52,995	200,054
	DY POWER Corp.	19,325	195,334
*	Dynamic Design Co. Ltd.	8,954	38,321
	DYPNF Co. Ltd.	3,464	33,860
* ††	E Investment&Development Co. Ltd.	74,253	14,077
	E1 Corp.	6,480	358,018
	Easy Bio, Inc.	87,948	286,118
#	Easy Holdings Co. Ltd.	107,856	225,785
*	Echo Marketing, Inc.	24,736	195,602
*	Eco&Dream Co. Ltd.	3,028	92,595
	Ecoplastic Corp.	46,906	123,930
	Ecopro HN Co. Ltd.	33,131	1,262,411
*	Edge Foundry Co. Ltd.	58,116	93,065
* ††	Ehwa Technologies Information Co. Ltd.	455,538	55,919
	Elensys Co. Ltd.	17,204	66,892
	Elentec Co. Ltd.	47,311	266,346
	E-MART, Inc.	52,004	2,292,681
*	EMKOREA Co. Ltd.	69,162	115,478
*	EMRO, Inc.	13,656	513,224
#	EM-Tech Co. Ltd.	42,707	933,663
#	ENF Technology Co. Ltd.	33,305	660,890
*	Enplus Co. Ltd.	145,975	212,862
*	Envioneer Co. Ltd.	732	8,632
*	Enzychem Lifesciences Corp.	80,969	96,749
	Eo Technics Co. Ltd.	774	100,157
*	ESTsoft Corp.	12,128	132,815
* ††	E-TRON Co. Ltd.	1,594,702	43,437
*	Eubiologics Co. Ltd.	76,572	629,899
#	Eugene Corp.	140,289	369,999
	Eugene Investment & Securities Co. Ltd.	196,429	674,512
#	Eugene Technology Co. Ltd.	48,507	1,631,280
	Eusu Holdings Co. Ltd.	40,532	159,629
*	EV Advanced Material Co. Ltd.	39,471	60,584
*	Everybot, Inc.	10,379	147,278
*	E-World	57,302	80,026
*	Exem Co. Ltd.	168,497	251,428
	Exicon Co. Ltd.	13,693	184,319
	F&F Holdings Co. Ltd.	1,979	20,630
	FarmStory Co. Ltd.	195,611	211,990
*	Fine M-Tec Co. Ltd.	62,503	360,804
#	Fine Semitech Corp.	39,942	873,844
*	Firstec Co. Ltd.	96,567	219,503
*	Flask Co. Ltd.	70,072	30,131
*	Foosung Co. Ltd.	163,495	755,349
	Fursys, Inc.	10,910	348,578
	Gabia, Inc.	41,698	428,698

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	GAEASOFT	28,220	$194,576
	Galaxia Moneytree Co. Ltd.	61,913	372,897
*	GAMSUNG Corp. Co. Ltd.	182,717	462,633
*	Gaon Cable Co. Ltd.	8,382	256,238
	GC Cell Corp.	24,068	553,398
*	GeneOne Life Science, Inc.	126,392	290,415
*	Genexine, Inc.	66,805	344,505
*	Genie Music Corp.	18,369	35,746
	Geumhwa PSC Co. Ltd.	5,152	95,585
	Global Standard Technology Co. Ltd.	33,848	423,073
*	Global Tax Free Co. Ltd.	60,979	182,222
*	GnBS eco Co. Ltd.	25,892	76,195
	GnCenergy Co. Ltd.	10,895	48,507
	GOLFZON Co. Ltd.	13,009	698,377
	Golfzon Newdin Holdings Co. Ltd.	60,056	161,392
# * ††	Good People Co. Ltd.	112,659	112,188
	Gradiant Corp.	20,523	187,332
#	Grand Korea Leisure Co. Ltd.	87,781	771,396
	Green Chemical Co. Ltd.	9,027	45,924
#	Green Cross Corp.	15,863	1,549,714
#	Green Cross Holdings Corp.	60,298	670,561
	Green Cross Wellbeing Corp.	5,688	34,464
*	Green Pine Tree Co. Ltd.	4,742	1,722
*	Green Plus Co. Ltd.	4,861	38,274
*	GS Engineering & Construction Corp.	202,780	2,938,756
	GS Global Corp.	133,558	332,770
	Gwangju Shinsegae Co. Ltd.	9,662	205,707
	HAESUNG DS Co. Ltd.	34,794	925,761
	Haesung Industrial Co. Ltd.	14,187	78,748
	Han Kuk Carbon Co. Ltd.	101,139	908,079
#	Hana Materials, Inc.	21,077	777,422
	Hana Micron, Inc.	114,977	1,637,223
	Hana Pharm Co. Ltd.	2,755	25,045
*	Hana Technology Co. Ltd.	7,915	182,761
	Hana Tour Service, Inc.	28,813	1,068,125
*	Hanall Biopharma Co. Ltd.	64,871	1,681,745
	Hancom, Inc.	48,360	666,670
	Handok, Inc.	15,167	174,215
	Handsome Co. Ltd.	35,666	453,784
	Hanil Cement Co. Ltd.	38,963	413,513
	Hanil Feed Co. Ltd.	42,775	141,872
	Hanil Holdings Co. Ltd.	42,979	429,124
	Hanjin Transportation Co. Ltd.	22,702	319,967
*	Hankook Cosmetics Co. Ltd.	6,331	38,702
	Hankook Cosmetics Manufacturing Co. Ltd.	2,577	120,747
	Hankook Shell Oil Co. Ltd.	2,067	514,936
	HanmiGlobal Co. Ltd.	23,691	307,275
	Hannong Chemicals, Inc.	22,149	214,924
*	Hans Biomed Corp.	6,937	56,896
#	Hansae Co. Ltd.	43,336	622,444
	Hansae Yes24 Holdings Co. Ltd.	9,629	31,734
	Hanshin Machinery Co.	91,455	274,952
	Hansol Holdings Co. Ltd.	58,925	114,123
*	Hansol IONES Co. Ltd.	66,503	546,779
	Hansol Paper Co. Ltd.	29,247	218,692
	Hansol Technics Co. Ltd.	64,399	238,822
	Hanssem Co. Ltd.	6,935	322,303
*	Hanwha Engine	128,636	1,348,039
# *	Hanwha Galleria Corp.	277,929	244,418

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha General Insurance Co. Ltd.	181,867	$748,029
*	Hanwha Investment & Securities Co. Ltd.	386,884	1,063,923
*	Hanyang Digitech Co. Ltd.	12,064	163,613
	Hanyang Eng Co. Ltd.	32,984	444,942
	Hanyang Securities Co. Ltd.	27,737	308,157
	Harim Co. Ltd.	152,048	334,890
	Harim Holdings Co. Ltd.	94,759	406,439
	HB SOLUTION Co. Ltd.	110,496	434,105
	HB Technology Co. Ltd.	174,261	431,675
	HD Hyundai Construction Equipment Co. Ltd.	36,580	1,588,028
*	HD Hyundai Energy Solutions Co. Ltd.	10,284	180,178
	HD Hyundai Infracore Co. Ltd.	372,759	2,171,499
	HDC Holdings Co. Ltd.	52,157	378,822
	HDC Hyundai Development Co-Engineering & Construction, Class E	108,837	1,825,752
	HDC Hyundai Engineering Plastics Co. Ltd.	10,107	32,239
	Hecto Financial Co. Ltd.	2,937	40,521
	Hecto Innovation Co. Ltd.	24,674	235,191
*	Helixmith Co. Ltd.	81,746	246,003
*	Heung-A Shipping Co. Ltd.	37,138	64,716
	Heunggu Oil Co. Ltd.	9,995	123,109
	HFR, Inc.	11,452	96,381
	High Tech Pharm Co. Ltd.	6,898	94,348
*	Hironic Co. Ltd.	7,134	43,259
	Hite Jinro Co. Ltd.	95,659	1,451,543
*	HJ Shipbuilding & Construction Co. Ltd.	63,356	154,353
	HK inno N Corp.	27,866	805,114
	HL Holdings Corp.	13,479	327,514
	HL Mando Co. Ltd.	64,561	1,841,687
*	HLB Biostep Co. Ltd.	134,697	248,050
*	HLB Life Science Co. Ltd.	56,850	440,355
*	HLB Therapeutics Co. Ltd.	188,692	1,182,023
	Home Center Holdings Co. Ltd.	176,854	138,158
*	Homecast Co. Ltd.	29,186	65,000
# *	HS Hyosung Corp.	4,159	192,732
	HS Industries Co. Ltd.	89,994	260,815
*	Humasis Co. Ltd.	122,730	158,789
*	Humedix Co. Ltd.	19,277	487,445
	Huons Co. Ltd.	26,666	634,184
	Huons Global Co. Ltd.	19,370	352,018
	Husteel Co. Ltd.	61,559	198,699
	Huvitz Co. Ltd.	27,773	217,037
	Hwa Shin Co. Ltd.	51,695	407,013
	Hwaseung Enterprise Co. Ltd.	9,696	56,820
*	Hydro Lithium, Inc.	88,778	229,128
	Hy-Lok Corp.	25,144	512,750
	Hyosung Advanced Materials Corp., Class C	4,921	1,124,985
*	Hyosung Chemical Corp.	1,914	72,629
	Hyosung Corp.	18,691	625,949
	Hyosung Heavy Industries Corp.	2,536	575,644
	Hyosung TNC Corp.	7,382	1,627,377
	Hyundai Bioland Co. Ltd.	45,093	169,517
*	Hyundai BNG Steel Co. Ltd.	31,868	362,394
	Hyundai Corp.	21,340	332,022
	Hyundai Department Store Co. Ltd.	39,051	1,341,676
#	Hyundai Elevator Co. Ltd.	47,151	1,471,392
	Hyundai Ezwel Co. Ltd.	53,439	217,777
	Hyundai Futurenet Co. Ltd.	85,643	237,706
	Hyundai GF Holdings	81,582	259,660
	Hyundai Green Food	29,413	269,792

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Home Shopping Network Corp.	8,854	$314,610
*	Hyundai Livart Furniture Co. Ltd.	37,796	274,655
	Hyundai Motor Securities Co. Ltd.	55,151	358,962
	Hyundai Movex Co. Ltd.	52,536	110,325
	Hyundai Pharmaceutical Co. Ltd.	65,014	253,646
	Hyundai Wia Corp.	51,447	1,977,784
	HyVision System, Inc.	35,874	544,145
	i3system, Inc.	15,256	367,645
*	iA, Inc.	80,169	12,809
*	ICD Co. Ltd.	38,800	189,932
*	Icure Pharm, Inc.	6,527	14,545
	iFamilySC Co. Ltd.	24,791	591,687
*	Il Dong Pharmaceutical Co. Ltd.	41,432	419,770
	Iljin Diamond Co. Ltd.	8,504	92,993
	Iljin Electric Co. Ltd.	76,462	1,280,014
	Iljin Holdings Co. Ltd.	51,571	148,774
# *	Iljin Hysolus Co. Ltd.	20,347	319,368
	Iljin Power Co. Ltd.	16,029	129,143
*	ILOODA Co. Ltd.	12,489	57,058
	Ilshin Spinning Co. Ltd.	51,723	309,227
	Ilsung Pharmaceuticals Co. Ltd.	20,685	264,438
	Ilyang Pharmaceutical Co. Ltd.	20,414	207,174
*	IM Co. Ltd.	4,080	14,466
	iMarketKorea, Inc.	44,240	278,123
	InBody Co. Ltd.	38,971	683,030
*	Infinitt Healthcare Co. Ltd.	9,152	31,501
	Innocean Worldwide, Inc.	51,046	733,428
	InnoWireless Co. Ltd.	18,114	264,731
	Innox Advanced Materials Co. Ltd.	42,455	933,955
*	Inscobee, Inc.	110,939	80,297
# *	Insun ENT Co. Ltd.	102,136	483,467
*	Insung Information Co. Ltd.	89,859	149,875
#	Intellian Technologies, Inc.	21,427	845,677
	Intelligent Digital Integrated Security Co. Ltd.	17,544	212,950
*	Interflex Co. Ltd.	13,204	121,903
††	Interojo Co. Ltd.	24,056	326,309
	INTOPS Co. Ltd.	32,084	515,366
	iNtRON Biotechnology, Inc.	65,534	304,457
#	IS Dongseo Co. Ltd.	49,372	885,691
	ISC Co. Ltd.	23,213	844,264
#	i-SENS, Inc.	61,743	839,504
*	ISU Abxis Co. Ltd.	41,436	207,095
*	ISU Chemical Co. Ltd.	48,843	316,757
*	ISU Specialty Chemical	59,450	1,517,738
*	ITEK, Inc.	31,032	167,967
*	ITM Semiconductor Co. Ltd.	7,456	106,489
	It's Hanbul Co. Ltd.	3,314	31,368
*	Jahwa Electronics Co. Ltd.	38,252	576,835
	JB Financial Group Co. Ltd.	132,207	1,395,694
	JC Chemical Co. Ltd.	13,561	53,131
	Jeil Pharmaceutical Co. Ltd.	6,751	75,218
*	Jeju Air Co. Ltd.	85,324	597,515
	Jeju Bank	9,894	71,670
*	Jeju Semiconductor Corp.	98,093	1,134,905
*	Jin Air Co. Ltd.	62,070	475,132
	Jinsung T.E.C.	36,955	250,176
*	JNK Global Co. Ltd.	24,754	68,522
*	JNTC Co. Ltd.	14,352	228,186
*	JoyCity Corp.	32,452	49,590

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	JS Corp.	4,517	$50,468
	Jusung Engineering Co. Ltd.	82,875	1,742,735
	JVM Co. Ltd.	18,939	321,312
	JW Holdings Corp.	189,488	444,211
	JW Life Science Corp.	12,251	106,085
	JW Pharmaceutical Corp.	44,214	1,028,728
#	K Car Co. Ltd.	29,897	279,053
	K Ensol Co. Ltd.	12,022	140,724
*	Kakao Games Corp.	88,781	1,210,224
	Kangnam Jevisco Co. Ltd.	9,315	186,024
*	Kangstem Biotech Co. Ltd.	40,572	49,069
	KAON Group Co. Ltd.	15,102	52,320
*	KBI Metal Co. Ltd.	18,381	30,396
	KC Co. Ltd.	27,573	412,631
	KC Tech Co. Ltd.	30,014	956,904
	KCC Glass Corp.	28,060	856,309
	KEC Corp.	456,631	388,155
*	Kencoa Aerospace Co.	14,560	111,326
	KEPCO Plant Service & Engineering Co. Ltd.	65,626	1,883,357
*	KEYEAST Co. Ltd.	5,494	20,269
	KG Chemical Corp.	84,782	281,434
	KG Dongbusteel	36,915	169,996
	KG Eco Solution Co. Ltd.	62,240	310,115
* ††	KG Mobility Co.	89,297	391,072
	Kginicis Co. Ltd.	48,990	368,874
	KGMobilians Co. Ltd.	40,320	145,797
	KH Vatec Co. Ltd.	54,756	473,700
*	Kib Plug Energy	478,720	201,568
	KINX, Inc.	8,997	491,448
	KISCO Corp.	60,091	371,549
	KISCO Holdings Co. Ltd.	31,963	460,321
	KISWIRE Ltd.	36,878	538,862
*	KMW Co. Ltd.	71,523	645,747
*	KNJ Co. Ltd.	16,518	231,163
*	KNW Co. Ltd.	12,030	53,478
*	KoBioLabs, Inc.	26,306	150,006
	Koentec Co. Ltd.	82,232	428,960
#	Koh Young Technology, Inc.	186,625	1,582,536
#	Kolmar BNH Co. Ltd.	33,466	412,245
	Kolmar Holdings Co. Ltd.	60,370	374,428
	Kolmar Korea Co. Ltd.	47,967	2,266,815
	Kolon Corp.	21,066	241,718
	Kolon Enp, Inc.	34,751	174,986
#	Kolon Industries, Inc.	55,356	1,500,623
*	Kolon Life Science, Inc.	11,565	188,632
	KoMiCo Ltd.	21,663	1,192,361
	KONA I Co. Ltd.	5,132	56,225
	Korea Airport Service Co. Ltd.	835	46,545
	Korea Alcohol Industrial Co. Ltd.	47,508	351,285
	Korea Asset In Trust Co. Ltd.	103,646	229,078
	Korea Cast Iron Pipe Industries Co. Ltd.	22,006	106,369
*	Korea Circuit Co. Ltd.	42,486	397,421
*	Korea District Heating Corp.	3,761	130,682
	Korea Electric Terminal Co. Ltd.	17,663	789,675
	Korea Electronic Power Industrial Development Co. Ltd.	52,760	608,764
	Korea Export Packaging Industrial Co. Ltd.	44,390	78,635
	Korea Fuel-Tech Corp.	14,423	54,792
# *	Korea Information & Communications Co. Ltd.	38,586	239,121
	Korea Information Certificate Authority, Inc.	14,595	44,477

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Line Corp.	534,830	$840,662
	Korea Movenex Co. Ltd.	71,212	216,307
#	Korea Petrochemical Ind Co. Ltd.	11,127	926,788
	Korea Petroleum Industries Co.	10,290	150,475
	Korea Real Estate Investment & Trust Co. Ltd.	397,836	300,099
	Korea United Pharm, Inc.	33,488	562,879
	Korean Reinsurance Co.	376,293	2,269,543
	Koryo Credit Information Co. Ltd.	2,847	21,595
*	KOSES Co. Ltd.	22,051	178,675
*	KPS Corp.	17,071	71,940
	KPX Chemical Co. Ltd.	5,845	203,328
	KSS LINE Ltd.	53,011	327,378
*	Kt alpha Co. Ltd.	21,142	71,280
	KT Skylife Co. Ltd.	22,739	83,193
	KTCS Corp.	108,800	247,188
	Kukdong Oil & Chemicals Co. Ltd.	39,533	113,308
* ††	Kuk-il Paper Manufacturing Co. Ltd.	190,710	20,778
*	Kukje Pharma Co. Ltd.	10,500	47,438
	Kukjeon Pharmaceutical Co. Ltd.	34,891	131,168
*	Kumho HT, Inc.	51,178	22,675
# *	Kumho Tire Co., Inc.	115,717	432,507
*	KUMHOE&C Co. Ltd.	18,815	51,264
	Kumkang Kind Co. Ltd.	28,112	105,242
	Kwang Dong Pharmaceutical Co. Ltd.	112,403	546,688
*	Kwangmu Co. Ltd.	25,875	76,345
	KX Innovation Co. Ltd.	69,335	215,491
	Kyeryong Construction Industrial Co. Ltd.	21,408	237,566
	Kyobo Securities Co. Ltd.	58,656	218,500
	Kyochon F&B Co. Ltd.	2,633	18,367
	Kyongbo Pharmaceutical Co. Ltd.	36,171	195,469
	Kyung Dong Navien Co. Ltd.	21,138	883,040
	KyungDong City Gas Co. Ltd.	10,595	149,808
	KyungDong Invest Co. Ltd.	591	35,520
	Kyungdong Pharm Co. Ltd.	57,017	288,733
	Kyung-In Synthetic Corp.	101,373	250,317
	L&C Bio Co. Ltd.	36,502	542,492
*	L&K Biomed Co. Ltd.	26,725	167,412
*	LabGenomics Co. Ltd.	55,155	107,713
*	Lake Materials Co. Ltd.	115,339	1,345,856
*	LaonPeople, Inc.	7,151	27,714
# *	LB Semicon, Inc.	114,801	461,571
	LEADCORP, Inc.	31,386	109,972
	Lee Ku Industrial Co. Ltd.	36,342	122,122
	LF Corp.	42,649	450,234
	LG HelloVision Co. Ltd.	19,754	40,773
*	Lightron Fiber-Optic Devices, Inc.	15,891	27,663
*	Lithium for earth, Inc.	1,428	2,530
	LOT Vacuum Co. Ltd.	42,497	395,378
	Lotte Chilsung Beverage Co. Ltd.	11,100	1,151,846
	Lotte Energy Materials Corp.	32,668	921,705
	LOTTE Fine Chemical Co. Ltd.	48,299	1,640,298
	LOTTE Himart Co. Ltd.	34,338	226,579
*	Lotte Innovate Co. Ltd.	5,420	102,416
*	Lotte Non-Life Insurance Co. Ltd.	155,474	319,997
	Lotte Rental Co. Ltd.	36,320	796,953
	Lotte Shopping Co. Ltd.	17,587	794,538
#	Lotte Wellfood Co. Ltd.	7,377	966,652
	LS Eco Energy Ltd.	35,473	719,435
	LS Marine Solution Co. Ltd.	41,609	612,147

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	LTC Co. Ltd.	8,241	$70,994
*	LVMC Holdings	300,151	520,377
	LX Hausys Ltd.	9,822	335,262
	LX Holdings Corp.	64,465	334,425
	LX International Corp.	84,654	1,898,702
	LX Semicon Co. Ltd.	31,486	1,725,938
	M.I.Tech Co. Ltd.	26,692	130,192
	Macrogen, Inc.	12,838	199,734
	Maeil Dairies Co. Ltd.	5,795	179,078
	MAKUS, Inc.	14,160	100,572
	Mcnex Co. Ltd.	44,126	674,115
*	MDS Tech, Inc.	172,929	157,775
	Mediana Co. Ltd.	2,486	10,630
*	Medipost Co. Ltd.	32,090	153,094
	Medytox, Inc.	13,641	1,721,588
	Meerecompany, Inc.	9,969	150,441
	MegaStudy Co. Ltd.	23,468	191,019
	MegaStudyEdu Co. Ltd.	26,459	1,006,729
	META BIOMED Co. Ltd.	15,676	51,791
	Mgame Corp.	53,290	220,814
	Mi Chang Oil Industrial Co. Ltd.	981	60,835
*	MiCo Ltd.	91,080	827,307
*	Micro Digital Co. Ltd.	18,350	148,167
*	Mirae Asset Life Insurance Co. Ltd.	94,577	353,700
*	Mirae Asset Venture Investment Co. Ltd.	34,878	135,393
	Miwon Chemicals Co. Ltd.	3,654	212,719
	Miwon Commercial Co. Ltd.	5,072	748,956
	Miwon Specialty Chemical Co. Ltd.	5,925	605,421
	MK Electron Co. Ltd.	57,809	394,752
# *	MNTech Co. Ltd.	63,871	566,439
*	MOA Life Plus Co. Ltd.	6,412	8,708
*	Mobase Electronics Co. Ltd.	50,785	70,794
*	Mobile Appliance, Inc.	26,980	49,119
	Modetour Network, Inc.	32,697	308,399
	Monalisa Co. Ltd.	3,206	7,175
*	MONAYONGPYONG	19,000	48,886
	Motonic Corp.	27,391	171,738
	Motrex Co. Ltd.	46,392	385,216
	mPlus Corp.	14,565	126,093
*	Mr. Blue Corp.	37,245	45,249
	MS Autotech Co. Ltd.	97,277	278,912
	Muhak Co. Ltd.	7,073	31,594
	Multicampus Co. Ltd.	7,724	178,702
#	Myoung Shin Industrial Co. Ltd.	90,041	863,235
	Namhae Chemical Corp.	65,840	338,112
*	Namsun Aluminum Co. Ltd.	293,744	334,848
*	Namuga Co. Ltd.	32,185	298,466
	Namyang Dairy Products Co. Ltd.	990	376,973
*	NanoenTek, Inc.	14,682	35,113
	Nasmedia Co. Ltd.	6,004	76,066
*	Nature & Environment Co. Ltd.	303,018	172,720
	Nature Holdings Co. Ltd.	3,476	31,093
	NeoPharm Co. Ltd.	14,725	275,216
	Neosem, Inc.	14,101	137,185
	Neowiz	43,589	659,919
*	Neowiz Holdings Corp.	13,636	173,829
*	Nepes Ark Corp.	11,540	158,585
# *	NEPES Corp.	56,133	517,998
*	Neptune Co.	25,923	106,959

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	New Power Plasma Co. Ltd.	42,981	$169,924
*	Newflex Technology Co. Ltd.	25,891	103,008
	Nexen Corp.	108,320	367,732
	Nexen Tire Corp.	78,622	444,114
*	Nexon Games Co. Ltd.	46,096	800,628
	NEXTIN, Inc.	19,082	783,472
	NHN Corp.	31,244	438,264
#	NHN KCP Corp.	80,285	483,804
	NICE Holdings Co. Ltd.	58,465	443,903
	Nice Information & Telecommunication, Inc.	14,713	216,546
	NICE Information Service Co. Ltd.	122,690	924,026
	NICE Total Cash Management Co. Ltd.	42,408	155,154
	Nong Shim Holdings Co. Ltd.	6,492	334,004
	NOROO Paint & Coatings Co. Ltd.	29,827	208,839
	NOVAREX Co. Ltd.	14,896	101,036
	Novatech Co. Ltd.	2,472	26,869
	NPC	58,198	178,373
*	NUVOTEC Co. Ltd.	153,125	51,273
	OCI Co. Ltd.	11,578	704,462
	OCI Holdings Co. Ltd.	27,260	1,465,929
*	Okins Electronics Co. Ltd.	20,806	103,511
*	OliX Pharmaceuticals, Inc.	3,335	36,217
	ONEJOON Co. Ltd.	5,941	47,338
	Opasnet Co. Ltd.	4,087	23,561
	OptoElectronics Solutions Co. Ltd.	21,388	177,004
*	OPTRON-TEC, Inc.	7,887	16,724
	Oriental Precision & Engineering Co. Ltd.	31,545	98,974
#	Orion Holdings Corp.	69,450	757,037
*	OSTEONIC Co. Ltd.	19,646	72,637
* ††	Osung Advanced Materials Co. Ltd.	17,539	31,241
	Ottogi Corp.	4,558	1,448,253
*	P&H Tech Co. Ltd.	6,945	70,488
	Paik Kwang Industrial Co. Ltd.	98,951	656,911
	Paradise Co. Ltd.	139,659	1,203,051
	Park Systems Corp.	13,163	1,594,417
#	Partron Co. Ltd.	140,609	776,285
	Paseco Co. Ltd.	5,107	34,072
*	Pemtron Corp.	5,332	19,939
*	People & Technology, Inc.	42,761	1,706,008
	PHA Co. Ltd.	27,238	235,263
	PharmaResearch Co. Ltd.	21,101	2,067,676
*	PharmGen Science, Inc.	13,643	52,817
*	Pharmicell Co. Ltd.	135,382	517,144
*	Philenergy Co. Ltd.	3,018	35,470
	Philoptics Co. Ltd.	44,336	579,994
*	PI Advanced Materials Co. Ltd.	53,939	1,100,002
*	Polaris AI Corp.	122,377	216,827
*	Pond Group Co. Ltd.	6,232	24,682
*	PonyLink Co. Ltd.	257,142	518,605
	Poongsan Corp.	57,097	2,435,584
	Poongsan Holdings Corp.	37,452	737,996
	Posco M-Tech Co. Ltd.	72,480	975,046
	POSCO Steeleon Co. Ltd.	5,739	182,174
*	Power Logics Co. Ltd.	90,835	411,999
	Protec Co. Ltd.	14,082	284,926
	PSK Holdings, Inc.	1,479	58,467
#	PSK, Inc.	61,581	1,417,440
	Pulmuone Co. Ltd.	35,220	358,112
	Pumtech Korea Co. Ltd.	2,638	92,893

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	QRT, Inc.	7,041	$83,399
*	Qurient Co. Ltd.	7,217	21,126
*	RaonSecure Co. Ltd.	27,920	42,059
*	Ray Co. Ltd.	4,755	38,307
*	Refine Co. Ltd.	11,553	96,948
	Reyon Pharmaceutical Co. Ltd.	26,643	271,727
	RFHIC Corp.	32,288	316,727
*	RFTech Co. Ltd.	72,758	186,344
*	Robostar Co. Ltd.	21,039	385,281
*	Robotis Co. Ltd.	9,626	141,438
	Rorze Systems Corp.	11,059	109,353
*	RS Automation Co. Ltd.	5,893	57,181
	Rsupport Co. Ltd.	59,819	142,075
	S&S Tech Corp.	49,148	1,078,040
	Sajo Industries Co. Ltd.	7,744	262,441
	Sajodaerim Corp.	3,239	160,955
*	Saltlux, Inc.	7,277	85,798
	Sam Young Electronics Co. Ltd.	35,188	233,927
	Sam Yung Trading Co. Ltd.	61,884	582,168
	Sam-A Aluminum Co. Ltd.	8,400	319,519
	Sambo Motors Co. Ltd.	3,410	11,726
*	Sambu Engineering & Construction Co. Ltd.	222,485	242,901
	Samchully Co. Ltd.	5,441	358,240
	SAMHWA Paints Industrial Co. Ltd.	37,979	219,335
	Samick THK Co. Ltd.	31,605	250,109
*	Samil Pharmaceutical Co. Ltd.	31,010	216,461
	Samji Electronics Co. Ltd.	12,079	76,485
	Samjin Pharmaceutical Co. Ltd.	27,872	390,346
*	Samkee Corp.	48,012	58,037
	Sammok S-Form Co. Ltd.	17,220	262,780
#	SAMPYO Cement Co. Ltd.	94,093	246,153
	Samsung Climate Control Co. Ltd.	1,670	16,941
*	Samsung Pharmaceutical Co. Ltd.	130,019	154,459
	Samsung Publishing Co. Ltd.	7,853	96,400
	SAMT Co. Ltd.	211,277	544,293
	Samwha Capacitor Co. Ltd.	26,881	858,351
	Samwha Electric Co. Ltd.	8,434	307,263
	Samyang Corp.	3,401	122,603
	Samyang Foods Co. Ltd.	4,132	1,855,932
	Samyang Holdings Corp.	10,721	545,969
	Samyang Packaging Corp.	4,005	55,307
	Samyang Tongsang Co. Ltd.	4,359	148,560
	Samyoung Co. Ltd.	58,165	160,953
	Sang-A Frontec Co. Ltd.	35,089	552,148
*	Sangbo Corp.	112,085	122,491
# *	Sangsangin Co. Ltd.	124,136	258,491
	Sangsin Energy Display Precision Co. Ltd.	30,989	287,276
	Saramin Co. Ltd.	20,654	270,186
	Satrec Initiative Co. Ltd.	22,920	712,589
*	SBI Investment Korea Co. Ltd.	304,100	177,126
* ††	SBW	881,230	64,648
*	S-Connect Co. Ltd.	187,609	163,557
*	SD Biosensor, Inc.	110,693	777,407
*	SDN Co. Ltd.	38,831	45,241
	SeAH Besteel Holdings Corp.	38,101	526,620
	SeAH Holdings Corp.	3,283	249,795
	SeAH Steel Corp.	3,625	334,638
	SeAH Steel Holdings Corp.	5,936	775,989
	Sebang Co. Ltd.	34,190	351,431

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sebang Global Battery Co. Ltd.	18,787	$1,266,725
	Sebitchem Co. Ltd.	76	1,629
#	Seegene, Inc.	105,527	1,658,359
	Segyung Hitech Co. Ltd.	14,394	79,450
	Sejin Heavy Industries Co. Ltd.	51,963	343,231
	Sekonix Co. Ltd.	17,988	78,759
*	SEMCNS Co. Ltd.	42,418	207,279
	Sempio Foods Co.	8,124	188,467
	Semyung Electric Machinery Co. Ltd.	3,606	16,442
#	Seobu T&D	99,277	482,932
	Seohan Co. Ltd.	182,677	112,288
	Seohee Construction Co. Ltd.	11,969	11,652
# *	Seojin System Co. Ltd.	69,476	1,374,380
*	Seoul Auction Co. Ltd.	29,367	168,387
	Seoul City Gas Co. Ltd.	3,309	134,008
	Seoul Semiconductor Co. Ltd.	102,068	681,519
	Seoulin Bioscience Co. Ltd.	12,773	76,945
	Seoyon Co. Ltd.	52,444	318,307
	Seoyon E-Hwa Co. Ltd.	37,029	442,254
*	Seronics Co. Ltd.	3,821	39,505
* ††	Sewon E&C Co. Ltd.	103,618	26,568
#	SFA Engineering Corp.	55,737	1,031,517
# *	SFA Semicon Co. Ltd.	212,634	740,311
	S-Fuelcell Co. Ltd.	1,324	12,924
	SGC Energy Co. Ltd.	15,920	314,090
	Shin Heung Energy & Electronics Co. Ltd.	30,482	165,965
	Shindaeyang Paper Co. Ltd.	31,268	124,345
	Shinil Electronics Co. Ltd.	223,203	265,049
	Shinsegae Information & Communication Co. Ltd.	3,039	21,692
#	Shinsegae International, Inc.	31,725	328,131
	Shinsegae, Inc.	22,206	2,462,353
	Shinsung Delta Tech Co. Ltd.	41,004	1,583,584
*	Shinsung E&G Co. Ltd.	511,807	691,889
	Shinyoung Securities Co. Ltd.	17,134	907,766
*	Showbox Corp.	54,250	145,817
	Simmtech Co. Ltd.	65,374	1,455,329
	SIMPAC, Inc.	9,817	26,921
	Sindoh Co. Ltd.	11,968	325,830
	SJG Sejong	33,747	126,144
	SK Chemicals Co. Ltd.	24,010	872,174
	SK Discovery Co. Ltd.	41,409	1,150,302
*	SK Eternix Co. Ltd.	32,479	415,925
	SK Gas Ltd.	7,286	948,568
	SK Networks Co. Ltd.	442,588	1,502,241
*	SK oceanplant Co. Ltd.	79,243	735,322
	SK Securities Co. Ltd.	1,024,677	418,011
	SL Corp.	48,829	1,322,903
*	SM Culture & Contents Co. Ltd.	140,860	184,758
	SM Entertainment Co. Ltd.	17,824	918,744
*	SMCore, Inc.	9,484	31,643
*	SMEC Co. Ltd.	43,355	102,685
	SNT Dynamics Co. Ltd.	40,263	606,336
	SNT Holdings Co. Ltd.	24,371	414,583
#	SNT Motiv Co. Ltd.	28,773	901,528
*	SOCAR, Inc.	655	9,285
#	Solid, Inc.	172,396	664,665
*	SOLUM Co. Ltd.	118,311	1,560,459
	Solus Advanced Materials Co. Ltd.	104,146	1,154,794
	Songwon Industrial Co. Ltd.	42,127	363,915

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Soop Co. Ltd.	27,378	$2,067,844
	Soosan Heavy Industries Co. Ltd.	53,469	83,322
	Soosan Industries Co. Ltd.	6,736	109,837
#	Soulbrain Holdings Co. Ltd.	18,254	733,520
	SPC Samlip Co. Ltd.	776	30,838
	SPG Co. Ltd.	39,138	674,164
	Spigen Korea Co. Ltd.	4,988	102,066
	ST Pharm Co. Ltd.	32,226	2,101,501
	STIC Investments, Inc.	123,274	899,123
	Straffic Co. Ltd.	43,520	117,007
# *	Studio Dragon Corp.	35,379	976,509
*	STX Heavy Industries Co. Ltd.	47,003	789,946
	Suheung Co. Ltd.	21,369	299,718
*	Sukgyung AT Co. Ltd.	8,345	294,266
	Sun Kwang Co. Ltd.	5,570	68,369
	Sung Kwang Bend Co. Ltd.	51,596	538,566
*	Sungchang Enterprise Holdings Ltd.	186,577	227,406
# *	Sungeel Hitech Co. Ltd.	16,172	718,364
	Sungshin Cement Co. Ltd.	55,635	368,790
	Sungwoo Hitech Co. Ltd.	147,314	812,995
	Sunjin Co. Ltd.	41,013	204,925
*	Suprema, Inc.	15,179	287,108
*	SY Co. Ltd.	88,065	317,019
*	Synergy Innovation Co. Ltd.	110,139	211,209
*	Synopex, Inc.	244,522	2,043,697
	Systems Technology, Inc.	37,695	789,919
	T&L Co. Ltd.	12,428	550,406
	Tae Kyung Industrial Co. Ltd.	39,743	155,201
#	Taekwang Industrial Co. Ltd.	907	400,331
	Taekyung BK Co. Ltd.	30,138	108,664
* ††	Taewoong Co. Ltd.	29,611	353,149
*	Taihan Electric Wire Co. Ltd.	79,101	796,170
	TCC Steel	50,924	1,373,158
	TechWing, Inc.	97,261	3,896,386
	Telechips, Inc.	35,218	449,007
	TEMC CNS Co. Ltd.	15,306	95,017
	TES Co. Ltd.	45,212	688,697
*	Theragen Etex Co. Ltd.	30,655	87,776
*	Thinkware Systems Corp.	13,873	121,835
*	TigerElec Co. Ltd.	2,761	43,664
*	TiumBio Co. Ltd.	2,059	9,836
	TK Corp.	47,666	566,279
#	TKG Huchems Co. Ltd.	60,874	846,015
	TLB Co. Ltd.	21,223	300,715
	Tokai Carbon Korea Co. Ltd.	17,011	1,418,118
	Tongyang Life Insurance Co. Ltd.	122,704	711,116
	Tongyang, Inc.	269,821	165,916
*	Tonymoly Co. Ltd.	18,007	125,531
*	Top Engineering Co. Ltd.	10,509	36,811
	Toptec Co. Ltd.	65,252	333,181
	Tovis Co. Ltd.	39,177	558,971
	TS Corp.	140,490	314,932
*	TS Nexgen Co. Ltd.	87,064	33,719
*	TSE Co. Ltd.	8,349	312,220
*	TSI Co. Ltd.	13,899	63,564
*	Tuksu Construction Co. Ltd.	8,187	44,472
	TYM Corp.	98,746	250,779
	UBCare Co. Ltd.	94,062	301,985
	Ubiquoss Holdings, Inc.	32,753	248,590

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ubiquoss, Inc.	26,517	$284,113
	Ubivelox, Inc.	1,903	11,207
	Uju Electronics Co. Ltd.	19,860	207,001
*	Uni-Chem Co. Ltd.	155,749	176,563
	Unid Co. Ltd.	12,791	803,089
*	Union Materials Corp.	24,003	44,485
	Union Semiconductor Equipment & Materials Co. Ltd.	81,568	523,167
	Uniquest Corp.	31,292	122,877
*	Unison Co. Ltd.	169,816	92,932
#	UniTest, Inc.	56,615	501,289
	Unitrontech Co. Ltd.	18,222	77,705
	Value Added Technology Co. Ltd.	26,781	502,122
*	Viatron Technologies, Inc.	13,655	74,747
*	VICTEK Co. Ltd.	69,996	249,716
* ††	Vidente Co. Ltd.	57,951	26,224
	Vieworks Co. Ltd.	29,404	564,405
*	Vina Tech Co. Ltd.	10,674	327,143
	Vitzro Tech Co. Ltd.	19,888	118,201
	Vitzrocell Co. Ltd.	48,568	709,986
*	VM, Inc.	40,119	346,778
*	VT Co. Ltd.	54,440	1,380,900
	Webzen, Inc.	49,778	625,342
*	Wellbiotec Co. Ltd.	132,296	52,371
*	Wemade Max Co. Ltd.	24,490	171,287
	Whanin Pharmaceutical Co. Ltd.	44,496	465,290
	Winix, Inc.	5,709	29,862
	Wins Co. Ltd.	28,513	281,689
*	Wireless Power Amplifier Module, Inc.	10,033	24,664
	WiSoL Co. Ltd.	52,909	277,750
*	Wonik Holdings Co. Ltd.	94,309	220,585
*	WONIK IPS Co. Ltd.	24,394	676,699
#	Wonik Materials Co. Ltd.	21,079	489,094
*	WONIK PNE Co. Ltd.	40,808	108,881
	Wonik QnC Corp.	52,975	1,198,078
	Woojin, Inc.	34,048	215,884
# *	Woongjin Thinkbig Co. Ltd.	71,458	96,336
*	Wooree Bio Co. Ltd.	40,246	150,846
# *	Woori Technology Investment Co. Ltd.	101,045	625,346
*	Woori Technology, Inc.	480,804	833,065
	Woory Industrial Co. Ltd.	13,155	129,051
	Wooshin Systems Co. Ltd.	6,033	30,362
*	Woosu AMS Co. Ltd.	99,986	224,029
	Worldex Industry & Trading Co. Ltd.	40,391	695,540
*	Wysiwyg Studios Co. Ltd.	212,155	241,026
	Y G-1 Co. Ltd.	6,593	27,369
*	Y2 Solution Co. Ltd.	18,096	38,494
*	YC Corp.	94,783	1,300,369
	Y-entec Co. Ltd.	7,184	37,593
	Yesco Holdings Co. Ltd.	2,663	83,147
	YG Entertainment, Inc.	38,975	1,092,688
*	YG PLUS	33,946	78,655
*	YMT Co. Ltd.	7,726	50,470
*	Youil Energy Tech Co. Ltd.	17,715	32,136
	Youlchon Chemical Co. Ltd.	35,492	636,070
	Young Poong Corp.	506	116,298
	Young Poong Precision Corp.	29,357	220,588
	Youngone Corp.	50,534	1,436,285
	Youngone Holdings Co. Ltd.	20,806	1,231,843
*	YTN Co. Ltd.	56,509	146,402

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Yuanta Securities Korea Co. Ltd.	256,315	$560,853
*	Yulho Co. Ltd.	66,071	95,693
*	Yungjin Pharmaceutical Co. Ltd.	199,347	369,188
	Zeus Co. Ltd.	66,051	710,386
	Zinus, Inc.	12,535	136,588
TOTAL SOUTH KOREA			396,154,365
TAIWAN — (18.7%)
	104 Corp.	1,000	6,976
#	91APP, Inc.	124,000	344,045
	Aaeon Technology, Inc.	6,000	30,492
	ABC Taiwan Electronics Corp.	277,954	183,411
	Abico Avy Co. Ltd.	324,841	316,281
#	Ability Enterprise Co. Ltd.	614,293	931,319
#	Ability Opto-Electronics Technology Co. Ltd.	224,776	1,632,384
#	AcBel Polytech, Inc.	2,105,356	2,314,492
	Acer Cyber Security, Inc.	4,000	27,241
#	Acer E-Enabling Service Business, Inc.	20,000	158,196
#	ACES Electronic Co. Ltd.	333,822	506,140
*	Acon Holding, Inc.	832,560	288,809
#	Acter Group Corp. Ltd.	353,980	2,610,134
#	Action Electronics Co. Ltd.	732,000	542,704
#	Actron Technology Corp.	163,151	878,362
	ADATA Technology Co. Ltd.	931,141	2,672,101
	Addcn Technology Co. Ltd.	108,720	650,350
# *	Adimmune Corp.	418,000	357,466
#	Adlink Technology, Inc.	114,000	249,596
	Advanced Analog Technology, Inc.	18,000	43,277
	Advanced Ceramic X Corp.	156,000	856,077
	Advanced Energy Solution Holding Co. Ltd.	28,000	448,757
#	Advanced International Multitech Co. Ltd.	384,000	958,983
# *	Advanced Optoelectronic Technology, Inc.	354,000	273,303
	Advanced Power Electronics Corp.	138,000	334,522
#	Advancetek Enterprise Co. Ltd.	1,051,519	2,162,246
	AEON Motor Co. Ltd.	12,359	13,474
	Aero Win Technology Corp.	37,000	43,366
#	Aerospace Industrial Development Corp.	2,123,000	3,333,761
#	AGV Products Corp.	1,432,433	548,463
#	AIC, Inc.	10,000	116,507
#	Alexander Marine Co. Ltd.	59,618	614,204
*	ALI Corp.	64,775	41,184
#	Allied Circuit Co. Ltd.	113,000	449,633
	Allied Supreme Corp.	106,000	1,302,794
#	Allis Electric Co. Ltd.	529,556	2,243,601
#	Alltek Technology Corp.	554,423	617,276
#	Alltop Technology Co. Ltd.	121,774	835,037
#	Alpha Networks, Inc.	834,158	856,020
#	Altek Corp.	898,945	1,031,037
#	Amazing Microelectronic Corp.	278,352	785,668
#	Ambassador Hotel	1,101,000	2,402,589
	AMIDA Technology, Inc.	5,000	11,385
#	AMPACS Corp.	153,000	282,996
#	Ampak Technology, Inc.	32,000	168,288
#	Ampire Co. Ltd.	317,000	386,639
	Ample Electronic Technology Co. Ltd.	34,000	126,927
#	AMPOC Far-East Co. Ltd.	317,444	812,003
#	AmTRAN Technology Co. Ltd.	1,947,398	1,275,620
*	Amulaire Thermal Technology, Inc.	163,017	172,374
	Anderson Industrial Corp.	93,000	37,851

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Anji Technology Co. Ltd.	139,317	$160,777
#	Anpec Electronics Corp.	197,007	1,085,315
	Aopen, Inc.	52,000	91,152
#	Apac Opto Electronics, Inc.	147,000	398,239
#	Apacer Technology, Inc.	315,325	521,466
	APAQ Technology Co. Ltd.	484	2,279
#	APCB, Inc.	321,000	181,327
#	Apex Biotechnology Corp.	264,483	255,708
	Apex Dynamics, Inc.	4,000	37,469
#	Apex International Co. Ltd.	485,470	801,381
#	Apex Science & Engineering	410,054	176,633
#	ARBOR Technology Corp.	70,000	93,099
	Arcadyan Technology Corp.	473,055	2,129,730
#	Ardentec Corp.	1,376,274	2,693,819
	Ares International Corp.	52,000	81,247
#	Argosy Research, Inc.	185,396	835,288
	Asia Electronic Material Co. Ltd.	62,000	39,289
	Asia Optical Co., Inc.	766,000	2,113,247
#	Asia Polymer Corp.	1,330,996	778,224
#	Asia Tech Image, Inc.	198,000	450,223
	ASIX Electronics Corp.	111,000	376,506
#	ASolid Technology Co. Ltd.	40,000	80,946
#	ASROCK, Inc.	126,000	775,556
#	ATE Energy International Co. Ltd.	76,000	69,649
#	Aten International Co. Ltd.	350,479	844,573
*	ATW Technology, Inc.	6,000	12,414
	Auden Techno Corp.	34,000	123,375
#	Audix Corp.	279,600	619,661
#	AURAS Technology Co. Ltd.	147,148	3,057,734
#	Aurora Corp.	262,349	556,652
#	Avalue Technology, Inc.	164,000	494,600
	AVer Information, Inc.	19,000	28,208
#	Avermedia Technologies	36,000	47,934
	Awea Mechantronic Co. Ltd.	53,210	51,768
#	Axiomtek Co. Ltd.	218,765	624,642
# *	Azurewave Technologies, Inc.	214,000	285,566
#	Bafang Yunji International Co. Ltd.	81,000	392,361
# *	Bank of Kaohsiung Co. Ltd.	3,404,038	1,316,247
	Basso Industry Corp.	472,900	602,463
#	BenQ Materials Corp.	556,000	540,390
#	BES Engineering Corp.	4,254,750	2,038,084
#	Billion Electric Co. Ltd.	49,000	57,584
#	Bin Chuan Enterprise Co. Ltd.	288,070	251,198
#	Bionet Corp.	10,000	34,943
	Bionime Corp.	133,000	267,724
# *	Biostar Microtech International Corp.	631,975	456,997
#	Bioteque Corp.	196,308	765,873
#	Bizlink Holding, Inc.	258,000	3,011,843
	Bon Fame Co. Ltd.	36,000	101,933
#	Brave C&H Supply Co. Ltd.	75,000	337,451
#	Bright Led Electronics Corp.	375,520	232,144
	Brighten Optix Corp.	10,120	47,701
	Brighton-Best International Taiwan, Inc.	1,469,318	1,579,525
	Brillian Network & Automation Integrated System Co. Ltd.	58,000	381,201
	Brogent Technologies, Inc.	3,000	15,948
#	Browave Corp.	197,000	980,617
	C Sun Manufacturing Ltd.	502,969	2,945,177
*	Calin Technology Co. Ltd.	62,000	86,758
	Calitech Co. Ltd.	12,000	25,496

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cameo Communications, Inc.	666,645	$215,322
#	Capital Futures Corp.	328,895	548,163
	Capital Securities Corp.	5,379,501	3,858,486
	Career Technology MFG. Co. Ltd.	1,369,462	957,301
	Carnival Industrial Corp.	302,353	103,799
*	Casing Macron Technology Co. Ltd.	93,000	78,639
#	Castles Technology Co. Ltd.	195,859	740,967
#	Caswell, Inc.	116,000	459,884
	Cathay Chemical Works	30,000	53,074
#	Cathay Consolidated, Inc.	28,598	85,385
#	Cathay Real Estate Development Co. Ltd.	1,633,700	1,550,985
	Cayman Engley Industrial Co. Ltd.	90,099	133,891
#	CCP Contact Probes Co. Ltd.	201,844	279,412
# *	Celxpert Energy Corp.	274,919	221,748
#	Center Laboratories, Inc.	1,655,031	2,526,525
#	Central Reinsurance Co. Ltd.	832,905	675,206
	Century Iron & Steel Industrial Co. Ltd.	435,000	2,936,411
	Chain Chon Industrial Co. Ltd.	453,484	225,502
# *	ChainQui Construction Development Co. Ltd.	451,080	360,368
	Chaintech Technology Corp.	20,000	20,420
# *	Champion Building Materials Co. Ltd.	701,465	281,868
#	Champion Microelectronic Corp.	44,000	71,760
#	Chang Wah Electromaterials, Inc.	1,297,350	1,825,890
	Chang Wah Technology Co. Ltd.	1,180,425	1,403,250
#	Channel Well Technology Co. Ltd.	655,000	1,324,227
	Chant Sincere Co. Ltd.	132,000	279,098
	Charoen Pokphand Enterprise	618,483	1,912,927
#	CHC Healthcare Group	338,000	483,609
#	CHC Resources Corp.	346,282	722,388
	Chen Full International Co. Ltd.	342,000	433,079
#	Chenbro Micom Co. Ltd.	189,000	1,624,939
#	Chenfull Precision Co. Ltd.	29,000	91,113
#	Cheng Loong Corp.	2,720,383	2,181,202
# *	Cheng Mei Materials Technology Corp.	1,142,524	546,817
	Cheng Uei Precision Industry Co. Ltd.	1,022,331	2,211,561
	Chenming Electronic Technology Corp.	287,437	947,930
#	Chia Chang Co. Ltd.	378,000	499,345
#	Chia Hsin Cement Corp.	1,760,643	965,891
#	Chicony Power Technology Co. Ltd.	408,454	1,666,946
	Chief Telecom, Inc.	51,900	679,667
#	Chieftek Precision Co. Ltd.	248,847	713,177
	Chien Kuo Construction Co. Ltd.	406,249	302,813
	Chien Shing Harbour Service Co. Ltd.	23,000	35,897
*	Chien Shing Stainless Steel Co. Ltd.	295,000	114,222
#	China Bills Finance Corp.	2,632,000	1,198,277
	China Chemical & Pharmaceutical Co. Ltd.	839,000	558,385
	China Container Terminal Corp.	45,000	46,705
#	China Ecotek Corp.	145,000	276,017
#	China Electric Manufacturing Corp.	798,959	468,638
#	China General Plastics Corp.	1,397,461	756,731
#	China Glaze Co. Ltd.	235,002	171,778
# *	China Man-Made Fiber Corp.	4,486,390	1,165,830
#	China Metal Products	953,603	1,267,027
#	China Motor Corp.	445,600	1,337,820
# *	China Petrochemical Development Corp.	11,695,553	3,748,295
	China Steel Chemical Corp.	548,554	1,681,393
#	China Steel Structure Co. Ltd.	282,000	467,071
#	China Wire & Cable Co. Ltd.	252,160	317,360
#	Chinese Maritime Transport Ltd.	266,594	358,470

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ching Feng Home Fashions Co. Ltd.	421,619	$368,261
#	Chin-Poon Industrial Co. Ltd.	1,209,207	1,662,425
*	Chip Hope Co. Ltd.	102,000	276,324
	Chipbond Technology Corp.	2,135,000	4,152,962
	ChipMOS Technologies, Inc. (8150 TT)	1,896,076	2,289,737
#	Chlitina Holding Ltd.	177,191	798,932
	Chong Hong Construction Co. Ltd.	639,666	2,668,241
#	Chun YU Works & Co. Ltd.	526,050	398,231
	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,023,233
#	Chung Hung Steel Corp.	1,623,979	1,059,698
	Chung Hwa Food Industrial Co. Ltd.	126,535	348,173
# *	Chung Hwa Pulp Corp.	1,310,405	819,900
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	218,668
#	Chunghwa Precision Test Tech Co. Ltd.	49,000	646,764
	Chyang Sheng Dyeing & Finishing Co. Ltd.	304,000	237,002
	CKM Applied Materials Corp.	36,000	39,098
#	Cleanaway Co. Ltd. (8422 TT)	274,000	1,502,116
#	Clevo Co.	1,450,200	2,701,360
# *	CMC Magnetics Corp.	2,837,108	1,071,915
#	C-Media Electronics, Inc.	132,000	189,858
#	CoAsia Electronics Corp.	181,827	238,540
	Collins Co. Ltd.	351,431	219,543
	Complex Micro Interconnection Co. Ltd.	48,000	67,963
#	Compucase Enterprise	278,000	516,280
	Concord International Securities Co. Ltd.	332,000	198,932
# *	Concord Securities Co. Ltd.	1,640,796	794,186
#	Continental Holdings Corp.	1,287,320	1,396,817
#	Contrel Technology Co. Ltd.	513,000	966,719
#	Coremax Corp.	268,215	528,910
	Coretronic Corp.	1,108,200	2,542,846
#	Co-Tech Development Corp.	795,533	1,578,286
	Coxon Precise Industrial Co. Ltd.	58,000	34,014
#	Cryomax Cooling System Corp.	57,000	89,861
# *	CSBC Corp. Taiwan	842,000	430,712
	CTCI Advanced Systems, Inc.	9,000	48,359
	CTCI Corp.	1,870,000	3,061,150
#	CTI Traffic Industries Co. Ltd.	92,000	473,164
	Cub Elecparts, Inc.	29,000	100,584
#	CviLux Corp.	227,040	476,143
#	Cyberlink Corp.	127,000	388,289
#	CyberPower Systems, Inc.	223,650	1,743,106
# *	CyberTAN Technology, Inc.	972,779	896,035
	Cystech Electronics Corp.	15,750	33,805
#	DA CIN Construction Co. Ltd.	881,368	1,590,519
	Dafeng TV Ltd.	304,870	495,482
	Dah San Electric Wire & Cable Co. Ltd.	136,000	281,208
#	Da-Li Development Co. Ltd.	1,452,605	2,981,586
#	Darfon Electronics Corp.	658,550	1,116,475
#	Darwin Precisions Corp.	1,153,635	501,948
	Data Image Corp.	12,000	21,756
#	Daxin Materials Corp.	191,200	824,282
#	De Licacy Industrial Co. Ltd.	830,881	334,505
	Delpha Construction Co. Ltd.	59,000	103,746
#	Depo Auto Parts Ind Co. Ltd.	302,000	2,467,454
	DFI, Inc.	36,000	75,469
	Dimerco Data System Corp.	208,612	749,542
	Dimerco Express Corp.	453,945	1,223,296
	DingZing Advanced Materials, Inc.	11,000	60,605
#	D-Link Corp.	1,535,855	861,972

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Donpon Precision, Inc.	104,000	$96,034
	Dr Wu Skincare Co. Ltd.	57,000	270,536
#	Draytek Corp.	207,000	294,985
#	Drewloong Precision, Inc.	43,128	199,517
# *	Dyaco International, Inc.	235,172	221,188
#	Dynamic Holding Co. Ltd.	762,707	1,374,836
	Dynamic Medical Technologies, Inc.	8,000	25,171
	Dynapack International Technology Corp.	480,000	1,618,327
#	Eastech Holding Ltd.	105,000	416,209
*	Eastern Media International Corp.	648,765	432,078
	eCloudvalley Digital Technology Co. Ltd.	9,000	29,686
	ECOVE Environment Corp.	113,000	1,006,737
#	Edimax Technology Co. Ltd.	599,108	756,592
#	Edison Opto Corp.	262,749	211,020
#	Edom Technology Co. Ltd.	732,964	967,124
#	eGalax_eMPIA Technology, Inc.	199,777	301,238
*	EirGenix, Inc.	45,000	120,056
	Elan Microelectronics Corp.	907,400	3,840,015
#	E-Lead Electronic Co. Ltd.	197,873	348,555
#	E-LIFE MALL Corp.	295,000	753,452
# *	Elite Advanced Laser Corp.	531,226	2,080,938
#	Elite Semiconductor Microelectronics Technology, Inc.	813,200	2,123,600
#	Elitegroup Computer Systems Co. Ltd.	875,254	769,243
#	Emerging Display Technologies Corp.	462,000	398,822
	ENE Technology, Inc.	47,000	76,959
#	Ennoconn Corp.	204,938	1,913,823
#	Ennostar, Inc.	1,861,462	2,342,164
	EnTie Commercial Bank Co. Ltd.	1,770,603	813,116
*	Epileds Technologies, Inc.	116,000	94,784
*	Episil Technologies, Inc.	113,000	213,439
	Episil-Precision, Inc.	288,000	567,372
#	Eris Technology Corp.	46,019	430,562
#	Eson Precision Ind Co. Ltd.	272,000	514,360
	Eternal Materials Co. Ltd.	2,927,985	2,749,166
#	Eurocharm Holdings Co. Ltd.	102,000	652,765
*	Ever Ohms Technology Co. Ltd.	19,000	23,439
#	Ever Supreme Bio Technology Co. Ltd.	145,025	854,633
*	Everest Textile Co. Ltd.	999,762	242,786
	Evergreen Aviation Technologies Corp.	104,000	317,614
	Evergreen International Storage & Transport Corp.	1,590,000	1,501,587
#	Evergreen Steel Corp.	368,000	1,372,882
#	Everlight Chemical Industrial Corp.	1,564,606	1,042,788
#	Everlight Electronics Co. Ltd.	1,251,000	2,987,861
# *	Everspring Industry Co. Ltd.	209,800	82,966
# *	Evertop Wire Cable Corp.	231,000	160,940
#	Excellence Opto, Inc.	269,000	228,828
#	Excelsior Medical Co. Ltd.	397,129	1,074,953
#	EZconn Corp.	176,609	2,506,714
	Far Eastern Department Stores Ltd.	3,114,000	2,904,138
	Far Eastern International Bank	8,025,246	3,774,835
#	Farglory F T Z Investment Holding Co. Ltd.	456,970	745,961
	Farglory Land Development Co. Ltd.	762,000	2,005,742
	Feature Integration Technology, Inc.	26,000	64,846
# *	Federal Corp.	1,194,238	810,595
#	Feedback Technology Corp.	108,222	484,354
	Feng Hsin Steel Co. Ltd.	1,642,100	3,974,266
	FineTek Co. Ltd.	27,440	106,847
#	Firich Enterprises Co. Ltd.	707,514	724,270
*	First Copper Technology Co. Ltd.	18,000	25,018

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	First Hi-Tec Enterprise Co. Ltd.	184,580	$499,228
#	First Hotel	713,350	333,633
#	First Insurance Co. Ltd.	900,179	627,348
# *	First Steamship Co. Ltd.	2,251,612	534,740
#	FIT Holding Co. Ltd.	407,456	713,544
#	Fitipower Integrated Technology, Inc.	220,350	1,772,149
# *	Fittech Co. Ltd.	136,000	509,058
	FLEXium Interconnect, Inc.	1,046,087	2,830,624
#	Flytech Technology Co. Ltd.	369,309	951,671
#	FocalTech Systems Co. Ltd.	108,000	274,727
#	Forcecon Tech Co. Ltd.	172,770	887,355
# *	Forest Water Environment Engineering Co. Ltd.	44,000	64,135
#	Formosa Advanced Technologies Co. Ltd.	589,000	664,509
*	Formosa Electronic Industries, Inc.	33,000	37,860
	Formosa International Hotels Corp.	179,329	1,154,373
#	Formosa Laboratories, Inc.	286,089	913,419
	Formosa Oilseed Processing Co. Ltd.	233,695	1,022,733
	Formosa Optical Technology Co. Ltd.	128,000	373,545
#	Formosa Taffeta Co. Ltd.	1,724,000	1,170,189
	Formosan Rubber Group, Inc.	644,956	538,501
#	Formosan Union Chemical	1,117,733	825,304
#	Founding Construction & Development Co. Ltd.	629,623	463,750
	Foxsemicon Integrated Technology, Inc.	248,027	2,336,272
	Franbo Lines Corp.	53,328	31,689
#	Froch Enterprise Co. Ltd.	581,189	299,791
#	FSP Technology, Inc.	549,427	957,637
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,000	23,683
	Fu Hua Innovation Co. Ltd.	744,037	884,041
	Fulgent Sun International Holding Co. Ltd.	436,748	1,580,581
*	Full Wang International Development Co. Ltd.	58,000	96,537
#	Fullerton Technology Co. Ltd.	288,600	203,024
#	Fulltech Fiber Glass Corp.	1,329,052	964,931
	Fusheng Precision Co. Ltd.	273,000	2,385,626
#	Fwusow Industry Co. Ltd.	797,943	438,512
#	G Shank Enterprise Co. Ltd.	506,474	1,538,775
*	G Tech Optoelectronics Corp.	19,625	15,197
	Gallant Micro Machining Co. Ltd.	8,000	204,147
	Gallant Precision Machining Co. Ltd.	163,000	525,835
#	Gamania Digital Entertainment Co. Ltd.	384,000	893,194
*	GCS Holdings, Inc.	269,000	294,420
#	GEM Services, Inc.	172,570	352,445
#	Gemtek Technology Corp.	1,310,219	1,711,328
*	General Interface Solution Holding Ltd.	735,000	1,412,668
#	General Plastic Industrial Co. Ltd.	221,357	242,649
#	Generalplus Technology, Inc.	195,000	343,643
	Genesys Logic, Inc.	195,000	540,361
#	Genius Electronic Optical Co. Ltd.	238,917	3,856,866
	Genovate Biotechnology Co. Ltd.	66,000	46,283
#	GeoVision, Inc.	215,096	420,530
#	Getac Holdings Corp.	639,360	2,013,908
	GFC Ltd.	229,600	724,460
#	Giantplus Technology Co. Ltd.	924,900	544,474
# *	Gigasolar Materials Corp.	103,400	392,050
# *	Gigastorage Corp.	865,965	619,313
	Global Brands Manufacture Ltd.	858,730	1,626,832
#	Global Lighting Technologies, Inc.	284,000	518,636
	Global Mixed Mode Technology, Inc.	222,000	1,700,652
#	Global PMX Co. Ltd.	162,000	452,642
#	Globe Union Industrial Corp.	717,230	411,027

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Gloria Material Technology Corp.	1,276,547	$1,831,378
*	Glotech Industrial Corp.	81,000	35,688
*	GlycoNex, Inc.	136,000	114,530
#	GMI Technology, Inc.	16,000	40,759
	Golden Long Teng Development Co. Ltd.	107,000	180,470
#	Goldsun Building Materials Co. Ltd.	3,055,587	4,919,280
#	Good Will Instrument Co. Ltd.	238,869	297,991
#	Gordon Auto Body Parts	315,000	298,130
	Gourmet Master Co. Ltd.	254,000	642,261
#	Grand Fortune Securities Co. Ltd.	1,013,683	428,942
# *	Grand Pacific Petrochemical	3,961,280	1,755,091
#	Grand Process Technology Corp.	79,000	3,792,683
#	GrandTech CG Systems, Inc.	204,797	392,332
	Grape King Bio Ltd.	408,000	1,772,221
#	Great China Metal Industry	483,000	343,057
	Great Taipei Gas Co. Ltd.	1,444,000	1,389,022
#	Great Tree Pharmacy Co. Ltd.	186,406	1,356,142
	Great Wall Enterprise Co. Ltd.	2,255,001	3,952,420
	Greatek Electronics, Inc.	978,000	1,844,679
	Green World FinTech Service Co. Ltd.	16,700	210,873
#	Group Up Industrial Co. Ltd.	119,000	982,570
#	GTM Holdings Corp.	431,150	473,283
	Gudeng Precision Industrial Co. Ltd.	130,094	1,826,992
*	Hai Kwang Enterprise Corp.	52,500	31,260
#	Hannstar Board Corp.	945,954	1,413,794
# *	HannStar Display Corp.	6,324,505	1,767,440
# *	HannsTouch Holdings Co.	1,789,782	494,412
#	Hanpin Electron Co. Ltd.	170,000	240,027
#	Harvatek Corp.	562,949	392,043
	Heran Co. Ltd.	33,000	105,974
	Hey Song Corp.	1,478,750	1,924,134
#	Hi-Clearance, Inc.	106,290	447,811
# *	Highlight Tech Corp.	321,281	478,773
*	High-Tek Harness Enterprise Co. Ltd.	43,000	20,723
	Hi-Lai Foods Co. Ltd.	20,000	100,631
	HIM International Music, Inc.	60,710	212,051
	Hiroca Holdings Ltd.	143,448	137,098
#	Hitron Technology, Inc.	472,557	440,111
	Hiwin Mikrosystem Corp.	56,000	125,683
#	Hiyes International Co. Ltd.	21,667	197,025
#	Ho Tung Chemical Corp.	3,014,684	943,069
#	Hocheng Corp.	783,734	428,077
#	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	237,857
#	Holiday Entertainment Co. Ltd.	162,430	404,670
#	Holtek Semiconductor, Inc.	632,000	1,031,907
#	Holy Stone Enterprise Co. Ltd.	532,655	1,447,258
	Hong Ho Precision Textile Co. Ltd.	100,000	163,941
#	Hong Pu Real Estate Development Co. Ltd.	756,185	833,925
#	Hong TAI Electric Industrial	794,000	858,371
	Hong YI Fiber Industry Co.	353,652	179,424
	Horizon Securities Co. Ltd.	1,136,320	424,344
#	Hota Industrial Manufacturing Co. Ltd.	678,299	1,394,944
#	Hotai Finance Co. Ltd.	66,000	208,616
#	Hotron Precision Electronic Industrial Co. Ltd.	86,667	80,563
#	Hsin Ba Ba Corp.	11,000	65,272
	Hsin Kuang Steel Co. Ltd.	447,000	815,634
	Hsin Yung Chien Co. Ltd.	157,255	477,643
#	Hsing TA Cement Co.	488,162	269,372
# *	HTC Corp.	1,950,000	2,633,591

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hu Lane Associate, Inc.	251,737	$1,234,492
#	HUA ENG Wire & Cable Co. Ltd.	1,109,565	1,199,680
*	Hua Jung Components Co. Ltd.	76,000	37,782
	Hua Yu Lien Development Co. Ltd.	83,844	434,031
#	Huaku Development Co. Ltd.	903,997	4,601,432
#	Huang Hsiang Construction Corp.	205,800	407,840
#	Hung Ching Development & Construction Co. Ltd.	598,000	907,305
#	Hung Sheng Construction Ltd.	1,026,251	941,470
	Huxen Corp.	119,244	185,648
#	Hwa Fong Rubber Industrial Co. Ltd.	717,812	413,594
#	Hwacom Systems, Inc.	362,000	263,055
#	Hwang Chang General Contractor Co. Ltd.	334,000	638,203
#	Ibase Technology, Inc.	132,000	330,083
	IBF Financial Holdings Co. Ltd.	8,954,825	4,156,517
	ICARES Medicus, Inc.	3,300	15,030
#	Ichia Technologies, Inc.	691,000	853,344
#	I-Chiun Precision Industry Co. Ltd.	604,105	2,077,639
	IEI Integration Corp.	388,832	982,823
#	Infortrend Technology, Inc.	695,163	641,104
#	Info-Tek Corp.	203,000	242,869
#	Ingentec Corp.	55,338	381,041
	Innodisk Corp.	260,819	2,190,538
#	Inpaq Technology Co. Ltd.	291,524	746,947
#	Insyde Software Corp.	116,400	1,468,223
#	Intai Technology Corp.	135,400	488,718
#	Integrated Service Technology, Inc.	215,326	884,255
*	IntelliEPI, Inc.	40,000	66,138
	Interactive Digital Technologies, Inc.	26,000	67,634
# *	International CSRC Investment Holdings Co.	2,511,363	1,309,050
#	Iron Force Industrial Co. Ltd.	127,393	372,976
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	807,706
#	ITE Technology, Inc.	446,095	2,057,730
#	ITEQ Corp.	689,040	1,935,743
	J&V Energy Technology Co. Ltd.	12,000	79,681
#	Jarllytec Co. Ltd.	164,000	834,389
#	Jean Co. Ltd.	269,000	299,440
#	Jess-Link Products Co. Ltd.	269,925	1,380,412
	Jetway Information Co. Ltd.	55,000	88,577
#	Jetwell Computer Co. Ltd.	16,000	61,867
	Jia Wei Lifestyle, Inc.	118,000	274,971
#	Jih Lin Technology Co. Ltd.	178,000	345,496
#	Jiin Yeeh Ding Enterprise Co. Ltd.	99,200	219,691
	JMC Electronics Co. Ltd.	1,000	1,445
#	Johnson Health Tech Co. Ltd.	158,000	550,233
	Joinsoon Electronics Manufacturing Co. Ltd.	119,505	73,840
	Jourdeness Group Ltd.	56,000	79,748
#	JPP Holding Co. Ltd.	20,000	72,079
#	JSL Construction & Development Co. Ltd.	29,340	184,247
#	K Laser Technology, Inc.	555,000	383,914
#	Kaimei Electronic Corp.	278,183	582,788
	Kaori Heat Treatment Co. Ltd.	225,197	2,448,576
	Kedge Construction Co. Ltd.	31,135	88,008
	Keding Enterprises Co. Ltd.	5,000	20,592
#	KEE TAI Properties Co. Ltd.	1,227,473	833,096
#	Kenda Rubber Industrial Co. Ltd.	1,850,155	1,801,977
#	Kerry TJ Logistics Co. Ltd.	732,000	912,969
#	Key Ware Electronics Co. Ltd.	205,666	91,244
#	Keystone Microtech Corp.	50,000	541,629
	KHGEARS International Ltd.	50,000	181,975

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Kindom Development Co. Ltd.	1,206,900	$2,229,467
	King Chou Marine Technology Co. Ltd.	196,920	230,049
	King Polytechnic Engineering Co. Ltd.	59,000	98,384
#	King's Town Bank Co. Ltd.	2,749,701	4,932,976
# *	King's Town Construction Co. Ltd.	333,074	1,046,125
	Kingstate Electronics Corp.	19,000	28,140
	Kinik Co.	318,000	3,072,563
#	Kinko Optical Co. Ltd.	412,103	347,906
	Kinpo Electronics	3,476,157	2,509,494
#	Kinsus Interconnect Technology Corp.	851,000	2,783,145
	KMC Kuei Meng International, Inc.	190,253	855,343
#	KNH Enterprise Co. Ltd.	589,020	366,509
	Ko Ja Cayman Co. Ltd.	13,000	18,533
#	KS Terminals, Inc.	389,482	905,867
	Kung Long Batteries Industrial Co. Ltd.	244,000	1,083,112
# *	Kung Sing Engineering Corp.	1,126,290	447,147
#	Kuo Toong International Co. Ltd.	662,648	1,525,363
*	Kuo Yang Construction Co. Ltd.	691,899	608,484
#	Kwong Fong Industries Corp.	313,691	117,830
	Kwong Lung Enterprise Co. Ltd.	316,000	551,976
	KYE Systems Corp.	133,672	234,692
#	L&K Engineering Co. Ltd.	558,580	4,007,002
	La Kaffa International Co. Ltd.	80,701	252,668
*	LAN FA Textile	764,933	240,254
	Lang, Inc.	12,000	13,565
#	Lanner Electronics, Inc.	295,650	846,261
#	Laser Tek Taiwan Co. Ltd.	240,128	490,580
#	Laster Tech Corp. Ltd.	149,091	177,584
# *	Leader Electronics, Inc.	287,499	153,802
# *	Lealea Enterprise Co. Ltd.	2,497,967	769,812
*	Leatec Fine Ceramics Co. Ltd.	23,000	21,733
#	LEE CHI Enterprises Co. Ltd.	648,000	350,209
#	Lelon Electronics Corp.	317,327	820,943
#	Lemtech Holdings Co. Ltd.	108,055	337,409
	Leo Systems, Inc.	76,000	89,901
*	Leofoo Development Co. Ltd.	111,278	64,107
*	Li Peng Enterprise Co. Ltd.	1,735,897	553,838
	Lian HWA Food Corp.	342,392	1,252,815
	Lida Holdings Ltd.	57,400	47,759
	Ligitek Electronics Co. Ltd.	24,000	16,636
#	Lingsen Precision Industries Ltd.	1,273,506	813,725
#	Lintes Technology Co. Ltd.	16,573	87,972
#	Lion Travel Service Co. Ltd.	155,000	712,769
	Liton Technology Corp.	106,000	141,779
# *	Long Bon International Co. Ltd.	469,274	360,839
	Long Da Construction & Development Corp.	526,000	891,554
*	Longchen Paper & Packaging Co. Ltd.	2,382,637	1,014,865
#	Longwell Co.	400,000	995,610
#	Loop Telecommunication International, Inc.	85,000	164,054
#	Lucky Cement Corp.	540,000	269,635
#	Lumax International Corp. Ltd.	303,832	1,097,932
*	Lung Yen Life Service Corp.	463,000	719,324
	Lungteh Shipbuilding Co. Ltd.	96,000	372,389
	Luxe Green Energy Technology Co. Ltd.	78,280	76,471
#	M3 Technology, Inc.	43,000	165,229
#	M31 Technology Corp.	76,561	2,642,474
	Macauto Industrial Co. Ltd.	118,000	251,365
	Machvision, Inc.	119,398	1,178,285
	Macnica Galaxy, Inc.	6,000	13,183

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Macroblock, Inc.	60,000	$161,633
#	Macronix International Co. Ltd.	4,316,000	3,887,648
	MacroWell OMG Digital Entertainment Co. Ltd.	16,000	44,424
	Man Zai Industrial Co. Ltd.	40,000	64,685
#	Marketech International Corp.	227,000	1,052,819
#	Materials Analysis Technology, Inc.	161,320	1,318,512
	Maxigen Biotech, Inc.	30,600	40,189
	Mayer Steel Pipe Corp.	621,080	550,504
	Maywufa Co. Ltd.	69,322	50,996
	Mechema Chemicals International Corp.	55,000	118,652
	Medeon Biodesign, Inc.	8,000	11,093
# *	Megaforce Co. Ltd.	118,000	115,692
	Meiloon Industrial Co.	266,184	222,745
*	Mercuries & Associates Holding Ltd.	1,697,367	1,027,539
# *	Mercuries Life Insurance Co. Ltd.	8,074,641	1,899,931
#	Merida Industry Co. Ltd.	288,000	2,205,577
	Merry Electronics Co. Ltd.	672,914	2,543,559
#	METAAGE Corp.	140,000	251,081
#	Microbio Co. Ltd.	934,000	1,151,727
#	Mildef Crete, Inc.	193,000	550,134
#	MIN AIK Technology Co. Ltd.	308,452	273,094
	Mirle Automation Corp.	262,098	628,044
	Mitac Holdings Corp.	2,861,918	3,723,379
	MJ International Co. Ltd.	19,000	34,168
# *	Mobiletron Electronics Co. Ltd.	155,800	208,237
#	MOSA Industrial Corp.	287,391	233,327
#	Mosel Vitelic, Inc.	169,000	167,899
#	Motech Industries, Inc.	855,000	748,687
	MPI Corp.	228,000	3,785,905
#	MSSCORPS Co. Ltd.	94,000	391,124
#	Nak Sealing Technologies Corp.	173,954	676,174
	Namchow Holdings Co. Ltd.	565,000	1,026,536
	Nan Juen International Co. Ltd.	6,000	34,046
	Nan Liu Enterprise Co. Ltd.	49,000	104,960
	Nan Pao Resins Chemical Co. Ltd.	71,000	715,276
*	Nan Ren Lake Leisure Amusement Co. Ltd.	438,317	221,524
#	Nang Kuang Pharmaceutical Co. Ltd.	213,000	301,651
#	Nantex Industry Co. Ltd.	927,606	1,134,928
#	National Aerospace Fasteners Corp.	74,000	221,411
	National Petroleum Co. Ltd.	227,824	449,144
#	Netronix, Inc.	209,000	789,104
*	New Asia Construction & Development Corp.	265,000	111,009
	New Best Wire Industrial Co. Ltd.	195,600	204,324
*	Newmax Technology Co. Ltd.	163,000	144,462
#	Nexcom International Co. Ltd.	420,094	645,786
#	Nextronics Engineering Corp.	29,000	117,363
	Nichidenbo Corp.	636,417	1,252,881
#	Nidec Chaun-Choung Technology Corp.	110,000	846,778
	Nien Hsing Textile Co. Ltd.	249,345	148,520
#	Niko Semiconductor Co. Ltd.	220,400	346,828
#	Nishoku Technology, Inc.	132,400	605,562
	North-Star International Co. Ltd.	13,000	26,700
	Nova Technology Corp.	84,000	414,744
#	Nuvoton Technology Corp.	202,000	649,276
	O-Bank Co. Ltd.	2,729,071	849,849
*	Ocean Plastics Co. Ltd.	764,200	869,702
#	OK Biotech Co. Ltd.	215,130	170,971
#	Optimax Technology Corp.	253,000	239,223
	Orient Europharma Co. Ltd.	8,000	11,735

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Orient Semiconductor Electronics Ltd.	1,061,599	$1,581,304
#	Oriental Union Chemical Corp.	1,537,267	839,255
#	O-TA Precision Industry Co. Ltd.	216,227	591,636
#	Pacific Construction Co.	933,921	347,491
#	Pacific Hospital Supply Co. Ltd.	255,209	659,935
	PADAUK Technology Co. Ltd.	6,000	21,096
*	Paiho Shih Holdings Corp.	561,560	325,641
#	Pan German Universal Motors Ltd.	32,000	288,948
#	Pan Jit International, Inc.	988,486	1,655,146
#	Pan-International Industrial Corp.	1,321,747	1,424,985
	Panion & BF Biotech, Inc.	203,449	586,290
# *	Paragon Technologies Co. Ltd.	180,727	213,579
#	Parpro Corp.	208,000	198,415
	Patec Precision Industry Co. Ltd.	50,000	153,049
*	PChome Online, Inc.	285,383	281,735
#	PCL Technologies, Inc.	196,400	446,656
#	P-Duke Technology Co. Ltd.	214,633	603,155
	Pegavision Corp.	114,913	1,473,093
#	PharmaEngine, Inc.	194,000	551,200
# *	Phihong Technology Co. Ltd.	757,000	983,256
#	Phoenix Silicon International Corp.	370,293	1,362,598
#	Phoenix Tours International, Inc.	114,400	228,730
*	Phytohealth Corp.	225,000	133,020
#	Pixart Imaging, Inc.	462,150	2,310,133
#	Planet Technology Corp.	160,000	762,363
#	Plastron Precision Co. Ltd.	402,460	188,739
*	Pleasant Hotel International, Inc.	5,000	19,746
	Polytronics Technology Corp.	200,124	342,521
	Posiflex Technology, Inc.	118,457	678,147
	Power Wind Health Industry, Inc.	119,314	418,585
	Powertip Technology Corp.	58,000	25,736
#	Poya International Co. Ltd.	153,322	2,397,724
	President Securities Corp.	2,779,193	2,337,472
	Primax Electronics Ltd.	1,333,000	3,734,241
*	Prime Electronics & Satellitics, Inc.	216,000	105,441
#	Prince Housing & Development Corp.	2,809,644	1,066,732
#	Princeton Technology Corp.	83,000	58,282
	Pro Hawk Corp.	60,000	312,710
#	Progate Group Corp.	36,000	240,510
#	Prolific Technology, Inc.	40,000	38,582
#	Promate Electronic Co. Ltd.	622,000	1,696,039
#	Prosperity Dielectrics Co. Ltd.	312,559	484,546
	PSS Co. Ltd.	24,000	106,682
#	QST International Corp.	150,612	345,811
	Qualipoly Chemical Corp.	308,048	445,233
#	Quang Viet Enterprise Co. Ltd.	154,000	518,892
#	Quanta Storage, Inc.	548,000	1,687,584
#	Quintain Steel Co. Ltd.	970,039	421,971
#	Radiant Opto-Electronics Corp.	398,000	2,173,579
# *	Radium Life Tech Co. Ltd.	1,996,546	709,953
	Rafael Microelectronics, Inc.	31,821	117,345
	Raydium Semiconductor Corp.	166,000	1,902,593
#	Rechi Precision Co. Ltd.	880,181	815,450
	Rexon Industrial Corp. Ltd.	248,000	322,109
# *	Rich Development Co. Ltd.	1,670,036	701,295
*	Ritek Corp.	2,008,867	1,113,726
	RoyalTek Co. Ltd.	6,000	10,270
#	Ruby Tech Corp.	12,000	22,573
	Ruentex Engineering & Construction Co.	199,540	1,388,877

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Run Long Construction Co. Ltd.	159,000	$596,913
#	Sakura Development Co. Ltd.	372,555	902,094
	Sampo Corp.	1,267,861	1,093,033
	San Fang Chemical Industry Co. Ltd.	686,647	661,061
#	San Far Property Ltd.	573,510	769,118
#	San Fu Chemical Co. Ltd.	79,000	310,143
#	San Shing Fastech Corp.	445,875	772,566
	Sanitar Co. Ltd.	155,000	192,660
#	Sanyang Motor Co. Ltd.	857,000	2,007,336
	Savior Lifetec Corp.	741,000	504,994
#	SCI Pharmtech, Inc.	80,982	225,325
#	Scientech Corp.	190,000	2,378,500
	ScinoPharm Taiwan Ltd.	578,000	456,678
#	SciVision Biotech, Inc.	57,000	188,608
	SDI Corp.	398,000	1,459,480
#	Sea Sonic Electronics Co. Ltd.	87,000	217,359
#	Securitag Assembly Group Co.	37,000	115,638
	Senao International Co. Ltd.	310,541	351,324
#	Senao Networks, Inc.	81,000	395,784
#	Sensortek Technology Corp.	66,000	588,678
#	Sercomm Corp.	818,000	2,857,381
	Sesoda Corp.	616,803	668,869
#	Shan-Loong Transportation Co. Ltd.	262,000	177,351
#	Sharehope Medicine Co. Ltd.	309,300	297,150
	Sheng Yu Steel Co. Ltd.	328,980	256,492
#	ShenMao Technology, Inc.	355,891	785,460
#	Shieh Yih Machinery Industry Co. Ltd.	322,000	420,720
#	Shih Her Technologies, Inc.	162,000	453,132
*	Shih Wei Navigation Co. Ltd.	620,842	362,375
*	Shihlin Development Co. Ltd.	107,000	48,435
	Shin Hai Gas Corp.	1,245	2,037
	Shin Hsiung Natural Gas Co. Ltd.	31,735	51,223
	Shin Ruenn Development Co. Ltd.	234,000	791,373
#	Shin Zu Shing Co. Ltd.	531,943	3,467,095
#	Shinfox Energy Co. Ltd.	219,000	1,063,907
# *	Shining Building Business Co. Ltd.	1,272,814	449,972
#	Shinkong Insurance Co. Ltd.	666,131	1,926,150
	Shinkong Synthetic Fibers Corp.	4,133,395	2,166,119
#	Shinkong Textile Co. Ltd.	788,542	1,154,451
	Shiny Chemical Industrial Co. Ltd.	389,467	1,827,890
#	ShunSin Technology Holding Ltd.	55,000	382,264
#	Shuttle, Inc.	978,152	681,583
#	Sigurd Microelectronics Corp.	1,466,907	3,468,856
	Silicon Integrated Systems Corp.	491,400	1,186,116
	Simplo Technology Co. Ltd.	14,000	153,862
	Sincere Navigation Corp.	869,139	705,150
	Sinher Technology, Inc.	145,000	149,343
#	Sinmag Equipment Corp.	158,056	708,660
	Sinon Corp.	1,334,510	1,864,677
	Sinopower Semiconductor, Inc.	13,200	40,274
	Sinphar Pharmaceutical Co. Ltd.	294,938	343,968
#	Sinyi Realty, Inc.	834,660	871,042
#	Sirtec International Co. Ltd.	229,600	252,435
#	Sitronix Technology Corp.	366,879	2,793,887
#	Siward Crystal Technology Co. Ltd.	491,000	460,963
	Soft-World International Corp.	234,000	938,645
#	Solar Applied Materials Technology Corp.	1,527,372	2,961,230
#	Solteam, Inc.	233,607	361,805
*	Solytech Enterprise Corp.	150,000	68,907

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Song Shang Electronics Co. Ltd.	76,000	$60,369
	Sonix Technology Co. Ltd.	516,000	761,027
#	Southeast Cement Co. Ltd.	579,700	415,072
#	Speed Tech Corp.	321,000	498,361
#	Sporton International, Inc.	252,231	1,730,544
#	Sports Gear Co. Ltd.	71,000	218,883
#	St. Shine Optical Co. Ltd.	115,000	618,879
#	Standard Chemical & Pharmaceutical Co. Ltd.	288,571	656,015
	Standard Foods Corp.	1,035,000	1,252,832
#	Stark Technology, Inc.	334,688	1,196,077
	S-Tech Corp.	248,000	263,217
	STL Technology Co. Ltd.	17,000	14,422
	Sumeeko Industries Co. Ltd.	19,000	75,730
	Sun Max Tech Ltd.	19,000	29,561
#	Sun Yad Construction Co. Ltd.	233,512	148,449
	Sunjuice Holdings Co. Ltd.	12,000	65,241
#	Sunko INK Co. Ltd.	433,400	206,084
	SunMax Biotechnology Co. Ltd.	96,000	806,960
#	Sunny Friend Environmental Technology Co. Ltd.	245,998	745,030
	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	1,954,422
#	Sunplus Innovation Technology, Inc.	33,000	164,762
*	Sunplus Technology Co. Ltd.	1,577,000	1,581,826
	Sunrex Technology Corp.	308,612	513,855
#	Sunspring Metal Corp.	328,069	327,137
#	Supreme Electronics Co. Ltd.	1,750,184	4,181,416
#	Swancor Holding Co. Ltd.	176,000	612,043
#	Sweeten Real Estate Development Co. Ltd.	728,712	992,478
#	Symtek Automation Asia Co. Ltd.	188,398	661,689
#	Syncmold Enterprise Corp.	360,750	1,101,493
#	Synmosa Biopharma Corp.	584,076	727,866
#	Syscom Computer Engineering Co.	54,000	93,991
#	Sysgration	291,000	376,734
	Systex Corp.	475,388	1,778,200
	T3EX Global Holdings Corp.	256,000	726,495
#	Ta Liang Technology Co. Ltd.	142,140	317,744
#	Ta Ya Electric Wire & Cable	1,647,685	2,731,988
	Ta Yih Industrial Co. Ltd.	106,000	125,707
	Tah Hsin Industrial Corp.	221,092	483,884
	TAI Roun Products Co. Ltd.	96,000	44,886
#	TA-I Technology Co. Ltd.	397,788	615,351
# *	Tai Tung Communication Co. Ltd.	379,582	323,165
	Taichung Commercial Bank Co. Ltd.	8,537,095	4,640,674
	TaiDoc Technology Corp.	185,470	917,360
#	Taiflex Scientific Co. Ltd.	687,565	1,152,732
#	Taimide Tech, Inc.	316,262	400,716
#	Tainan Enterprises Co. Ltd.	250,370	287,725
	Tainan Spinning Co. Ltd.	4,004,044	2,157,064
*	Tainergy Tech Co. Ltd.	313,000	205,966
#	Tai-Saw Technology Co. Ltd.	235,120	199,744
#	TaiSol Electronics Co. Ltd.	192,000	501,092
# *	Taisun Enterprise Co. Ltd.	429,648	275,158
#	Taita Chemical Co. Ltd.	948,828	527,341
	TAI-TECH Advanced Electronics Co. Ltd.	153,000	609,046
	Taiwan Chelic Corp. Ltd.	24,000	38,106
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	282,113	304,223
#	Taiwan Cogeneration Corp.	1,490,845	2,107,400
	Taiwan Environment Scientific Co. Ltd.	6,000	10,922
	Taiwan FamilyMart Co. Ltd.	37,000	213,485
	Taiwan Fertilizer Co. Ltd.	913,000	1,796,685

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	$826,213
#	Taiwan FU Hsing Industrial Co. Ltd.	575,000	983,953
# *	Taiwan Glass Industry Corp.	1,666,000	889,812
	Taiwan Hon Chuan Enterprise Co. Ltd.	885,468	4,224,123
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	557,120	703,465
	Taiwan IC Packaging Corp.	191,000	116,306
††	Taiwan Land Development Corp.	2,845,991	43,508
	Taiwan Line Tek Electronic	148,510	145,203
#	Taiwan Mask Corp.	478,000	1,047,713
#	Taiwan Navigation Co. Ltd.	730,777	754,581
	Taiwan Paiho Ltd.	841,287	1,723,494
	Taiwan PCB Techvest Co. Ltd.	925,238	1,049,489
	Taiwan Sakura Corp.	702,803	2,082,888
#	Taiwan Sanyo Electric Co. Ltd.	426,400	545,695
	Taiwan Secom Co. Ltd.	392,000	1,585,994
	Taiwan Semiconductor Co. Ltd.	665,000	1,283,610
#	Taiwan Shin Kong Security Co. Ltd.	1,307,577	1,615,151
	Taiwan Steel Union Co. Ltd.	18,000	61,093
#	Taiwan Styrene Monomer	1,787,209	757,630
#	Taiwan Surface Mounting Technology Corp.	856,388	3,232,192
	Taiwan Taxi Co. Ltd.	85,888	292,022
# *	Taiwan TEA Corp.	1,470,897	996,512
	Taiwan Union Technology Corp.	737,000	3,638,214
#	Taiwan-Asia Semiconductor Corp.	1,077,804	1,249,070
	Taiyen Biotech Co. Ltd.	383,883	398,289
	Tatung System Technologies, Inc.	7,000	18,055
	TBI Motion Technology Co. Ltd.	46,000	47,808
#	TCI Co. Ltd.	251,746	1,099,244
#	Te Chang Construction Co. Ltd.	258,206	456,913
	Tehmag Foods Corp.	116,380	1,113,764
	Ten Ren Tea Co. Ltd.	140,980	143,805
#	Tera Autotech Corp.	91,885	76,136
#	Test Research, Inc.	551,820	2,479,758
#	Test Rite International Co. Ltd.	1,117,495	694,598
#	Thermaltake Technology Co. Ltd.	75,000	92,943
#	Thinking Electronic Industrial Co. Ltd.	241,204	1,221,720
	Thye Ming Industrial Co. Ltd.	353,135	821,634
	Tofu Restaurant Co. Ltd.	6,000	47,884
	Ton Yi Industrial Corp.	2,523,644	1,144,630
	Tong Hsing Electronic Industries Ltd.	580,681	2,456,086
#	Tong Yang Industry Co. Ltd.	1,121,741	3,191,280
#	Tong-Tai Machine & Tool Co. Ltd.	543,892	469,499
#	Top Union Electronics Corp.	222,886	210,610
	Topco Scientific Co. Ltd.	527,356	4,337,587
#	Topco Technologies Corp.	182,720	395,027
#	Topkey Corp.	222,000	1,265,748
#	Topoint Technology Co. Ltd.	428,898	463,842
*	TPK Holding Co. Ltd.	1,025,000	1,390,661
	Trade-Van Information Services Co.	255,000	587,304
	Transart Graphics Co. Ltd.	18,000	27,434
#	Transcend Information, Inc.	603,000	1,830,435
	Transcom, Inc.	146,300	709,746
	Trusval Technology Co. Ltd.	81,000	457,919
	Tsang Yow Industrial Co. Ltd.	22,000	19,675
#	Tsann Kuen Enterprise Co. Ltd.	172,059	182,897
#	TSC Auto ID Technology Co. Ltd.	104,296	612,892
#	TSEC Corp.	1,401,584	1,185,484
	TSRC Corp.	1,662,200	1,154,171
	Ttet Union Corp.	153,000	663,426

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	TTFB Co. Ltd.	48,500	$308,566
	TTY Biopharm Co. Ltd.	620,979	1,402,294
# *	Tul Corp.	73,000	171,590
	Tung Ho Steel Enterprise Corp.	1,590,630	3,568,679
#	Tung Thih Electronic Co. Ltd.	148,000	425,842
#	TURVO International Co. Ltd.	98,922	380,491
	TXC Corp.	936,053	2,956,153
#	TYC Brother Industrial Co. Ltd.	454,980	916,259
#	Tycoons Group Enterprise	937,779	296,088
*	Tyntek Corp.	1,029,039	589,118
#	TZE Shin International Co. Ltd.	160,000	129,972
# *	U-BEST Innovative Technology Co. Ltd.	270,000	166,033
	Ubright Optronics Corp.	20,000	44,625
#	UDE Corp.	251,000	564,015
#	Ultra Chip, Inc.	100,000	267,286
	U-MEDIA Communications, Inc.	14,000	22,576
#	U-Ming Marine Transport Corp.	1,358,000	2,144,402
	Unic Technology Corp.	124,000	130,113
	Unictron Technologies Corp.	23,000	50,667
#	Uniform Industrial Corp.	78,000	81,583
#	Union Bank of Taiwan	8,374,151	3,818,144
*	Union Insurance Co. Ltd.	45,000	48,676
#	Unitech Computer Co. Ltd.	341,804	379,481
#	Unitech Printed Circuit Board Corp.	1,984,648	2,167,242
	United Integrated Services Co. Ltd.	510,951	5,352,852
	United Orthopedic Corp.	230,935	648,697
	United Radiant Technology	245,000	132,914
	United Recommend International Co. Ltd.	63,310	132,081
# *	United Renewable Energy Co. Ltd.	3,754,437	1,456,054
* ††	Unity Opto Technology Co. Ltd.	2,760,500	0
#	Univacco Technology, Inc.	125,000	177,157
#	Universal Cement Corp.	1,556,341	1,582,321
#	Universal Microwave Technology, Inc.	57,000	562,515
#	Universal Vision Biotechnology Co. Ltd.	131,652	899,465
	UPC Technology Corp.	2,591,124	992,091
#	Userjoy Technology Co. Ltd.	195,789	477,944
#	USI Corp.	2,737,156	1,321,452
# *	Usun Technology Co. Ltd.	54,000	77,688
#	U-Tech Media Corp.	94,000	74,432
#	Utechzone Co. Ltd.	189,000	660,369
#	UVAT Technology Co. Ltd.	59,000	167,770
	Value Valves Co. Ltd.	27,000	83,944
	Ve Wong Corp.	556,696	905,404
#	Ventec International Group Co. Ltd.	144,000	316,666
	VIA Labs, Inc.	11,000	60,599
#	Viking Tech Corp.	140,000	231,487
#	Visco Vision, Inc.	110,000	830,276
	Visual Photonics Epitaxy Co. Ltd.	522,772	2,423,540
#	Vivotek, Inc.	127,704	477,049
#	Wafer Works Corp.	1,612,251	1,809,408
#	Waffer Technology Corp.	371,512	854,155
#	Wah Hong Industrial Corp.	144,021	147,265
#	Wah Lee Industrial Corp.	556,300	2,332,940
	Walsin Technology Corp.	583,000	2,048,113
#	Walton Advanced Engineering, Inc.	719,197	403,833
#	WAN HWA Enterprise Co.	374,238	150,109
	WEI Chih Steel Industrial Co. Ltd.	72,000	55,440
#	Wei Chuan Foods Corp.	889,000	492,867
#	Weikeng Industrial Co. Ltd.	1,269,459	1,288,914

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Well Shin Technology Co. Ltd.	319,000	$674,751
	Wha Yu Industrial Co. Ltd.	131,000	73,895
#	Wholetech System Hitech Ltd.	180,000	541,745
# *	Win Semiconductors Corp.	153,000	634,820
	Winmate, Inc.	130,000	518,574
#	Winstek Semiconductor Co. Ltd.	234,000	765,519
* ††	Wintek Corp.	5,447,000	0
#	WinWay Technology Co. Ltd.	50,000	1,617,118
	Wisdom Marine Lines Co. Ltd.	1,321,241	2,865,288
*	Wiselink Co. Ltd.	61,000	293,916
	Wistron Information Technology & Services Corp.	87,901	318,283
	Wistron NeWeb Corp.	582,184	2,514,013
#	Wonderful Hi-Tech Co. Ltd.	280,000	312,163
#	Wowprime Corp.	225,400	1,448,419
#	WUS Printed Circuit Co. Ltd.	529,737	844,397
# *	XAC Automation Corp.	139,000	128,649
#	XinTec, Inc.	459,000	3,312,970
#	Xxentria Technology Materials Corp.	584,160	1,195,713
	Yankey Engineering Co. Ltd.	79,802	762,572
#	YC INOX Co. Ltd.	1,267,609	928,900
#	Yea Shin International Development Co. Ltd.	784,799	1,222,525
	Yem Chio Co. Ltd.	1,298,518	873,826
#	Yen Sun Technology Corp.	118,000	185,589
# *	Yeong Guan Energy Technology Group Co. Ltd.	105,987	139,155
#	YFC-Boneagle Electric Co. Ltd.	258,687	178,778
	YFY, Inc.	1,526,212	1,388,472
#	Yi Jinn Industrial Co. Ltd.	669,284	432,229
	Yieh Phui Enterprise Co. Ltd.	3,288,651	1,523,791
	Yonyu Plastics Co. Ltd.	188,600	171,405
#	Young Fast Optoelectronics Co. Ltd.	297,872	569,776
# *	Young Optics, Inc.	75,000	128,052
	Youngtek Electronics Corp.	304,666	681,818
#	Yuanta Futures Co. Ltd.	342,827	920,745
#	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	218,163
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	609,276
#	Yungshin Construction & Development Co. Ltd.	342,000	3,021,502
	YungShin Global Holding Corp.	758,015	1,214,337
	Yusin Holding Corp.	32,721	105,252
#	Zeng Hsing Industrial Co. Ltd.	186,726	577,992
	Zenitron Corp.	635,000	674,850
	Zero One Technology Co. Ltd.	469,226	1,481,447
# *	Zig Sheng Industrial Co. Ltd.	1,224,732	484,356
# *	Zinwell Corp.	800,586	477,190
#	Zippy Technology Corp.	409,948	808,459
#	Zyxel Group Corp.	859,225	958,940
TOTAL TAIWAN			763,145,124
THAILAND — (1.3%)
	AAPICO Hitech PCL (AH/F TB)	718,032	322,304
	AAPICO Hitech PCL (AH-R TB), NVDR	3,870	1,737
*	Absolute Clean Energy PCL	2,794,700	103,493
	Advanced Information Technology PCL, Class F	3,145,000	359,983
	AEON Thana Sinsap Thailand PCL	58,900	189,200
#	After You PCL	856,400	194,609
	Allianz Ayudhya Capital PCL	195,200	182,084
	Amata Corp. PCL	2,376,310	1,573,318
	AP Thailand PCL	5,418,016	1,246,394
	Asia Plus Group Holdings PCL	5,910,200	378,041
	Asia Sermkij Leasing PCL, NVDR	666,100	209,295

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Asian Alliance International PCL	320,300	$49,871
	Asian Sea Corp. PCL, Class F	180,300	46,536
	Bangchak Sriracha PCL	238,500	49,513
	Bangkok Airways PCL	565,700	333,278
#	Bangkok Commercial Asset Management PCL	1,710,900	323,989
	Bangkok Land PCL	28,826,270	436,700
	Bangkok Life Assurance PCL, NVDR	43,700	21,455
	BCPG PCL	2,258,000	348,408
	BEC World PCL	951,133	100,864
*	Better World Green PCL	4,918,532	59,334
*	Beyond Securities PCL	325,500	8,310
	BKI Holdings PCL	180,681	1,434,499
	Bluebik Group PCL	42,500	37,558
	Brooker Group PCL	81,000	1,182
	Cal-Comp Electronics Thailand PCL, Class F	10,230,152	1,067,644
	CH Karnchang PCL	1,294,500	704,539
*	Charoong Thai Wire & Cable PCL, Class F	104,500	12,548
	Chularat Hospital PCL, Class F	9,666,000	650,818
*	CIMB Thai Bank PCL	69,800	881
	CK Power PCL	4,197,600	456,914
#	Dhipaya Group Holdings PCL	2,171,100	1,720,678
	Diamond Building Products PCL	166,700	37,413
	Don Muang Tollway PCL	269,400	90,694
	Dynasty Ceramic PCL	12,811,500	733,215
	Eastern Polymer Group PCL, Class F	1,965,187	253,608
	Eastern Water Resources Development & Management PCL, Class F	1,752,300	130,765
	Ekachai Medical Care PCL	1,111,121	207,293
	Erawan Group PCL	4,081,300	435,094
	Exotic Food PCL, Class F	382,700	261,969
#	Forth Corp. PCL	436,900	127,473
	Forth Smart Service PCL	305,351	43,261
	GFPT PCL	1,453,500	530,102
	Global Green Chemicals PCL, Class F	990,000	134,981
*	Green Tech Ventures PCL, Class F	13,259,934	44,640
* ††	Group Lease PCL, NVDR	1,644,700	5,625
	Gunkul Engineering PCL	1,448,700	84,536
	Haad Thip PCL	456,400	201,023
	Hana Microelectronics PCL	1,060,100	1,382,933
	ICC International PCL	256,952	228,874
	Ichitan Group PCL	1,568,200	708,319
	Index Livingmall PCL	323,300	162,353
	Interlink Communication PCL	359,500	59,001
	IRPC PCL	9,770,700	402,944
	IT City PCL	152,900	21,662
* ††	ITV PLC	2,785,600	0
	Jasmine International PCL	8,469,431	660,542
# *	Jaymart Group Holdings PCL	1,174,800	395,500
#	JMT Network Services PCL	486,400	155,561
	Karmarts PCL	1,847,416	658,218
	KGI Securities Thailand PCL	502,000	59,150
	Khon Kaen Sugar Industry PCL	4,085,156	194,831
	Lalin Property PCL	374,500	67,241
	Lanna Resources PCL	609,350	239,329
	LH Financial Group PCL	8,937,339	203,093
	Loxley PCL	3,892,076	155,050
#	LPN Development PCL	2,622,602	232,499
	Major Cineplex Group PCL	852,400	315,659
*	Malee Group PCL	81,900	24,355
	MBK PCL	3,533,455	1,615,803

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	MC Group PCL	783,000	$226,256
	MCS Steel PCL	646,400	121,500
	Mega Lifesciences PCL	459,200	470,215
	MK Restaurants Group PCL	58,200	42,860
	Modernform Group PCL	177,000	12,315
	Moshi Moshi Retail Corp. PLC	29,000	39,662
	Muang Thai Insurance PCL	61,288	180,537
	Nonthavej Hospital PCL	3,300	3,078
	Northeast Rubber PCL	2,561,112	347,757
*	Nusasiri PCL	2,728,700	23,731
#	Origin Property PCL, Class F	1,798,350	225,014
	Plan B Media PCL, Class F	4,257,356	883,839
*	Platinum Group PCL, Class F	1,855,500	110,357
	Polyplex Thailand PCL	1,079,650	366,496
	Praram 9 Hospital PCL	649,700	326,263
	Precious Shipping PCL	609,631	141,098
	Prima Marine PCL	2,344,566	562,380
*	Principal Capital PCL	372,800	29,494
	Property Perfect PCL	15,771,346	70,793
	Pruksa Holding PCL	885,100	220,996
	PTG Energy PCL	2,485,400	550,839
	Quality Houses PCL	27,030,726	1,357,413
	R&B Food Supply PCL	567,500	120,999
*	Rabbit Holdings PCL, Class F	15,497,631	243,475
	Rajthanee Hospital PCL	505,200	334,485
	Ratchaphruek Hospital PCL, Class F	146,400	23,822
	Ratchthani Leasing PCL	7,986,170	396,564
	Regional Container Lines PCL	559,500	356,309
	Rojana Industrial Park PCL	1,612,254	255,554
	RS PCL	1,941,680	680,909
*	S 11 Group PCL	200,000	10,885
	S Hotels & Resorts PCL	1,863,641	104,567
	Sabina PCL	419,600	257,799
	Saha Pathana Inter-Holding PCL	670,000	1,207,673
	Sahamitr Pressure Container PCL	570,093	147,141
	Saha-Union PCL	562,700	473,587
	Saksiam Leasing PCL	136,500	19,913
*	Samart Corp. PCL	1,268,300	222,384
	Sansiri PCL	33,353,210	1,571,985
	Sappe PCL	336,900	864,816
	SC Asset Corp. PCL	4,470,015	326,050
††	SCG Ceramics PCL	2,521,400	26,172
	SCGJWD Logistics PCL	69,000	24,584
	Sermsang Power Corp. Co. Ltd.	1,594,706	279,616
	Siam City Cement PCL (SCCC/F TB)	16,100	61,202
	Siam Wellness Group PCL, Class F	495,250	94,479
#	Siamgas & Petrochemicals PCL	2,078,300	390,647
	Sikarin PCL, Class F	65,000	17,871
*	Singer Thailand PCL	500,700	113,077
	Singha Estate PCL	4,884,754	102,779
#	Sino-Thai Engineering & Construction PCL	344,935	91,931
	SiS Distribution Thailand PCL	20,200	13,431
	SISB PCL	303,200	276,448
*	SKY ICT PCL, Class F	73,700	32,255
	Somboon Advance Technology PCL	654,737	213,072
	SPCG PCL	745,481	169,404
	Sri Trang Agro-Industry PCL	2,221,892	1,234,211
	Sri Trang Gloves Thailand PCL	2,125,400	536,642
#	Srinanaporn Marketing PCL	285,500	100,119

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Srivichai Vejvivat PCL	640,600	$186,905
# *	Star Petroleum Refining PCL	1,780,000	384,514
	Stars Microelectronics Thailand PCL	263,700	15,388
*	STP & I PCL	2,176,664	184,416
#	Supalai PCL	83,100	39,399
*	Super Energy Corp. PCL	21,851,005	165,515
	Susco PCL	1,816,400	175,296
	SVI PCL	1,049,400	235,523
#	Synnex Thailand PCL	168,240	63,246
	TAC Consumer PCL, Class F	849,400	111,998
	Taokaenoi Food & Marketing PCL, Class F	1,162,480	313,082
	Thai Nakarin Hospital PCL	48,600	48,239
	Thai Stanley Electric PCL (STANLY/F TB), Class F	134,700	782,239
	Thai Vegetable Oil PCL	1,013,582	580,083
	Thai Wacoal PCL	68,300	56,775
	Thai Wah PCL, Class F	478,800	48,626
	Thaicom PCL	1,676,400	592,584
#	Thaifoods Group PCL, Class F	2,755,000	307,614
	Thonburi Healthcare Group PCL	36,900	27,951
	Thoresen Thai Agencies PCL	3,305,378	579,566
	Tipco Asphalt PCL (TASCO/F TB)	1,529,274	677,866
	TIPCO Foods PCL	620,682	174,129
	TKS Technologies PCL	897,343	181,256
	TMT Steel PCL	60,600	7,854
	TPI Polene PCL	13,848,900	442,916
	TPI Polene Power PCL	5,812,382	463,099
	TQM Alpha PCL	491,676	386,223
	Triple i Logistics PCL	119,200	19,897
	TTW PCL	2,288,300	568,143
	Union Auction PCL	788,500	217,891
	United Paper PCL	1,084,800	328,681
	Univanich Palm Oil PCL	1,335,500	312,847
	Vanachai Group PCL	1,316,059	125,532
*	VGI PCL	7,178,900	328,282
††	Vinythai PCL	16,237	1,043
	WHA Utilities & Power PCL	2,849,300	332,532
# *	Xspring Capital PCL	12,172,967	327,845
TOTAL THAILAND			51,395,331
TURKEY — (1.3%)
	Adel Kalemcilik Ticaret ve Sanayi AS	8,328	135,673
*	Adese Alisveris Merkezleri Ticaret AS	3,642,293	236,528
	Afyon Cimento Sanayi TAS	41,364	17,979
	Agesa Hayat ve Emeklilik AS	52,014	204,561
	Akcansa Cimento AS	119,209	537,467
	Aksa Akrilik Kimya Sanayii AS	3,493,167	1,068,649
*	Aksigorta AS	1,457,492	286,641
*	Albaraka Turk Katilim Bankasi AS	3,396,556	643,118
*	Alkim Alkali Kimya AS	191,634	192,394
*	Anadolu Anonim Turk Sigorta Sirketi	342,331	1,049,479
	Anadolu Hayat Emeklilik AS	168,246	592,736
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	56,631	142,877
	ARD Grup Bilisim Teknolojileri AS	425,980	505,342
	Aydem Yenilenebilir Enerji AS	396,992	355,546
	Aygaz AS	137,666	713,037
*	Bagfas Bandirma Gubre Fabrikalari AS	34,076	24,453
*	Banvit Bandirma Vitaminli Yem Sanayii AS	25,106	238,787
*	Baticim Bati Anadolu Cimento Sanayii AS	200,482	1,117,161
	Bera Holding AS	2,112,693	1,087,147

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Biotrend Cevre VE Enerji Yatirimlari AS	640,925	$375,628
	Bogazici Beton Sanayi Ve Ticaret AS	232,497	200,590
	Bosch Fren Sistemleri Sanayi ve Ticaret AS	1,681	41,131
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	59,706	195,054
	Bursa Cimento Fabrikasi AS	2,021,576	499,497
*	Can2 Termik AS	2,740,703	149,722
	Celebi Hava Servisi AS	4,288	262,663
*	Cemas Dokum Sanayi AS	1,927,018	259,515
	Cemtas Celik Makina Sanayi Ve Ticaret AS	501,461	160,463
	Cimsa Cimento Sanayi VE Ticaret AS	1,354,087	1,378,835
	Deva Holding AS	102,907	217,909
	Dogan Sirketler Grubu Holding AS	499,728	253,228
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	635,533	210,417
	Eczacibasi Yatirim Holding Ortakligi AS	69,675	459,739
	EGE Endustri VE Ticaret AS	2,623	968,090
	EGE Gubre Sanayii AS	104,905	175,997
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	438,609	717,386
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	247,719
	Escar Turizm Tasimacilik Ticaret AS	28,851	312,587
	Europap Tezol Kagit Sanayi VE Ticaret AS	285,408	144,986
*	Europen Endustri Insaat Sanayi VE Ticaret AS	65,541	30,592
	Galata Wind Enerji AS	446,347	444,021
*	Gersan Elektrik Ticaret ve Sanayi AS	59,407	59,034
	Global Yatirim Holding AS	1,488,949	732,648
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	26,268	372,557
*	Goodyear Lastikleri TAS	220,957	129,666
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	497,253
	GSD Holding AS	1,410,863	164,564
*	Hitit Bilgisayar Hizmetleri AS	12,164	26,249
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1,600,242	402,126
*	Inveo Yatirim Holding AS	6,799	8,638
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	300,257	407,418
*	Is Finansal Kiralama AS	920,944	382,060
	Is Yatirim Menkul Degerler AS	720,073	813,720
*	Isiklar Enerji ve Yapi Holding AS	492,320	117,583
*	Izmir Demir Celik Sanayi AS	1,712,192	310,831
	Jantsa Jant Sanayi Ve Ticaret AS	218,325	180,101
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	351,760	280,180
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	675,187	486,958
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMB TI), Class B	258,839	169,792
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	2,400,736	2,192,463
*	Karel Elektronik Sanayi ve Ticaret AS	533,074	246,353
*	Karsan Otomotiv Sanayii Ve Ticaret AS	919,275	428,574
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	3,217,433	363,452
*	Kerevitas Gida Sanayi ve Ticaret AS	84,695	42,519
	Kervan Gida Sanayi Ve Ticaret AS	143,054	120,045
	Kimteks Poliuretan Sanayi VE Ticaret AS	19,896	32,024
	Kocaer Celik Sanayi Ve Ticaret AS	63,250	85,990
*	Kordsa Teknik Tekstil AS	178,590	527,801
*	Koza Anadolu Metal Madencilik Isletmeleri AS	648,948	1,194,292
	LDR Turizm AS	124,217	290,750
	Logo Yazilim Sanayi Ve Ticaret AS	206,423	698,824
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	13,831	39,687
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	674,832	2,296,916
*	MIA Teknoloji AS	630,011	1,129,580
* Ω	MLP Saglik Hizmetleri AS	216,093	2,398,339
*	Naturel Yenilenebilir Enerji Ticaret AS	100,880	140,225
*	NET Holding AS	552,554	567,633

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Nuh Cimento Sanayi AS	175,723	$1,623,968
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,606,376	392,206
*	Orge Enerji Elektrik Taahhut AS	76,389	169,835
	Osmanli Yatirim Menkul Degerler AS	1,785	12,447
*	Oyak Yatirim Menkul Degerler AS	34,834	45,792
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	90,062	165,693
*	Parsan Makina Parcalari Sanayii AS	67,138	230,335
*	Peker Gayrimenkul Yatirim Ortakligi AS	848,683	151,223
	Polisan Holding AS	541,293	212,303
	Politeknik Metal Sanayi ve Ticaret AS	255	61,886
*	Reysas Tasimacilik ve Lojistik Ticaret AS	1,346,149	1,976,122
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,528,153	1,530,542
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	62,848	121,805
	Sekerbank Turk AS	3,407,411	440,211
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	656,692
	Sok Marketler Ticaret AS	278,258	502,589
	Suwen Tekstil Sanayi Pazarlama AS	19,541	19,725
*	Tekfen Holding AS	606,459	1,057,812
*	Teknosa Ic Ve Dis Ticaret AS	425,506	400,820
*	Tukas Gida Sanayi ve Ticaret AS	191,985	50,921
*	Tumosan Motor ve Traktor Sanayi AS	47,923	186,778
*	Turcas Petrol AS	86,340	73,051
*	Turkiye Sinai Kalkinma Bankasi AS	4,705,310	1,790,688
*	Ulker Biskuvi Sanayi AS	212,133	1,074,470
*	Ulusoy Un Sanayi ve Ticaret AS	77,869	64,580
*	Usak Seramik Sanayii AS	45,662	37,531
*	Vakif Finansal Kiralama AS	1,470,445	131,451
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	39,862	145,514
	Vestel Beyaz Esya Sanayi ve Ticaret AS	849,473	513,996
*	Vestel Elektronik Sanayi ve Ticaret AS	271,184	578,448
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	362,255	339,280
	Yayla Agro Gida Sanayi VE Nakliyat AS	135,676	48,763
	Ziraat Gayrimenkul Yatirim Ortakligi AS	570,754	118,430
*	Zorlu Enerji Elektrik Uretim AS	4,720,490	779,729
TOTAL TURKEY			50,897,825
UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Islamic Bank PJSC	2,728,648	9,099,428
	Abu Dhabi National Hotels	4,470,642	753,281
	Abu Dhabi National Insurance Co. PSC	107,433	178,453
*	Abu Dhabi Ports Co. PJSC	1,478,963	2,093,641
	Abu Dhabi Ship Building Co. PJSC	238,479	259,872
	Agthia Group PJSC	901,446	1,758,546
	Air Arabia PJSC	6,818,535	4,885,111
*	Ajman Bank PJSC	3,693,896	1,879,536
*	AL Seer Marine Supplies & Equipment Co. LLC	331,776	375,023
	AL Yah Satellite Communications Co-PJSC-Yah Sat	1,930,092	1,107,950
	Amanat Holdings PJSC	3,523,544	1,063,988
*	Amlak Finance PJSC	2,059,322	425,625
*	Apex Investment Co. PSC	3,773,550	1,743,174
* ††	Arabtec Holding PJSC	2,783,626	0
*	Aramex PJSC	1,865,285	1,265,373
	Burjeel Holdings PLC	1,253,400	911,795
*	Dana Gas PJSC	12,509,845	2,332,728
	Deyaar Development PJSC	4,393,484	850,467
	Dubai Financial Market PJSC	4,202,095	1,464,709
	Dubai Investments PJSC	5,504,649	3,054,818
	Emaar Development PJSC	2,036,308	4,709,774
	Emirates Central Cooling Systems Corp.	272,341	122,331

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates Integrated Telecommunications Co. PJSC	795,895	$1,311,519
*	EMSTEEL Building Materials PJSC	5,166,198	1,886,023
*	Eshraq Investments PJSC	2,286,216	199,759
	Fertiglobe PLC	113,966	76,954
*	Ghitha Holding PJSC	85,120	702,726
*	Gulf Navigation Holding PJSC	1,089,050	1,776,484
*	Islamic Arab Insurance Co.	81,388	8,331
*	Manazel PJSC	3,501,339	348,040
*	Multiply Group PJSC	530,296	332,160
	National Central Cooling Co. PJSC	86,618	72,050
*	National Corp. for Tourism & Hotels	11,988	9,476
	Palms Sports PrJSC	84,283	228,832
	RAK Properties PJSC	3,976,501	1,157,496
	Ras Al Khaimah Ceramics	1,082,716	681,385
	Salik Co. PJSC	288,344	264,642
	Taaleem Holdings PJSC	45,676	46,476
	TECOM Group PJSC	336,524	250,993
*	Union Properties PJSC	6,905,565	716,214
TOTAL UNITED ARAB EMIRATES			50,405,183
UNITED STATES — (0.0%)
# * Ω	Sirnaomics Ltd.	36,800	21,563
TOTAL COMMON STOCKS			4,033,406,064
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
*	Alpargatas SA	389,166	591,715
	Banco ABC Brasil SA, 6.906%	333,934	1,300,041
Ω	Banco BMG SA, 14.917%	238,649	148,097
	Banco do Estado do Rio Grande do Sul SA Class B, 5.239%	641,361	1,297,202
	Banco Pan SA, 2.478%	914,122	1,402,823
	Banco Pine SA, 10.986%	46,090	34,876
	Centrais Eletricas de Santa Catarina SA, 8.053%	59,700	794,255
	Cia de Ferro Ligas da Bahia FERBASA, 6.296%	604,412	878,383
	Cia De Sanena Do Parana, 5.020%	4,069,627	3,986,057
	Cia Energetica do Ceara Class A, 3.148%	28,775	155,877
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.974%	455,278	1,976,897
	Eucatex SA Industria e Comercio, 6.064%	184,006	497,089
	Grazziotin SA, 10.322%	3,991	17,563
	Marcopolo SA, 7.139%	2,161,813	2,319,989
	Randon SA Implementos e Participacoes, 4.809%	606,987	1,146,119
	Schulz SA, 5.856%	370,405	413,224
	Taurus Armas SA, 5.264%	89,304	182,045
	Track & Field Co. SA, 1.814%	148,500	290,113
	Unipar Carbocloro SA Class B, 5.316%	268,233	2,470,275
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.551%	1,267,921	1,394,318
TOTAL BRAZIL			21,296,958
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 8.073%	327,847	476,172
	Embotelladora Andina SA Class B, 5.555%	128,271	409,923
TOTAL CHILE			886,095
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 8.282%	343,231	36,009

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

COLOMBIA — (Continued)
	Grupo de Inversiones Suramericana SA, 6.233%	5,489	$29,132
TOTAL COLOMBIA			65,141
INDIA — (0.0%)
* ††	Sundaram Clayton Ltd.	1,268	124
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	435,739	265,025
TOTAL PREFERRED STOCKS			22,513,343
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	1,356	258
*	Grupo Casas Bahia SA Warrants 09/19/2024	1,566,315	2,769
*	Zamp SA Rights 08/27/2024	261,900	3,241
TOTAL BRAZIL			6,268
INDIA — (0.0%)
*	Tata Consumer Products Ltd. Rights 08/19/2024	1,420	6,275
SOUTH AFRICA — (0.0%)
*	Pick n Pay Stores Ltd. Rights 08/02/2024	388,711	157,725
TAIWAN — (0.0%)
*	ENE Technology, Inc. Rights 08/05/2024	265	28
*	Mercuries Life Insurance Co. Ltd. Rights 07/30/2024	380,020	10,405
*	Shin Zu Shing Co. Ltd. Rights 09/13/2024	17,000	21,204
*	Taiwan Hopax Chemicals Manufacturing Co. Ltd. Rights 08/19/2024	62,620	8,192
TOTAL TAIWAN			39,829
THAILAND — (0.0%)
*	Better World Green PCL Warrants	2,335,733	0
*	Better World Green PCL Warrants 08/13/2025	1,717,272	2,409
*	Northeast Rubber PCL Warrants 05/15/2026	426,852	9,221
*	Rml Rates Rec (F) Rights	293,166	0
# *	Thaifoods Group PCL Warrants 05/14/2027	275,500	6,879
TOTAL THAILAND			18,509
TOTAL RIGHTS/WARRANTS			228,606
TOTAL INVESTMENT SECURITIES (Cost $3,032,272,624)			4,056,148,013

			Value†
SECURITIES LENDING COLLATERAL — (0.6%)
@ §	The DFA Short Term Investment Fund	2,206,212	25,519,258
TOTAL INVESTMENTS — (100.0%)
(Cost $3,057,793,208)^^			$4,081,667,271

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.

The Emerging Markets Small Cap Series
CONTINUED
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2024, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	105	09/20/24	$28,835,516	$29,179,500	$343,984
Total Futures Contracts			$28,835,516	$29,179,500	$343,984
Summary of the Series' investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$136,041,240	$6,438,505	—	$142,479,745
Chile	1,563,771	22,863,616	—	24,427,387
China	25,623,086	739,923,834	$6,220,136	771,767,056
Colombia	4,690,635	—	—	4,690,635
Greece	431,779	21,272,742	—	21,704,521
Hong Kong	—	2,680,305	—	2,680,305
Hungary	—	3,565,501	—	3,565,501
India	—	1,080,640,704	42,641	1,080,683,345
Indonesia	—	64,778,541	218,525	64,997,066
Kuwait	—	21,585,693	—	21,585,693
Malaysia	19,194	66,045,659	165	66,065,018
Mexico	104,061,836	5,726,796	—	109,788,632
Philippines	—	29,538,562	2,724	29,541,286
Poland	—	54,563,854	—	54,563,854
Qatar	—	29,195,281	—	29,195,281
Saudi Arabia	433,693	168,867,196	—	169,300,889
South Africa	15,286,284	109,064,175	—	124,350,459
South Korea	192,732	394,378,468	1,583,165	396,154,365
Taiwan	23,439	763,078,177	43,508	763,145,124
Thailand	47,483,757	3,878,734	32,840	51,395,331
Turkey	—	50,897,825	—	50,897,825
United Arab Emirates	—	50,405,183	—	50,405,183
United States	—	21,563	—	21,563
Preferred Stocks
Brazil	21,148,861	148,097	—	21,296,958
Chile	—	886,095	—	886,095
Colombia	65,141	—	—	65,141
India	—	—	124	124
Philippines	—	265,025	—	265,025
Rights/Warrants
Brazil	—	6,268	—	6,268
India	—	6,275	—	6,275
South Africa	—	157,725	—	157,725
Taiwan	—	39,829	—	39,829

The Emerging Markets Small Cap Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	—	$18,509	—	$18,509
Securities Lending Collateral	—	25,519,258	—	25,519,258
Total Investments in Securities	$357,065,448	$3,716,457,995	$8,143,828˂˃	$4,081,667,271
Financial Instruments
Assets
Futures Contracts**	$343,984	—	—	343,984
Total Financial Instruments	$343,984	—	—	$343,984
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC), Topic 946, Financial Services-Investment Companies.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2024, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$17,011,901
The DFA International Value Series	9,989,752
The Japanese Small Company Series	2,713,966
The Asia Pacific Small Company Series	1,523,939
The United Kingdom Small Company Series	1,481,135
The Continental Small Company Series	4,939,352

Federal Tax Cost
The Emerging Markets Series	$3,024,755
The Emerging Markets Small Cap Series	3,166,003
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series' shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series' until the 2024 annual shareholder reports, and will have no effect on the Series' accounting policies or financial statements.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series' and the Trust's financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.